As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on April 4, 2000                          Registration No. 811-2513

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 20 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on May 1, 2000 pursuant to paragraph (b) of Rule 485
     --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

FORM N-4                                                                 LOCATION - PROSPECTUS DATED
ITEM NO.                          PART A (PROSPECTUS)                             MAY 1, 2000
   1          Cover Page........................................  Cover Page

   2          Definitions.......................................  Not Applicable

   3          Synopsis..........................................  Contract Overview; Fee Tables

   4          Condensed Financial Information...................  Condensed Financial Information; Appendix
                                                                  VI - Condensed Financial Information

   5          General Description of Registrant,
              Depositor, and Portfolio Companies................  Other Topics - The Company, Variable
                                                                  Annuity Account C; Appendix V - Fund
                                                                  Descriptions

   6          Deductions and Expenses...........................  Fees

   7          General Description of Variable
              Annuity Contracts.................................  Contract Overview; Other Topics

   8          Annuity Period....................................  The Income Phase

   9          Death Benefit.....................................  Death Benefit

  10          Purchases and Contract Value......................  Contract Purchase and Participation; Your
                                                                  Account Value

  11          Redemptions.......................................  Right to Cancel; Withdrawals; Systematic Distribution
                                                                  Options

  12          Taxes.............................................  Taxation

  13          Legal Proceedings.................................  Other Topics - Legal Matters and Proceedings

  14          Table of Contents of the Statement of
              Additional Information............................  Contents of the Statement of Additional Information

                                                                       LOCATION - STATEMENT OF
FORM N-4                      PART B (STATEMENT OF                     ADDITIONAL INFORMATION
ITEM NO.                     ADDITIONAL INFORMATION)                      DATED MAY 1, 2000

   15        Cover Page...........................................    Cover page

   16        Table of Contents....................................    Table of Contents

   17        General Information and History......................    General Information and History

   18        Services.............................................    General Information and History;
                                                                      Independent Auditors

   19        Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

   20        Underwriters.........................................    Offering and Purchase of Contracts

   21        Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                      Quotations

   22        Annuity Payments.....................................    Income Phase Payments

   23        Financial Statements.................................    Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          VARIABLE ANNUITY ACCOUNT C



May 1, 2000 Supplement to May 1, 2000 Prospectus or Contract Prospectus Summary



Minnesota State Colleges and Universities Voluntary 403(b) Tax-Deferred Annuity



Your plan is administered in part by a third party. Such arrangements are mentioned under the heading "Third Party Compensation Arrangements" in the "Other Topics" section in the prospectus and the Contract Prospectus Summary.

In your case, Norwest Bank Minnesota is responsible for handling a portion of administration and service for the contract in which you participate. In exchange for the services provided, we compensate Norwest Bank Minnesota an amount equal to 0.25% of the assets related to the plan on an annual basis (0.0625% is paid quarterly). This is not an additional charge to you, but is part of the charges for the contract.



Form No. XCS.01107-00MM                                                 May 2000

                          VARIABLE ANNUITY ACCOUNT C



May 1, 2000 Supplement to May 1, 2000 Prospectus or Contract Prospectus Summary


                       St. John's Regional Health Center


The following is a negotiated provision concerning the early withdrawal charge applicable to the Suburban Hospital tax-deferred annuity plan. (See "Fees--Early Withdrawal Charge" in the prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70 1/2 (instead of between the ages of 59 1/2 and 70 1/2). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.


Form No. XCS.01107-00SJ                                                 May 2000

                          VARIABLE ANNUITY ACCOUNT C



May 1, 2000 Supplement to May 1, 2000 Prospectus or Contract Prospectus Summary


        Pennsylvania State Association of Boroughs (the "Association")



Under a signed agreement, the Association endorses our variable annuity for sale to its employees under the group's Deferred Compensation Plan. We have agreed to compensate the Association $3.50 per year for each participant for which contributions are made under the contract. (See "Other Topics--Third Party Compensation Arrangements" in the prospectus or the Contract Prospectus Summary).

Form No. XCS.01107-PA00                                                 May 2000

                           Prospectus - May 1, 2000
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The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP(1)
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP(1)
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio

DEM[Reg TM] Equity Fund (Institutional Shares)(2)

Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[Reg TM]
        Portfolio

Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

Janus Twenty Fund(2)

Lexington Natural Resources Trust(3)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA

Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly
        PPI MFS Value Equity Portfolio)

Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio

Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio


The Contracts. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

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Why reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

     Table of Contents . . . page 4
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Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.


Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room electronically at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
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(1) Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except those made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date. See "Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts."
(2) This fund is available to the general public. See "Additional Risks of Investing in the Funds."
(3) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

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Washington, D.C. 20549-0102. This information can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling
1-202-942-8090. The SAI table of contents is listed on page 47 of this prospectus. The SAI is incorporated into this prospectus by reference.


Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

Fixed Interest Options.

>  Guaranteed Accumulation Account

>  Fixed Plus Account

>  Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts

Subaccounts to be Closed to New Investments

Effective May 15, 2000, the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will no longer be available for new investment. After that date, the Company will only accept deposits into those subaccounts that are made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging, etc.) in effect before the close of business on May 12, 2000.


Fund Shares to be Substituted with Shares of Aetna Money Market VP.


Plan of Substitution. On or before September 29, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, all existing balances in Aetna High Yield VP and Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. Contract owners or participants will not incur any fees or charges as a result of the substitution. In addition, on and after September 29, 2000, all investment allocations then being directed to the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will be redirected to the Aetna Money Market VP subaccount. The Company believes that the substitution will not create any tax liability for contract owners or participants.

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Transfer Rights. At any time prior to the date of substitution, contract owners or participants may transfer their accumulation values from the subaccounts investing in substituted funds into any other investment options available under the contract, and no transfer fees or other charges will be imposed. From and after the date of substitution, contract owners or participants who had values transferred from a subaccount as a result of a substitution may transfer among any of the remaining investment options in accordance with the terms of the contract, also free of any transfer fees and charges.


Surrender Rights. If a contract owner or participant whose shares are substituted elects to make a surrender under the contract (if permitted by the plan and applicable tax law) within 30 days after the date of the substitution, the Company will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after April 10, 2000 from the other investment options to the Aetna High Yield VP or Aetna Real Estate Securities VP subaccounts. A contract owner or participant who exercises this surrender right may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. Contract owners or participants should seek qualified tax advice before exercising their surrender rights.

                          TABLE OF CONTENTS




----------------------------------------------------------------------
 Contract Overview: Who's Who; Contract Facts .................. 5
 The Contract and Your Retirement Plan (sidebar)
 Retirement Plan (sidebar)
 Plan Type (sidebar)
 Contract Rights (sidebar)
 Contract Phases: Accumulation Phase, The Income Phase ......... 6
 Questions: Contacting the Company (sidebar)
 Sending forms and written requests in good order (sidebar)
----------------------------------------------------------------------



Fee Table ......................................................  7
Condensed Financial Information ................................ 11
Investment Options ............................................. 11
Transfers ...................................................... 13
Contract Purchase and Participation ............................ 14
Contract Ownership and Rights .................................. 15
Right to Cancel ................................................ 16
Fees ........................................................... 17
Your Account Value ............................................. 23
Withdrawals .................................................... 25
Loans .......................................................... 27
Systematic Distribution Options ................................ 27
Death Benefit .................................................. 28
The Income Phase ............................................... 30
Taxation ....................................................... 34
Other Topics ................................................... 41


The Company - Variable Annuity Account C - Performance Reporting - Voting Rights - Contract Distribution - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly




Contents of the Statement of Additional Information ............ 47
Appendix I - Guaranteed Accumulation Account ................... 48
Appendix II - Fixed Account .................................... 50
Appendix III - Fixed Plus Account .............................. 52
Appendix IV - Employee Appointment of Employer as Agent Under an
Annuity Contract ............................................... 56
Appendix V - Fund Descriptions ................................. 57
Appendix VI - Condensed Financial Information .................. 60

Contract Overview

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The following is intended as a summary. Please read each section of this prospectus for additional information.


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Who's Who
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You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.


For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

-------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

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Contract Facts
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Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."


Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."


Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b) or 457 plans) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.


Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."



The Contract and Your Retirement Plan

Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your Aetna representative or the Company.

Contract Rights: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

Questions: Contacting the Company. Contact your local representative or write or call the Home Office:

Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277


1-800-262-3862
(1-800-462-4458 for participants in contracts issued to the San Bernardino County and Macomb County plans)


Sending forms and written requests in good order

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

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Contract Phases
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I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Aetna Life Insurance and Annuity Company with your completed enrollment materials. According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.


                               ------------------
                                  Payments to
                                  Your Account
                               ------------------
                                     Step 1

              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

    (a)                Step 2                (b)
---------     ---------------------------------------------------
                             Variable Annuity
  Fixed                          Account C
Interest
 Options                 Variable Investment Options

---------



              ---------------------------------------------------
                               The Subaccounts
              ---------------------------------------------------

                      A              B               Etc.

              ---------------------------------------------------

                    Step  2(b)
              ---------------------------------------------------
                Mutual     Mutual                    Etc.
                Fund A     Fund B
              ---------------------------------------------------



STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the:
(a) Fixed Interest Options: and/or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)


The subaccount(s) selected purchases shares of its corresponding fund.




II. The Income Phase

The contract offers several payment options. See "The Income Phase." In general, you may:

>  Receive income phase payments over a lifetime or a specified period;

>  Receive income phase payments monthly, quarterly, semi-annually or annually;

>  Select an option that provides a death benefit to beneficiaries; or

> Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

Fee Table
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The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.



Maximum Transaction Fees

Maximum Early Withdrawal Charge(1).....................5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.

Maximum Annual Maintenance Fee(1)......................................$30.00



Maximum Fees Deducted From the Subaccounts

Maximum Amounts(1)
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge.......................................1.50%

Administrative Expense Charge(2)....................................... 0.25%
                                                                        -----

Total Separate Account Expenses........................................ 1.75%
                                                                        =====

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(1) These fees may be waived, reduced or eliminated in certain circumstances. See "Fees."

(2) We only impose this charge under some contracts. See "Fees."


In This Section:


>  Maximum Transaction Fees;

>  Maximum Fees Deducted From the Subaccounts;

>  Fees Deducted by the Funds; and

>  Examples of Fee Deductions.


Also, see the "Fees" section for:

>  Early Withdrawal Charge Schedules;

>  How, When and Why Fees are Deducted;

>  Reduction, Waiver and/or Elimination of Certain Fees; and

>  Premium and Other Taxes.

See "The Income Phase" for:

>  Fees during the income phase.

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.



                                                    Fund Expense Table
                                                                                  Total Fund                  Net Fund
                                                                                    Annual                     Annual
                                                                                   Expenses                   Expenses
                                                       Investment                   Without       Total        After
                                                        Advisory         Other    Waivers or   Waivers and   Waivers or
                                                        Fees(1)        Expenses   Reductions    Reductions   Reductions
                                                  ------------------- ---------- ------------ ------------- -----------
Aetna Ascent VP(2)                                       0.60%          0.14%       0.74%          0.00%       0.74%
Aetna Balanced VP, Inc.                                  0.50%          0.09%       0.59%            --        0.59%
Aetna Bond VP                                            0.40%          0.09%       0.49%            --        0.49%
Aetna Crossroads VP(2)                                   0.60%          0.14%       0.74%          0.04%       0.70%
Aetna Growth VP(2)                                       0.60%          0.11%       0.71%          0.00%       0.71%
Aetna Growth and Income VP                               0.50%          0.08%       0.58%            --        0.58%
Aetna High Yield VP(2)                                   0.65%          0.48%       1.13%          0.33%       0.80%
Aetna Index Plus Large Cap VP(2)                         0.35%          0.10%       0.45%          0.00%       0.45%
Aetna Index Plus Mid Cap VP(2)                           0.40%          0.40%       0.80%          0.20%       0.60%
Aetna Index Plus Small Cap VP(2)                         0.40%          0.50%       0.90%          0.30%       0.60%
Aetna International VP(2)                                0.85%          0.77%       1.62%          0.47%       1.15%
Aetna Legacy VP(2)                                       0.60%          0.15%       0.75%          0.10%       0.65%
Aetna Money Market VP                                    0.25%          0.09%       0.34%            --        0.34%
Aetna Real Estate Securities VP(2)                       0.75%          0.74%       1.49%          0.54%       0.95%
Aetna Small Company VP(2)                                0.75%          0.13%       0.88%          0.00%       0.88%
Aetna Technology VP(2)(3)                                0.95%          0.25%       1.20%          0.05%       1.15%
Aetna Value Opportunity VP(2)                            0.60%          0.13%       0.73%          0.00%       0.73%
AIM V.I. Capital Appreciation Fund                       0.62%          0.11%       0.73%            --        0.73%
AIM V.I. Growth Fund                                     0.63%          0.10%       0.73%            --        0.73%
AIM V.I. Growth and Income Fund                          0.61%          0.16%       0.77%            --        0.77%
AIM V.I. Value Fund                                      0.61%          0.15%       0.76%            --        0.76%
Calvert Social Balanced Portfolio(4)                     0.70%          0.19%       0.89%          0.00%       0.89%
DEM[Reg TM] Equity Fund (5)                              0.90%          2.10%       3.00%          1.75%       1.25%
Fidelity VIP Equity-Income Portfolio(6)                  0.48%          0.09%       0.57%            --        0.57%
Fidelity VIP Growth Portfolio(6)                         0.58%          0.08%       0.66%            --        0.66%
Fidelity VIP Overseas Portfolio(6)                       0.73%          0.18%       0.91%            --        0.91%
Fidelity VIP II Contrafund[Reg TM] Portfolio(6)          0.58%          0.09%       0.67%            --        0.67%
Janus Aspen Aggressive Growth Portfolio(7)               0.65%          0.02%       0.67%          0.00%       0.67%
Janus Aspen Balanced Portfolio(7)                        0.65%          0.02%       0.67%          0.00%       0.67%
Janus Aspen Flexible Income Portfolio(7)                 0.65%          0.07%       0.72%          0.00%       0.72%
Janus Aspen Growth Portfolio(7)                          0.65%          0.02%       0.67%          0.00%       0.67%
Janus Aspen Worldwide Growth Portfolio(7)                0.65%          0.05%       0.70%          0.00%       0.70%
Janus Twenty Fund (8)                                    0.65%          0.23%       0.88%          0.00%       0.88%
Lexington Natural Resources Trust                        1.00%          0.33%       1.33%            --        1.33%
Oppenheimer Global Securities Fund/VA                    0.67%          0.02%       0.69%            --        0.69%
Oppenheimer Strategic Bond Fund/VA                       0.74%          0.04%       0.78%            --        0.78%
PPI MFS Capital Opportunities Portfolio(9)               0.65%          0.25%       0.90%          0.00%       0.90%
PPI MFS Emerging Equities Portfolio(9)                   0.67%          0.13%       0.80%          0.00%       0.80%
PPI MFS Research Growth Portfolio(9)                     0.70%          0.15%       0.85%          0.00%       0.85%
PPI Scudder International Growth Portfolio(9)            0.80%          0.20%       1.00%          0.00%       1.00%
PPI T. Rowe Price Growth Equity Portfolio(9)             0.60%          0.15%       0.75%          0.00%       0.75%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.

(4) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

(5) The amount shown under "Other Expenses" includes a fee paid to the fund's distributor for stockholder servicing and distribution services at an annual rate of up to a total of 0.25% of average daily net assets. The fund's investment adviser has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, there is no guarantee the fund's investment adviser will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

(6) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; and 0.65% for Fidelity VIP II Contrafund(R) Portfolio.

(7) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(8) Investment Advisory Fees information has been restated to reflect a new fee schedule effective January 31, 2000. Other Expenses were determined based on net assets as of the fiscal year ended October 31, 1999.

(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

Hypothetical Examples

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.039%). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.



> These examples are purely hypothetical.
> They should not be considered a
  representation of past or future fees or
  expected returns.
> Actual fees and/or returns may be more or
  less than those shown in these examples.
                                                              EXAMPLE A                              EXAMPLE B
                                               --------------------------------------- --------------------------------------
                                                                                         If you leave your entire account
                                               If you withdraw your entire account       value invested or if you select an income
                                               value at the end of the periods shown,    phase payment option at the end of the
                                               you would pay the following fees,         periods shown, you would pay the
                                               including any applicable early            following fees (no early withdrawal
                                               withdrawal charge assessed:*              charge is reflected):**
                                               1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                   $77      $133      $191      $286         $26      $ 79      $135      $286
Aetna Balanced VP, Inc.                           $75      $128      $184      $272         $24      $ 74      $127      $272
Aetna Bond VP                                     $74      $125      $179      $261         $23      $ 71      $122      $261
Aetna Crossroads VP                               $77      $133      $191      $286         $26      $ 79      $135      $286
Aetna Growth VP                                   $77      $132      $190      $283         $25      $ 78      $133      $283
Aetna Growth and Income VP                        $75      $128      $183      $271         $24      $ 74      $126      $271
Aetna High Yield VP                               $81      $144      $209      $324         $29      $ 90      $154      $324
Aetna Index Plus Large Cap VP                     $74      $124      $177      $257         $23      $ 70      $120      $257
Aetna Index Plus Mid Cap VP                       $77      $134      $194      $292         $26      $ 81      $137      $292
Aetna Index Plus Small Cap VP                     $78      $137      $198      $302         $27      $ 84      $142      $302
Aetna International VP                            $85      $157      $231      $369         $34      $105      $177      $369
Aetna Legacy VP                                   $77      $133      $191      $287         $26      $ 79      $135      $287
Aetna Money Market VP                             $73      $121      $172      $246         $22      $ 67      $114      $246
Aetna Real Estate Securities VP                   $84      $154      $226      $358         $33      $101      $171      $358
Aetna Small Company VP                            $78      $136      $198      $300         $27      $ 83      $141      $300
Aetna Technology VP                               $81      $145      $212      $331         $30      $ 92      $157      $331
Aetna Value Opportunity VP                        $77      $132      $191      $285         $26      $ 78      $134      $285
AIM V.I. Capital Appreciation Fund                $77      $132      $191      $285         $26      $ 78      $134      $285
AIM V.I. Growth Fund                              $77      $132      $191      $285         $26      $ 78      $134      $285
AIM V.I. Growth and Income Fund                   $77      $133      $192      $289         $26      $ 80      $136      $289
AIM V.I. Value Fund                               $77      $133      $192      $288         $26      $ 79      $135      $288
Calvert Social Balanced Portfolio                 $78      $137      $198      $301         $27      $ 83      $142      $301
DEM[Reg TM] Equity Fund                           $98      $194      $291      $484         $48      $144      $241      $484
Fidelity VIP Equity-Income Portfolio              $75      $128      $183      $270         $24      $ 74      $126      $270
Fidelity VIP Growth Portfolio                     $76      $130      $187      $279         $25      $ 76      $131      $279
Fidelity VIP Overseas Portfolio                   $78      $137      $199      $303         $27      $ 84      $143      $303
Fidelity VIP II Contrafund[Reg TM] Portfolio      $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Aggressive Growth Portfolio           $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Balanced Portfolio                    $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Flexible Income Portfolio             $77      $132      $190      $284         $25      $ 78      $133      $284
Janus Aspen Growth Portfolio                      $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Worldwide Growth Portfolio            $76      $131      $189      $282         $25      $ 78      $133      $282
Janus Twenty Fund                                 $78      $136      $198      $300         $27      $ 83      $141      $300
Lexington Natural Resources Trust                 $82      $149      $218      $343         $31      $ 96      $163      $343
Oppenheimer Global Securities Fund/VA             $76      $131      $189      $282         $25      $ 77      $132      $282
Oppenheimer Strategic Bond Fund/VA                $77      $134      $193      $290         $26      $ 80      $136      $290
PPI MFS Capital Opportunities Portfolio           $78      $137      $198      $302         $27      $ 84      $142      $302
PPI MFS Emerging Equities Portfolio               $77      $134      $194      $292         $26      $ 81      $137      $292
PPI MFS Research Growth Portfolio                 $78      $136      $196      $297         $27      $ 82      $140      $297
PPI Scudder International Growth Portfolio        $79      $140      $203      $312         $28      $ 86      $147      $312
PPI T. Rowe Price Growth Equity Portfolio         $77      $133      $191      $287         $26      $ 79      $135      $287



-----------------

* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.




Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options.
When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

> Fund Descriptions. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview", by accessing the SEC's web site or by contacting the SEC's Public Reference Room.


Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options
 o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 o Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------
Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.


Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


Additional Risks of Investing in the Funds.


Variable Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>  Mixed--bought for annuities and life insurance

>  Shared--bought by more than one company


Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:


>  DEM[Reg TM] Equity (Institutional Shares)


>  Janus Twenty Fund

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.


Possible Conflicts of Interest. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

Transfers
--------------------------------------------------------------------------------
Transfers Among Investment Options. During the accumulation phase and under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.
We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Contract Purchase and Participation
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457.


ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.


Purchasing the Contract.

1. The contract holder submits the required forms and application to the Company.
2. We approve the forms and issue a contract to the contract holder.


Participating in the Contract.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.



Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:


> Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan and/or


>  Installment payments--More than one payment made over time to your account

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. See "Fees--Early Withdrawal Charge Schedules."


Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."


Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.


Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation."




Contract Ownership and Rights
--------------------------------------------------------------------------------
Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

> Under 457 Plans. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.


> Under 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

> Under 401(a)/401(k) or 403(a) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.


Who Holds Rights under the Contract?

> Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

> If you participate in a group or individual contract through a voluntary 403(b) plan, you hold all rights under the contract.




Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.


Refunds. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

Fees

--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.


I. Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.


Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.



Amount: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the account, or under some contracts, the maximum permitted by the rules of the National Association of Securities Dealers.



Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).



Schedule I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:
(1) The number of years since the account was established; (2) the number of years since the contract was established; or (3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).


                                  Schedule I

--------------------------------------------------------------------------------
       Purchase Payment or Contribution
       Periods or, Contract Years or Account
       Years Completed (depending upon
       the contract)                            Early Withdrawal Charge
---------------------------------------------   ------------------------
       Fewer than 5                                        5%
       5 or more but fewer than 7                          4%
       7 or more but fewer than 9                          3%
       9 or more but fewer than 10                         2%
       more than 10                                        0%
--------------------------------------------------------------------------------


Types of Fees

There are three types of fees which you may incur under the contract:

>  Transaction Fees
       o Early Withdrawal Charge
       o Annual Maintenance Fee

>  Fees Deducted from the Subaccounts
       o Mortality and Expense Risk Charge
       o Administrative Expense Charge

>  Fees Deducted by the Funds
       o Investment Advisory Fees
       o Other Expenses


Terms to Understand in
Schedules I and II

> Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

> Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

> Purchase Payment Period (also called Contribution Period under some contracts) (for installment payments under some contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

Schedule II. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.


                                  Schedule II

--------------------------------------------------------------------------------
  Account Years Completed                 Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 5                                       5%
  5 or more but fewer than 6                         4%
  6 or more but fewer than 7                         3%
  7 or more but fewer than 8                         2%
  8 or more but fewer than 9                         1%
  9 or more                                          0%
--------------------------------------------------------------------------------

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

>  Used to provide income payments during the income phase;

>  Paid because of your death before income payments begin;

> Paid where your account value is $5,000 or less ($3,500 under some contracts and $1,999 for some contracts issued in New York), (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months;

> Taken because of the election of a systematic distribution option. See "Systematic Distribution Options"; or

>  Taken on or after the tenth anniversary of the effective date of the account.


Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:


> Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59 1/2 and have completed at least nine purchase payment periods;


> Taken after you have separated from service with your employer. (Under certain contracts, the employer must provide documentation of separation to the Company);


> Used to purchase an Aetna single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (If you cancel the new contract, we will reinstate the account under the old contract. The amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);


> Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder or an in-service distribution permitted by the plan when certified by the employer;


>  From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year (To qualify for this waiver you must be between the ages of 59 1/2 and 70 1/2 and cannot have elected the systematic withdrawal option. Any outstanding loans are not included in the account value when calculating the 10% amount. This waiver does not apply to full withdrawals or to a withdrawal due to a loan default.);


> Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company in writing;

> Made because the Company terminated the account under the circumstances described in "Other Topics--Account Termination"; or

> Withdrawn for a transfer as provided under Internal Revenue Service Ruling 90-24 to a Code section 403(b)(7) custodial account sponsored by the Company.


Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>  The number of participants under the plan;

>  The expected level of assets or cash flow under the plan;

>  Our agent's involvement in sales activities;

>  Our sales-related expenses;

>  Distribution provisions under the plan;

> The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

> The level of employer involvement in determining eligibility for distributions under the contract;

>  Our assessment of financial risk to the Company relating to withdrawals; and

> Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the state of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract form G-CDA-99(NY).



--------------------------------------------------------------------------------
  Completed Account Years                 Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 3                                       5%
  3 or more but fewer than 4                         4%
  4 or more but fewer than 5                         3%
  5 or more but fewer than 6                         2%
  6 or more but fewer than 7                         1%
  7 or more                                          0%
--------------------------------------------------------------------------------

Maintenance Fee
Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>  The size, type and nature of the group to which a contract is issued;


> The expected level of assets under the plan (Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder.);


> The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

>  The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group changes.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. Fees Deducted from the Subaccounts


Mortality and Expense Risk Charge

Maximum Amount. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).


When/How. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.



Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.


Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:


> The expected level of assets under the plan (Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder.);


> The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

> The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

> The frequency, consistency and method of submitting payments and loan repayments;

> The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

> The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

>  The projected frequency of distributions; and

> The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.


Administrative Expense Charge
Maximum Amount. 0.25% annually of your account value invested in the subaccounts.



When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccount. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.



Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.


Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.


III. Fund Expenses
Maximum Amount. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.



When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares which will, in turn, affect the daily value of each subaccount.



Purpose. These amounts help to pay the fund's investment advisor and operating expenses.


IV. Premium and Other Taxes
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.


When/How. We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments.

We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."



Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the fixed interest options, including interest earnings to date

>  Less any deductions from the fixed interest options (e.g. withdrawals, fees)

>  Plus the current dollar value of amounts invested in the subaccounts.


Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.


Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."



Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (Exchange). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.


Current AUV = Prior AUV x Net Investment Factor


Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.


Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation, minus;

> The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

> Divided by the total value of the subaccount's units at the preceding valuation;


> Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guaranty charges for the Aetna GET Fund). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.




Step 1: An investor contributes $5,000.



                             ---------------------
                              $5,000 contribution
                             ---------------------
                                     Step 1
              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

                                     Step 2
              ---------------------------------------------------
                         Variable Annuity Account C
              ---------------------------------------------------
                  Subaccount A      Subaccount B      Etc
                  300               80
                  accumulation      accumulation
                  units             units




              ---------------------------------------------------

                      Step  3
              ---------- -----------
                Fund A     Fund B
              ---------- -----------




                                            Step 2:

                                            A. He directs us to invest $3,000
                                               in Fund A. His dollars purchase
                                               300 accumulation units of
                                               Subaccount A ($3,000 divided by
                                               the current
                                               $10 AUV).
                                            B. He directs us to invest $2,000
                                               in Fund B. His dollars purchase
                                               80 accumulation units of
                                               Subaccount B ($2,000 divided by
                                               the current
                                               $25 AUV).

                                            Step 3: The separate account then
                                            purchases shares of the applicable
                                            funds at the current market value
                                            (net asset value or NAV).



The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.




Withdrawals
--------------------------------------------------------------------------------

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.



Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

>  Select the withdrawal amount
   o Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
   o Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

> Select investment options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.

>  Properly complete a disbursement form and submit it to the Home Office.


Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2) On such later date as specified on the disbursement form.


Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.


Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>  Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";

>  Maintenance Fee. See "Fees--Maintenance Fee";

>  Market Value Adjustment. See Appendix I;

>  Tax Penalty. See "Taxation"; and/or

>  Tax Withholding. See "Taxation".

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--Questions."

Reinvestment Privilege. (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinvestment.



Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

> Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 591/2, separation from service, or financial hardship of the following:
   (1) Salary reduction contributions made after December 31, 1988; and
   (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988.

> 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

> The contract may require that the contract holder certify that you are eligible for the distribution.

> If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

> Participants in Ball State University Alternate Pension Plan--The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

> Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

Loans
--------------------------------------------------------------------------------
Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.


Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.




Systematic Distribution Options
--------------------------------------------------------------------------------
Availability of Systematic Distribution Options. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:

> SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

> ECO--Estate Conservation Option. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.

   Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.

   For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

> Other Systematic Distribution Options. Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Home Office.


Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan.


Features of a Systematic Distribution Option

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

During the Income Phase

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."


Terminating a Systematic Distribution Option. Once you elect a Systematic Distribution Option, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.


Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."




Death Benefit
--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).


> Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

> Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.


During the Accumulation Phase
Payment Process


1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.

2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.


Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

>  Lump-sum payment;


> Payment under an available income phase payment option (see "The Income Phase--Payment Options"); and


> If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (may not be available under all plans). See "Systematic Distribution Options."

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>  Leaving the account value invested in the contract;

> Under some contracts, leaving your account value on deposit in the Company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See The Income Phase--Payment Options"


Death Benefit Calculation. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.


Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:


(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.


Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Income Phase Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

The Income Phase


--------------------------------------------------------------------------------
During the income phase, you receive payments from your accumulated account value.


Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

>  Start date;


> Income phase payment option (see the income phase payment options table in this section);

> Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);


>  Choice of fixed or variable payments;

> Selection of an assumed net investment rate (only if variable payments are elected); and

> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.


What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.


Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.


Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected, or a combination of subaccounts and fixed interest options. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.


Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.


Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions?"

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.



Charges Deducted.

> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount. Under some contracts, we may reduce this fee based on certain factors. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase. See "Fees--Mortality and Expense Risk Charge."

> We may also deduct a daily administrative charge from amounts held in the subaccounts. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.


Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.


Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.


Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

Income Phase Payment Options
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.


Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.


-----------------------------------------------------------------------------------------------------------------------------
                                           Lifetime Income Phase Payment Options
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives. It is possible that only one payment will
 Life Income             be made should the annuitant die prior to the second payment's due date.
                         Death Benefit--None: All payments end upon the annuitant's death.
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
 Life Income--           choice of 5-30 years or as otherwise specified in the contract.
 Guaranteed Pay-         Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 ments                   guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                         Continuing Payments:
 Life Income--Two        (a) When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to con-
 Lives                   tinue to the surviving annuitant after the first death; or
                         (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and
                         50% of the payment to continue to the second annuitant on the annuitant's death.
                         Death Benefit--None: All payments end after the death of both annuitants.
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to
                         30 years, or as otherwise specified in the contract.
 Life Income--Two        Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
 Lives--Guaranteed       first death.
 Payments                Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed pay-
                         ments have all been paid, we will continue to pay the beneficiary the remaining payments.
                         Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------------
 Life Income--Cash       Length of Payments: For as long as the annuitant lives.
 Refund Option           Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-
 (limited                sum payment equal to the amount originally applied to the payment option (less any premium
 availability--          tax) and less the total amount of fixed income phase payments paid.
 fixed payment
 only)
 -----------------------------------------------------------------------------------------------------------------------------
 Life Income--Two        Length of Payments: For as long as either annuitant lives.
 Lives--Cash             Continuing Payment: 100% of the payment to continue after the first death.
 Refund Option           Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
 (limited                payment equal to the amount applied to the income phase payment option (less any premium
 availability--fixed     tax) and less the total amount of fixed income phase payments paid.
 payment only)
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                               Table continued ---->

Income phase payment options continued




-----------------------------------------------------------------------------------------------------------------------------
                                       Nonlifetime Income Phase Payment Options(1)
-----------------------------------------------------------------------------------------------------------------------------
                   Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5
 Nonlifetime--     years. In certain cases, a lump-sum payment may be requested at any time (see below).
 Guaranteed        Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments          guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                   sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3-1/2% or 5% assumed net investment rate for variable payments).
--------------------------------------------------------------------------------

(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

In This Section

I.  Introduction

II.  Your Retirement Plan

III. Withdrawals and other Distributions
          o Taxation of Distributions

          o Taxation of Death Benefits

          o 10% Penalty Tax

          o Withholding for Federal Income Tax Liability


IV. Minimum Distribution Requirements
          o 50% Excise Tax

V.  Rules Specific to Certain Plans
          o 457 Plans
          o 403(b) Plans
          o 401(a), 401(k) and 403(a) Plans
          o 415(m) Arrangements
          o Bona Fide Severance Pay Plans

VI. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.


Taxation
--------------------------------------------------------------------------------
I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

> We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

--------------------------------------------------------------------------------

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.
--------------------------------------------------------------------------------

II. Your Retirement Plan
The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.



Plan Types. The contract is designed for use with retirement plans that qualify under code sections 401(a), 401(k), 403(a), 403(b) or 457. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. The contract may also be used with code section 415(m) arrangements. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or 457 also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.



The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.



Taxation of Distributions

457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.


457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.


401(a), 401(k), 403(a) or 403(b) Plans. All distributions from these plans are taxed as received unless:

> The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.


Taxation of Death Benefits
In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


10% Penalty Tax
The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:
(a) You have attained age 59 1/2;
(b) You have become disabled, as defined in the Tax Code;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor; or
(g) The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.


Withholding for Federal Income Tax Liability
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), 403(a) or 403(b) Plans. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.


457 Plans. All distributions from a 457 plan, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.


Non-resident Aliens. If you or a beneficiary is a non-resident alien and you participate in other than a 457 plan, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.


IV. Minimum Distribution Requirements
To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

>  Start date for distributions;

>  The time period in which all amounts in your account(s) must be distributed;
   or

>  Distribution amounts.


Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

> You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age
   70 1/2; or

> Under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


Time Period. We must pay out distributions from the contract over one of the following time periods:

>  Over your life or the joint lives of you and your beneficiary, or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.


Amount (457(b) Plans Only). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.



50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.



Minimum Distribution of Death Benefits. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

>  After you begin receiving minimum distributions under the contract, or

>  Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

>  Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

>  Over the life of the beneficiary; or

>  Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

>  December 31 of the calendar year following the calendar year of your death;
   or

>  December 31 of the calendar year in which you would have attained age 701/2.


V. Rules Specific to Certain Plans


457 Plans
Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. The plan may either be a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account.


457(b) Plan. A 457(b) plan is subject to restrictions on contributions and distributions.


457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

The Contract. We make this contract available to plans subject to code section 457 only if a governmental employer sponsors the plan.


Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.


Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).



Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you separate from service with the employer; or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.



403(b) Plans

In addition to being offered as an investment option under the contract, shares of certain of the Funds (DEM[Reg TM] Equity Fund and Janus Twenty Fund) are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity". In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.


Under code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.

> The first limit, under code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457.

> The second limit, which is the exclusion allowance under code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

> An additional limit specifically limits your salary reduction contributions to generally no more than $10,500 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

>  Salary reduction contributions made after December 31, 1988;

>  Earnings on those contributions; and

>  Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.


Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(ii).


Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.


401(a), 401(k) and 403(a) Plans
Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.


Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.


Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,500 annually (subject to indexing). Your own limits may be higher or lower, depending upon certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Code section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59 1/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.


415(m) Arrangements
If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.

Bona Fide Severance Pay Plans
If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.


VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.


We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.




Other Topics
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The Company

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
       151 Farmington Avenue
       Hartford, Connecticut 06156

Variable Annuity Account C
We established Variable Annuity Account C (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.


Performance Reporting

We may advertise different types of historical performance for the subaccounts including:


>  Standardized average annual total returns; and

>  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


Voting Rights
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.


> During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.



Contract Distribution
The Company will serve as the principal underwriter for the securities sold under this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts


Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We may reimburse the distributor for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.

Third Party Compensation Arrangements. Occasionally, we may:

> Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

> Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.


Contract Modification
We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.


Legal Matters and Proceedings
We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or
(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


Transfer of Ownership; Assignment
An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.


Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and $1,999 for some contracts issued in New York), this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.


Intent to Confirm Quarterly
Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

[OREGON EDUCATION ASSOCIATION CHOICE PERSONAL BENEFIT TRUST ("OEA TRUST")
                          AND THE COMPANY'S AGREEMENT


Under past and current agreements, the OEA Trust exclusively endorses our tax deferred variable annuity and other related investment products for sale to its members. Under the current agreement, the OEA Trust agrees to:


> Facilitate Oregon Education Association ("OEA") members' access to the variable annuity and other related investment products; and

> Assist us by providing services such as office space and secretarial/clerical support.

The OEA Trust will provide an employee who:

>  Is a registered representative of one of our affiliates;

>  Advertises the Company in OEA's newsletter;

> Facilitates and coordinates meetings and workshops where registered representatives of the Company's affiliate present the annuity to OEA members; and

>  Acts as a liaison between the Company and OEA members.


In return, the Company agrees to:


> Compensate OEA Trust to help it defray the costs incurred in providing the administrative and other support; and

> Reimburse OEA Trust for out-of-pocket travel and meeting expenses of an OEA Trust employee who is also a registered representative of the Company's affiliate.

During 1999, the Company paid OEA Trust $300,000 as reimbursement for the costs and services described above. Effective January 1, 2000, the Company will pay the OEA Trust $27,500 each month as reimbursement for the costs and services described above.]

Contents of the Statement of Additional Information
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The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of the Company

                                  Appendix I
                        Guaranteed Accumulation Account
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The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

> The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

> The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.


Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.


Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.


Fees and Other Deductions.

> If all or a portion of your account value in GAA is withdrawn, you may incur the following: Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus
   Tax Penalties and/or Tax withholding--See "Taxation"
   Early Withdrawal Charge--See "Fees"
   Maintenance Fee--"See Fees"

> We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from GAA.


Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

>s  hort-term--three years or less; and

>  long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

>  transfer dollars to a new guaranteed term;

>  transfer dollars to other available investment options; or

>  withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.


Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.


Income Phase. GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we may distribute as a loan.



Reinvesting Amounts Withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.


Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  Appendix II
                                 Fixed Account
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The Fixed Account is an investment option available during the accumulation phase under some contracts. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.



Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.



Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.


The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.



Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."


Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.


Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

                                 Appendix III
                              Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.


Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, under most contracts, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.



Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.



Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.


Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

>  The hardship is certified (required under most contracts);


> The partial withdrawal is taken proportionally from each investment option in which your account invests;


>  The amount is paid directly to you; and

> The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

>  The employer certifies you have separated from service;

>  The amount withdrawn is paid directly to you; and

> The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

> One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

>  One-fourth of the remaining Fixed Plus Account value 12 months later;

>  One-third of the remaining Fixed Plus Account value 12 months later;

>  One-half of the remaining Fixed Plus Account value 12 months later; and

>  The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.


Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a) Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
(b) Due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or
(c) When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:


>  The hardship is certified by the employer;

> The amount is paid directly to you; and > The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. For any in-service distributions permitted by the plan and the following conditions are met:

>  The distribution has been certified by the employer;
> The amount distributed is paid directly to you; and > The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period.

3. Due to your separation from service with the employer, provided that all the following apply*:

>  The employer certifies that you have separated from service;
> The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
> Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.


4. If you are at least age 59 1/2 and have completed nine payment periods.


5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.


Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during
-----------------
* Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:
>  The hardship is certified by the employer;
>  We receive the withdrawal request within 60 days of the date of separation;
   and
>  You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.


Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.


Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.


Transfer Credits. The Company provides a transfer credit in certain circumstances. See "Purchase--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  Appendix IV
                   Employee Appointment of Employer as Agent
                           Under an Annuity Contract
--------------------------------------------------------------------------------
For Plans under Section 403(b), 401 or 403(a) of the Code (except voluntary
                             Section 403(b) Plans)
================================================================================
My employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

> I own the value of my Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), I have ownership in the value of my Employer Account.

> I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

> My employer may permit me to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

> On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

> In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                  Appendix V
                               Fund Descriptions

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The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

>Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

>Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)

>Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

>Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)


>Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

>Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

>Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

>Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).(1)

>Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

>Aetna Variable Portfolios, Inc.--Aetna Technology VP seeks long-term capital appreciation.(1)(a)

>Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)

>AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)

>AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)

>AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.(2)

>AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)

>Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)(a)

>DEM[Reg TM] Equity Fund (Institutional Shares) seeks to provide aggressive long-term growth through capital appreciation.(4)

>Fidelity Variable Insurance Products Fund Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(5)

>Fidelity Variable Insurance Products Fund-- Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(5)

>Fidelity Variable Insurance Products Fund-- Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(5)(a)

>Fidelity Variable Insurance Products Fund II-- Contrafund[Reg TM] Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(5)(b)

>Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion.(6)

>Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(6)

>Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(6)

>Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(6)

>Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(6)

>Janus Twenty Fund seeks long-term growth of capital by investing in a nondiversified portfolio that normally concentrates its investments in a core position of 20-30 common stocks.(6)

>Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(7)(a)

>Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.(8)

>Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(8)

>Portfolio Partners, Inc. (PPI)--MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio) seeks capital appreciation.(9)(a)

>Portfolio Partners, Inc. (PPI)--MFS Emerging Equities Portfolio seeks long-term growth of capital. (9)(a)

>Portfolio Partners, Inc. (PPI)--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(9)(a)

>Portfolio Partners, Inc. (PPI)--Scudder International Growth Portfolio seeks long-term growth of capital.(9)(b)

>Portfolio Partners, Inc. (PPI)--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and secondarily, increasing dividend income. (9)(c)

Investment Adviser:

(1) Investment Adviser: Aeltus Investment Management, Inc.
    (a) Elijah Asset Management, LLC (subadviser)
(2) Investment Adviser: A I M Advisors, Inc.
(3) Investment Adviser: Calvert Asset Management Company, Inc.
    (a) NCM Capital Management, Inc. (subadviser)
(4) Chapman Capital Management, Inc.
(5) Investment Adviser: Fidelity Management & Research Company
    (a) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity International Investment Advisors (subadviser) Fidelity International Investment Advisors (U.K.) Limited (subadviser)
        Fidelity Investments Japan Limited (subadviser)
    (b) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity Investments Japan Limited (subadviser)
(6) Investment Adviser: Janus Capital Corporation
(7) Investment Adviser: Lexington Management Corporation
    (a) Market Systems Research Advisors, Inc. (subadviser)
(8) Investment Adviser: OppenheimerFunds, Inc.
(9) Investment Adviser: Aetna Life Insurance and Annuity Company
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                  Appendix VI
                        Condensed Financial Information

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


Table I--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.40%, 0.45%, and 0.50% .......................................     62
Table II--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.55%, 0.65%, and 0.70% .......................................     65
Table III--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.75%, 0.80%, and 0.85% .......................................     68
Table IV--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.90% and 0.95% ...............................................     71
Table V--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.00% .........................................................     75
Table VI--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.05% and 1.10% ...............................................     79
Table VII--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.15% .........................................................     83
Table VIII--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.20% and Those Issued Since 1996 with Total Separate
  Account Charges of 1.25% ......................................     86
Table IX--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.30% and 1.40% ...............................................     90
Table X--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans Since 1996 with Total Separate Account Charges
  of 1.50% ......................................................     93
Table XI--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.25% ..............................................     96
Table XII--For Multiple Option Contracts Issued to
  San Bernardino County and Macomb County with Total
  Separate Account Charges of 1.25% .............................    100
Table XIII--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.50% (including a 0.25% Administrative Expense
  Charge Beginning April 7, 1997) ...............................    104
Table XIV--For Contracts Containing Limits on Fees Issued
  Under 403(b) Plans and Deferred Compensation Plans ............    107
Table XV--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On January 15, 1996 ...........................................    109
Table XVI--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On May 25, 1996 ...............................................    113

                                  Appendix VI
                  Condensed Financial Information (continued)
--------------------------------------------------------------------------------


Table XVII--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On or After December 16, 1996 .........................   117
Table XVIII--For Contracts Issued to Missouri Municipal
  League Under Deferred Compensation Plans with
  Total Separate Account Charges of 0.80% ...............   121
Table XIX--For Contracts Issued to Metropolitan Utilities
  District Under Deferred Compensation Plans with
  Total Separate Account Charges of 0.80% ...............   124

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE I

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
        WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%, 0.45%, AND 0.50%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.







                                                         0.40% Total Charges
                                                 -----------------------------------
                                                      1999            1998
                                                      ----            ----
AETNA ASCENT VP
Value at beginning of period                          $14.086         $13.239(1)
Value at end of period                                $16.043         $14.086
Number of accumulation units outstanding at end
 of period                                             84,264          86,321
AETNA BALANCED VP, INC.
Value at beginning of period                          $15.331         $14.244(1)
Value at end of period                                $17.347         $15.331
Number of accumulation units outstanding at end
 of period                                            720,935         653,272
AETNA BOND VP
Value at beginning of period                          $12.079         $11.893(1)
Value at end of period                                $11.942         $12.079
Number of accumulation units outstanding at end
 of period                                            198,382         190,084
AETNA CROSSROADS VP
Value at beginning of period                          $13.628         $12.991(1)
Value at end of period                                $14.960         $13.628
Number of accumulation units outstanding at end
 of period                                             62,563          51,878
AETNA GROWTH VP
Value at beginning of period                          $18.018         $15.200(1)
Value at end of period                                $24.222         $18.018
Number of accumulation units outstanding at end
 of period                                             59,855          21,805
AETNA GROWTH AND INCOME VP
Value at beginning of period                          $16.747         $15.108(1)
Value at end of period                                $19.586         $16.747
Number of accumulation units outstanding at end
 of period                                          2,978,733       2,888,622
AETNA HIGH YIELD VP
Value at beginning of period                           $9.238          $9.125(1)
Value at end of period                                 $9.850          $9.238
Number of accumulation units outstanding at end
 of period                                              2,049           1,146
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                          $18.916         $16.874(1)
Value at end of period                                $23.418         $18.916
Number of accumulation units outstanding at end
 of period                                            193,247          87,238
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                          $10.921         $9.480(1)
Value at end of period                                $12.597         $10.921
Number of accumulation units outstanding at end
 of period                                              2,808           1,187
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $8.840          $8.071(1)
Value at end of period                                 $9.754          $8.840
Number of accumulation units outstanding at end
 of period                                              2,620           3,928
AETNA INTERNATIONAL VP
Value at beginning of period                          $10.059(9)
Value at end of period                                $14.760
Number of accumulation units outstanding at end
 of period                                              1,480
AETNA LEGACY VP
Value at beginning of period                          $13.111         $12.598(1)
Value at end of period                                $13.986         $13.111
Number of accumulation units outstanding at end
 of period                                             21,809          19,291



                                                       0.45% Total Charges            0.50% Total Charges
                                                 -------------------------------- ---------------------------
                                                       1999          1998         1999             1998
                                                       ----          ----         ----             ----
AETNA ASCENT VP
Value at beginning of period                           $9.519       $9.146(2)        $9.848       $10.475(3)
Value at end of period                                $10.836       $9.519          $11.205        $9.848
Number of accumulation units outstanding at end
 of period                                             53,201          779            4,725         2,670
AETNA BALANCED VP, INC.
Value at beginning of period                          $10.747(4)                    $11.077       $10.369(5)
Value at end of period                                $12.064                       $12.521       $11.077
Number of accumulation units outstanding at end
 of period                                             80,717                       307,534       310,846
AETNA BOND VP
Value at beginning of period                          $10.455(6)                    $10.662       $10.118(5)
Value at end of period                                $10.396                       $10.530       $10.662
Number of accumulation units outstanding at end
 of period                                             19,693                        84,611        88,895
AETNA CROSSROADS VP
Value at beginning of period                           $9.800       $9.531(2)       $10.086       $10.298(5)
Value at end of period                                $10.752       $9.800          $11.061       $10.086
Number of accumulation units outstanding at end
 of period                                            111,369          731            1,386         1,127
AETNA GROWTH VP
Value at beginning of period                          $11.470       $10.444(2)      $12.397       $10.479(5)
Value at end of period                                $15.412       $11.470         $16.649       $12.397
Number of accumulation units outstanding at end
 of period                                            134,661          291           34,478        19,997
AETNA GROWTH AND INCOME VP
Value at beginning of period                          $10.152       $9.561(2)       $10.665       $10.580(5)
Value at end of period                                $11.867       $10.152         $12.460       $10.665
Number of accumulation units outstanding at end
 of period                                            348,478        1,119          674,275       719,561
AETNA HIGH YIELD VP
Value at beginning of period                           $9.743(7)                     $9.260        $9.961(3)
Value at end of period                                 $9.912                        $9.864        $9.260
Number of accumulation units outstanding at end
 of period                                                 68                         2,779           834
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                          $11.307      $10.639(2)       $12.019       $10.708(5)
Value at end of period                                $13.991      $11.307          $14.865       $12.019
Number of accumulation units outstanding at end
 of period                                            226,927          859           24,911        13,477
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                          $10.889(6)                    $10.947       $10.050(3)
Value at end of period                                $12.916                       $12.614       $10.947
Number of accumulation units outstanding at end
 of period                                              2,661                         3,621         2,662
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $8.954(6)                     $8.861        $9.328(8)
Value at end of period                                $10.166                        $9.768        $8.861
Number of accumulation units outstanding at end
 of period                                              1,373                         1,190            17
AETNA INTERNATIONAL VP
Value at beginning of period                           $9.567       $9.231(2)        $9.815        $8.967(1)
Value at end of period                                $14.414       $9.567          $14.780        $9.815
Number of accumulation units outstanding at end
 of period                                             19,616           61            1,029           562
AETNA LEGACY VP
Value at beginning of period                          $10.103(4)                    $10.293       $10.115(8)
Value at end of period                                $10.738                       $10.968       $10.293
Number of accumulation units outstanding at end
 of period                                             32,691                           495           165

--------------------------------------------------------------------------------


                                                         0.40% Total Charges
                                                 -----------------------------------
                                                        1999              1998
                                                        ----              -----
AETNA MONEY MARKET VP
Value at beginning of period                           $11.225           $11.148(1)
Value at end of period                                 $11.748           $11.225
Number of accumulation units outstanding at end
 of period                                             271,583           107,285
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                            $8.898            $8.679(1)
Value at end of period                                  $8.488            $8.898
Number of accumulation units outstanding at end
 of period                                               2,267             1,099
AETNA SMALL COMPANY VP
Value at beginning of period                           $13.714           $12.820(1)
Value at end of period                                 $17.873           $13.714
Number of accumulation units outstanding at end
 of period                                              18,170            15,614
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $16.125           $13.986(1)
Value at end of period                                 $19.205           $16.125
Number of accumulation units outstanding at end
 of period                                              12,434            11,799
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $10.105(6)
Value at end of period                                 $13.834
Number of accumulation units outstanding at end
 of period                                               1,129
AIM V.I. GROWTH FUND
Value at beginning of period                           $10.158(6)
Value at end of period                                 $12.140
Number of accumulation units outstanding at end
 of period                                                 114
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $10.351(10)
Value at end of period                                 $11.785
Number of accumulation units outstanding at end
 of period                                                 426
AIM V.I. VALUE FUND
Value at beginning of period                           $10.177(10)
Value at end of period                                 $11.574
Number of accumulation units outstanding at end
 of period                                               1,916
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $14.976           $13.635(1)
Value at end of period                                 $16.740           $14.976
Number of accumulation units outstanding at end
 of period                                              40,498            38,218
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                           $15.192           $14.267(1)
Value at end of period                                 $16.089           $15.192
Number of accumulation units outstanding at end
 of period                                             114,725            54,320
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $17.525           $15.510(1)
Value at end of period                                 $23.989           $17.525
Number of accumulation units outstanding at end
 of period                                             325,063           128,518
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $13.170           $12.178(1)
Value at end of period                                 $18.709           $13.170
Number of accumulation units outstanding at end
 of period                                              30,213            10,817
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                           $17.813           $15.219(1)
Value at end of period                                 $22.045           $17.813
Number of accumulation units outstanding at end
 of period                                             239,028           197,022
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                           $14.125           $11.663(1)
Value at end of period                                 $31.711           $14.125
Number of accumulation units outstanding at end
 of period                                             405,725           198,264
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $17.878           $15.614(1)
Value at end of period                                 $22.571           $17.878
Number of accumulation units outstanding at end
 of period                                             103,517            39,424



                                                       0.45% Total Charges            0.50% Total Charges
                                                 -------------------------------- ---------------------------
                                                       1999             1998          1999          1998
                                                       ----             ----          ----          ----
AETNA MONEY MARKET VP
Value at beginning of period                           $10.706(7)                    $10.399       $10.050(5)
Value at end of period                                 $10.777                       $10.872       $10.399
Number of accumulation units outstanding at end
 of period                                              41,969                        70,539        34,355
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                            $8.436(7)                     $8.919        $9.655(8)
Value at end of period                                  $8.544                         8.500        $8.919
Number of accumulation units outstanding at end
 of period                                                  33                             0           649
AETNA SMALL COMPANY VP
Value at beginning of period                            $9.176          $8.583(2)     $9.312       $10.719(5)
Value at end of period                                 $11.953          $9.176       $12.124        $9.312
Number of accumulation units outstanding at end
 of period                                              63,697             318         7,763         7,541
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $12.467(7)                    $11.369       $10.508(5)
Value at end of period                                 $12.665                       $13.527       $11.369
Number of accumulation units outstanding at end
 of period                                              10,293                         2,750           993
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $10.518(7)
Value at end of period                                 $11.781
Number of accumulation units outstanding at end
 of period                                                 882
AIM V.I. VALUE FUND
Value at beginning of period                            $9.753(6)
Value at end of period                                 $11.570
Number of accumulation units outstanding at end
 of period                                               8,954
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $10.714         $10.217(2)    $10.966       $10.377(5)
Value at end of period                                 $11.970         $10.714       $12.245       $10.966
Number of accumulation units outstanding at end
 of period                                              26,121             553        54,141        50,868
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                            $9.968          $9.516(2)    $10.363       $10.522(5)
Value at end of period                                 $10.552          $9.968       $10.964       $10.363
Number of accumulation units outstanding at end
 of period                                             110,939             519        15,333         6,791
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $13.493(6)                    $12.779       $10.651(5)
Value at end of period                                 $16.655                       $17.475       $12.779
Number of accumulation units outstanding at end
 of period                                              65,561                        49,321        18,614
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $10.647(6)                    $10.183       $10.774(5)
Value at end of period                                 $13.410                       $14.451       $10.183
Number of accumulation units outstanding at end
 of period                                               8,158                           636           251
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                           $11.475         $10.553(2)    $11.985       $10.673(5)
Value at end of period                                 $14.194         $11.475       $14.817       $11.985
Number of accumulation units outstanding at end
 of period                                             268,570           1,754        22,846         8,618
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                           $17.095(6)                    $12.541       $10.570(5)
Value at end of period                                 $27.222                       $28.128       $12.541
Number of accumulation units outstanding at end
 of period                                             153,109                       200,051       134,432
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $11.816         $10.945(2)    $12.415       $10.615(5)
Value at end of period                                 $14.910         $11.816       $15.658       $12.415
Number of accumulation units outstanding at end
 of period                                             224,105             612        70,956        30,062

--------------------------------------------------------------------------------


                                                     0.40% Total Charges        0.45% Total Charges
                                                     -------------------        -------------------
                                                    1999          1998         1999             1998
                                                    ----          ----         ----             ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $13.053     $12.743(1)     $10.446        $10.457(2)
Value at end of period                            $13.210     $13.053        $10.566        $10.446
Number of accumulation units outstanding at end
 of period                                         20,171      21,374         42,021             82
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $17.807     $14.790(1)     $11.979(4)
Value at end of period                            $25.537     $17.807        $16.753
Number of accumulation units outstanding at end
 of period                                        156,805      73,901        233,330
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $17.582     $15.344(1)     $10.235         $9.630(2)
Value at end of period                            $28.797     $17.582        $16.757        $10.235
Number of accumulation units outstanding at end
 of period                                        531,184     383,490        466,808          1,186
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                       $9.626      $9.754(1)      $8.644(7)
Value at end of period                            $10.939      $9.626         $8.758
Number of accumulation units outstanding at end
 of period                                          8,856      12,237          4,241
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $10.047      $9.004(1)     $13.162(7)
Value at end of period                            $15.859     $10.047        $15.849
Number of accumulation units outstanding at end
 of period                                          5,065       1,564             27
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.923      $9.695(1)      $9.953         $9.975(2)
Value at end of period                            $10.162      $9.923        $10.188         $9.953
Number of accumulation units outstanding at end
 of period                                          1,576         1,513        6,623           575
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                      $15.676     $14.188(1)     $10.673         $9.984(2)
Value at end of period                            $23.231     $15.676        $15.809        $10.673
Number of accumulation units outstanding at end
 of period                                         44,936      36,644         36,972            192
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $12.776     $10.705(1)     $11.002        $10.094(2)
Value at end of period                            $19.199     $12.776        $16.525        $11.002
Number of accumulation units outstanding at end
 of period                                        413,847     339,956        128,507            371
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.641      $9.362(1)     $10.577         $9.862(2)
Value at end of period                            $13.146     $10.641        $13.061        $10.577
Number of accumulation units outstanding at end
 of period                                        323,178     331,958         50,332            473
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $13.602     $12.570(1)     $11.701(6)
Value at end of period                            $21.461     $13.602        $15.452
Number of accumulation units outstanding at end
 of period                                        196,446     168,912         42,208
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $16.863     $15.042(1)     $11.057        $10.302(2)
Value at end of period                            $20.546     $16.863        $13.464        $11.057
Number of accumulation units outstanding at end
 of period                                        165,483      169,615        79,777            817

                                                    0.50% Total Charges
                                                    -------------------
                                                    1999         1998
                                                    ----         ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $10.640      $10.186(5)
Value at end of period                            $10.757      $10.640
Number of accumulation units outstanding at end
 of period                                         24,751       13,364
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $12.391      $10.286(5)
Value at end of period                            $17.752      $12.391
Number of accumulation units outstanding at end
 of period                                         36,959        7,785
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $11.485      $10.980(5)
Value at end of period                            $18.792      $11.485
Number of accumulation units outstanding at end
 of period                                         68,055       37,288
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $10.070      $10.131(11)
Value at end of period                            $15.881      $10.070
Number of accumulation units outstanding at end
 of period                                            786          180
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.946      $9.995(3)
Value at end of period                            $10.176      $9.946
Number of accumulation units outstanding at end
 of period                                              5           14
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                      $11.320      $10.726(5)
Value at end of period                            $16.760      $11.320
Number of accumulation units outstanding at end
 of period                                         69,113       71,605
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $10.841       $9.990(5)
Value at end of period                            $16.274      $10.841
Number of accumulation units outstanding at end
 of period                                        181,468      178,398
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $11.127      $10.490(5)
Value at end of period                            $13.733      $11.127
Number of accumulation units outstanding at end
 of period                                         72,064       79,769
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $10.797      $10.711(5)
Value at end of period                            $17.018      $10.797
Number of accumulation units outstanding at end
 of period                                        115,575      113,511
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $11.551      $10.256(5)
Value at end of period                            $14.059      $11.551
Number of accumulation units outstanding at end
 of period                                          6,942        4,869


-----------------
 (1) Funds were first received in this option during November 1998.
 (2) Funds were first received in this option during December 1998.

 (3) Funds were first received in this option during May 1998.
 (4) Funds were received in this option during January 1999.
 (5) Funds were first received in this option during April 1998.
 (6) Funds were received in this option during September 1999.
 (7) Funds were received in this option during November 1999.
 (8) Funds were first received in this option during June 1998.
 (9) Funds were received in this option during February 1999.
(10) Funds were received in this option during July 1999.
(11) Funds were first received in this option during July 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE II

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
         WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%, 0.65%, AND 0.70% (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for the period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                                    0.55% Total Charges     0.65% Total Charges     0.70% Total Charges
                                                    -------------------     -------------------     -------------------
                                                          1999                    1999                   1999
                                                          ----                    ----                   ----
AETNA ASCENT VP
Value at beginning of period                             $9.864(1)             $9.484(2)            $10.056(3)
Value at end of period                                  $10.819               $10.802               $10.793
Number of accumulation units outstanding at end
 of period                                                3,650               184,741                 7,803
AETNA BALANCED VP, INC.
Value at beginning of period                            $11.266(1)            $11.183(2)            $11.192(3)
Value at end of period                                  $12.045               $12.026               $12.016
Number of accumulation units outstanding at end
 of period                                              237,142               119,529                96,082
AETNA BOND VP
Value at beginning of period                            $10.419(1)            $10.594(2)            $10.447(3)
Value at end of period                                  $10.380               $10.363               $10.355
Number of accumulation units outstanding at end
 of period                                               31,523               113,547                36,755
AETNA CROSSROADS VP
Value at beginning of period                            $10.032(1)            $9.799(2)             $10.178(3)
Value at end of period                                  $10.735               $10.718               $10.709
Number of accumulation units outstanding at end
 of period                                                3,809                90,629                 2,882
AETNA GROWTH VP
Value at beginning of period                            $12.980(1)            $12.835(4)            $12.378(3)
Value at end of period                                  $15.387               $15.362               $15.350
Number of accumulation units outstanding at end
 of period                                               12,695                17,762                 9,291
AETNA GROWTH AND INCOME VP
Value at beginning of period                            $10.922(1)            $10.867(2)            $10.936(3)
Value at end of period                                  $11.847               $11.828               $11.819
Number of accumulation units outstanding at end
 of period                                            1,191,861               479,213               296,167
AETNA HIGH YIELD VP
Value at beginning of period                             $9.577(1)             $9.554(4)             $9.827(3)
Value at end of period                                   $9.896                $9.880                $9.872
Number of accumulation units outstanding at end
 of period                                                  129                   215                    76
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                            $12.633(1)            $12.586(2)            $12.362(3)
Value at end of period                                  $13.968               $13.946               $13.935
Number of accumulation units outstanding at end
 of period                                              107,027               198,941                34,700
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                            $11.478(1)            $11.204(4)            $11.323(3)
Value at end of period                                  $12.896               $12.875               $12.864
Number of accumulation units outstanding at end
 of period                                                   60                 5,592                   285
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                             $9.235(1)             $8.416(2)             $8.998(5)
Value at end of period                                  $10.150               $10.134               $10.126
Number of accumulation units outstanding at end
 of period                                                   70                40,166                    42
AETNA INTERNATIONAL VP
Value at beginning of period                            $11.236(1)            $11.021(4)            $10.927(4)
Value at end of period                                  $14.391               $14.367               $14.356
Number of accumulation units outstanding at end
 of period                                                   59                   405                    14
AETNA LEGACY VP
Value at beginning of period                            $10.273(1)            $10.114(2)            $10.364(3)
Value at end of period                                  $10.721               $10.704               $10.695
Number of accumulation units outstanding at end
 of period                                               22,643                62,233                   834

--------------------------------------------------------------------------------



                                                    0.55% Total Charges     0.65% Total Charges     0.70% Total Charges
                                                    -------------------     -------------------     -------------------
                                                            1999                    1999                   1999
                                                            ----                    ----                   ----
AETNA MONEY MARKET VP
Value at beginning of period                            $10.669(1)            $10.407(2)            $10.434(3)
Value at end of period                                  $10.760               $10.742               $10.734
Number of accumulation units outstanding at end
 of period                                               67,587               249,862                38,319
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                                   $8.263(1)             $8.621(5)
Value at end of period                                                         $8.517                $8.510
Number of accumulation units outstanding at end
 of period                                                                         15                    14
AETNA SMALL COMPANY VP
Value at beginning of period                             $9.996(1)             $9.740(4)             $9.503(3)
Value at end of period                                  $11.933               $11.914               $11.904
Number of accumulation units outstanding at end
 of period                                               17,509                 8,502                 3,486
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                            $11.893(1)            $11.196(2)            $11.759(3)
Value at end of period                                  $12.645               $12.625               $12.615
Number of accumulation units outstanding at end
 of period                                               20,593                69,481                 2,839
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                            $10.908(1)                                  $10.189(5)
Value at end of period                                  $13.820                                     $13.805
Number of accumulation units outstanding at end
 of period                                                   48                                          82
AIM V.I. GROWTH FUND
Value at beginning of period                            $10.242(1)            $10.100(4)            $11.387(6)
Value at end of period                                  $12.127               $12.119               $12.115
Number of accumulation units outstanding at end
 of period                                                  990                 1,728                    54
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                            $10.229(1)            $10.785(1)             $9.404(5)
Value at end of period                                  $11.773               $11.764               $11.760
Number of accumulation units outstanding at end
 of period                                                  880                    17                    41
AIM V.I. VALUE FUND
Value at beginning of period                            $10.242(1)            $10.194(4)             $9.661(5)
Value at end of period                                  $11.562               $11.554               $11.550
Number of accumulation units outstanding at end
 of period                                                  203                   733                    80
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                            $11.207(1)            $11.067(4)            $11.025(3)
Value at end of period                                  $11.951               $11.932               $11.922
Number of accumulation units outstanding at end
 of period                                               13,438                 3,322                 3,736
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                            $10.462(1)            $10.691(2)            $11.230(3)
Value at end of period                                  $10.535               $10.518               $10.509
Number of accumulation units outstanding at end
 of period                                               65,154               123,332                 8,104
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                            $14.192(1)            $13.816(2)            $13.474(3)
Value at end of period                                  $16.628               $16.601               $16.588
Number of accumulation units outstanding at end
 of period                                              129,223               309,124                37,940
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                            $11.159(1)            $10.023(2)            $10.077(3)
Value at end of period                                  $13.389               $13.367               $13.356
Number of accumulation units outstanding at end
 of period                                                8,971                15,589                   396
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                            $12.452(1)            $12.698(2)            $12.471(3)
Value at end of period                                  $14.171               $14.148               $14.137
Number of accumulation units outstanding at end
 of period                                              119,841               276,641                19,120
JANUS ASPEN AGGRESSIVE GROWTH
 PORTFOLIO
Value at beginning of period                            $19.683(1)            $15.589(2)            $15.319(3)
Value at end of period                                  $27.178               $27.135               $27.113
Number of accumulation units outstanding at end
 of period                                              112,798               216,673                49,337
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                            $13.489(1)            $13.502(2)            $13.144(3)
Value at end of period                                  $14.886               $14.862               $14.850
Number of accumulation units outstanding at end
 of period                                              104,837               251,840                 7,041

--------------------------------------------------------------------------------



                                                    0.55% Total Charges     0.65% Total Charges     0.70% Total Charges
                                                    -------------------     -------------------     -------------------
                                                            1999                    1999                   1999
                                                            ----                    ----                   ----
JANUS ASPEN FLEXIBLE INCOME
 PORTFOLIO
Value at beginning of period                            $10.380(1)            $10.622(2)            $10.473(3)
Value at end of period                                  $10.549               $10.532               $10.523
Number of accumulation units outstanding at end
 of period                                               27,998                88,620                 2,088
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                            $14.336(1)            $14.246(4)            $13.194(3)
Value at end of period                                  $16.726               $16.699               $16.686
Number of accumulation units outstanding at end
 of period                                               74,827                29,859                26,860
JANUS ASPEN WORLDWIDE GROWTH
 PORTFOLIO
Value at beginning of period                            $12.638(1)            $11.492(2)            $11.151(3)
Value at end of period                                  $16.730               $16.703               $16.689
Number of accumulation units outstanding at end
 of period                                              177,086               237,116                31,925
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                             $8.255(1)             $8.125(4)             $9.037(3)
Value at end of period                                   $8.744                $8.729                $8.722
Number of accumulation units outstanding at end
 of period                                                4,257                 2,246                 2,018
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Value at beginning of period                            $12.055(1)            $11.782(4)            $14.516(6)
Value at end of period                                  $15.823               $15.798               $15.785
Number of accumulation units outstanding at end
 of period                                                  371                   137                    58
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                             $9.997(1)             $9.942(4)
Value at end of period                                  $10.172               $10.155
Number of accumulation units outstanding at end
 of period                                                1,233                    64
PPI MFS CAPITAL OPPORTUNITIES
 PORTFOLIO
Value at beginning of period                            $12.844(1)            $12.653(4)            $11.997(3)
Value at end of period                                  $15.783               $15.758               $15.745
Number of accumulation units outstanding at end
 of period                                               51,669                14,720                 4,667
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                            $12.327(1)            $10.880(2)            $11.165(3)
Value at end of period                                  $16.499               $16.472               $16.459
Number of accumulation units outstanding at end
 of period                                              103,358               109,678                32,821
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                            $11.303(1)            $11.075(2)            $11.020(3)
Value at end of period                                  $13.040               $13.019               $13.008
Number of accumulation units outstanding at end
 of period                                               54,854                89,183                22,796
PPI SCUDDER INTERNATIONAL GROWTH
 PORTFOLIO
Value at beginning of period                            $12.322(1)            $10.375(2)            $10.603(3)
Value at end of period                                  $15.427               $15.403               $15.390
Number of accumulation units outstanding at end
 of period                                               60,619                24,792                12,199
PPI T. ROWE PRICE GROWTH EQUITY
 PORTFOLIO
Value at beginning of period                            $11.814(1)            $11.742(4)            $11.790(3)
Value at end of period                                  $13.443               $13.421               $13.410
Number of accumulation units outstanding at end
 of period                                               26,870                17,657                17,647



-----------------
(1) Funds were first received in this option during November 1999.
(2) Funds were first received in this option during April 1999.
(3) Funds were first received in this option during May 1999.
(4) Funds were first received in this option during October 1999.
(5) Funds were first received in this option during September 1999.
(6) Funds were first received in this option during December 1999.

                         Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE III

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) and 401(k) PLANS
         WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%, 0.80%, AND 0.85% (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                                    0.75% Total Charges       0.80% Total Charges
                                                    -------------------       -------------------
                                                    1999          1998       1999       1998
                                                    ----          ----       ----       ----
AETNA ASCENT VP
Value at beginning of period                       $9.502     $9.913(1)    $10.101      $10.604(2)
Value at end of period                            $10.784     $9.502       $11.458      $10.101
Number of accumulation units outstanding at end
 of period                                         52,442     43,142       169,078      255,775
AETNA BALANCED VP, INC.
Value at beginning of period                      $10.648    $10.002(1)    $11.358      $10.646(2)
Value at end of period                            $12.006    $10.648       $12.801      $11.358
Number of accumulation units outstanding at end
 of period                                        194,625    183,347     3,380,638    3,962,527
AETNA BOND VP
Value at beginning of period                      $10.502    $10.058(1)    $10.650      $10.157(2)
Value at end of period                            $10.346    $10.502       $10.487      $10.650
Number of accumulation units outstanding at end
 of period                                         51,554     51,916       617,714      771,660
AETNA CROSSROADS VP
Value at beginning of period                       $9.782     $9.936(1)    $10.312      $10.524(2)
Value at end of period                            $10.701     $9.782       $11.275      $10.312
Number of accumulation units outstanding at end
 of period                                         67,538     62,144        93,911      213,970
AETNA GROWTH VP
Value at beginning of period                      $11.449     $9.925(1)    $13.030      $11.326(2)
Value at end of period                            $15.338    $11.449       $17.447      $13.030
Number of accumulation units outstanding at end
 of period                                         28,754     18,200       728,964      303,987
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $10.133     $9.935(1)    $11.108      $10.925(2)
Value at end of period                            $11.809    $10.133       $12.939      $11.108
Number of accumulation units outstanding at end
 of period                                        806,180    773,713    13,348,490   15,809,881
AETNA HIGH YIELD VP
Value at beginning of period                       $9.284    $10.145(4)     $9.241       $9.939(1)
Value at end of period                             $9.864     $9.284        $9.814       $9.241
Number of accumulation units outstanding at end
 of period                                             98          0         6,652       15,411
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                      $11.286    $10.015(1)    $12.587      $11.117(2)
Value at end of period                            $13.923    $11.286       $15.521      $12.587
Number of accumulation units outstanding at end
 of period                                         81,578     48,831     2,792,639    1,974,900
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                      $11.183     $9.822(1)    $10.925       $9.576(1)
Value at end of period                            $12.854    $11.183       $12.551      $10.925
Number of accumulation units outstanding at end
 of period                                          3,959      1,623        50,227       80,312
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $9.201     $9.642(1)     $8.843       $9.269(1)
Value at end of period                            $10.117     $9.201        $9.718       $8.843
Number of accumulation units outstanding at end
 of period                                          2,982      1,481        50,270       90,819
AETNA INTERNATIONAL VP
Value at beginning of period                       $9.550     $9.600(5)     $9.795      $10.043(1)
Value at end of period                            $14.344     $9.550       $14.705       $9.795
Number of accumulation units outstanding at end
 of period                                            134          7        43,135       45,801
AETNA LEGACY VP
Value at beginning of period                      $10.054     $9.977(1)    $10.423      $10.359(2)
Value at end of period                            $10.686    $10.054       $11.073      $10.423
Number of accumulation units outstanding at end
 of period                                         19,174     21,150       232,707      418,989

                                                  0.85% Total Charges
                                                  -------------------
                                                   1999       1998
                                                   ----       ----
AETNA ASCENT VP
Value at beginning of period                      $14.113     $13.699(3)
Value at end of period                            $16.002     $14.113
Number of accumulation units outstanding at end
 of period                                        150,454      70,991
AETNA BALANCED VP, INC.
Value at beginning of period                      $15.360     $13.327(3)
Value at end of period                            $17.303     $15.360
Number of accumulation units outstanding at end
 of period                                      1,479,143   1,379,122
AETNA BOND VP
Value at beginning of period                      $12.102     $11.381(3)
Value at end of period                            $11.911     $12.102
Number of accumulation units outstanding at end
 of period                                        637,752     654,765
AETNA CROSSROADS VP
Value at beginning of period                      $13.654     $13.063(3)
Value at end of period                            $14.921     $13.654
Number of accumulation units outstanding at end
 of period                                        121,322     102,916
AETNA GROWTH VP
Value at beginning of period                      $18.036     $13.357(3)
Value at end of period                            $24.137     $18.036
Number of accumulation units outstanding at end
 of period                                         65,690      24,240
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $16.779     $14.694(3)
Value at end of period                            $19.535     $16.779
Number of accumulation units outstanding at end
 of period                                      5,572,187   5,795,667
AETNA HIGH YIELD VP
Value at beginning of period                       $9.238      $9.899(5)
Value at end of period                             $9.806      $9.238
Number of accumulation units outstanding at end
 of period                                          7,192         644
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                      $18.945     $14.692(3)
Value at end of period                            $23.350     $18.945
Number of accumulation units outstanding at end
 of period                                        611,611     459,428
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                      $10.921      $9.028(5)
Value at end of period                            $12.540     $10.921
Number of accumulation units outstanding at end
 of period                                         16,931       5,681
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $8.840      $8.464(5)
Value at end of period                             $9.710      $8.840
Number of accumulation units outstanding at end
 of period                                         20,739       6,564
AETNA INTERNATIONAL VP
Value at beginning of period                       $9.792      $9.580(5)
Value at end of period                            $14.693      $9.792
Number of accumulation units outstanding at end
 of period                                         12,523       8,719
AETNA LEGACY VP
Value at beginning of period                      $13.136     $12.497(3)
Value at end of period                            $13.950     $13.136
Number of accumulation units outstanding at end
 of period                                         83,670      61,043

--------------------------------------------------------------------------------


                                                      0.75% Total Charges           0.80% Total Charges
                                                      -------------------           -------------------
                                                      1999          1998          1999            1998
                                                      ----          ----          ----            ----
AETNA MONEY MARKET VP
Value at beginning of period                        $10.283        $10.022(1)     $10.414         $10.136(2)
Value at end of period                              $10.725        $10.283        $10.855         $10.414
Number of accumulation units outstanding at end
 of period                                           23,586         26,810      1,891,667       1,574,454
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                         $8.944         $9.792(1)      $8.900         $10.041(4)
Value at end of period                               $8.503         $8.944         $8.457         $8.900
Number of accumulation units outstanding at end
 of period                                               75              9         21,245          27,225
AETNA SMALL COMPANY VP
Value at beginning of period                         $9.159         $9.812(1)      $9.764         $10.578(2)
Value at end of period                              $11.895         $9.159        $12.675          $9.764
Number of accumulation units outstanding at end
 of period                                           15,498         13,043      1,290,260       1,165,745
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                        $10.620         $9.921(1)     $11.692         $10.972(2)
Value at end of period                              $12.604        $10.620        $13.870         $11.692
Number of accumulation units outstanding at end
 of period                                           16,091         14,488        356,705         350,826
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                          $9.957(6)                    $10.166(7)
Value at end of period                              $13.801                       $13.796
Number of accumulation units outstanding at end
 of period                                               49                        21,991
AIM V.I. GROWTH FUND
Value a beginning of period                          $9.867(8)                    $10.306(9)
Value at end of period                              $12.111                       $12.106
Number of accumulation units outstanding at end
 of period                                               98                        51,298
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                          $9.275(7)                     $9.280(7)
Value at end of period                              $11.756                       $11.752
Number of accumulation units outstanding at end
 of period                                            2,338                        81,160
AIM V.I. VALUE FUND
Value a beginning of period                          $9.815(6)                     $9.762(6)
Value at end of period                              $11.546                       $11.542
Number of accumulation units outstanding at end
 of period                                            1,011                       166,176
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $10.694        $10.081(1)     $11.254         $10.492(2)
Value at end of period                              $11.912        $10.694        $12.530         $11.254
Number of accumulation units outstanding at end
 of period                                            9,602          9,543         73,943          91,333
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $9.950         $9.914(1)     $10.850         $10.873(2)
Value at end of period                              $10.501         $9.950        $11.445         $10.850
Number of accumulation units outstanding at end
 of period                                           73,216         67,227        833,428         846,660
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                        $12.150         $9.956(1)     $13.307         $10.887(2)
Value at end of period                              $16.574        $12.150        $18.143         $13.307
Number of accumulation units outstanding at end
 of period                                          110,673         63,727      1,602,406         981,477
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $9.427         $9.912(1)     $10.530         $11.184(2)
Value at end of period                              $13.346         $9.427        $14.900         $10.530
Number of accumulation units outstanding at end
 of period                                            6,009          4,502         53,817          47,503
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                        $11.454         $9.912(1)     $12.589         $10.937(2)
Value at end of period                              $14.126        $11.454        $15.518         $12.589
Number of accumulation units outstanding at end
 of period                                           96,687          78,075     1,895,670       2,102,805
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $12.109         $9.887(1)     $13.056         $10.647(2)
Value at end of period                              $27.091        $12.109        $29.195         $13.056
Number of accumulation units outstanding at end
 of period                                          181,271        117,103      2,728,718       1,605,726
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $11.794         $9.856(1)     $12.741         $10.741(2)
Value at end of period                              $14.838        $11.794        $16.022         $12.741
Number of accumulation units outstanding at end
 of period                                           69,363         26,592        815,864         425,125

                                                       0.85% Total Charges
                                                       -------------------
                                                      1999          1998
                                                      ----          ----
AETNA MONEY MARKET VP
Value at beginning of period                        $11.246        $10.799(3)
Value at end of period                              $11.717        $11.246
Number of accumulation units outstanding at end
 of period                                          472,335        396,669
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                         $8.897        $10.041(4)
Value at end of period                               $8.450          8.897
Number of accumulation units outstanding at end
 of period                                            2,945            398
AETNA SMALL COMPANY VP
Value at beginning of period                        $13.728        $13.558(3)
Value at end of period                              $17.810        $13.728
Number of accumulation units outstanding at end
 of period                                           36,864         25,298
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                        $16.141        $13.404(3)
Value at end of period                              $19.138        $16.141
Number of accumulation units outstanding at end
 of period                                           19,877         15,014
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                         $10.489(7)
Value at end of period                              $13.791
Number of accumulation units outstanding at end
 of period                                            2,863
AIM V.I. GROWTH FUND
Value a beginning of period                         $10.118(7)
Value at end of period                              $12.102
Number of accumulation units outstanding at end
 of period                                           14,758
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                          $9.575(7)
Value at end of period                              $11.748
Number of accumulation units outstanding at end
 of period                                           19,774
AIM V.I. VALUE FUND
Value a beginning of period                         $10.458(9)
Value at end of period                              $11.538
Number of accumulation units outstanding at end
 of period                                           10,688
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $15.005        $13.124(3)
Value at end of period                              $16.697        $15.005
Number of accumulation units outstanding at end
 of period                                          200,068        132,605
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                        $15.220        $13.708(3)
Value at end of period                              $16.047        $15.220
Number of accumulation units outstanding at end
 of period                                          303,704        306,099
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                        $17.558        $12.857(3)
Value at end of period                              $23.927        $17.558
Number of accumulation units outstanding at end
 of period                                          520,647        399,820
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                        $13.195        $12.182(3)
Value at end of period                              $18.661        $13.195
Number of accumulation units outstanding at end
 of period                                           20,580         13,937
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                        $17.847        $13.824(3)
Value at end of period                              $21.988        $17.847
Number of accumulation units outstanding at end
 of period                                          303,914        217,720
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $14.152        $10.427(3)
Value at end of period                              $31.629        $14.152
Number of accumulation units outstanding at end
 of period                                          608,435        320,159
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $17.912        $13.744(3)
Value at end of period                              $22.513        $17.912
Number of accumulation units outstanding at end
 of period                                          141,750         47,668

--------------------------------------------------------------------------------


                                                  0.75% Total Charges      0.80% Total Charges
                                                  -------------------      -------------------
                                                    1999       1998        1999         1998
                                                    ----       ----        ----         ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $10.427     $10.062(1)   $10.643      $10.210(2)
Value at end of period                            $10.515     $10.427      $10.727      $10.643
Number of accumulation units outstanding at end
 of period                                          6,855       6,947      300,761      367,677
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $11.666      $9.810(1)   $12.836      $10.918(2)
Value at end of period                            $16.673     $11.666      $18.335      $12.836
Number of accumulation units outstanding at end
 of period                                         73,998      41,104    1,206,255      434,913
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $10.217      $9.953(1)   $12.009      $11.798(2)
Value at end of period                            $16.676     $10.217      $19.592      $12.009
Number of accumulation units outstanding at end
 of period                                        211,807     167,606    4,837,241    4,480,348
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                       $7.696      $9.791(1)    $8.415      $10.922(2)
Value at end of period                             $8.715      $7.696       $9.524       $8.415
Number of accumulation units outstanding at end
 of period                                         10,960      13,175       92,365      140,250
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                      $10.027      $9.713(1)   $10.050      $10.001(4)
Value at end of period                            $15.772     $10.027      $15.800      $10.050
Number of accumulation units outstanding at end
 of period                                          2,178         535        8,820        2,686
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.935     $10.029(4)    $9.926      $10.025(1)
Value at end of period                            $10.139      $9.935      $10.125       $9.926
Number of accumulation units outstanding at end
 of period                                          1,052         925        4,198       18,786
PPI CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $10.653      $9.963(1)   $12.055      $11.274(2)
Value at end of period                            $15.732     $10.653      $17.793      $12.055
Number of accumulation units outstanding at end
 of period                                         57,584      49,316      343,239      376,471
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $10.982      $9.828(1)   $11.846      $10.687(2)
Value at end of period                            $16.446     $10.982      $17.731      $11.846
Number of accumulation units outstanding at end
 of period                                        161,338     139,547    2,991,235    3,491,454
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.558      $9.917(1)   $11.682      $11.019(2)
Value at end of period                            $12.998     $10.558      $14.375      $11.682
Number of accumulation units outstanding at end
 of period                                         52,317      46,475      541,625      750,388
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                       $9.781     $10.009(1)   $11.041      $11.338(2)
Value at end of period                            $15.378      $9.781      $17.351      $11.041
Number of accumulation units outstanding at end
 of period                                         37,463      34,688      721,190      850,743
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $11.036      $9.961(1)   $12.153      $10.967(2)
Value at end of period                            $13.399     $11.036      $14.748      $12.153
Number of accumulation units outstanding at end
 of period                                         52,086      42,865      869,106    1,058,534

                                                  0.85% Total Charges
                                                  -------------------
                                                    1999       1998
                                                    ----       ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $13.078     $12.306(3)
Value at end of period                            $13.175     $13.078
Number of accumulation units outstanding at end
 of period                                         35,683      25,566
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $17.841     $13.512(3)
Value at end of period                            $25.471     $17.841
Number of accumulation units outstanding at end
 of period                                        538,138     446,603
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $17.615     $14.300(3)
Value at end of period                            $28.723     $17.615
Number of accumulation units outstanding at end
 of period                                        864,936     710,851
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                       $9.645     $11.047(3)
Value at end of period                            $10.911      $9.645
Number of accumulation units outstanding at end
 of period                                         28,939      14,190
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                      $10.046      $9.275(5)
Value at end of period                            $15.787     $10.046
Number of accumulation units outstanding at end
 of period                                         10,762       7,592
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.922      $9.935(5)
Value at end of period                            $10.116      $9.922
Number of accumulation units outstanding at end
 of period                                          5,761       2,776
PPI CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $15.706     $12.661(3)
Value at end of period                            $23.171     $15.706
Number of accumulation units outstanding at end
 of period                                        399,213     382,755
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $12.800     $10.399(3)
Value at end of period                            $19.150     $12.800
Number of accumulation units outstanding at end
 of period                                        822,854     706,142
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.661      $8.861(3)
Value at end of period                            $13.112     $10.661
Number of accumulation units outstanding at end
 of period                                        681,109     616,205
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $13.628     $11.868(3)
Value at end of period                            $21.405     $13.628
Number of accumulation units outstanding at end
 of period                                        471,226     434,054
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $16.895     $13.562(3)
Value at end of period                            $20.493     $16.895
Number of accumulation units outstanding at end
 of period                                        195,928     129,123


-----------------
(1) Funds were first received in this option during June 1998.
(2) Funds were first received in this option during May 1998.
(3) Funds were first received in this option during January 1998.
(4) Funds were first received in this option during July 1998.
(5) Funds were first received in this option during August 1998.

(6) Funds were first received in this option during May 1999.
(7) Funds were first received in this option during June 1999.
(8) Funds were first received in this option during August 1999.
(9) Funds were first received in this option during July 1999.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE IV

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% AND 0.95%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods ended December 31, 1999, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                             0.90% Total
                                               Charges
                                       -----------------------
                                       1999               1998
                                       ----               ----
AETNA ASCENT VP
Value at beginning of period         $9.953          $9.227(1)
Value at end of period              $11.279          $9.953
Number of accumulation units
 outstanding at end of period        19,046              212
AETNA BALANCED VP, INC.
Value at beginning of period        $11.157          $10.451(3)
Value at end of period              $12.561          $11.157
Number of accumulation units
 outstanding at end of period       $13,521            1,648
AETNA BOND VP
Value at beginning of period        $10.654          $10.070(4)
Value at end of period              $10.481          $10.654
Number of accumulation units
 outstanding at end of period         2,670              383
AETNA CROSSROADS VP
Value at beginning of period        $10.489(5)
Value at end of period              $11.115
Number of accumulation units
 outstanding at end of period         4,102
AETNA GROWTH VP
Value at beginning of period        $12.681          $10.958(3)
Value at end of period              $16.962          $12.681
Number of accumulation units
 outstanding at end of period         4,182              628
AETNA GROWTH AND INCOME VP
Value at beginning of period        $10.804          $10.562(4)
Value at end of period              $12.572          $10.804
Number of accumulation units
 outstanding at end of period       128,637            8,243
AETNA HIGH YIELD VP
Value at beginning of period         $9.802(7)
Value at end of period               $9.797
Number of accumulation units
 outstanding at end of period           146
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period        $12.206          $10.648(4)
Value at end of period              $15.036          $12.206
Number of accumulation units
 outstanding at end of period        14,614            2,384
AETNA INDEX PLUS MID CAP VP
Value at beginning of period        $11.099(10)
Value at end of period              $12.529
Number of accumulation units
 outstanding at end of period            42
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period         $8.837           $9.582(8)
Value at end of period               $9.702           $8.837
Number of accumulation units
 outstanding at end of period           586               62
AETNA INTERNATIONAL VP
Value at beginning of period        $11.286(10)
Value at end of period              $14.680
Number of accumulation units
 outstanding at end of period            24
AETNA LEGACY VP
Value at beginning of period        $10.351          $10.390(11)
Value at end of period              $10.986          $10.351
Number of accumulation units
 outstanding at end of period           549               37

                                                     0.95% Total Charges
                               -----------------------------------------------------
                                 1999         1998            1997           1996
                                 ----         ----            ----           ----
AETNA ASCENT VP
Value at beginning of period     $14.076      $13.624         $11.472        $10.000(2)
Value at end of period           $15.944      $14.076         $13.624        $11.472
Number of accumulation units
 outstanding at end of period     75,808       75,369         119,471         20,237
AETNA BALANCED VP, INC.
Value at beginning of period     $15.320      $13.226         $10.902        $10.000(2)
Value at end of period           $17.240      $15.320         $13.226        $10.902
Number of accumulation units
 outstanding at end of period    565,751      468,468         986,711        702,222
AETNA BOND VP
Value at beginning of period     $12.070      $11.268         $10.503        $10.000(2)
Value at end of period           $11.867      $12.070         $11.268        $10.503
Number of accumulation units
 outstanding at end of period    228,114      187,653         251,156        161,765
AETNA CROSSROADS VP
Value at beginning of period     $13.618      $12.980         $11.146        $10.000(2)
Value at end of period           $14.867      $13.618         $12.980        $11.146
Number of accumulation units
 outstanding at end of period     75,297      105,586         117,725          7,882
AETNA GROWTH VP
Value at beginning of period     $18.005      $13.202         $12.787(6)
Value at end of period           $24.071      $18.005         $13.202
Number of accumulation units
 outstanding at end of period     53,957       25,778           1,880
AETNA GROWTH AND INCOME VP
Value at beginning of period     $16.735      $14.756         $11.469        $10.000(2)
Value at end of period           $19.464      $16.736         $14.756        $11.469
Number of accumulation units
 outstanding at end of period  2,450,338    2,224,467       3,760,076      2,876,728
AETNA HIGH YIELD VP
Value at beginning of period      $9.231      $10.078(8)
Value at end of period            $9.789       $9.231
Number of accumulation units
 outstanding at end of period     14,009          799
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period     $18.902      $14.500         $10.934        $10.000(9)
Value at end of period           $23.273      $18.902         $14.500        $10.934
Number of accumulation units
 outstanding at end of period    297,994      108,387          62,360          2,697
AETNA INDEX PLUS MID CAP VP
Value at beginning of period     $10.913      $10.108(11)
Value at end of period           $12.519      $10.913
Number of accumulation units
 outstanding at end of period      2,500          564
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period      $8.834       $9.366(12)
Value at end of period            $9.694       $8.834
Number of accumulation units
 outstanding at end of period     16,330        2,625
AETNA INTERNATIONAL VP
Value at beginning of period      $9.785      $10.103(11)
Value at end of period           $14.668       $9.785
Number of accumulation units
 outstanding at end of period      4,750        1,247
AETNA LEGACY VP
Value at beginning of period     $13.102      $12.369         $10.905        $10.000(2)
Value at end of period           $13.899      $13.102         $12.369        $10.905
Number of accumulation units
 outstanding at end of period     38,639       55,494          47,726             61

--------------------------------------------------------------------------------


                                                0.90% Total
                                                  Charges
                                    -----------------------------------
                                         1999            1998
                                         ----            ----
AETNA MONEY MARKET VP
Value at beginning of period            $10.381         $10.297(1)
Value at end of period                  $10.811         $10.381
Number of accumulation units
 outstanding at end of period            11,232           1,235
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period             $9.513         $10.939(3)
Value at end of period                  $12.336          $9.513
Number of accumulation units
 outstanding at end of period             6,872           2,604
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $11.462         $10.515(4)
Value at end of period                  $13.583         $11.462
Number of accumulation units
 outstanding at end of period             6,154           3,526
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period            $11.422(7)
Value at end of period                  $12.098
Number of accumulation units
 outstanding at end of period               264
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period            $10.450(16)
Value at end of period                  $11.534
Number of accumulation units
 outstanding at end of period               617
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $11.320(5)
Value at end of period                  $12.414
Number of accumulation units
 outstanding at end of period             3,589
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $10.671          $9.265(17)
Value at end of period                  $11.245         $10.671
Number of accumulation units
 outstanding at end of period             6,809              20
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $12.978         $10.757(3)
Value at end of period                  $17.677         $12.978
Number of accumulation units
 outstanding at end of period             9,393           1,343
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period            $13.705(7)
Value at end of period                  $14.905
Number of accumulation units
 outstanding at end of period             2,474
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period            $12.293         $10.737(4)
Value at end of period                  $15.138         $12.293
Number of accumulation units
 outstanding at end of period            25,519           1,038
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $12.830         $10.787(3)
Value at end of period                  $28.662         $12.830
Number of accumulation units
 outstanding at end of period            17,145             353

                                                             0.95% Total Charges
                                    --------------------------------------------------------------------
                                         1999             1998             1997            1996
                                         ----             ----             ----            ----
AETNA MONEY MARKET VP
Value at beginning of period            $11.217          $10.738          $10.277         $10.000(2)
Value at end of period                  $11.675          $11.217          $10.738         $10.277
Number of accumulation units
 outstanding at end of period           392,226          127,186          147,123          39,811
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period             $8.891          $10.053(11)
Value at end of period                   $8.436           $8.891
Number of accumulation units
 outstanding at end of period            17,118           15,245
AETNA SMALL COMPANY VP
Value at beginning of period            $13.704          $13.684          $13.119(13)
Value at end of period                  $17.762          $13.704          $13.684
Number of accumulation units
 outstanding at end of period            54,303           44,944            2,124
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $16.113          $13.290          $12.912(13)
Value at end of period                  $19.085          $16.113          $13.290
Number of accumulation units
 outstanding at end of period            42,540           29,112              587
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period            $10.487(14)
Value at end of period                  $13.781
Number of accumulation units
 outstanding at end of period              613
AIM V.I. GROWTH FUND
Value at beginning of period             $9.465(15)
Value at end of period                  $12.094
Number of accumulation units
 outstanding at end of period             6,722
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period            $10.261(16)
Value at end of period                  $11.740
Number of accumulation units
 outstanding at end of period            10,352
AIM V.I. VALUE FUND
Value at beginning of period             $9.827(14)
Value at end of period                  $11.530
Number of accumulation units
 outstanding at end of period            14,638
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $14.965          $12.994          $10.924         $10.000(2)
Value at end of period                  $16.636          $14.965          $12.994         $10.924
Number of accumulation units
 outstanding at end of period           117,902           95,020           93,905          19,808
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $15.180          $13.729          $10.819         $10.000(2)
Value at end of period                  $15.989          $15.180          $13.729         $10.819
Number of accumulation units
 outstanding at end of period           188,394          147,150          125,669          27,639
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $17.512          $12.674          $10.362         $10.000(2)
Value at end of period                  $23.840          $17.512          $12.674         $10.362
Number of accumulation units
 outstanding at end of period           345,699          165,194          150,612          54,133
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period            $13.160          $11.783          $10.664         $10.000(2)
Value at end of period                  $18.593          $13.160          $11.783         $10.664
Number of accumulation units
 outstanding at end of period            10,723            9,217           20,273           3,820
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period            $17.800          $13.825          $11.243         $10.000(2)
Value at end of period                  $21.908          $17.800          $13.825         $11.243
Number of accumulation units
 outstanding at end of period           357,610          254,734          266,396          95,199
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $14.114          $10.613           $9.510         $10.000(2)
Value at end of period                  $31.514          $14.114          $10.613          $9.510
Number of accumulation units
 outstanding at end of period           638,670          375,663          416,100         125,232

--------------------------------------------------------------------------------


                                            0.90% Total
                                              Charges                                  0.95% Total Charges
                                   ----------------------------- ---------------------------------------------------------------
                                     1999          1998           1999       1998            1997            1996
                                     ----          ----           ----       ----            ----            ----
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $12.490       $10.570(3)    $17.865     $13.431         $11.105         $10.000(2)
Value at end of period              $15.690       $12.490       $22.431     $17.865         $13.431         $11.105
Number of accumulation units
 outstanding at end of period         5,703           479       232,279      81,983          42,699           9,188
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $10.638       $10.232(3)    $13.043     $12.069         $10.902         $10.000(9)
Value at end of period              $10.712       $10.638       $13.127     $13.043         $12.069         $10.902
Number of accumulation units
 outstanding at end of period         5,764           393        69,212      36,740          29,665           1,402
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $12.464       $10.569(12)   $17.794     $13.242         $10.891         $10.000(2)
Value at end of period              $17.786       $12.464       $25.378     $17.794         $13.242         $10.891
Number of accumulation units
 outstanding at end of period        11,348           128       187,296      53,448          92,666          39,841
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period        $11.745       $10.606(4)    $17.569     $13.757         $11.370         $10.000(2)
Value at end of period              $19.141       $11.745       $28.619     $17.569         $13.757         $11.370
Number of accumulation units
 outstanding at end of period        26,947         5,140       643,914     427,855         555,448         151,935
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                     $9.619     $12.082         $11.383         $10.000(2)
Value at end of period                                          $10.871      $9.619         $12.082         $11.383
Number of accumulation units
 outstanding at end of period                                    51,656      51,077          85,577           5,295
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                                    $10.039     $10.182(8)
Value at end of period                                          $15.760     $10.039
Number of accumulation units
 outstanding at end of period                                       544         144
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                                     $9.915     $10.037(8)
Value at end of period                                          $10.099      $9.915
Number of accumulation units
 outstanding at end of period                                     1,106         614
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of period        $11.654       $11.183(3)    $15.664     $12.478         $12.296(18)
Value at end of period              $17.184       $11.654       $23.087     $15.664         $12.478
Number of accumulation units
 outstanding at end of period        11,687           957       121,012     103,317          96,338
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $11.462       $10.233(12)   $12.767      $9.940         $10.062(18)
Value at end of period              $17.139       $11.462       $19.080     $12.767          $9.940
Number of accumulation units
 outstanding at end of period        20,776           236       684,437     626,638         795,375
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $11.375       $10.954(3)    $10.633      $8.727          $8.897(18)
Value at end of period              $13.982       $11.375       $13.064     $10.633          $8.727
Number of accumulation units
 outstanding at end of period         8,901           828       259,783     237,867         484,407
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $11.029       $10.020(1)    $13.592     $11.522         $11.376(18)
Value at end of period              $17.314       $11.029       $21.327     $13.592         $11.522
Number of accumulation units
 outstanding at end of period        15,231            10       248,204     234,075         351,150
PPI T. ROWE PRICE
GROWTH EQUITY PORTFOLIO
Value at beginning of period        $11.792       $10.840(3)    $16.851     $13.332         $13.062(18)
Value at end of period              $14.296       $11.792       $20.418     $16.851         $13.332
Number of accumulation units
 outstanding at end of period         6,405           169       257,759     197,938         238,562


-----------------
 (1) Funds were first received in this option during October 1998.
 (2) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (3) Funds were first received in this option during April 1998.

--------------------------------------------------------------------------------
 (4) Funds were first received in this option during March 1998.
 (5) Funds were first received in this option during August 1999.
 (6) Funds were first received in this option during August 1997.
 (7) Funds were first received in this option during December 1999.
 (8) Funds were first received in this option during July 1998.
 (9) The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(10) Funds were first received in this option during September 1999.
(11) Funds were first received in this option during May 1998.
(12) Funds were first received in this option during June 1998.
(13) Funds were first received in this option during December 1997.
(14) Funds were first received in this option during June 1999.
(15) Funds were first received in this option during May 1999.
(16) Funds were first received in this option during July 1999.
(17) Funds were first received in this option during September 1998.
(18) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                     TABLE V

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                   1999            1998              1997             1996
                                   ----            ----              ----             ----
AETNA ASCENT VP
Value at beginning of period       $14.057        $13.613           $11.468          $10.000(1)
Value at end of period             $15.915        $14.057           $13.613          $11.468
Number of accumulation units
 outstanding at end of period      412,579        520,438            14,463               13
AETNA BALANCED VP, INC.
Value at beginning of period       $15.300        $13.215           $13.054(2)
Value at end of period             $17.208        $15.300           $13.215
Number of accumulation units
 outstanding at end of period    2,306,988      2,019,116            57,737
AETNA BOND VP
Value at beginning of period       $12.054        $11.258           $10.500          $10.000(1)
Value at end of period             $11.846        $12.054           $11.258          $10.500
Number of accumulation units
 outstanding at end of period    1,191,777        802,876            64,958              679
AETNA CROSSROADS VP
Value at beginning of period       $13.600        $12.970           $12.945(3)
Value at end of period             $14.840        $13.600           $12.970
Number of accumulation units
 outstanding at end of period      122,393        168,964             2,786
AETNA GROWTH VP
Value at beginning of period       $17.989        $12.674(4)
Value at end of period             $24.039        $17.989
Number of accumulation units
 outstanding at end of period      550,970        194,081
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $16.713        $14.744           $11.465          $10.000(1)
Value at end of period             $19.429        $16.713           $14.744          $11.465
Number of accumulation units
 outstanding at end of period   12,501,599      9,871,041           362,675           13,125
AETNA HIGH YIELD VP
Value at beginning of period        $9.228         $9.149(5)
Value at end of period              $9.781         $9.228
Number of accumulation units
 outstanding at end of period       11,322          9,211
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $18.880        $14.491           $14.289(6)
Value at end of period             $23.235        $18.880           $14.491
Number of accumulation units
 Outstanding at end of period    1,544,113        648,540                29
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period       $10.909         $7.996(5)
Value at end of period             $12.508        $10.909
Number of accumulation units
 outstanding at end of period       62,742         24,016
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period        $8.831         $9.580(7)
Value at end of period              $9.686         $8.831
Number of accumulation units
 outstanding at end of period       63,842         27,047
AETNA INTERNATIONAL VP
Value at beginning of period        $9.781        $10.061(8)
Value at end of period             $14.656         $9.781
Number of accumulation units
 outstanding at end of period       54,742         14,898
AETNA LEGACY VP
Value at beginning of period       $13.084        $12.358           $12.242(9)
Value at end of period             $13.874        $13.084           $12.358
Number of accumulation units
 outstanding at end of period      197,881        190,406                64

--------------------------------------------------------------------------------


                                          1999              1998                 1997             1996
                                          ----              ----                 ----             ----
AETNA MONEY MARKET VP
Value at beginning of period             $11.202            $10.729            $10.274           $10.000(1)
Value at end of period                   $11.654            $11.202            $10.729           $10.274
Number of accumulation units
 outstanding at end of period          2,142,834          1,039,909             65,496             1,551
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period              $8.888             $9.214(5)
Value at end of period                    $8.429             $8.888
Number of accumulation units
 outstanding at end of period             11,150              6,500
AETNA SMALL COMPANY VP
Value at beginning of period             $13.692            $14.234(10)
Value at end of period                   $17.737            $13.692
Number of accumulation units
 outstanding at end of period            405,202            404,068
AETNA VALUE OPPORTUNITY VP
Value at beginning of period             $16.099            $12.765(4)
Value at end of period                   $19.059            $16.099
Number of accumulation units
 outstanding at end of period             94,639             98,683
AIM V.I. CAPITAL
 APPRECIATION FUND
Value at beginning of period              $9.821(11)
Value at end of period                   $13.777
Number of accumulation units
 outstanding at end of period             13,134
AIM V.I. GROWTH FUND
Value at beginning of period              $9.382(11)
Value at end of period                   $12.090
Number of accumulation units
 outstanding at end of period             32,099
AIM V.I. GROWTH AND
 INCOME FUND
Value at beginning of period              $9.939(11)
Value at end of period                   $11.736
Number of accumulation units
 outstanding at end of period            160,745
AIM V.I. VALUE FUND
Value at beginning of period              $9.747(11)
Value at end of period                   $11.526
Number of accumulation units
 outstanding at end of period             43,172
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period             $14.945            $12.983            $12.982(12)
Value at end of period                   $16.606            $14.945            $12.983
Number of accumulation units
 outstanding at end of period            178,990            108,344             25,620
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period             $15.160            $13.718            $13.438(12)
Value at end of period                   $15.960            $15.160            $13.718
Number of accumulation units
 outstanding at end of period            363,066            409,327             29,808
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period             $17.489            $12.663            $10.358           $10.000(1)
Value at end of period                   $23.797            $17.489            $12.663           $10.358
Number of accumulation units
 outstanding at end of period          1,055,742            581,798             61,043                21
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period             $13.143            $11.774            $11.818(6)
Value at end of period                   $18.559            $13.143            $11.774
Number of accumulation units
 outstanding at end of period             53,000             44,183              1,294
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period             $17.776            $13.814            $11.239           $10.000(1)
Value at end of period                   $21.868            $17.776            $13.814           $11.239
Number of accumulation units
 outstanding at end of period          1,508,807          1,138,180            139,417            20,020

--------------------------------------------------------------------------------


                                   1999           1998                 1997             1996
                                   ----           ----                 ----             ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $14.096        $10.604             $9.507           $10.000(1)
Value at end of period             $31.457        $14.096            $10.604            $9.507
Number of accumulation units
 outstanding at end of period    1,788,826        997,760            106,350            17,055
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $17.841        $13.420            $13.490(12)
Value at end of period             $22.390        $17.841            $13.420
Number of accumulation units
 outstanding at end of period      695,263        184,550              5,846
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $13.026        $12.059            $10.857(13)
Value at end of period             $13.104        $13.026            $12.059
Number of accumulation units
 outstanding at end of period      460,612        414,151             12,527
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $17.770        $13.231            $10.929(13)
Value at end of period             $25.332        $17.770            $13.231
Number of accumulation units
 outstanding at end of period      535,269        220,151             17,098
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $17.545        $13.746            $11.366           $10.000(1)
Value at end of period             $28.567        $17.545            $13.746           $11.366
Number of accumulation units
 outstanding at end of period    2,675,141      2,151,202            207,630            36,305
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period        $9.606        $12.072            $13.838(12)
Value at end of period             $10.851         $9.606            $12.072
Number of accumulation units
 outstanding at end of period       87,038         75,695             12,963
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period       $10.036         $9.484(14)
Value at end of period             $15.747        $10.036
Number of accumulation units
 outstanding at end of period       20,246          5,395
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period        $9.912         $9.991(8)
Value at end of period             $10.091         $9.912
Number of accumulation units
 outstanding at end of period       12,847          7,329
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of period       $15.644        $12.467            $12.287(6)
Value at end of period             $23.045        $15.644            $12.467
Number of accumulation units
 outstanding at end of period      416,660        291,492             68,968
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period       $12.750         $9.932            $10.054(6)
Value at end of period             $19.045        $12.750             $9.932
Number of accumulation units
 outstanding at end of period    2,526,497      2,223,125            180,890
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period       $10.619         $8.720             $8.890(6)
Value at end of period             $13.040        $10.619             $8.720
Number of accumulation units
 outstanding at end of period      854,700        741,693             55,616
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $13.574        $11.512            $11.367(6)
Value at end of period             $21.289        $13.574            $11.512
Number of accumulation units
 outstanding at end of period      868,603        715,389             80,978

--------------------------------------------------------------------------------


                                   1999         1998            1997          1996
                                   ----         ----            ----          ----
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period      $16.829      $13.321         $13.052(6)
Value at end of period            $20.381      $16.829         $13.321
Number of accumulation units
 outstanding at end of period     666,142      767,053         65,906



-----------------
 (1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (2) Funds were first received in this option during July 1997.
 (3) Funds were first received in this option during September 1997.
 (4) Funds were first received in this option during January 1998.
 (5) Funds were first received in this option during September 1998.
 (6) Funds were first received in this option during November 1997.
 (7) Funds were first received in this option during July 1998.
 (8) Funds were first received in this option during May 1998.
 (9) Funds were first received in this option during February 1997.
(10) Funds were first received in this option during February 1998.
(11) Funds were first received in this option during May 1999.
(12) Funds were first received in this option during October 1997.
(13) Funds were first received in this option during January 1997.
(14) Funds were first received in this option during August 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE VI

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% and 1.10%
    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                             1.05% Total Charges                             1.10% Total Charges
                                --------------------------------------------- --------------------------------------------------
                                  1999         1998            1997            1999            1998           1997
                                  ----         ----            ----            ----            ----           ----
AETNA ASCENT VP
Value at beginning of period     $14.039      $13.602         $11.629(1)      $14.020         $13.590        $13,275(2)
Value at end of period           $15.886      $14.039         $13.602         $15.857         $14.020        $13.590
Number of accumulation units
 outstanding at end of period     33,325       55,886          24,508          29,411           9,573             42
AETNA BALANCED VP, INC.
Value at beginning of period     $15.279      $13.204         $12.677(3)      $15.259         $13.194        $12.915(2)
Value at end of period           $17.177      $15.279         $13.204         $17.146         $15.259        $13.194
Number of accumulation units
 outstanding at end of period    103,305       61,615           4,205          79,953          10,484            294
AETNA BOND VP
Value at beginning of period     $12.038      $11.249         $10.587(1)      $12.022         $11.240        $11.219(4)
Value at end of period           $11.824      $12.038         $11.249         $11.803         $12.022        $11.240
Number of accumulation units
 outstanding at end of period     54,350       50,220          11,619          24,571           2,532              6
AETNA CROSSROADS VP
Value at beginning of period     $13.582      $12.959         $11.292(1)      $13.564         $12.949        $12.904(2)
Value at end of period           $14.813      $13.582         $12.959         $14.786         $13.564        $12.949
Number of accumulation units
 outstanding at end of period     40,690       38,257          12,847          51,462          14,611             14
AETNA GROWTH VP
Value at beginning of period     $17.974      $13.192         $13.184(5)      $17.958         $13.188        $13.325(2)
Value at end of period           $24.006      $17.974         $13.192         $23.973         $17.958        $13.188
Number of accumulation units
 outstanding at end of period     44,979       23,219              31          14,643           1,761             37
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $16.691      $14.732         $12.312(1)      $16.669         $14.720        $14.520(2)
Value at end of period           $19.393      $16.691         $14.732         $19.358         $16.669        $14.720
Number of accumulation units
 outstanding at end of period    341,405      326,490          44,425         143,472          33,836            570
AETNA HIGH YIELD VP
Value at beginning of period      $9.225       $9.995(6)                       $9.222          $9.096(7)
Value at end of period            $9.772       $9.225                          $9.764          $9.222
Number of accumulation units
 outstanding at end of period        447          110                              51              10
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $18.859      $14.481         $14.043(3)      $18.837         $14.472        $14.078(2)
Value at end of period           $23.196      $18.859         $14.481         $23.158         $18.837        $14.472
Number of accumulation units
 Outstanding at end of period     61,200       51,170           1,083          65,999          10,488            215
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $10.906       $9.624(8)                      $10.902          $9.772(9)
Value at end of period           $12.498      $10.906                         $12.487         $10.902
Number of accumulation units
 outstanding at end of period        460          168                           1,327               3
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $8.827       $9.530(8)                       $8.476(10)
Value at end of period            $9.677       $8.827                          $9.669
Number of accumulation units
 outstanding at end of period      1,538          330                           1,596
AETNA INTERNATIONAL VP
Value at beginning of period      $9.778       $8.935(11)                      $9.800(10)
Value at end of period           $14.643       $9.778                         $14.631
Number of accumulation units
 outstanding at end of period        417          182                             767

--------------------------------------------------------------------------------



                                               1.05% Total Charges
                                --------------------------------------------------
                                    1999            1998           1997
                                    ----            ----           ----
AETNA LEGACY VP
Value at beginning of period       $13.067         $12.348        $11.009(1)
Value at end of period             $13.848         $13.067        $12.348
Number of accumulation units
 outstanding at end of period       38,755          62,453          6,221
AETNA MONEY MARKET VP
Value at beginning of period       $11.187         $10.720        $10.322(1)
Value at end of period             $11.632         $11.187        $10.720
Number of accumulation units
 outstanding at end of period       47,453          43,461          1,863
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period        $8.885          $9.899(6)
Value at end of period              $8.421          $8.885
Number of accumulation units
 outstanding at end of period          171             131
AETNA SMALL COMPANY VP
Value at beginning of period       $13.680         $13.674        $12.485(3)
Value at end of period             $17.713         $13.680        $13.674
Number of accumulation units
 outstanding at end of period        6,350           5,235            125
AETNA VALUE OPPORTUNITY VP
Value at beginning of period       $16.085         $13.281        $12.796(5)
Value at end of period             $19.033         $16.085        $13.281
Number of accumulation units
 outstanding at end of period        4,556           3,648             17
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $9.877(13)
Value at end of period             $13.772
Number of accumulation units
 outstanding at end of period          611
AIM V.I. GROWTH FUND
Value at beginning of period        $9.632(13)
Value at the of period             $12.085
Number of accumulation units
 outstanding at end of period          957
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period        $9.842(15)
Value at end of period             $11.732
Number of accumulation units
 outstanding at end of period       10,546
AIM V.I. VALUE FUND
Value at beginning of period       $10.384(14)
Value at end of period             $11.522
Number of accumulation units
 outstanding at end of period        3,085
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period       $14.926         $12.972        $12.278(3)
Value at end of period             $16.576         $14.926        $12.972
Number of accumulation units
 outstanding at end of period        8,581          25,822            766
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period       $15.140         $13.706        $11.435(1)
Value at end of period             $15.931         $15.140        $13.706
Number of accumulation units
 outstanding at end of period       62,832          81,062         34,010
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period       $17.466         $12.653        $10.988(1)
Value at end of period             $23.754         $17.466        $12.653
Number of accumulation units
 outstanding at end of period       96,712          65,095         22,425
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period       $13.126         $11.764        $10.798(1)
Value at end of period             $18.525         $13.126        $11.764
Number of accumulation units
 outstanding at end of period        7,698           9,113          3,858

                                                  1.10% Total Charges
                                --------------------------------------------------------
                                     1999             1998             1997
                                     ----             ----             ----
AETNA LEGACY VP
Value at beginning of period        $13.050          $12.338          $12.223(12)
Value at end of period              $13.823          $13.050          $12.338
Number of accumulation units
 outstanding at end of period        23,031            3,369              851
AETNA MONEY MARKET VP
Value at beginning of period        $11.172          $10.711          $10.663(2)
Value at end of period              $11.611          $11.172          $10.711
Number of accumulation units
 outstanding at end of period        25,798            6,784              145
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.882           $9.159(7)
Value at end of period               $8.414           $8.882
Number of accumulation units
 outstanding at end of period           383               16
AETNA SMALL COMPANY VP
Value at beginning of period        $13.668          $13.669          $13.331(2)
Value at end of period              $17.689          $13.668          $13.669
Number of accumulation units
 outstanding at end of period         7,548            6,323              650
AETNA VALUE OPPORTUNITY VP
Value at beginning of period        $16.071          $13.276          $12.952(2)
Value at end of period              $19.007          $16.071          $13.276
Number of accumulation units
 outstanding at end of period         1,480            1,219               46
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $10.778(14)
Value at end of period              $13.767
Number of accumulation units
 outstanding at end of period           251
AIM V.I. GROWTH FUND
Value at beginning of period        $10.484(14)
Value at the of period              $12.081
Number of accumulation units
 outstanding at end of period            34
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period        $10.373(14)
Value at end of period              $11.728
Number of accumulation units
 outstanding at end of period           281
AIM V.I. VALUE FUND
Value at beginning of period        $10.159(14)
Value at end of period              $11.518
Number of accumulation units
 outstanding at end of period           500
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $14.906          $13.068(16)
Value at end of period              $16.546          $14.906
Number of accumulation units
 outstanding at end of period        10,085            1,048
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period        $15.120          $13.695          $13.343(2)
Value at end of period              $15.902          $15.120          $13.695
Number of accumulation units
 outstanding at end of period        39,294            4,490              589
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $17.443          $12.643          $12.740(2)
Value at end of period              $23.710          $17.443          $12.643
Number of accumulation units
 outstanding at end of period        59,684           13,478              416
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.108          $11.754          $11.651(4)
Value at end of period              $18.492          $13.108          $11.754
Number of accumulation units
 outstanding at end of period         9,933            1,860                5

--------------------------------------------------------------------------------



                                             1.05% Total Charges                           1.10% Total Charges
                                --------------------------------------------------   --------------------------------------
                                  1999         1998            1997         1999         1998            1997
                                  ----         ----            ----         ----         ----            ----
FIDELITY VIP II
CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period     $17.753      $13.802         $12.865(3)   $17.729      $13.791         $13.502(2)
Value at end of period           $21.828      $17.753         $13.802      $21.789      $17.729         $13.791
Number of accumulation units
 outstanding at end of period     82,955       90,950           9,650       45,203        5,768             110
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $14.077      $10.596          $8.894(1)   $14.059      $10.587         $10.337(2)
Value at end of period           $31.400      $14.077         $10.596      $31.343      $14.059         $10.587
Number of accumulation units
 outstanding at end of period    157,088      114,249          38,785       64,071        3,032             269
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $17.818      $13.409         $11.587(1)   $17.794      $13.398         $13.138(2)
Value at end of period           $22.350      $17.818         $13.409      $22.309      $17.794         $13.398
Number of accumulation units
 outstanding at end of period     78,372       37,434          14,527       28,646        4,709             256
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $13.009      $12.049         $11.571(3)   $12.992      $12.039         $11.872(2)
Value at end of period           $13.080      $13.009         $12.049      $13.056      $12.992         $12.039
Number of accumulation units
 outstanding at end of period     25,083       13,507             700        7,040        2,780              12
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $17.747      $13.220         $13.078(3)   $17.723      $13.209         $12.995(2)
Value at end of period           $25.286      $17.747         $13.220      $25.240      $17.723         $13.209
Number of accumulation units
 outstanding at end of period     49,883       45,804           7,726       25,768        2,555             498
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $17.522      $13.735         $12.089(1)   $17.499      $13.724         $13.565(2)
Value at end of period           $28.515      $17.522         $13.735      $28.463      $17.499         $13.724
Number of accumulation units
 outstanding at end of period    199,510      202,768          59,673       65,151       14,918             971
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period      $9.594      $12.062         $12.407(3)    $9.581       $8.980(11)
Value at end of period           $10.831       $9.594         $12.062      $10.812       $9.581
Number of accumulation units
 outstanding at end of period      3,378        2,961             791        1,354           31
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $10.032       $9.801(6)                   $10.029      $10.160(8)
Value at end of period           $15.734      $10.032                      $15.721      $10.029
Number of accumulation units
 outstanding at end of period        494          180                          966           27
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period      $9.908       $9.582(17)                   $9.905       $9.720(7)
Value at end of period           $10.082       $9.908                      $10.074       $9.905
Number of accumulation units
 outstanding at end of period        243            5                          783           22
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of period     $15.623      $12.457         $12.277(2)   $15.602      $14.846(18)
Value at end of period           $23.003      $15.623         $12.457      $22.961      $15.602
Number of accumulation units
 outstanding at end of period     10,435       25,784           1,514        3,853        1,488
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $12.733       $9.923         $10.046(2)   $12.716       $9.915         $10.039(2)
Value at end of period           $19.011      $12.733          $9.923      $18.976      $12.716          $9.915
Number of accumulation units
 outstanding at end of period    110,360      102,952          26,577       34,563        6,017              16
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period     $10.605       $8.713          $8.883(2)   $10.591      $10.008(19)
Value at end of period           $13.016      $10.605          $8.713      $12.993      $10.591
Number of accumulation units
 outstanding at end of period     22,552       40,974           1,465       20,445          121

                                             1.05% Total Charges                         1.10% Total Charges
                                  ---------------------------------------    -----------------------------------------
                                    1999         1998           1997           1999            1998           1997
                                    ----         ----           ----           ----            ----           ----
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $13.556      $11.503        $11.358(2)     $13.538         $11.633(16)
Value at end of period             $21.250      $13.556        $11.503        $21.211         $13.538
Number of accumulation units
 outstanding at end of period       21,942       29,581          8,780          7,463           3,300
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period       $16.806      $13.310        $13.042(2)     $16.784         $14.258(20)
Value at end of period             $20.344      $16.806        $13.310        $20.307         $16.784
Number of accumulation units
 outstanding at end of period       61,161       51,412         18,429         23,320           2,769



-----------------
 (1) Funds were first received in this option during February 1997.
 (2) Funds were first received in this option during November 1997.
 (3) Funds were first received in this option during July 1997.
 (4) Funds were first received in this option during December 1997.
 (5) Funds were first received in this option during August 1997.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during September 1998.
 (8) Funds were first received in this option during July 1998.
 (9) Funds were first received in this option during December 1998.
(10) Funds were first received in this option during February 1999.
(11) Funds were first received in this option during August 1998.
(12) Funds were first received in this option during January 1997.
(13) Funds were first received in this option during May 1999.
(14) Funds were first received in this option during July 1999.
(15) Funds were first received in this option during June 1999.
(16) Funds were first received in this option during January 1998.
(17) Funds were first received in this option during October 1998.
(18) Funds were first received in this option during April 1998.
(19) Funds were first received in this option during May 1998.
(20) Funds were first received in this option during February 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE VII

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                                                     1.15% Total Charges
                                                   -------------------------------------------------------
                                                     1999          1998              1997          1996
                                                     ----          ----              ----          ----
AETNA ASCENT VP
Value at beginning of period                        $14.002       $13.579          $11.525(1)
Value at end of period                              $15.828       $14.002          $13.579
Number of accumulation units outstanding at end
 of period                                           43,436        26,911            6,392
AETNA BALANCED VP, INC.
Value at beginning of period                        $15.239       $13.183          $11.130(1)
Value at end of period                              $17.115       $15.239          $13.183
Number of accumulation units outstanding at end
 of period                                          224,431       275,681          250,060
AETNA BOND VP
Value at beginning of period                        $12.006       $11.231          $10.476(1)
Value at end of period                              $11.781       $12.006          $11.231
Number of accumulation units outstanding at end
 of period                                           88,391       106,179           89,517
AETNA CROSSROADS VP
Value at beginning of period                        $13.546       $12.938          $11.182(1)
Value at end of period                              $14.759       $13.546          $12.938
Number of accumulation units outstanding at end
 of period                                           34,308        24,882            7,129
AETNA GROWTH VP
Value at beginning of period                        $17.943       $13.183          $13.348(2)
Value at end of period                              $23.940       $17.943          $13.183
Number of accumulation units outstanding at end
 of period                                           25,113        14,989              118
AETNA GROWTH AND INCOME VP
Value at beginning of period                        $16.467       $14.708          $11.805(1)
Value at end of period                              $19.323       $16.647          $14.708
Number of accumulation units outstanding at end
 of period                                          514,328       581,226          508,938
AETNA HIGH YIELD VP
Value at beginning of period                         $9.218        $9.959(3)
Value at end of period                               $9.756        $9.218
Number of accumulation units outstanding at end
 of period                                              363         1,725
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                        $18.815       $14.463          $11.663(1)
Value at end of period                              $23.120       $18.815          $14.463
Number of accumulation units outstanding at end
 of period                                           49,777        26,210            5,517
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                        $10.898        $9.105(4)
Value at end of period                              $12.477       $10.898
Number of accumulation units outstanding at end
 of period                                              933            96
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                         $8.821        $9.569(5)
Value at end of period                               $9.661        $8.821
Number of accumulation units outstanding at end
 of period                                            3,035         1,234
AETNA INTERNATIONAL VP
Value at beginning of period                         $9.771        $9.763(4)
Value at end of period                              $14.618        $9.771
Number of accumulation units outstanding at end
 of period                                              726           167
AETNA LEGACY VP
Value at beginning of period                        $13.033       $12.328          $10.927(1)
Value at end of period                              $13.798       $13.033          $12.328
Number of accumulation units outstanding at end
 of period                                           19,762        23,052           21,027

--------------------------------------------------------------------------------


                                                                             1.15% Total Charges
                                                   ------------------------------------------------------------------------
                                                       1999             1998             1997             1996
                                                       ----             ----             ----             ----
AETNA MONEY MARKET VP
Value at beginning of period                          $11.158          $10.702          $10.264          $10.000(6)
Value at end of period                                $11.590          $11.158          $10.702          $10.264
Number of accumulation units outstanding at end
 of period                                             87,883           76,594           44,265            9,856
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                           $8.879          $10.034(5)
Value at end of period                                 $8.407           $8.879
Number of accumulation units outstanding at end
 of period                                              3,933            2,845
AETNA SMALL COMPANY VP
Value at beginning of period                          $13.657          $13.664          $13.709(2)
Value at end of period                                $17.665          $13.657          $13.664
Number of accumulation units outstanding at end
 of period                                             12,873            9,141              119
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                          $16.057          $13.271          $13.244(2)
Value at end of period                                $18.982          $16.057          $13.271
Number of accumulation units outstanding at end
 of period                                              5,973            4,025               47
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $9.693(7)
Value at end of period                                $13.762
Number of accumulation units outstanding at end
 of period                                                518
AIM V.I. GROWTH FUND
Value at beginning of period                           $9.380(7)
Value at end of period                                $12.077
Number of accumulation units outstanding at end
 of period                                              1,062
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $9.204(8)
Value at end of period                                $11.724
Number of accumulation units outstanding at end
 of period                                                464
AIM V.I. VALUE FUND
Value at beginning of period                           $9.747(7)
Value at end of period                                $11.514
Number of accumulation units outstanding at end
 of period                                                115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                          $14.886          $12.951          $11.071(1)
Value at end of period                                $16.515          $14.886          $12.951
Number of accumulation units outstanding at end
 of period                                             53,770           48,553           37,416
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                          $15.100          $13.684          $10.805          $10.000(6)
Value at end of period                                $15.873          $15.100          $13.684          $10.805
Number of accumulation units outstanding at end
 of period                                             77,294           62,313           40,977            4,215
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                          $17.420          $12.632          $10.348          $10.000(6)
Value at end of period                                $23.667          $17.420          $12.632          $10.348
Number of accumulation units outstanding at end
 of period                                            107,839           70,232           43,953            4,472
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                          $13.091          $11.745          $10.662(9)
Value at end of period                                $18.458          $13.091          $11.745
Number of accumulation units outstanding at end
 of period                                             10,801            9,778            6,203
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                          $17.706          $13.780          $11.228          $10.000(6)
Value at end of period                                $21.749          $17.706          $13.780          $11.228
Number of accumulation units outstanding at end
 of period                                            112,281           85,591           56,042            4,169
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                          $14.040          $10.578           $9.498          $10.000(6)
Value at end of period                                $31.286          $14.040          $10.578           $9.498
Number of accumulation units outstanding at end
 of period                                            150,087          103,123           77,340            4,932
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                          $17.771          $13.387          $11.090          $10.000(6)
Value at end of period                                $22.269          $17.771          $13.387          $11.090
Number of accumulation units outstanding at end
 of period                                             71,007           36,442           15,461               13

--------------------------------------------------------------------------------


                                                                          1.15% Total Charges
                                                   ------------------------------------------------------------------
                                                     1999         1998             1997             1996
                                                     ----         ----             ----             ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                        $12.975      $12.029          $10.882(1)
Value at end of period                              $13.032      $12.975          $12.029
Number of accumulation units outstanding at end
 of period                                           15,890        8,869            4,140
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                        $17.700      $13.198          $11.138(1)
Value at end of period                              $25.194      $17.700          $13.198
Number of accumulation units outstanding at end
 of period                                           56,211       39,188           22,179
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                        $17.476      $13.712          $11.355          $10.000(6)
Value at end of period                              $28.411      $17.476          $13.712          $11.355
Number of accumulation units outstanding at end
 of period                                          163,390      130,326           77,286                9
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                         $9.568      $12.042          $11.865(1)
Value at end of period                              $10.792       $9.568          $12.042
Number of accumulation units outstanding at end
 of period                                            8,711       12,059           12,454
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                        $10.025       $9.974(5)
Value at end of period                              $15.707      $10.025
Number of accumulation units outstanding at end
 of period                                              775          295
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                         $9.902      $10.052(5)
Value at end of period                              $10.065       $9.902
Number of accumulation units outstanding at end
 of period                                            1,186          689
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                        $15.582      $12.437          $12.258(9)
Value at end of period                              $22.919      $15.582          $12.437
Number of accumulation units outstanding at end
 of period                                           77,458       75,920           79,382
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                        $12.699       $9.907          $10.031(9)
Value at end of period                              $18.942      $12.699           $9.907
Number of accumulation units outstanding at end
 of period                                          200,163      196,772          165,668
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                        $10.577       $8.698           $8.869(9)
Value at end of period                              $12.969      $10.577           $8.698
Number of accumulation units outstanding at end
 of period                                          129,349      135,559          122,863
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                        $13.520      $11.484          $11.341(9)
Value at end of period                              $21.173      $13.520          $11.484
Number of accumulation units outstanding at end
 of period                                           80,398       88,163           77,528
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                        $16.762      $13.288          $13.021(9)
Value at end of period                              $20.270      $16.762          $13.288
Number of accumulation units outstanding at end
 of period                                           62,597       60,127           42,110


-----------------

(1) Funds were first received in this option during January 1997.
(2) Funds were first received in this option during September 1997.
(3) Funds were first received in this option during June 1998.
(4) Funds were first received in this option during August 1998.
(5) Funds were first received in this option during July 1998.
(6) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(7) Funds were first received in this option during May 1999.
(8) Funds were first received in this option during August 1999.
(9) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                   TABLE VIII

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
    AND THOSE ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                            1.20% Total Charges            Issued Since 1996 with 1.25% Total Charges
                                ------------------------------------     -----------------------------------------------
                                  1999        1998           1997            1999           1998            1997
                                  ----        ----           ----            ----           ----            ----
AETNA ASCENT VP
Value at beginning of period     $13.983     $13.587(1)                     $13.965        $13.557         $12.564(2)
Value at end of period           $15.799     $13.983                        $15.770        $13.965         $13.557
Number of accumulation units
 outstanding at end of period     47,132      90,247                          1,617          1,249             253
AETNA BALANCED VP, INC.
Value at beginning of period     $15.219     $13.676(3)                     $15.199        $13.161         $11.921(2)
Value at end of period           $17.083     $15.219                        $17.052        $15.199         $13.161
Number of accumulation units
 outstanding at end of period     33,948      33,673                          2,089          1,535             133
AETNA BOND VP
Value at beginning of period     $11.990     $11.283(3)                     $11.975        $11.217(1)
Value at end of period           $11.760     $11.990                        $11.738        $11.975
Number of accumulation units
 outstanding at end of period     26,798      23,608                            521          1,197
AETNA CROSSROADS VP
Value at beginning of period     $13.528     $12.915(1)                     $13.510        $12.917         $12.024(2)
Value at end of period           $14.732     $13.528                        $14.705        $13.510         $12.917
Number of accumulation units
 outstanding at end of period    436,389     499,874                          9,107          8,075              93
AETNA GROWTH VP
Value at beginning of period     $17.927     $14.173(3)                     $17.912        $12.876(1)
Value at end of period           $23.908     $17.927                        $23.875        $17.912
Number of accumulation units
 outstanding at end of period      7,995       7,333                          7,486          5,419
AETNA GROWTH AND INCOME VP
Value at beginning of period     $16.625     $14.696        $13.746(4)      $16.603        $14.684         $12.851(5)
Value at end of period           $19.288     $16.625        $14.696         $19.253        $16.603         $14.684
Number of accumulation units
 outstanding at end of period    192,381     224,761             25          35,468         35,133           1,646
AETNA HIGH YIELD VP
Value at beginning of period      $9.215      $9.935(6)                      $9.348(7)
Value at end of period            $9.748      $9.215                         $9.739
Number of accumulation units
 outstanding at end of period        119         132                            260
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period     $18.794     $14.453        $13.642(4)      $18.772        $14.444         $14.070(8)
Value at end of period           $23.082     $18.794        $14.453         $23.044        $18.772         $14.444
Number of accumulation units
 outstanding at end of period     32,936      28,911             24           6,043            594              10
AETNA INDEX PLUS MID CAP VP
Value at beginning of period     $10.894      $9.662(6)                     $10.154(9)
Value at end of period           $12.466     $10.894                        $12.455
Number of accumulation units
 outstanding at end of period      1,115         452                          1,234
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period      $8.818      $9.244(6)
Value at end of period            $9.653      $8.818
Number of accumulation units
 outstanding at end of period      1,733         989
AETNA INTERNATIONAL VP
Value at beginning of period      $9.768      $9.973(6)                     $10.086(9)
Value at end of period           $14.606      $9.768                        $14.594
Number of accumulation units
 outstanding at end of period        354         123                            126
AETNA LEGACY VP
Value at beginning of period     $13.015     $12.606(3)                     $12.998        $12.308         $12.362(10)
Value at end of period           $13.773     $13.015                        $13.748        $12.998         $12.308
Number of accumulation units
 outstanding at end of period     27,715      61,973                          5,897          5,866               2

--------------------------------------------------------------------------------


                                                   1.20% Total Charges
                                   ----------------------------------------------------
                                        1999            1998           1997
                                        ----            ----           ----
AETNA MONEY MARKET VP
Value at beginning of period           $11.143         $10.761(3)
Value at end of period                 $11.569         $11.143
Number of accumulation units
 outstanding at end of period           40,450          15,147
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period            $8.876          $9.633(6)
Value at end of period                  $8.400          $8.876
Number of accumulation units
 outstanding at end of period              914             372
AETNA SMALL COMPANY VP
Value at beginning of period           $13.645         $14.380(3)
Value at end of period                 $17.641         $13.645
Number of accumulation units
 outstanding at end of period           18,254          24,930
AETNA VALUE OPPORTUNITY VP
Value at beginning of period           $16.044         $14.033(3)
Value at end of period                 $18.956         $16.044
Number of accumulation units
 outstanding at end of period           12,127          12,115
AIM V.I. CAPITAL APPRECIATION
 FUND
Value a beginning of period            $10.195(11)
Value at end of period                 $13.758
Number of accumulation units
 outstanding at end of period              218
AIM V.I. GROWTH FUND
Value a beginning of period             $9.493(13)
Value at end of period                 $12.073
Number of accumulation units
 outstanding at end of period              167
AIM V.I. GROWTH AND INCOME
 FUND
Value a beginning of period             $9.601(15)
Value at end of period                 $11.720
Number of accumulation units
 outstanding at end of period              179
AIM V.I. VALUE FUND
Value a beginning of period             $9.848(11)
Value at end of period                 $11.510
Number of accumulation units
 outstanding at end of period              156
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period           $14.867         $13.354(3)
Value at end of period                 $16.485         $14.867
Number of accumulation units
 outstanding at end of period            6,433           2,926
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period           $15.080         $14.168(3)
Value at end of period                 $15.844         $15.080
Number of accumulation units
 outstanding at end of period           21,440          13,584
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period           $17.397         $13.438(3)
Value at end of period                 $23.624         $17.397
Number of accumulation units
 outstanding at end of period           55,527          58,305
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period           $13.074         $12.430(3)
Value at end of period                 $18.424         $13.074
Number of accumulation units
 outstanding at end of period            2,471           5,797
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period           $17.683         $13.768        $12.889(2)
Value at end of period                 $21.710         $17.683        $13.768
Number of accumulation units
 outstanding at end of period           29,986          29,528             27
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period           $14.022         $10.956(3)
Value at end of period                 $31,229         $14.022
Number of accumulation units
 outstanding at end of period           67,583          43,050

                                        Issued Since 1996 with 1.25% Total Charges
                                   -----------------------------------------------------
                                       1999            1998            1997
                                       ----            ----            ----
AETNA MONEY MARKET VP
Value at beginning of period          $11.128         $10.746(3)
Value at end of period                $11.548         $11.128
Number of accumulation units
 outstanding at end of period          11,404           6,649
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period           $8.830(11)
Value at end of period                 $8.393
Number of accumulation units
 outstanding at end of period               1
AETNA SMALL COMPANY VP
Value at beginning of period          $13.633         $13.203(1)
Value at end of period                $17.617         $13.633
Number of accumulation units
 outstanding at end of period           8,928           7,548
AETNA VALUE OPPORTUNITY VP
Value at beginning of period          $16.030         $12.844(1)
Value at end of period                $18.930         $16.030
Number of accumulation units
 outstanding at end of period           2,022           1,234
AIM V.I. CAPITAL APPRECIATION
 FUND
Value a beginning of period           $12.638(12)
Value at end of period                $13.753
Number of accumulation units
 outstanding at end of period              17
AIM V.I. GROWTH FUND
Value a beginning of period            $9.783(14)
Value at end of period                $12.069
Number of accumulation units
 outstanding at end of period              23
AIM V.I. GROWTH AND INCOME
 FUND
Value a beginning of period            $9.470(14)
Value at end of period                $11.716
Number of accumulation units
 outstanding at end of period              22
AIM V.I. VALUE FUND
Value a beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period          $14.847         $12.930         $12.790(16)
Value at end of period                $16.455         $14.847         $12.930
Number of accumulation units
 outstanding at end of period             270              51               6
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period          $15.061         $13.661         $13.299(16)
Value at end of period                $15.815         $15.061         $13.661
Number of accumulation units
 outstanding at end of period          11,533           8,741               6
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period          $17.374         $12.612         $11.704(2)
Value at end of period                $23.581         $17.374         $12.612
Number of accumulation units
 outstanding at end of period          23,472           9,906             214
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period          $13.056         $11.726         $12.512(8)
Value at end of period                $18.391         $13.056         $11.726
Number of accumulation units
 outstanding at end of period           6,718             688              22
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period          $17.659         $13.757         $11.902(5)
Value at end of period                $21.670         $17.659         $13.757
Number of accumulation units
 outstanding at end of period          13,062          11,737             390
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period          $14.003         $10.561          $9.646(2)
Value at end of period                $31.172         $14.003         $10.561
Number of accumulation units
 outstanding at end of period          17,486           4,812             262

--------------------------------------------------------------------------------


                                                1.20% Total Charges
                                ---------------------------------------------------
                                     1999            1998            1997
                                     ----            ----            ----
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period        $17.747         $14.246(3)
Value at end of period              $22.228         $17.747
Number of accumulation units
 outstanding at end of period        22,044          21,105
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $12.958         $12.212(3)
Value at end of period              $13.008         $12.958
Number of accumulation units
 outstanding at end of period         6,648          13,990
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $17.677         $14.218(3)
Value at end of period              $25.148         $17.677
Number of accumulation units
 outstanding at end of period        32,113          19,754
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $17.453         $13.701         $13.856(2)
Value at end of period              $28.360         $17.453         $13.701
Number of accumulation units
 outstanding at end of period        50,750          46,824              27
LEXINGTON NATURAL RESOURCES
TRUST
Value at beginning of period         $9.556         $11.980(6)
Value at end of period              $10.772          $9.556
Number of accumulation units
 outstanding at end of period         2,437           2,826
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Value at beginning of period         $9.897(17)
Value at end of period              $15.694
Number of accumulation units
 outstanding at end of period           132
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period         $9.898          $9.905(18)
Value at end of period              $10.057          $9.898
Number of accumulation units
 outstanding at end of period            89              57
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $15.561         $13.387(3)
Value at end of period              $22.878         $15.561
Number of accumulation units
 outstanding at end of period        19,495          19,782
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $12.683         $11.093(3)
Value at end of period              $18.907         $12.683
Number of accumulation units
 outstanding at end of period        69,822          88,261
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $10.563          $9.310(3)
Value at end of period              $12.945         $10.563
Number of accumulation units
 outstanding at end of period        33,672          49,879
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $13.502         $12.274(3)
Value at end of period              $21.134         $13.502
Number of accumulation units
 outstanding at end of period        15,623          13,604
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $16.740         $14.232(3)
Value at end of period              $20.233         $16.740
Number of accumulation units
 outstanding at end of period        24,522          45,971

                                       Issued Since 1996 with 1.25% Total Charges
                                --------------------------------------------------------
                                     1999             1998             1997
                                     ----             ----             ----
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period        $17.724          $13.370(1)
Value at end of period              $22.188          $17.724
Number of accumulation units
 outstanding at end of period         7,932              798
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $12.940          $12.112(1)
Value at end of period              $12.985          $12.940
Number of accumulation units
 outstanding at end of period         1,754              126
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $17.653          $13.177          $13.270(8)
Value at end of period              $25.103          $17.653          $13.177
Number of accumulation units
 outstanding at end of period         9,890            5,365               32
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $17.430          $13.690          $13.125(2)
Value at end of period              $28.308          $17.430          $13.690
Number of accumulation units
 outstanding at end of period        19,060           10,441              273
LEXINGTON NATURAL RESOURCES
TRUST
Value at beginning of period         $9.543          $12.022          $11.717(2)
Value at end of period              $10.753           $9.543          $12.022
Number of accumulation units
 outstanding at end of period            71               53               35
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Value at beginning of period        $11.614(13)
Value at end of period              $15.681
Number of accumulation units
 outstanding at end of period             8
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period         $9.869(7)
Value at end of period              $10.048
Number of accumulation units
 outstanding at end of period             9
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $15.541          $12.394(1)
Value at end of period              $22.836          $15.541
Number of accumulation units
 outstanding at end of period         3,709            1,060
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $12.666           $9.891          $10.015(16)
Value at end of period              $18.873          $12.666           $9.891
Number of accumulation units
 outstanding at end of period        26,072           21,617               99
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $10.549           $8.597(1)
Value at end of period              $12.922          $10.549
Number of accumulation units
 outstanding at end of period         3,583            3,244
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $13.485          $11.465          $11.323(16)
Value at end of period              $21.096          $13.485          $11.465
Number of accumulation units
 outstanding at end of period         3,170            2,493              189
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $16.718          $13.156((1)
Value at end of period              $20.196          $16.718
Number of accumulation units
 outstanding at end of period         1,434            1,239


-----------------
 (1) Funds were first received in this option during January 1998.
 (2) Funds were first received in this option during June 1997.
 (3) Funds were first received in this option during February 1998.

--------------------------------------------------------------------------------

 (4) Funds were first received in this option during July 1997.
 (5) Funds were first received in this option during May 1997.
 (6) Funds were first received in this option during June 1998.

 (7) Funds were first received in this option during January 1999.
 (8) Funds were first received in this option during September 1997.
 (9) Funds were first received in this option during March 1999.
(10) Funds were first received in this option during October 1997.
(11) Funds were first received in this option during September 1999.
(12) Funds were first received in this option during December 1999.
(13) Funds were first received in this option during August 1999.
(14) Funds were first received in this option during October 1999.
(15) Funds were first received in this option during June 1999.
(16) Funds were first received in this option during November 1997.
(17) Funds were first received in this option during February 1999.
(18) Funds were first received in this option during December 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE IX

      FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30% AND 1.40%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods ended December 31, 1999, 1998 and 1997 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                                                1.30% Total Charges
                                                 -------------------------------------------------
                                                     1999           1998           1997
                                                     ----           ----           ----
AETNA ASCENT VP
Value at beginning of period                        $13.946        $13.546        $11.759(1)
Value at end of period                              $15.742        $13.946        $13.546
Number of accumulation units outstanding at end
 of period                                            2,120          1,424            855
AETNA BALANCED VP, INC.
Value at beginning of period                        $15.179        $13.150        $11.717(3)
Value at end of period                              $17.021        $15.179        $13.150
Number of accumulation units outstanding at end
 of period                                              113              8            459
AETNA BOND VP
Value at beginning of period                        $11.959        $11.203        $10.974(1)
Value at end of period                              $11.717        $11.959        $11.203
Number of accumulation units outstanding at end
 of period                                           36,650         59,443            279
AETNA CROSSROADS VP
Value at beginning of period                        $13.492        $12.906        $11.380(1)
Value at end of period                              $14.679        $13.492        $12.906
Number of accumulation units outstanding at end
 of period                                              870            521            641
AETNA GROWTH VP
Value at beginning of period                        $18.880(4)
Value at end of period                              $23.843
Number of accumulation units outstanding at end
 of period                                              381
AETNA GROWTH AND INCOME VP
Value at beginning of period                        $16.581        $14.672        $12.519(1)
Value at end of period                              $19.218        $16.581        $14.672
Number of accumulation units outstanding at end
 of period                                            4,575          2,880          3,082
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                        $18.751        $14.435        $11.470(7)
Value at end of period                              $23.006        $18.751        $14.435
Number of accumulation units outstanding at end
 of period                                           14,317         12,423          8,665
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                        $10.887         $9.805(8)
Value at end of period                              $12.445        $10.887
Number of accumulation units outstanding at end
 of period                                              385             41
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                         $8.812         $8.198(8)
Value at end of period                               $9.637         $8.812
Number of accumulation units outstanding at end
 of period                                              468             49
AETNA INTERNATIONAL VP
Value at beginning of period                        $10.019(4)
Value at end of period                              $14.582
Number of accumulation units outstanding at end
 of period                                              149
AETNA LEGACY VP
Value at beginning of period                        $12.981        $12.298        $11.401(3)
Value at end of period                              $13.723        $12.981        $12.298
Number of accumulation units outstanding at end
 of period                                            1,546         30,755             74

                                                         1.40% Total Charges
                                                 -----------------------------------
                                                      1999            1998
                                                      ----            ----
AETNA ASCENT VP
Value at beginning of period                         $13.910         $14.731(2)
Value at end of period                               $15.685         $13.910
Number of accumulation units outstanding at end
 of period                                               457             136
AETNA BALANCED VP, INC.
Value at beginning of period                         $15.139         $14.278(2)
Value at end of period                               $16.960         $15.139
Number of accumulation units outstanding at end
 of period                                             1,122             533
AETNA BOND VP
Value at beginning of period                         $11.927         $11.423(2)
Value at end of period                               $11.674         $11.927
Number of accumulation units outstanding at end
 of period                                               324             189
AETNA CROSSROADS VP
Value at beginning of period                         $13.457         $13.846(2)
Value at end of period                               $14.625         $13.457
Number of accumulation units outstanding at end
 of period                                             1,479             501
AETNA GROWTH VP
Value at beginning of period                         $17.865         $15.724(2)
Value at end of period                               $23.778         $17.865
Number of accumulation units outstanding at end
 of period                                               746             211
AETNA GROWTH AND INCOME VP
Value at beginning of period                         $16.537         $16.562(5)
Value at end of period                               $19.148         $16.537
Number of accumulation units outstanding at end
 of period                                             2,977             934
AETNA HIGH YIELD VP
Value at beginning of period                          $9.555(6)
Value at end of period                                $9.715
Number of accumulation units outstanding at end
 of period                                                30
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                         $18.708         $16.556(2)
Value at end of period                               $22.930         $18.708
Number of accumulation units outstanding at end
 of period                                             1,399             173
AETNA INDEX PLUS MID CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA INTERNATIONAL VP
Value at beginning of period                         $10.925(9)
Value at end of period                               $14.557
Number of accumulation units outstanding at end
 of period                                                21
AETNA LEGACY VP
Value at beginning of period                         $12.666(10)
Value at end of period                               $13.673
Number of accumulation units outstanding at end
 of period                                               125

--------------------------------------------------------------------------------


                                                                  1.30% Total Charges
                                                 -----------------------------------------------------
                                                     1999             1998            1997
                                                     ----             ----            ----
AETNA MONEY MARKET VP
Value at beginning of period                        $11.114          $10.676         $10.358(7)
Value at end of period                              $11.527          $11.114         $10.676
Number of accumulation units outstanding at end
 of period                                            5,569           13,000           8,302
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                        $16.016          $15.827(12)
Value at end of period                              $18.904          $16.016
Number of accumulation units outstanding at end
 of period                                              192               88
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $9.857(13)
Value at end of period                              $13.748
Number of accumulation units outstanding at end
 of period                                               54
AIM V.I. GROWTH FUND
Value at beginning of period                         $9.916(14)
Value at end of period                              $12.064
Number of accumulation units outstanding at end
 of period                                              105
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                        $10.636(15)
Value at end of period                              $11.712
Number of accumulation units outstanding at end
 of period                                              893
AIM V.I. VALUE FUND
Value at beginning of period                        $10.847(15)
Value at end of period                              $11.494
Number of accumulation units outstanding at end
 of period                                               10
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $14.827          $12.919         $11.742(3)
Value at end of period                              $16.426          $14.827         $12.919
Number of accumulation units outstanding at end
 of period                                               44               13              44
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                        $15.041          $13.650         $10.942(7)
Value at end of period                              $15.786          $15.041         $13.650
Number of accumulation units outstanding at end
 of period                                            4,118            3,612           7,817
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                        $17.351          $12.601         $10.724(1)
Value at end of period                              $23.538          $17.351         $12.601
Number of accumulation units outstanding at end
 of period                                            7,251            2,636           2,031
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                        $13.039          $11.716         $11.785(1)
Value at end of period                              $18.357          $13.039         $11.716
Number of accumulation units outstanding at end
 of period                                              469              408             348
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                        $17.636          $13.746         $11.031(7)
Value at end of period                              $21.631          $17.636         $13.746
Number of accumulation units outstanding at end
 of period                                           12,867           10,681           7,728
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $13.985          $10.552          $8.944(1)
Value at end of period                              $31.116          $13.985         $10.552
Number of accumulation units outstanding at end
 of period                                            9,014            3,586           2,527
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $17.701          $13.354         $12.113(3)
Value at end of period                              $22.147          $17.701         $13.354
Number of accumulation units outstanding at end
 of period                                            2,769              668             369

                                                          1.40% Total Charges
                                                 -------------------------------------
                                                      1999             1998
                                                      ----             ----
AETNA MONEY MARKET VP
Value at beginning of period                         $11.084          $10.821(2)
Value at end of period                               $11.485          $11.084
Number of accumulation units outstanding at end
 of period                                               441              161
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                          $9.402(6)
Value at end of period                                $8.372
Number of accumulation units outstanding at end
 of period                                                33
AETNA SMALL COMPANY VP
Value at beginning of period                         $13.598          $11.872(11)
Value at end of period                               $17.545          $13.598
Number of accumulation units outstanding at end
 of period                                               283               72
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                         $15.988          $15.181(2)
Value at end of period                               $18.852          $15.988
Number of accumulation units outstanding at end
 of period                                               136               39
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH FUND
Value at beginning of period                         $10.959(15)
Value at end of period                               $12.056
Number of accumulation units outstanding at end
 of period                                                 3
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. VALUE FUND
Value at beginning of period                         $10.003(16)
Value at end of period                               $11.486
Number of accumulation units outstanding at end
 of period                                               507
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                         $14.950(4)
Value at end of period                               $16.366
Number of accumulation units outstanding at end
 of period                                               508
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $15.001          $15.124(2)
Value at end of period                               $15.729          $15.001
Number of accumulation units outstanding at end
 of period                                             1,189            2,077
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                         $17.305          $14.386(2)
Value at end of period                               $23.453          $17.305
Number of accumulation units outstanding at end
 of period                                             6,554            4,116
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $13.005          $13.828(2)
Value at end of period                               $18.291          $13.005
Number of accumulation units outstanding at end
 of period                                               156              113
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                         $17.590          $15.738(5)
Value at end of period                               $21.552          $17.590
Number of accumulation units outstanding at end
 of period                                             3,062            1,990
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                         $13.948          $11.943(5)
Value at end of period                               $31.003          $13.948
Number of accumulation units outstanding at end
 of period                                             2,357            1,441
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $17.654          $15.102(2)
Value at end of period                               $22.067          $17.654
Number of accumulation units outstanding at end
 of period                                             1,224              564

--------------------------------------------------------------------------------


                                                               1.30% Total Charges                     1.40% Total Charges
                                                 ------------------------------------------   ---------------------------------
                                                   1999          1998             1997          1999          1998
                                                   ----          ----             ----          ----          ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $12.923       $12.225(17)                    $12.889       $12.375(2)
Value at end of period                            $12.961       $12.923                        $12.914       $12.889
Number of accumulation units outstanding at end
 of period                                          4,549         8,960                            169            30
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $17.630       $13.166          $10.962(7)    $17.584       $15.123(2)
Value at end of period                            $25.057       $17.630          $13.166       $24.966       $17.584
Number of accumulation units outstanding at end
 of period                                          4,722           911              637         3,143         2,368
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                      $17.407       $13.679          $11.961(7)    $17.361       $16.231(5)
Value at end of period                            $28.257       $17.407          $13.679       $28.154       $17.361
Number of accumulation units outstanding at end
 of period                                         14,291         6,473            2,018         2,148           649
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                    $12.012          $10.678(7)
Value at end of period                                           $9.340          $12.012
Number of accumulation units outstanding at end
 of period                                                            0                5
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $10.015        $9.965(12)                    $10.008       $10.041(18)
Value at end of period                            $15.668       $10.015                        $15.641       $10.008
Number of accumulation units outstanding at end
 of period                                             31           139                             31           14
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $15.520       $12.406          $12.230(19)   $15.479       $14.631(2)
Value at end of period                            $22.794       $15.520          $12.406       $22.712       $15.479
Number of accumulation units outstanding at end
 of period                                          4,032         1,074              237            95            46
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $12.649        $9.883          $10.007(19)   $12.616       $11.707(2)
Value at end of period                            $18.838       $12.649           $9.883       $18.770       $12.616
Number of accumulation units outstanding at end
 of period                                          7,480         5,462            3,595         1,615           928
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.535        $8.677           $8.848(19)   $10.507        $9.977(2)
Value at end of period                            $12.898       $10.535           $8.677       $12.851       $10.507
Number of accumulation units outstanding at end
 of period                                          6,221         5,146            1,788           406           220
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                      $13.467       $11.456          $11.314(19)   $13.431       $13.542(2)
Value at end of period                            $21.057       $13.467          $11.456       $20.981       $13.431
Number of accumulation units outstanding at end
 of period                                            462           313              200           182           125
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $16.696       $13.256          $12.991(19)   $16.652       $15.190(2)
Value at end of period                            $20.160       $16.696          $13.256       $20.086       $16.652
Number of accumulation units outstanding at end
 of period                                          3,215         2,748            1,649         2,478         1,525


-----------------
 (1) Funds were first received in this option during May 1997.

 (2) Funds were first received in this option during May 1998.
 (3) Funds were first received in this option during June 1997.
 (4) Funds were first received in this option during February 1999.
 (5) Funds were first received in this option during April 1998.
 (6) Funds were first received in this option during May 1999.
 (7) Funds were first received in this option during April 1997.
 (8) Funds were first received in this option during November 1998.
 (9) Funds were first received in this option during July 1999.
(10) Funds were first received in this option during March 1999.
(11) Funds were first received in this option during September 1998.
(12) Funds were first received in this option during December 1998.
(13) Funds were first received in this option during October 1999.
(14) Funds were first received in this option during September 1999.
(15) Funds were first received in this option during November 1999.
(16) Funds were first received in this option during August 1999.
(17) Funds were first received in this option during March 1998.
(18) Funds were first received in this option during July 1998.
(19) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                     TABLE X

      FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                                       1999             1998             1997             1996
                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                          $13.873          $13.502          $11.422(1)
Value at end of period                                $15.628          $13.873          $13.502
Number of accumulation units outstanding at end
 of period                                             12,770           14,280            9,985
AETNA BALANCED VP, INC
Value at beginning of period                          $15.099          $13.107          $11.009(1)
Value at end of period                                $16.898          $15.099          $13.107
Number of accumulation units outstanding at end
 of period                                             10,946            9,091            7,997
AETNA BOND VP
Value at beginning of period                          $11.896          $11.166          $10.442(1)
Value at end of period                                $11.632          $11.896          $11.166
Number of accumulation units outstanding at end
 of period                                              6,253           27,680            2,940
AETNA CROSSROADS VP
Value at beginning of period                          $13.421          $12.864          $11.093(1)
Value at end of period                                $14.572          $13.421          $12.864
Number of accumulation units outstanding at end
 of period                                             15,405           22,768           30,806
AETNA GROWTH VP
Value at beginning of period                          $17.834          $13.027(2)
Value at end of period                                $23.713          $17.834
Number of accumulation units outstanding at end
 of period                                              5,473            3,470
AETNA GROWTH AND INCOME VP
Value at beginning of period                          $16.493          $14.624          $11.429          $10.000(3)
Value at end of period                                $19.078          $16.493          $14.624          $11.429
Number of accumulation units outstanding at end
 of period                                             55,797           47,950           40,309                5
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                          $18.665          $14.397          $11.374(1)
Value at end of period                                $22.855          $18.665          $14.397
Number of accumulation units outstanding at end
 of period                                             22,097           16,814            3,156
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                          $10.872           $9.216(4)
Value at end of period                                $12.403          $10.872
Number of accumulation units outstanding at end
 of period                                                161               45
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $8.800           $7.150(4)
Value at end of period                                 $9.604           $8.800
Number of accumulation units outstanding at end
 of period                                                233               78
AETNA INTERNATIONAL VP
Value at beginning of period                          $10.050(5)
Value at end of period                                $14.532
Number of accumulation units outstanding at end
 of period                                                 36
AETNA LEGACY VP
Value at beginning of period                          $12.913          $12.257          $10.835(6)
Value at end of period                                $13.623          $12.913          $12.257
Number of accumulation units outstanding at end
 of period                                              7,896           14,097           14,983
AETNA MONEY MARKET VP
Value at beginning of period                          $11.055          $10.641          $10.249(1)
Value at end of period                                $11.443          $11.055          $10.641
Number of accumulation units outstanding at end
 of period                                             14,503           13,218           13,868
AETNA SMALL COMPANY VP
Value at beginning of period                          $13.574          $13.629          $13.952(7)
Value at end of period                                $17.497          $13.574          $13.629
Number of accumulation units outstanding at end
 of period                                              3,951            3,581               47

--------------------------------------------------------------------------------


                                                        1999           1998           1997             1996
                                                        ----           ----           ----             ----
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                          $15.960         $13.237        $12.103(8)
Value at end of period                                $18.801         $15.960        $13.237
Number of accumulation units outstanding at end
 of period                                              2,344           2,432            795
AIM V.I. GROWTH FUND
Value at beginning of period                           $9.898(9)
Value at end of period                                $12.048
Number of accumulation units outstanding at end
 of period                                                135
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $9.550(10)
Value at end of period                                $11.695
Number of accumulation units outstanding at end
 of period                                                 22
AIM V.I. VALUE FUND
Value at beginning of period                          $10.442(11)
Value at end of period                                $11.502
Number of accumulation units outstanding at end
 of period                                                 67
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                          $14.749         $12.877        $10.955(1)
Value at end of period                                $16.306         $14.749        $12.877
Number of accumulation units outstanding at end
 of period                                              3,026           1,709          1,007
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                          $14.961         $13.606        $10.905(1)
Value at end of period                                $15.672         $14.961        $13.606
Number of accumulation units outstanding at end
 of period                                             11,235           9,414          9,207
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                          $17.259         $12.560        $10.537(1)
Value at end of period                                $23.368         $17.259        $12.560
Number of accumulation units outstanding at end
 of period                                             30,213          12,956          2,793
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                          $12.971         $11.678        $10.566(1)
Value at end of period                                $18.224         $12.971        $11.678
Number of accumulation units outstanding at end
 of period                                                956             468            107
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                          $17.543         $13.701        $11.436(1)
Value at end of period                                $21.474         $17.543        $13.701
Number of accumulation units outstanding at end
 of period                                             14,452          11,751          8,704
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                          $13.911         $10.518         $9.477          $10.000(3)
Value at end of period                                $30.890         $13.911        $10.518           $9.477
Number of accumulation units outstanding at end
 of period                                             19,942          13,650         12,648                9
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                          $17.607         $13.310        $11.136(1)
Value at end of period                                $21.987         $17.607        $13.310
Number of accumulation units outstanding at end
 of period                                             31,263          20,319          2,801
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                          $12.855         $11.960        $10.955(6)
Value at end of period                                $12.867         $12.855        $11.960
Number of accumulation units outstanding at end
 of period                                                669             248            118
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                          $17.537         $13.123        $11.002(1)
Value at end of period                                $24.875         $17.537        $13.123
Number of accumulation units outstanding at end
 of period                                             10,931           8,842          5,724
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                          $17.315         $13.634        $11.483(1)
Value at end of period                                $28.052         $17.315        $13.634
Number of accumulation units outstanding at end
 of period                                             34,244          23,085         16,828
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                           $9.480         $11.973        $11.712(1)
Value at end of period                                $10.655          $9.480        $11.973
Number of accumulation units outstanding at end
 of period                                                147             318            627

--------------------------------------------------------------------------------


                                                      1999          1998               1997           1996
                                                      ----          ----               ----           ----
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                         $9.878         $9.973(12)
Value at end of period                              $10.006         $9.878
Number of accumulation units outstanding at end
 of period                                               69              3
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                        $15.438        $12.365            $12.192(13)
Value at end of period                              $22.629        $15.438            $12.365
Number of accumulation units outstanding at end
 of period                                            1,541          1,256                 80
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                        $12.582         $9.850             $9.976(13)
Value at end of period                              $18.702        $12.582             $9.850
Number of accumulation units outstanding at end
 of period                                            7,942          5,349              2,413
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                        $10.479         $8.649             $8.821(13)
Value at end of period                              $12.805        $10.479             $8.649
Number of accumulation units outstanding at end
 of period                                            1,992          1,814                442
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                        $13.396        $11.418            $11.279(13)
Value at end of period                              $20.905        $13.396            $11.418
Number of accumulation units outstanding at end
 of period                                            3,469          3,208              2,665
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                        $16.608        $13.212            $12.951(13)
Value at end of period                              $20.013        $16.608            $13.212
Number of accumulation units outstanding at end
 of period                                            7,740          5,824              3,802


-----------------
 (1) Funds were first received in this option during January 1997.
 (2) Funds were first received in this option during January 1998.
 (3) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (4) Funds were first received in this option during August 1998.

 (5) Funds were first received in this option during January 1999.
 (6) Funds were first received in this option during April 1997.
 (7) Funds were first received in this option during September 1997.
 (8) Funds were first received in this option during July 1997.
 (9) Funds were first received in this option during July 1999.
(10) Funds were first received in this option during October 1999.
(11) Funds were first received in this option during November 1999.
(12) Funds were first received in this option during May 1998.
(13) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE XI

     FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                  1999        1998          1997           1996
                                  ----        ----          ----           ----
AETNA ASCENT VP
Value at beginning of period       $15.886     $15.422       $13.025        $10.673
Value at end of period             $17.940     $15.886       $15.422        $13.025
Number of accumulation units
 outstanding at end of period    2,759,063   3,508,677     3,543,367      1,314,997
AETNA BALANCED VP
Value at beginning of period       $21.723     $18.811       $15.551        $13.673
Value at end of period             $24.372     $21.723       $18.811        $15.551
Number of accumulation units
 outstanding at end of period   21,610,375  25,990,902    34,194,804     36,147,028
AETNA BOND VP
Value at beginning of period       $14.137     $13.238       $12.377        $12.098
Value at end of period             $13.859     $14.137       $13.238        $12.377
Number of accumulation units
 outstanding at end of period   11,928,359  15,101,998    18,047,780     20,036,622
AETNA CROSSROADS VP
Value at beginning of period       $15.120     $14.456       $12.450        $10.612
Value at end of period             $16.458     $15.120       $14.456        $12.450
Number of accumulation units
 outstanding at end of period    2,306,431   2,863,812     2,469,082        918,336
AETNA GROWTH VP
Value at beginning of period       $17.912     $13.173       $11.635(4)
Value at end of period             $23.875     $17.912       $13.173
Number of accumulation units
 outstanding at end of period    3,505,798   2,395,680        41,928
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $25.094     $22.194       $17.302        $14.077
Value at end of period             $29.100     $25.094       $22.194        $17.302
Number of accumulation units
 outstanding at end of period  107,941,232 134,233,828   177,627,474    185,328,132
AETNA HIGH YIELD VP
Value at beginning of period        $9.212      $9.969(6)
Value at end of period              $9.739      $9.212
Number of accumulation units
 outstanding at end of period      151,581      91,056
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $18.772     $14.444       $10.924        $10.000(7)
Value at end of period             $23.044     $18.772       $14.444        $10.924
Number of accumulation units
 outstanding at end of period   10,058,181   7,100,483     4,796,644        879,588
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period       $10.891     $10.107(6)
Value at end of period             $12.455     $10.891
Number of accumulation units
 outstanding at end of period      395,150     146,921
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period        $8.815      $9.996(6)
Value at end of period              $9.645      $8.815
Number of accumulation units
 outstanding at end of period      407,203     253,184
AETNA INTERNATIONAL VP
Value at beginning of period        $9.765     $10.182(6)
Value at end of period             $14.594      $9.765
Number of accumulation units
 outstanding at end of period      271,052      97,660

                                   1995           1994        1993         1992         1991       1990
                                   ----           ----        ----         ----         ----       ----
AETNA ASCENT VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.673
Number of accumulation units
 outstanding at end of period       393,053
AETNA BALANCED VP
Value at beginning of period        $10.868        $11.057    $10.189     $12.736(2)    $10.896    $10.437
Value at end of period              $13.673        $10.868    $11.057     $10.189       $12.736    $10.896
Number of accumulation units
 outstanding at end of period    38,152,395     23,139,604 11,368,365      11,508    22,898,099 17,078,985
AETNA BOND VP
Value at beginning of period        $10.360        $10.905    $10.068     $36.789(3)    $31.192    $28.943
Value at end of period              $12.098        $10.360    $10.905     $10.068       $36.789    $31.192
Number of accumulation units
 outstanding at end of period    21,379,976     11,713,354  4,084,142       3,870     7,844,412  6,984,793
AETNA CROSSROADS VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.612
Number of accumulation units
 outstanding at end of period       294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.778        $11.020    $10.454     $97.165(5)    $77.845    $76.311
Value at end of period              $14.077        $10.778    $11.020     $10.454       $97.165    $77.845
Number of accumulation units
 outstanding at end of period   188,964,022    114,733,035 44,166,470      21,250    20,948,226 18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999           1998           1997            1996
                                    ----           ----           ----            ----
AETNA LEGACY VP
Value at beginning of period        $14.248        $13.491         $11.930        $10.580
Value at end of period              $15.070        $14.248         $13.491        $11.930
Number of accumulation units
 outstanding at end of period     1,420,931     11,971,281       1,624,842        513,590
AETNA MONEY MARKET VP
Value at beginning of period        $12.447        $11.951         $11.473        $11.026
Value at end of period              $12.917        $12.447         $11.951        $11.473
Number of accumulation units
 outstanding at end of period    11,010,659     10,102,496      12,191,085     13,898,826
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.873        $10.126(6)
Value at end of period               $8.393         $8.873
Number of accumulation units
 outstanding at end of period       140,481         90,949
AETNA SMALL COMPANY
VP
Value at beginning of period        $13.633        $13.654         $12.299(9)
Value at end of period              $17.617        $13.633         $13.654
Number of accumulation units
 outstanding at end of period     1,598,682      1,696,714         253,548
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $16.030        $13.261         $12.913(10)
Value at end of period              $18.930        $16.030         $13.261
Number of accumulation units
 outstanding at end of period       987,707      1,079,291         100,928
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $10.217(11)
Value at end of period              $13.753
Number of accumulation units
 outstanding at end of period        77,470
AIM V.I. GROWTH FUND
Value at beginning of period         $9.513(11)
Value at end of period              $12.069
Number of accumulation units
 outstanding at end of period       240,556
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $9.627(11)
Value at end of period              $11.716
Number of accumulation units
 outstanding at end of period       470,277
AIM V.I. VALUE FUND
Value at beginning of period         $9.747(11)
Value at end of period              $11.506
Number of accumulation units
 outstanding at end of period       405,286
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $20.485        $17.840         $15.044        $13.527
Value at end of period              $22.705        $20.485         $17.840        $15.044
Number of accumulation units
 outstanding at end of period     1,118,008      1,306,652       1,499,989      1,313,324
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $17.459        $15.837         $12.518        $11.092
Value at end of period              $18.334        $17.459         $15.837        $12.518
Number of accumulation units
 outstanding at end of period     5,366,553      6,281,077       7,111,490      5,007,706
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.155        $13.904         $11.402        $10.066
Value at end of period              $25.999        $19.155         $13.904        $11.402
Number of accumulation units
 outstanding at end of period     9,652,436      7,144,438       6,586,698      5,171,098
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.662        $12.269         $11.137         $9.961
Value at end of period              $19.243        $13.662         $12.269        $11.137
Number of accumulation units
 outstanding at end of period       676,303        651,566         718,565        487,709

                                    1995          1994      1993          1992         1991       1990
                                    ----          ----      ----          ----         ----       ----
AETNA LEGACY VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.580
Number of accumulation units
 outstanding at end of period       143,637
AETNA MONEY MARKET VP
Value at beginning of period        $10.528       $10.241   $10.048      $33.812(8)    $32.138    $30.012
Value at end of period              $11.026       $10.528   $10.241      $10.048       $33.812    $32.138
Number of accumulation units
 outstanding at end of period    12,999,680     7,673,528 2,766,044          825     8,430,082 10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.554       $11.036   $10.278      $10.000(12)
Value at end of period              $13.527       $10.554   $11.036      $10.278
Number of accumulation units
 outstanding at end of period       966,098       521,141   144,168        2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $10.000(2)
Value at end of period              $11.092
Number of accumulation units
 outstanding at end of period     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $10.066
Number of accumulation units
 outstanding at end of period     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period               $9.961
Number of accumulation units
 outstanding at end of period       196,090

--------------------------------------------------------------------------------


                                  1999        1998             1997            1996
                                  ----        ----             ----            ----
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period      $19.601     $15.270          $12.455         $10.397
Value at end of period            $24.053     $19.601          $15.270         $12.455
Number of accumulation units
 outstanding at end of period   9,498,614   9,575,608       11,399,666       6,812,870
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period      $20.951     $15.801          $14.202         $13.322
Value at end of period            $46.640     $20.951          $15.801         $14.202
Number of accumulation units
 outstanding at end of period  12,224,096   7,536,062        9,271,525       8,835,470
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period      $19.908     $15.012          $12.449         $10.850
Value at end of period            $24.922     $19.908          $15.012         $12.449
Number of accumulation units
 outstanding at end of period   5,686,066   3,192,160        1,911,789         996,510
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period      $15.487     $14.373          $13.022         $12.077
Value at end of period            $15.540     $15.487          $14.373         $13.022
Number of accumulation units
 outstanding at end of period   1,078,342   1,213,451          934,053         619,287
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period      $20.651     $15.414          $12.716         $10.870
Value at end of period            $29.366     $20.651          $15.414         $12.716
Number of accumulation units
 outstanding at end of period   5,434,098   2,995,268        3,100,436       2,018,527
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period      $21.288     $16.720          $13.860         $10.877
Value at end of period            $34.574     $21.288          $16.720         $13.860
Number of accumulation units
 outstanding at end of period  15,478,181  14,519,620       17,194,687       8,715,825
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period      $12.336     $15.541          $14.686         $11.720
Value at end of period            $13.900     $12.336          $15.541         $14.686
Number of accumulation units
 outstanding at end of period     489,113     755,984        1,786,409         966,482
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period      $10.018     $10.079(6)
Value at end of period            $15.681     $10.018
Number of accumulation units
 outstanding at end of period     184,292      39,441
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period       $9.895     $10.015(6)
Value at end of period            $10.048      $9.895
Number of accumulation units
 outstanding at end of period      90,616      71,074
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period      $24.145     $19.291          $19.016(14)
Value at end of period            $35.480     $24.145          $19.291
Number of accumulation units
 outstanding at end of period   2,035,825   2,186,996        2,879,845
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period      $19.114     $14.927          $15.114(14)
Value at end of period            $28.481     $19.114          $14.927
Number of accumulation units
 outstanding at end of period   9,740,294  11,377,408       16,549,322
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period      $16.758     $13.795          $14.067(14)
Value at end of period            $20.527     $16.758          $13.795
Number of accumulation units
 outstanding at end of period   7,196,329   8,758,123       11,539,850

                                   1995              1994          1993         1992         1991   1990
                                   ----              ----          ----         ----         ----   ----
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.397
Number of accumulation units
 outstanding at end of period    2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $10.581          $10.000(13)
Value at end of period             $13.322          $10.581
Number of accumulation units
 outstanding at end of period    4,887,060          753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.850
Number of accumulation units
 outstanding at end of period       93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $9.873          $10.000(13)
Value at end of period             $12.077           $9.873
Number of accumulation units
 outstanding at end of period      315,361           28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.870
Number of accumulation units
 outstanding at end of period      259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.877
Number of accumulation units
 outstanding at end of period    1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $10.154          $10.877        $9.832      $10.000(12)
Value at end of period             $11.720          $10.154       $10.877       $9.832
Number of accumulation units
 outstanding at end of period      711,892          703,676       135,614          561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                 1999      1998         1997         1996   1995   1994   1993   1992   1991   1990
                                 ----      ----         ----         ----   ----   ----   ----   ----   ----   ----
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $19.978   $16.986      $16.776(14)
Value at end of period           $31.255   $19.978      $16.986
Number of accumulation units
 outstanding at end of period  3,509,645 4,030,904    6,242,299
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $18.146   $14.400      $14.112(14)
Value at end of period           $21.922   $18.146      $14.400
Number of accumulation units
 outstanding at end of period  5,814,568 6,541,819    8,296,964


-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995 when the fund became available under the contract.

 (2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (4) Funds were first received in this option during June 1997.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (6) Funds were first received in this option during May 1998.
 (7) The initial accumulation unit value was established at $10.000 during August 1996, when the portfolio became available under the contract.
 (8) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account value were not changed as a result of the conversion.
 (9) Funds were first received in this option during July 1997.
(10) Funds were first received in this option during August 1997.
(11) Funds were first received in this option during May 1999.

(12) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(13) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(14) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE XII

                     FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                     SAN BERNARDINO COUNTY AND MACOMB COUNTY
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                    1999          1998               1997         1996
                                  -------        -------          --------      --------
AETNA ASCENT VP
Value at beginning of period      $15.886        $15.422          $13.291(1)
Value at end of period            $17.940        $15.886          $15.422
Number of accumulation units
 outstanding at end of period      33,852         21,430             380
AETNA BALANCED VP, INC
Value at beginning of period      $28.524        $24.700          $20.419       $17.954
Value at end of period            $32.002        $28.524          $24.700       $20.419
Number of accumulation units
 outstanding at end of period   2,155,445      2,294,877        2,160,305     2,716,641
AETNA BOND VP
Value at beginning of period      $54.819        $51.330          $47.992       $46.913
Value at end of period            $53.738        $54.819          $51.330       $47.992
Number of accumulation units
 outstanding at end of period     867,416        994,987          959,336       835,724
AETNA CROSSROADS VP
Value at beginning of period      $15.120        $14.456          $12.577(1)
Value at end of period            $16.458        $15.120         $14.456
Number of accumulation units
 outstanding at end of period      30,738         31,468             873
AETNA GROWTH VP
Value at beginning of period      $13.597        $11.392(2)
Value at end of period            $18.124        $13.597
Number of accumulation units
 outstanding at end of period         781            17
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $245.765       $217.359         $169.448      $137.869
Value at end of period           $284.994       $245.765         $217.359      $169.448
Number of accumulation units
 outstanding at end of period   1,555,542      1,747,097        1,826,355     2,071,139
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period      $18.772        $14.444          $14.493(3)
Value at end of period            $23.044        $18.772          $14.444
Number of accumulation units
 outstanding at end of period   2,748,955      1,302,825           17,771
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period      $11.338         $9.928(4)
Value at end of period            $12.967        $11.338
Number of accumulation units
 outstanding at end of period      73,984         35,201
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $ 9.157        $10.193(4)
Value at end of period            $10.019         $9.157
Number of accumulation units
 outstanding at end of period     118,433         81,388
AETNA LEGACY VP
Value at beginning of period      $14.248        $13.491          $12.296(5)
Value at end of period            $15.070        $14.248          $13.491
Number of accumulation units
 outstanding at end of period      46,462         95,526            2,279
AETNA MONEY MARKET VP
Value at beginning of period      $42.883        $41.174          $39.528       $37.988
Value at end of period            $44.501        $42.883          $41.174       $39.528
Number of accumulation units
 outstanding at end of period     845,679        564,537          455,502       597,656

                                     1995         1994            1993          1992           1991         1990
                                   --------    ----------      ----------    ----------     ----------   ----------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period         $14.270      $14.519        $13.379        $12.736        $10.896      $10.437
Value at end of period               $17.954      $14.270        $14.519        $13.379        $12.736      $10.896
Number of accumulation units
 outstanding at end of period      9,193,181   21,990,186     30,784,750     34,802,433     22,898,099   17,078,985
AETNA BOND VP
Value at beginning of period         $40.173      $42.283        $39.038        $36.789        $31.192      $28.943
Value at end of period               $46.913      $40.173        $42.283        $39.038        $36.789      $31.192
Number of accumulation units
 outstanding at end of period      2,377,622    5,108,720      8,210,666      8,507,292      7,844,412    6,984,793
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $105.558     $107.925       $102.383       $ 97.165       $ 77.845      $76.311
Value at end of period              $137.869     $105.558       $107.925       $102.383       $ 97.165      $77.845
Number of accumulation units
 outstanding at end of period      6,364,000   13,966,072     21,148,863     24,201,565     20,948,226   18,362,906
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period       $36.271        $35.282        $34.619        $33.812        $32.138      $30.012
Value at end of period             $37.988        $36.271        $35.282        $34.619        $33.812      $32.138
Number of accumulation units
 outstanding at end of period    1,836,260      3,679,802      5,086,515      7,534,662      8,430,082   10,220,110

--------------------------------------------------------------------------------


                                     1999           1998             1997         1996
                                  ---------       --------        --------      ---------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $12.088       $11.472(4)
Value at end of period              $14.274       $12.088
Number of accumulation units
 outstanding at end of period        74,768        33,957
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $27.186       $23.675          $19.965         $17.951
Value at end of period              $30.131       $27.186          $23.675         $19.965
Number of accumulation units
 outstanding at end of period       880,319       917,567          929,282         898,279
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $18.285       $16.587          $13.110         $11.617
Value at end of period              $19.201       $18.285          $16.587         $13.110
Number of accumulation units
 outstanding at end of period     2,271,494     2,533,673        2,139,178       1,454,755
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.406       $14.087          $11.843(7)
Value at end of period              $26.340       $19.406          $14.087
Number of accumulation units
 outstanding at end of period            78            72               29
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period         $9.023
Value at end of period               $9.638
Number of accumulation units
 outstanding at end of period       194,440
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period                                       $11.400         $10.197
Value at end of period                                             $12.560         $11.400
Number of accumulation units
 outstanding at end of period                                            0           1,302
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period        $16.719
Value at end of period              $18.343
Number of accumulation units
 outstanding at end of period     1,511,789
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period        $22.177       $17.276          $14.092         $11.763
Value at end of period              $27.214       $22.177          $17.276         $14.092
Number of accumulation units
 outstanding at end of period     3,780,287     3,333,320        2,706,862       1,522,169
FIDELITY VIP II INDEX 500
PORTFOLIO
Value at beginning of period        $23.650
Value at end of period              $28.147
Number of accumulation units
 outstanding at end of period     4,354,723
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $24.098       $18.174          $16.334         $15.323
Value at end of period              $53.644       $24.098          $18.174         $16.334
Number of accumulation units
 outstanding at end of period     3,274,450     2,142,130        1,939,607       1,893,718
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $19.914       $15.016          $12.453         $10.853
Value at end of period              $24.929       $19.914          $15.016         $12.453
Number of accumulation units
 outstanding at end of period           476         3,698            7,873             231
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $15.548       $14.430          $13.074         $12.124
Value at end of period              $15.601       $15.548          $14.430         $13.074
Number of accumulation units
 outstanding at end of period         6,629         8,967            5,211           3,761
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period        $22.529       $16.816          $13.872         $11.859
Value at end of period              $32.036       $22.529          $16.816         $13.872
Number of accumulation units
 outstanding at end of period     2,721,885     1,354,047        1,109,942         663,945

                                       1995            1994         1993       1992       1991       1990
                                     --------        -------      --------   -------    -------    --------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $13.990          $14.640      $13.726    $12.913    $11.233    $10.568
Value at end of period              $17.951          $13.990      $14.640    $13.726    $12.913    $11.233
Number of accumulation units
 outstanding at end of period       856,361          743,464      705,415    503,006    355,851    148,576
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $10.000(6)
Value at end of period              $11.617
Number of accumulation units
 outstanding at end of period       628,582
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $10.000(8)
Value at end of period              $10.197
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period         $10.000(6)
Value at end of period               $11.763
Number of accumulation units
 outstanding at end of period        525,476
FIDELITY VIP II INDEX 500
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $12.169         $10.000(9)
Value at end of period               $15.323         $12.169
Number of accumulation units
 outstanding at end of period      1,280,953         393,553
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(8)
Value at end of period               $10.853
Number of accumulation units
 outstanding at end of period            161
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.911         $10.000(10)
Value at end of period               $12.124          $9.911
Number of accumulation units
 outstanding at end of period          3,345           1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(8)
Value at end of period               $11.859
Number of accumulation units
 outstanding at end of period        109,717

--------------------------------------------------------------------------------

                                      1999          1998                 1997              1996
                                   ---------      -------             ---------          ---------
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $23.797      $18.690               $15.493            $12.158
Value at end of period               $38.648      $23.797               $18.690            $15.493
Number of accumulation units
 outstanding at end of period      5,548,674      4,687,167           3,873,511          2,090,908
LEXINGTON EMERGING
MARKETS FUND
Value at beginning of period         $ 5.470
Value at end of period               $12.315
Number of accumulation units
 outstanding at end of period        940,817
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $11.433        $14.403             $13.611            $10.862
Value at end of period               $12.882        $11.433             $14.403            $13.611
Number of accumulation units
 outstanding at end of period        437,491        534,962             650,486            587,248
MFS TOTAL RETURN
SERIES
Value at beginning of period         $10.531
Value at end of period               $10.720
Number of accumulation units
 outstanding at end of period         63,822
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $10.303        $10.077(11)
Value at end of period               $16.126        $10.303
Number of accumulation units
 outstanding at end of period         59,571         20,548
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.935        $10.055(4)
Value at end of period               $10.089         $9.935
Number of accumulation units
 outstanding at end of period        173,219        100,555
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period         $29.339        $23.440             $23.106(12)
Value at end of period               $43.112        $29.339             $23.440
Number of accumulation units
 outstanding at end of period      2,448,587      2,244,308           2,018,219
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period         $19.268        $15.046             $15.236(12)
Value at end of period               $28.710        $19.268             $15.046
Number of accumulation units
 outstanding at end of period      3,024,975      3,101,880           2,707,904
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period         $14.528        $11.960             $12.195(12)
Value at end of period               $17.796        $14.528             $11.960
Number of accumulation units
 outstanding at end of period        194,296      1,379,653             232,418
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period         $20.829        $17.709             $17.490(12)
Value at end of period               $32.585        $20.829             $17.709
Number of accumulation units
 outstanding at end of period      2,807,485      2,962,631           3,237,710
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period         $20.929        $16.608             $16.276(12)
Value at end of period               $25.283        $20.929             $16.608
Number of accumulation units
 outstanding at end of period      1,549,310      1,564,888           1,317,058

                                     1995         1994       1993        1992        1991     1990
                                   ---------    --------   --------   ---------   --------- --------
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $10.000(8)
Value at end of period             $12.158
Number of accumulation units
 outstanding at end of period      314,653
LEXINGTON EMERGING
MARKETS FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period        $9.412      $10.071     $9.193      $9.018      $9.608    $11.441
Value at end of period             $10.862       $9.412    $10.071      $9.193      $9.018     $9.608
Number of accumulation units
 outstanding at end of period      530,562      533,016    341,771     198,338     144,139     75,052
MFS TOTAL RETURN
SERIES
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------
 (1) Funds were first received in this option during February 1997.
 (2) Funds were first received in this option during September 1998.
 (3) Funds were first received in this option during December 1997.

 (4) Funds were first received in this option during May 1998.

 (5) Funds were first received in this option during February 1997.
 (6) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
 (7) Funds were first received in this option during January 1997.
 (8) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
 (9) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
(10) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.
(11) Funds were first received in this option during June 1998.
(12) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                  TABLE XIII
    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                 1999           1998              1997
                                                               -------       ---------          -------
AETNA ASCENT VP
Value at beginning of period                                   $15.818        $15.394           $13.020(1)
Value at end of period                                         $17.818        $15.818           $15.394
Number of accumulation units outstanding at end of period       40,362         38,620            29,840
AETNA BALANCED VP
Value at beginning of period                                   $21.629        $18.776           $15.674(1)
Value at end of period                                         $24.206        $21.629           $18.776
Number of accumulation units outstanding at end of period      352,495        385,862           478,117
AETNA BOND  VP
Value at beginning of period                                   $14.076        $13.213           $12.302(1)
Value at end of period                                         $13.764        $14.076           $13.213
Number of accumulation units outstanding at end of period      186,303        199,388           215,650
AETNA CROSSROADS VP
Value at beginning of period                                   $15.055        $14.430           $12.449(1)
Value at end of period                                         $16.346        $15.055           $14.430
Number of accumulation units outstanding at end of period       32,067         32,997            26,483
AETNA GROWTH VP(10)
Value at beginning of period                                   $17.834        $13.149           $12.739(2)
Value at end of period                                         $23.713        $17.834           $13.149
Number of accumulation units outstanding at end of period       63,831         36,839             3,326
AETNA GROWTH AND INCOME VP
Value at beginning of period                                   $24.986        $22.153           $17.861(1)
Value at end of period                                         $28.902        $24.986           $22.153
Number of accumulation units outstanding at end of period    1,449,638      1,587,351         1,699,982
AETNA HIGH YIELD VP
Value at beginning of period                                    $9.196         $9.616(3)
Value at end of period                                          $9.698         $9.196
Number of accumulation units outstanding at end of period          707             65
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                   $18.691         $14.418          $11.345(1)
Value at end of period                                         $22.887         $18.691          $14.418
Number of accumulation units outstanding at end of period      118,788          68,841           27,945
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                   $10.872         $9.946(4)
Value at end of period                                         $12.403        $10.872
Number of accumulation units outstanding at end of period        3,733            203
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                    $8.800         $9.775(5)
Value at end of period                                          $9.604         $8.800
Number of accumulation units outstanding at end of period        1,705            598
AETNA INTERNATIONAL VP
Value at beginning of period                                    $9.748         $9.737(6)
Value at end of period                                         $14.532         $9.748
Number of accumulation units outstanding at end of period        4,118          1,095
AETNA LEGACY VP
Value at beginning of period                                   $14.187        $13.467           $11.873(1)
Value at end of period                                         $14.967        $14.187           $13.467
Number of accumulation units outstanding at end of period       23,515         32,088            14,817
AETNA MONEY MARKET VP
Value at beginning of period                                   $12.393        $11.929           $11.592(1)
Value at end of period                                         $12.829        $12.393           $11.929
Number of accumulation units outstanding at end of period      136,761        123,429           176,703
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                    $8.857         $8.524(7)
Value at end of period                                          $8.358         $8.857
Number of accumulation units outstanding at end of period        1,197          1,342
AETNA SMALL COMPANY VP
Value at beginning of period                                   $13.574         $13.629          $13.629(2)
Value at end of period                                         $17.497         $13.574          $13.629
Number of accumulation units outstanding at end of period       18,033          21,070               82

--------------------------------------------------------------------------------


                                                                   1999                1998               1997
                                                                 ---------           -------            --------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $15.960            $13.237            $13.237(2)
Value at end of period                                            $18.801            $15.960            $13.237
Number of accumulation units outstanding at end of period          12,803             15,870                 84
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                      $10.165(8)
Value at end of period                                            $13.729
Number of accumulation units outstanding at end of period           2,372
AIM V.I. GROWTH FUND
Value at beginning of period                                      $10.209(10)
Value at end of period                                            $12.048
Number of accumulation units outstanding at end of period           2,771
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                      $9.684(9)
Value at end of period                                            $11.695
Number of accumulation units outstanding at end of period           5,151
AIM V.I. VALUE FUND
Value at beginning of period                                      $9.842(9)
Value at end of period                                            $11.486
Number of accumulation units outstanding at end of period           2,077
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                      $20.397            $17.808            $14.934(1)
Value at end of period                                            $22.550            $20.397            $17.808
Number of accumulation units outstanding at end of period          27,661             24,487             20,521
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $17.384            $15.808            $12.711(1)
Value at end of period                                            $18.209            $17.384            $15.808
Number of accumulation units outstanding at end of period         145,786            222,658            117,588
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $19.072            $13.879            $11.373(1)
Value at end of period                                            $25.822            $19.072            $13.879
Number of accumulation units outstanding at end of period         200,009            228,969             104,982
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                      $13.603            $12.247            $11.253(1)
Value at end of period                                            $19.112            $13.603            $12.247
Number of accumulation units outstanding at end of period          12,105             11,523              8,098
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                      $19.516            $15.242            $12.388(1)
Value at end of period                                            $23.889            $19.516            $15.242
Number of accumulation units outstanding at end of period         170,565            157,444            146,381
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $20.861            $15.773            $12.594(1)
Value at end of period                                            $46.323            $20.861            $15.773
Number of accumulation units outstanding at end of period         175,442            100,075             85,304
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $19.822            $14.984            $12.760(1)
Value at end of period                                            $24.752            $19.822            $14.984
Number of accumulation units outstanding at end of period          84,774             53,980             19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $15.420            $14.347            $13.025(1)
Value at end of period                                            $15.434            $15.420            $14.347
Number of accumulation units outstanding at end of period          13,514             14,524              8,189
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $20.562            $15.386            $12.975(1)
Value at end of period                                            $29.166            $20.562            $15.386
Number of accumulation units outstanding at end of period          96,294             56,525             53,182
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $21.196            $16.689            $14.439(1)
Value at end of period                                            $34.339            $21.196            $16.689
Number of accumulation units outstanding at end of period         215,248            182,951            168,191
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $12.283            $15.512            $13.756(1)
Value at end of period                                            $13.805            $12.283            $15.512
Number of accumulation units outstanding at end of period          10,231             14,342             26,426
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                      $10.001             $9.728(6)
Value at end of period                                            $15.615            $10.001
Number of accumulation units outstanding at end of period           7,932                152
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                      $9.878              $9.666(11)
Value at end of period                                            $10.006             $9.878
Number of accumulation units outstanding at end of period             234                 11
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                      $24.041             $19.256            $18.985(12)
Value at end of period                                            $35.239             $24.041            $19.256
Number of accumulation units outstanding at end of period          34,760              28,002             25,830

--------------------------------------------------------------------------------


                                                                 1999       1998            1997
                                                              --------    --------        ---------
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $19.032     $14.899        $15.090(12)
Value at end of period                                         $28.288     $19.032        $14.899
Number of accumulation units outstanding at end of period      133,579     135,641        131,565
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $16.685     $13.770        $14.044(12)
Value at end of period                                         $20.388     $16.685        $13.770
Number of accumulation units outstanding at end of period      139,056     146,728        149,523
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $19.892     $16.955        $16.749(12)
Value at end of period                                         $31.043     $19.892        $16.955
Number of accumulation units outstanding at end of period       52,692      45,320         48,385
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $18.068     $14.374        $14.090(12)
Value at end of period                                         $21.773     $18.068        $14.374
Number of accumulation units outstanding at end of period       93,176      91,620         79,799



-----------------

 (1) Funds were first received in this option during April 1997.
 (2) Funds were first received in this option during December 1997.
 (3) Funds were first received in this option during August 1998.
 (4) Funds were first received in this option during July 1998.
 (5) Funds were first received in this option during May 1998.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during September 1998.

 (8) Funds were first received in this option during August 1999.
 (9) Funds were first received in this option during June 1999.
(10) Funds were first received in this option during July 1999.
(11) Funds were first received in this option during November 1998.
(12) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XIV

       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                                                   1999           1998             1997
                                                                 -------       ---------          --------
AETNA ASCENT VP
Value at beginning of period                                     $15.974         $15.453          $13.971(1)
Value at end of period                                           $18.102         $15.974          $15.453
Number of accumulation units outstanding at end of period          7,679           9,888           10,257
AETNA BALANCED VP
Value at beginning of period                                     $21.808         $18.837          $16.739(1)
Value at end of period                                           $24.529         $21.808          $18.837
Number of accumulation units outstanding at end of period        343,842         429,954          454,232
AETNA BOND VP
Value at beginning of period                                     $14.171         $13.249          $12.629(1)
Value at end of period                                           $13.912         $14.171          $13.249
Number of accumulation units outstanding at end of period        347,131         421,225          453,723
AETNA CROSSROADS VP
Value at beginning of period                                     $15.204         $14.485          $13.199(1)
Value at end of period                                           $16.607         $15.204          $14.485
Number of accumulation units outstanding at end of period         47,768          50,297           50,297
AETNA GROWTH VP
Value at beginning of period                                     $17.912         $13.173          $12.615(2)
Value at end of period                                           $23.875         $17.912          $13.173
Number of accumulation units outstanding at end of period         48,373          25,257            1,565
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $25.193         $22.226          $19.673(1)
Value at end of period                                           $29.287         $25.193          $22.226
Number of accumulation units outstanding at end of period      4,958,303       5,670,691        6,093,102
AETNA HIGH YIELD VP
Value at beginning of period                                      $9.212          $9.135(3)
Value at end of period                                            $9.739          $9.212
Number of accumulation units outstanding at end of period          2,025           2,225
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                     $18.802          $14.452          $12.748(1)
Value at end of period                                           $23.103          $18.802          $14.452
Number of accumulation units outstanding at end of period         80,552           48,459           13,748
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                      $8.815          $6.682(4)
Value at end of period                                            $9.645          $8.815
Number of accumulation units outstanding at end of period            722             748
AETNA LEGACY VP
Value at beginning of period                                     $14.327         $13.518          $12.496(1)
Value at end of period                                           $15.206         $14.327          $13.518
Number of accumulation units outstanding at end of period         22,033          10,684           16,060
AETNA MONEY MARKET VP
Value at beginning of period                                     $12.447         $11.951          $11.674(1)
Value at end of period                                           $12.917         $12.447          $11.951
Number of accumulation units outstanding at end of period        515,621         553,915          591,901
AETNA SMALL COMPANY VP
Value at beginning of period                                     $13.633         $13.654          $13.092(2)
Value at end of period                                           $17.617         $13.633          $13.654
Number of accumulation units outstanding at end of period          7,350           4,297            1,779
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                     $16.030         $12.899(5)
Value at end of period                                           $18.930         $16.030
Number of accumulation units outstanding at end of period         10,011           5,261
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                     $10.649(6)
Value at end of period                                           $13.759
Number of accumulation units outstanding at end of period          2,465
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                      $9.763(7)
Value at end of period                                           $11.721
Number of accumulation units outstanding at end of period          4,408
AIM V.I. VALUE FUND
Value at beginning of period                                      $9.778(8)
Value at end of period                                           $11.511
Number of accumulation units outstanding at end of period         27,063

                                                                1999           1998              1997
                                                              --------        -------          --------
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                   $20.485        $17.840          $16.178(1)
Value at end of period                                         $22.705        $20.485          $17.840
Number of accumulation units outstanding at end of period        1,312          3,612            3,576
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                   $17.459        $15.837          $14.065(1)
Value at end of period                                         $18.334        $17.459          $15.837
Number of accumulation units outstanding at end of period       31,846         44,812           49,884
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                   $19.155        $13.904          $12.498(1)
Value at end of period                                         $25.999        $19.155          $13.904
Number of accumulation units outstanding at end of period       60,970         41,575           31,477
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                   $13.662        $12.269          $12.518(1)
Value at end of period                                         $19.243        $13.662          $12.269
Number of accumulation units outstanding at end of period        1,456          1,816            1,206
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                   $19.601        $15.270          $13.443(1)
Value at end of period                                         $24.053        $19.601          $15.270
Number of accumulation units outstanding at end of period       35,985         31,455           29,365
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                   $20.951        $15.801          $14.156(1)
Value at end of period                                         $46.640        $20.951          $15.801
Number of accumulation units outstanding at end of period       63,769         32,182           26,177
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                   $19.908        $15.012          $13.573(1)
Value at end of period                                         $24.922        $19.908          $15.012
Number of accumulation units outstanding at end of period       43,805         23,035            8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                   $15.487        $14.373          $13.448(1)
Value at end of period                                         $15.540        $15.487          $14.373
Number of accumulation units outstanding at end of period        6,227          9,337              323
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                   $20.651        $15.414          $13.985(1)
Value at end of period                                         $29.366        $20.651          $15.414
Number of accumulation units outstanding at end of period       28,974          7,088            6,389
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $21.288        $16.720          $15.828(1)
Value at end of period                                         $34.574        $21.288          $16.720
Number of accumulation units outstanding at end of period       84,796         67,482           63,534
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                   $12.336        $15.541          $15.221(1)
Value at end of period                                         $13.900        $12.336          $15.541
Number of accumulation units outstanding at end of period          900            745            8,053
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                   $10.018         $8.115(4)
Value at end of period                                         $15.681        $10.018
Number of accumulation units outstanding at end of period        6,425          2,465
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                   $24.145        $19.291          $19.016(9)
Value at end of period                                         $35.480        $24.145          $19.291
Number of accumulation units outstanding at end of period        8,425          5,460            7,188
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $19.114        $14.927          $15.114(9)
Value at end of period                                         $28.481        $19.114          $14.927
Number of accumulation units outstanding at end of period       14,236         40,140           56,819
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $16.758        $13.795          $14.067(9)
Value at end of period                                         $20.527        $16.758          $13.795
Number of accumulation units outstanding at end of period       64,138         56,680           55,233
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $19.978        $16.986          $16.776(9)
Value at end of period                                         $31.255        $19.978          $16.986
Number of accumulation units outstanding at end of period        6,428          3,855            6,970
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $18.146        $14.400          $14.112(9)
Value at end of period                                         $21.922        $18.146          $14.400
Number of accumulation units outstanding at end of period       24,825         29,384           24,650

-----------------
(1) Funds were first received in this option during June 1997.
(2) Funds were first received in this option during December 1997.
(3) Funds were first received in this option during December 1998.
(4) Funds were first received in this option during October 1998.
(5) Funds were first received in this option during January 1998.
(6) Funds were first received in this option during July 1999.
(7) Funds were first received in this option during September 1999.
(8) Funds were first received in this option during May 1999.
(9) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XV
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                    OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until January 15, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.

                                   1999       1998           1997           1996
                                 -------    -------        --------       --------
AETNA ASCENT VP
Value at beginning of period     $16.028    $15.514        $13.063        $10.673
Value at end of period           $18.172    $16.028        $15.514        $13.063
Number of accumulation units
 outstanding at end of period     68,230     80,754         65,940         22,888
AETNA BALANCED VP, INC
Value at beginning of period     $21.917    $18.922        $15.596        $13.673
Value at end of period           $24.687    $21.917        $18.922        $15.596
Number of accumulation units
 outstanding at end of period    725,533    768,510        776,268        768,178
AETNA BOND VP
Value at beginning of period     $14.264    $13.316        $12.413        $12.098
Value at end of period           $14.037    $14.264        $13.316        $12.413
Number of accumulation units
 outstanding at end of period    345,815    389,466        328,774        354,731
AETNA CROSSROADS VP
Value at beginning of period     $15.255    $14.541        $12.486        $10.612
Value at end of period           $16.670    $15.255        $14.541        $12.486
Number of accumulation units
 outstanding at end of period     69,848     78,788         71,276         35,151
AETNA GROWTH VP
Value at beginning of period     $18.005    $13.202        $12.787(4)
Value at end of period           $24.094    $18.005        $13.202
Number of accumulation units
 outstanding at end of period    172,922    115,677          6,619
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $25.319    $22.325        $17.352        $14.077
Value at end of period           $29.475    $25.319        $22.325        $17.352
Number of accumulation units
 outstanding at end of period  4,530,330  5,019,611      5,232,193      4,796,196
AETNA HIGH YIELD VP
Value at beginning of period      $9.2 31    $9.216(6)
Value at end of period            $9.79 8    $9.231
Number of accumulation units
 outstanding at end of period      6,160      1,842
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period     $18.902    $14.500        $10.934        $10.000(7)
Value at end of period           $23.294    $18.902        $14.500        $10.934
Number of accumulation units
 outstanding at end of period    580,525    386,036        159,318         27,436
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $10.913     $7.633(8)
Value at end of period           $12.530    $10.913
Number of accumulation units
 outstanding at end of period     32,617      5,166
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $8.834     $6.425(8)
Value at end of period            $9.703     $8.834
Number of accumulation units
 outstanding at end of period     14,120      6,054
AETNA INTERNATIONAL VP
Value at beginning of period      $9.785     $8.779(8)
Value at end of period           $14.682      9.785
Number of accumulation units
 outstanding at end of period      5,886        583

                                     1995          1994        1993           1992        1991         1990
                                -----------     ----------  -----------    ---------   ----------   ----------
AETNA ASCENT VP
Value at beginning of period       $10.000(1)
Value at end of period             $10.673
Number of accumulation units
 outstanding at end of period      393,053
AETNA BALANCED VP, INC
Value at beginning of period       $10.868         $11.057     $10.189     $12.736(2)     $10.896      $10.437
Value at end of period             $13.673         $10.868     $11.057     $10.189        $12.736      $10.896
Number of accumulation units
 outstanding at end of period   38,152,395      23,139,604  11,368,365      11,508     22,898,099   17,078,985
AETNA BOND VP
Value at beginning of period       $10.360         $10.905     $10.068     $36.789(3)     $31.192      $28.943
Value at end of period             $12.098         $10.360     $10.905     $10.068        $36.789      $31.192
Number of accumulation units
 outstanding at end of period   21,379,976      11,713,354   4,084,142       3,870      7,844,412    6,984,793
AETNA CROSSROADS VP
Value at beginning of period       $10.000(1)
Value at end of period             $10.612
Number of accumulation units
 outstanding at end of period      294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.778        $11.020     $10.454     $97.165(5)     $77.845      $76.311
Value at end of period              $14.077        $10.778     $11.020     $10.454        $97.165      $77.845
Number of accumulation units
 outstanding at end of period   188,964,022    114,733,035  44,166,470      21,250     20,948,226   18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                  1999         1998             1997          1996         1995
                                --------      -------         --------      --------    -----------
AETNA LEGACY VP
Value at beginning of period     $14.375      $13.571         $11.965       $10.580      $10.000(1)
Value at end of period           $15.264      $14.375         $13.571       $11.965      $10.580
Number of accumulation units
 outstanding at end of period     53,313       63,385          38,899        13,861      143,637
AETNA MONEY MARKET VP
Value at beginning of period     $12.558      $12.022         $11.506       $11.026      $10.528
Value at end of period           $13.083      $12.558         $12.022       $11.506      $11.026
Number of accumulation units
 outstanding at end of period    345,617      230,562         262,519       228,698   12,999,680
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period      $8.89 1     $8.634(8)
Value at end of period            $8.444      $8.891
Number of accumulation units
 outstanding at end of period     13,312         673
AETNA SMALL COMPANY
VP
Value at beginning of period     $13.704      $13.684         $13.119(4)
Value at end of period           $17.778      $13.704         $13.684
Number of accumulation units
 outstanding at end of period     58,528       61,244           1,098
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period     $16.113      $13.290         $13.037(10)
Value at end of period           $19.103      $16.113         $13.290
Number of accumulation units
 outstanding at end of period     52,283       54,627           3,417
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $20.668      $17.946          $15.088       $13.527        $10.554
Value at end of period           $22.998      $20.668          $17.946       $15.088        $13.527
Number of accumulation units
 outstanding at end of period     68,703       71,154           66,428        57,557        966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $17.615      $15.931          $12.554       $11.092        $10.000(1)
Value at end of period           $18.570      $17.615          $15.931       $12.554        $11.092
Number of accumulation units
 outstanding at end of period    222,000      239,214          196,921        116,432     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $19.326      $13.987          $11.435       $10.066        $10.000(1)
Value at end of period           $26.334      $19.326          $13.987       $11.435        $10.066
Number of accumulation units
 outstanding at end of period    476,086      292,985          181,487       112,748      1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $13.784      $12.342         $11.169         $9.961        $10.000(1)
Value at end of period           $19.492      $13.784         $12.342        $11.169         $9.961
Number of accumulation units
 outstanding at end of period     24,274       26,108          22,047         10,848        196,090
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period     $19.776      $15.360         $12.491        $10.397        $10.000(1)
Value at end of period           $24.363      $19.776         $15.360        $12.491        $10.397
Number of accumulation units
 outstanding at end of period    222,596      209,707         171,832         92,021      2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $21.139      $15.895         $14.243        $13.322        $10.581
Value at end of period           $47.242      $21.139         $15.895        $14.243        $13.322
Number of accumulation units
 outstanding at end of period     582,335     283,821         253,316        226,504      4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $20.086      $15.100         $12.485        $10.850        $10.000(1)
Value at end of period           $25.243      $20.086         $15.100        $12.485        $10.850
Number of accumulation units
 outstanding at end of period    248,076      105,755          45,503         29,442         93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $15.626      $14.458         $13.060        $12.077         $9.873
Value at end of period           $15.741      $15.626         $14.458        $13.060        $12.077
Number of accumulation units
 outstanding at end of period     53,088       57,101          13,925          6,607        315,361

                                       1994             1993            1992         1991          1990
                                    ---------        ----------       --------      -------      ---------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048       $33.812(9)     $32.138       $30.012
Value at end of period                $10.528           $10.241       $10.048        $33.812       $32.138
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044           825      8,430,082     10,220,110
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278       $10.000(11)
Value at end of period                $10.554           $11.036       $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168         2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                $10.581
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                 $9.873
Number of accumulation units
 outstanding at end of period          28,543

--------------------------------------------------------------------------------


                                  1999        1998             1997          1996
                                 -------     -------         -------       --------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $20.836     $15.505         $12.753       $10.870
Value at end of period           $29.744     $20.836         $15.505       $12.753
Number of accumulation units
 outstanding at end of period    260,307     128,844          83,855        51,761
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $21.478     $16.819         $13.900       $10.877
Value at end of period           $35.020     $21.478         $16.819       $13.900
Number of accumulation units
 outstanding at end of period    771,009     655,881         511,940       212,494
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $12.446     $15.633         $14.729       $11.720
Value at end of period           $14.079     $12.446         $15.633       $14.729
Number of accumulation units
 outstanding at end of period     26,550      37,897          73,258        42,174
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $10.039     $8.907(8)
Value at end of period           $15.775     $10.039
Number of accumulation units
 outstanding at end of period     14,291         774
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period      $9.915     $9.660(8)
Value at end of period           $10.108     $9.915
Number of accumulation units
 outstanding at end of period      1,294        176
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $24.361     $19.405         $19.123(13)
Value at end of period           $35.938     $24.361         $19.405
Number of accumulation units
 outstanding at end of period    184,604     182,557         192,553
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $19.285     $15.015         $15.199(13)
Value at end of period           $28.849     $19.285         $15.015
Number of accumulation units
 outstanding at end of period    587,576     595,462         573,528
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $16.907     $13.877         $14.147(13)
Value at end of period           $20.792     $16.907         $13.877
Number of accumulation units
 outstanding at end of period    333,629     378,798         418,965
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period     $20.157     $17.087         $16.871(13)
Value at end of period           $31.658     $20.157         $17.087
Number of accumulation units
 outstanding at end of period    262,481     273,684         295,952
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $18.309     $14.485         $14.192(13)
Value at end of period           $22.205     $18.309         $14.485
Number of accumulation units
 outstanding at end of period    297,723     277,044         212,654

                                    1995           1994          1993          1992
                                 -----------      --------     ----------     --------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.870
Number of accumulation units
 outstanding at end of period      259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.877
Number of accumulation units
 outstanding at end of period    1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $10.154        $10.877        $ 9.832     $10.000(11)
Value at end of period             $11.720        $10.154        $10.877      $9.832
Number of accumulation units
 outstanding at end of period      711,892        703,676        135,614         561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period


-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

--------------------------------------------------------------------------------
 (4) Funds were first received in this option during December 1997.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (6) Funds were first received in this option during November 1998.
 (7) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized. Funds were first received in this option during October 1998.
 (8) Funds were first received in this option during October 1998.
 (9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(10) Funds were first received in this option during August 1997.
(11) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under contract.
(12) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(13) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XVI
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                      OF 0.95% EFFECTIVE ON MAY 25, 1996
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until May 25, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.

                                   1999           1998          1997           1996
                                --------        -------      ---------      ----------
AETNA ASCENT VP
Value at beginning of period     $16.011        $15.497        $13.049        $10.673
Value at end of period           $18.135        $16.011        $15.497        $13.049
Number of accumulation units
 outstanding at end of period     11,396         29,149        178,233         35,180
AETNA BALANCED VP, INC
Value at beginning of period     $21.893        $18.901        $15.579        $13.673
Value at end of period           $24.637        $21.893        $18.901        $15.579
Number of accumulation units
 outstanding at end of period    127,612        266,636      1,511,041      1,528,051
AETNA BOND VP
Value at beginning of period     $14.248        $13.301        $12.399        $12.098
Value at end of period           $14.009        $14.248        $13.301        $12.399
Number of accumulation units
 outstanding at end of period    128,235        200,650        463,068        493,485
AETNA CROSSROADS VP
Value at beginning of period     $15.239        $14.526        $12.473        $10.612
Value at end of period           $16.637        $15.239        $14.526        $12.473
Number of accumulation units
 outstanding at end of period     10,401         30,057         99,660         28,829
AETNA GROWTH VP
Value at beginning of period     $18.005        $13.202        $12.975(4)
Value at end of period           $24.071        $18.005        $13.202
Number of accumulation units
 outstanding at end of period     26,330         81,693          4,360
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $25.291        $22.301        $17.333        $14.077
Value at end of period           $29.416        $25.291        $22.301        $17.333
Number of accumulation units
 outstanding at end of period  1,028,949      2,491,029      7,667,724      7,250,286
AETNA HIGH YIELD VP
Value at beginning of period      $9.231         $8.889(6)
Value at end of period            $9.789         $9.231
Number of accumulation units
 outstanding at end of period          5            17
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $18.902        $14.500        $10.934        $10.000(7)
Value at end of period           $23.273        $18.902        $14.500        $10.934
Number of accumulation units
 outstanding at end of period     83,941        145,736        190,348         28,473
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $10.913        $9.927(8)
Value at end of period           $12.519       $10.913
Number of accumulation units
 outstanding at end of period      5,399         9,117
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $8.834        $9.997(8)
Value at end of period            $9.694        $8.834
Number of accumulation units
 outstanding at end of period      5,249        12,800
AETNA INTERNATIONAL VP
Value at beginning of period      $9.785       $10.183(8)
Value at end of period           $14.668        $9.785
Number of accumulation units
 outstanding at end of period      1,203        7,767

                                     1995        1994        1993             1992         1991         1990
                                 ----------   ----------  ----------         ------     ----------   ----------
AETNA ASCENT VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.673
Number of accumulation units
 outstanding at end of period       393,053
AETNA BALANCED VP, INC
Value at beginning of period        $10.868      $11.057     $10.189        $12.736(2)     $10.896      $10.437
Value at end of period              $13.673      $10.868     $11.057        $10.189        $12.736      $10.896
Number of accumulation units
 outstanding at end of period    38,152,395   23,139,604  11,368,365         11,508     22,898,099   17,078,985
AETNA BOND VP
Value at beginning of period        $10.360      $10.905     $10.068        $36.789(3)     $31.192      $28.943
Value at end of period              $12.098      $10.360     $10.905        $10.068        $36.789      $31.192
Number of accumulation units
 outstanding at end of period    21,379,976   11,713,354   4,084,142          3,870      7,844,412    6,984,793
AETNA CROSSROADS VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.612
Number of accumulation units
 outstanding at end of period       294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.778      $11.020     $10.454        $97.165(5)     $77.845      $76.311
Value at end of period              $14.077      $10.778     $11.020        $10.454        $97.165      $77.845
Number of accumulation units
 outstanding at end of period   188,964,022  114,733,035  44,166,470         21,250     20,948,226   18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                     1999             1998           1997        1996
                                    -------         --------       -------     --------
AETNA LEGACY VP
Value at beginning of period        $14.361         $13.557        $11.953      $10.580
Value at end of period              $15.234         $14.361        $13.557      $11.953
Number of accumulation units
 outstanding at end of period         3,379          17,756         58,121       15,755
AETNA MONEY MARKET VP
Value at beginning of period        $12.545         $12.009        $11.494      $11.026
Value at end of period              $13.057         $12.545        $12.009      $11.494
Number of accumulation units
 outstanding at end of period      $117,934         132,737        328,674      351,832
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.891         $10.127(8)
Value at end of period               $8.436          $8.891
Number of accumulation units
 outstanding at end of period         1,264          11,639
AETNA SMALL COMPANY
VP
Value at beginning of period        $13.704         $13.684        $13.248(4)
Value at end of period              $17.762         $13.704        $13.684
Number of accumulation units
 outstanding at end of period        12,642          52,936         12,603
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $16.113         $13.290        $13.093(4)
Value at end of period              $19.085         $16.113        $13.290
Number of accumulation units
 outstanding at end of period         3,855          19,971          8,131
AIM V.I. GROWTH FUND
Value at beginning of period        $10.229(10)
Value at end of period              $12.098
Number of accumulation units
 outstanding at end of period           110
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $9.645(11)
Value at end of period              $11.710
Number of accumulation units
 outstanding at end of period           328
AIM V.I. VALUE FUND
Value at beginning of period         $9.915(12)
Value at end of period              $11.495
Number of accumulation units
 outstanding at end of period           181
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $20.646         $17.926        $15.071      $13.527
Value at end of period              $22.951         $20.646        $17.926      $15.071
Number of accumulation units
 outstanding at end of period        16,438          21,808         40,783       35,511
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $17.596         $15.914        $12.541      $11.092
Value at end of period              $18.533         $17.596        $15.914      $12.541
Number of accumulation units
 outstanding at end of period        30,245          74,067        121,281       82,568
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.305         $13.972        $11.423      $10.066
Value at end of period              $26.281         $19.305        $13.972      $11.423
Number of accumulation units
 outstanding at end of period        77,945         100,561        176,877      135,704
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.769         $12.328        $11.157       $9.961
Value at end of period              $19.452         $13.769        $12.328      $11.157
Number of accumulation units
 outstanding at end of period         7,531          14,165         40,516       29,108
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period        $19.755         $15.343        $12.477      $10.397
Value at end of period              $24.314         $19.755        $15.343      $12.477
Number of accumulation units
outstanding at end of period         79,042         176,553        320,226      175,463

                                     1995          1994         1993           1992            1991         1990
                                 -----------    ----------   ---------       ---------     ---------     ---------
AETNA LEGACY VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.580
Number of accumulation units
 outstanding at end of period       143,637
AETNA MONEY MARKET VP
Value at beginning of period        $10.528       $10.241       $10.048      $33.812(9)      $32.138        $30.012
Value at end of period              $11.026       $10.528       $10.241      $10.048         $33.812        $32.138
Number of accumulation units
 outstanding at end of period    12,999,680     7,673,528     2,766,044          825       8,430,082     10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.554       $11.036       $10.278      $10.000(13)
Value at end of period              $13.527       $10.554       $11.036      $10.278
Number of accumulation units
 outstanding at end of period       966,098       521,141       144,168        2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $11.092
Number of accumulation units
 outstanding at end of period     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $10.066
Number of accumulation units
 outstanding at end of period     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period               $9.961
Number of accumulation units
 outstanding at end of period       196,090
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.397
Number of accumulation units
outstanding at end of period       2,116,732

--------------------------------------------------------------------------------


                                  1999              1998             1997           1996
                                --------          -------          -------        -------
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $21.116          $15.878          $14.227        $13.322
Value at end of period           $47.147          $21.116          $15.878        $14.227
Number of accumulation units
outstanding at end of period      98,304          120,002          211,783        171,747
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $20.064          $15.084          $12.472        $10.850
Value at end of period           $25.192          $20.064          $15.084        $12.472
Number of accumulation units
outstanding at end of period      54,960           45,435           58,999         29,198
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $15.609          $14.442          $13.046        $12.077
Value at end of period           $15.709          $15.609          $14.442        $13.046
Number of accumulation units
outstanding at end of period       5,620           10,857           11,145          9,054
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $20.813          $15.489          $12.739        $10.870
Value at end of period           $29.684          $20.813          $15.489        $12.739
Number of accumulation units
 outstanding at end of period     52,381           47,157           86,733         67,001
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $21.455          $16.800          $13.885        $10.877
Value at end of period           $34.949          $21.455          $16.800        $13.885
Number of accumulation units
 outstanding at end of period    109,644          236,904          586,164        241,823
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $12.433          $15.616          $14.713        $11.720
Value at end of period           $14.051          $12.433          $15.616        $14.713
Number of accumulation units
 outstanding at end of period      5,186           16,414           72,475         43,665
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $10.039          $10.080(8)
Value at end of period           $15.760          $10.039
Number of accumulation units
 outstanding at end of period        595            3,153
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period      $9.915          $10.056(15)
Value at end of period           $10.099           $9.915
Number of accumulation units
 outstanding at end of period        597            1,158
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $24.335          $19.384          $19.102 (16)
Value at end of period           $35.866          $24.335          $19.384
Number of accumulation units
 outstanding at end of period     20,453           48,711           84,592
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $19.264          $14.999          $15.183 (16)
Value at end of period           $28.791          $19.264          $14.999
Number of accumulation units
 outstanding at end of period     67,372          289,625          586,517
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $16.889          $13.862          $14.131 (16)
Value at end of period           $20.750          $16.889          $13.862
Number of accumulation units
 outstanding at end of period     50,206          158,866          317,033
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $20.135          $17.068          $16.853 (16)
Value at end of period           $31.595          $20.135          $17.068
Number of accumulation units
 outstanding at end of period      29,731          81,257          273,402

                                      1995              1994           1993          1992
                                   ---------         ----------      ----------   ---------
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $10.581         $10.000(14)
Value at end of period               $13.322         $10.581
Number of accumulation units
outstanding at end of period       4,887,060         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.850
Number of accumulation units
outstanding at end of period          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.873         $10.000(14)
Value at end of period               $12.077          $9.873
Number of accumulation units
outstanding at end of period         315,361          28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.877
Number of accumulation units
 outstanding at end of period      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $10.154         $10.877          $9.832      $10.000(13)
Value at end of period               $11.720         $10.154         $10.877       $9.832
Number of accumulation units
 outstanding at end of period        711,892         703,676         135,614          561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                   1999       1998           1997        1996      1995     1994     1993     1992     1991    1990
                                 -------    --------      ---------      ----      ----     ----     ----     ----     ----    ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $18.289    $14.470       $14.176(16)
Value at end of period           $22.160    $18.289       $14.470
Number of accumulation units
 outstanding at end of period     31,427     84,842       227,469


-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4)  Funds were first received in this option during December 1997.
(5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(6)  Funds were first received in this option during October 1998.
(7) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(8)  Funds were first received in this option during May 1998.
(9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(10) Funds were first received in this option during July 1999.
(11) Funds were first received in this option during September 1999.
(12) Funds were first received in this option during June 1999.
(13) The initial accumulation unit value was established at $10.000 August 21, 1992, the date on which the fund/portfolio became available under the contract.
(14) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(15) Funds were first received in this option during July 1998.
(16) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                  TABLE XVII

    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
               OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until December 16, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase. The class of accumulation unit value shown below may also be used for contracts with 0.95% total separate account charges issued after December 16, 1996; however, the condensed financial information for periods prior to December 16, 1996 will not be applicable.

                                        1999           1998             1997             1996             1995
                                       -------        -------          -------          -------           -------
                                                                                                      <C
AETNA ASCENT VP
Value at beginning of period           $15.984        $15.471          $13.027          $10.673           $10.000(1)
Value at end of period                 $18.105        $15.984          $15.471          $13.027           $10.673
Number of accumulation units
 outstanding at end of period           11,315         38,675           86,255           32,497           393,053
AETNA BALANCED VP, INC
Value at beginning of period           $21.857        $18.870          $15.553          $13.673           $10.868
Value at end of period                 $24.596        $21.857          $18.870          $15.553           $13.673
Number of accumulation units
 outstanding at end of period           86,058        771,906        1,144,876          270,688        38,152,395
AETNA BOND VP
Value at beginning of period           $14.225        $13.279          $12.379          $12.098           $10.360
Value at end of period                 $13.986        $14.225          $13.279          $12.379           $12.098
Number of accumulation units
 outstanding at end of period          114,359        289,651          553,279          159,594        21,379,976
AETNA CROSSROADS VP
Value at beginning of period           $15.214        $14.501          $12.452          $10.612           $10.000(1)
Value at end of period                 $16.609        $15.214          $14.501          $12.452           $10.612
Number of accumulation units
 outstanding at end of period           14,627        100,734          101,836            9,415           294,673
AETNA GROWTH VP
Value at beginning of period           $18.005        $13.202          $12.912(4)
Value at end of period                 $24.071        $18.005          $13.202
Number of accumulation units
 outstanding at end of period           24,434         59,374                7
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $25.249        $22.264          $17.304          $14.077           $10.778
Value at end of period                 $29.367        $25.249          $22.264          $17.304           $14.077
Number of accumulation units
 outstanding at end of period          975,160      4,070,904        8,238,898        3,033,655       188,964,022
AETNA HIGH YIELD VP
Value at beginning of period            $9.231        $10.044(6)
Value at end of period                  $9.789         $9.231
Number of accumulation units
 outstanding at end of period            1,594          1,308
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period           $18.888        $14.489          $10.925          $11.038(7)
Value at end of period                 $23.256        $18.888          $14.489          $10.925
Number of accumulation units
 outstanding at end of period           37,025        136,252          293,223           23,856
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $10.913         $9.962(8)
Value at end of period                 $12.519        $10.913
Number of accumulation units
 outstanding at end of period            3,069         26,111
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period            $8.834         $9.876(8)
Value at end of period                  $9.694         $8.834
Number of accumulation units
 outstanding at end of period            1,965         26,257

                                        1994           1993            1992               1991           1990
                                       -------        -------          -------          -------         -------
                                                                                                      <C
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period           $11.057        $10.189          $12.736(2)        $10.896        $10.437
Value at end of period                 $10.868        $11.057          $10.189           $12.736        $10.896
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365           11,508        22,898,099     17,078,985
AETNA BOND VP
Value at beginning of period           $10.905        $10.068          $36.789(3)        $31.192        $28.943
Value at end of period                 $10.360        $10.905          $10.068           $36.789        $31.192
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142            3,870         7,844,412      6,984,793
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454          $97.165(5)        $77.845        $76.311
Value at end of period                 $10.778        $11.020          $10.454           $97.165        $77.845
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470           21,250        20,948,226     18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                       1999              1998            1997           1996               1995
                                     --------          -------          -------        -------         ----------
AETNA INTERNATIONAL VP
Value at beginning of period           $9.785           $9.974(9)
Value at end of period                $14.668           $9.785
Number of accumulation units
 outstanding at end of period             752              168
AETNA LEGACY VP
Value at beginning of period          $14.336          $13.534          $11.932        $10.580            $10.000(1)
Value at end of period                $15.208          $14.336          $13.534        $11.932            $10.580
Number of accumulation units
 outstanding at end of period           7,165           80,907           82,178          7,543            143,637
AETNA MONEY MARKET VP
Value at beginning of period          $12.524          $11.989          $11.475        $11.026            $10.528
Value at end of period                $13.035          $12.524          $11.989        $11.475            $11.026
Number of accumulation units
 outstanding at end of period          81,149          300,195          477,490        179,361         12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period           $8.891          $10.024(8)
Value at end of period                 $8.436           $8.891
Number of accumulation units
 outstanding at end of period             107            1,415
AETNA SMALL COMPANY
VP
Value at beginning of period          $13.704          $13.684          $13.248(4)
Value at end of period                $17.762          $13.704          $13.684
Number of accumulation units
 outstanding at end of period           9,745           49,514            4,993
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period          $16.113          $13.290          $13.093(4)
Value at end of period                $19.085          $16.113          $13.290
Number of accumulation units
 outstanding at end of period           4,285           32,612            4,910
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period           $9.660(11)
Value at end of period                $13.745
Number of accumulation units
 outstanding at end of period              42
AIM V.I. GROWTH FUND
Value at beginning of period          $10.595(12)
Value at end of period                $12.098
Number of accumulation units
 outstanding at end of period              18
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period           $9.601(11)
Value at end of period                $11.710
Number of accumulation units
 outstanding at end of period             115
AIM V.I. VALUE FUND
Value at beginning of period           $9.845(13)
Value at end of period                $11.495
Number of accumulation units
 outstanding at end of period             674
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $20.612          $17.896          $15.046        $13.527            $10.554
Value at end of period                $22.913          $20.612          $17.896        $15.046            $13.527
Number of accumulation units
 outstanding at end of period           6,811           37,944           62,328         21,317            966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period          $17.567          $15.887          $12.520        $11.092            $10.000(1)
Value at end of period                $18.502          $17.567          $15.887        $12.520            $11.092
Number of accumulation units
 outstanding at end of period          14,979           68,970          114,725         27,814          1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $19.273          $13.948          $11.404        $10.066            $10.000(1)
Value at end of period                $26.237          $19.273          $13.948        $11.404            $10.066
Number of accumulation units
 outstanding at end of period          43,826          176,188          191,151         60,491          1,833,794



                                      1994               1993            1992            1991            1990
                                     --------          -------          -------        -------         ----------
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241          $10.048          $33.812(10)     $32.138          $30.012
Value at end of period                $10.528          $10.241          $10.048         $33.812          $32.138
Number of accumulation units
 outstanding at end of period       7,673,528        2,766,044              825       8,430,082       10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036          $10.278          $10.000(14)
Value at end of period                $10.554          $11.036          $10.278
Number of accumulation units
 outstanding at end of period         521,141          144,168            2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999           1998              1997            1996            1995
                                   --------       -------           -------        -------         ----------
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period       $13.746        $12.308           $11.138         $9.961         $10.000(1)
Value at end of period             $19.420        $13.746           $12.308        $11.138          $9.961
Number of accumulation units
 outstanding at end of period        3,845         17,178            19,949          2,023         196,090
FIDELITY VIP II
 CONTRAFUND[Reg TM]
 PORTFOLIO
Value at beginning of period       $19.722        $15.318           $12.457        $10.397         $10.000(1)
Value at end of period             $24.274        $19.722           $15.318        $12.457         $10.397
Number of accumulation units
 outstanding at end of period      $37,380        187,525           263,159         41,394       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $21.081        $15.851           $14.204        $13.322         $10.581
Value at end of period             $47.068        $21.081           $15.851        $14.204         $13.322
Number of accumulation units
 outstanding at end of period       79,376        212,741           294,623        122,154       4,887,060
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period       $20.031        $15.059           $12.451        $10.850         $10.000(1)
Value at end of period             $25.151        $20.031           $15.059        $12.451         $10.850
Number of accumulation units
 outstanding at end of period       32,085         89,095            78,052         12,340          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $15.583        $14.418           $13.024        $12.077          $9.873
Value at end of period             $15.683        $15.583           $14.418        $13.024         $12.077
Number of accumulation units
 outstanding at end of period        6,316         20,317            13,587          3,861         315,361
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $20.778        $15.463           $12.718        $10.870         $10.000(1)
Value at end of period             $29.635        $20.778           $15.463        $12.718         $10.870
Number of accumulation units
 outstanding at end of period       38,376         61,355            93,386         29,696         259,196
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period       $21.419        $16.773           $13.862        $10.877         $10.000(1)
Value at end of period             $34.891        $21.419           $16.773        $13.862         $10.877
Number of accumulation units
 outstanding at end of period       81,241        301,775           538,281        124,749       1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $12.412        $15.590           $14.688        $11.720         $10.154
Value at end of period             $14.028        $12.412           $15.590        $14.688         $11.720
Number of accumulation units
 outstanding at end of period        9,116         38,283           103,604         10,977         711,892
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period       $10.039        $10.042(8)
Value at end of period             $15.760        $10.039
Number of accumulation units
 outstanding at end of period          329            382
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period        $9.915         $9.992(8)
Value at end of period             $10.099         $9.915
Number of accumulation units
 outstanding at end of period        3,113          5,938
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period       $24.294        $19.352           $19.071(16)
Value at end of period             $35.806        $24.294           $19.352
Number of accumulation units
 outstanding at end of period       18,282        171,102           206,191
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period       $19.232        $14.974           $15.158(16)
Value at end of period             $28.743        $19.232           $14.974
Number of accumulation units
 outstanding at end of period       73,452        398,717           703,653



                                        1994            1993             1992            1991             1990
                                     --------          -------          -------        -------         ----------
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
 CONTRAFUND[Reg TM]
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period           $10.000(15)
Value at end of period                 $10.581
Number of accumulation units
 outstanding at end of period          753,862
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period           $10.000(15)
Value at end of period                  $9.873
Number of accumulation units
 outstanding at end of period           28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period           $10.877         $9.832          $10.000(14)
Value at end of period                 $10.154        $10.877           $9.832
Number of accumulation units
 outstanding at end of period          703,676        135,614             561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999         1998        1997         1996     1995     1994     1993     1992     1991     1990
                                   -------     --------     -------      ------   ------   ------   ------   ------   ------   -----
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period       $16.861      $13.839     $14.108(16)
Value at end of period             $20.716      $16.861     $13.839
Number of accumulation units
 outstanding at end of period       66,415      431,603     627,658
PPI MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $20.102      $17.040     $16.825(16)
Value at end of period             $31.542      $20.102     $17.040
Number of accumulation units
 outstanding at end of period       35,480      353,311     457,354
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period       $18.258      $14.445     $14.153(16)
Value at end of period             $22.123      $18.258     $14.445
Number of accumulation units
 outstanding at end of period       19,172      109,123     200,374

-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was established at $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4)  Funds were first received in this option during December 1997.
(5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(6)  Funds were first received in this option during July 1998.
(7) The initial accumulation unit value was established during December 1996 when the portfolio became available under the contract, when the funds were first received in this option or when the applicable daily asset charge was first utilized.
(8)  Funds were first received in this option during May 1998.
(9)  Funds were first received in this option during August 1998.
(10) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(11) Funds were first received in this option during June 1999.
(12) Funds were first received in this option during November 1999.
(13) Funds were first received in this option during August 1999.
(14) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(15) The initial accumulation unit value was established at $10.000 during October 1994, when the funds ere first received in this option.
(16) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                  TABLE XVIII
        FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                    1999
                                                                   -------
AETNA ASCENT VP
Value at beginning of period                                       $16.800(1)
Value at end of period                                             $18.122
Number of accumulation units outstanding at end of period           14,127
AETNA BALANCED VP, INC.
Value at beginning of period                                       $22.705(1)
Value at end of period                                             $24.619
Number of accumulation units outstanding at end of period          246,195
AETNA BOND VP
Value at beginning of period                                       $14.118(1)
Value at end of period                                             $13.999
Number of accumulation units outstanding at end of period           23,788
AETNA CROSSROADS VP
Value at beginning of period                                       $15.738(1)
Value at end of period                                             $16.624
Number of accumulation units outstanding at end of period           12,284
AETNA GROWTH VP
Value at beginning of period                                       $19.053(1)
Value at end of period                                             $24.094
Number of accumulation units outstanding at end of period           61,303
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $26.736(1)
Value at end of period                                             $29.394
Number of accumulation units outstanding at end of period          948,654
AETNA HIGH YIELD VP
Value at beginning of period                                        $9.492(2)
Value at end of period                                              $9.798
Number of accumulation units outstanding at end of period               61
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $20.242(1)
Value at end of period                                             $23.277
Number of accumulation units outstanding at end of period          309,655
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                       $10.927(1)
Value at end of period                                             $12.530
Number of accumulation units outstanding at end of period            2,027
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                        $8.783(1)
Value at end of period                                              $9.703
Number of accumulation units outstanding at end of period            5,600
AETNA INTERNATIONAL VP
Value at beginning of period                                       $10.489(1)
Value at end of period                                             $14.681
Number of accumulation units outstanding at end of period            1,250
AETNA LEGACY VP
Value at beginning of period                                       $14.711(1)
Value at end of period                                             $15.222
Number of accumulation units outstanding at end of period           42,489
AETNA MONEY MARKET VP
Value at beginning of period                                       $12.707(1)
Value at end of period                                             $13.047
Number of accumulation units outstanding at end of period          139,150
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                        $9.523(1)
Value at end of period                                              $8.443
Number of accumulation units outstanding at end of period              608
AETNA SMALL COMPANY VP
Value at beginning of period                                       $14.508(1)
Value at end of period                                             $17.778
Number of accumulation units outstanding at end of period           29,452
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $17.291(1)
Value at end of period                                             $19.103
Number of accumulation units outstanding at end of period           11,792

--------------------------------------------------------------------------------

                                                                    1999
                                                                   -------
AIM V.I. GROWTH FUND
Value at beginning of period                                       $11.240(3)
Value at end of period                                             $12.110
Number of accumulation units outstanding at end of period            2,843
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                        $9.727(4)
Value at end of period                                             $11.721
Number of accumulation units outstanding at end of period            1,867
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                       $21.036(1)
Value at end of period                                             $22.935
Number of accumulation units outstanding at end of period            2,376
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $19.392(1)
Value at end of period                                             $18.519
Number of accumulation units outstanding at end of period           25,382
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $21.072(1)
Value at end of period                                             $26.262
Number of accumulation units outstanding at end of period           82,069
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $14.422(1)
Value at end of period                                             $19.438
Number of accumulation units outstanding at end of period            7,321
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                       $21.258(1)
Value at end of period                                             $24.296
Number of accumulation units outstanding at end of period           82,920
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $27.003(1)
Value at end of period                                             $47.112
Number of accumulation units outstanding at end of period          214,523
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $22.140(1)
Value at end of period                                             $25.174
Number of accumulation units outstanding at end of period           80,071
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                       $15.603(1)
Value at end of period                                             $15.698
Number of accumulation units outstanding at end of period            9,552
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $23.156(1)
Value at end of period                                             $29.662
Number of accumulation units outstanding at end of period           63,406
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $23.168(1)
Value at end of period                                             $34.923
Number of accumulation units outstanding at end of period          216,743
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                       $14.452(1)
Value at end of period                                             $14.041
Number of accumulation units outstanding at end of period            4,390
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $10.913(1)
Value at end of period                                             $15.775
Number of accumulation units outstanding at end of period           14,641
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $9.954(1)
Value at end of period                                             $10.108
Number of accumulation units outstanding at end of period            3,895
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $27.595(1)
Value at end of period                                             $35.839
Number of accumulation units outstanding at end of period           23,458
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $20.019(1)
Value at end of period                                             $28.769
Number of accumulation units outstanding at end of period          194,333
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                       $17.376(1)
Value at end of period                                             $20.735
Number of accumulation units outstanding at end of period           86,899
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                       $21.199(1)
Value at end of period                                             $31.571
Number of accumulation units outstanding at end of period           79,515

--------------------------------------------------------------------------------

                                                                    1999
                                                                   --------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $19.112(1)
Value at end of period                                             $22.144
Number of accumulation units outstanding at end of period           53,724

-----------------
 (1) Funds were first received in this option during May 1999.
 (2) Funds were first received in this option during August 1999.
 (3) Funds were first received in this option during December 1999.
 (4) Funds were first received in this option during October 1999.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XIX
FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES DISTRICT UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional
Information.

                                                                     1999
                                                                   --------
AETNA ASCENT VP
Value at beginning of period                                       $16.828(1)
Value at end of period                                             $18.152
Number of accumulation units outstanding at end of period            9,510
AETNA BALANCED VP, INC.
Value at beginning of period                                       $22.742(1)
Value at end of period                                             $24.660
Number of accumulation units outstanding at end of period           89,985
AETNA BOND VP
Value at beginning of period                                       $14.142(1)
Value at end of period                                             $14.022
Number of accumulation units outstanding at end of period           74,784
AETNA CROSSROADS VP
Value at beginning of period                                       $15.764(1)
Value at end of period                                             $16.652
Number of accumulation units outstanding at end of period           12,822
AETNA GROWTH VP
Value at beginning of period                                       $19.053(1)
Value at end of period                                             $24.094
Number of accumulation units outstanding at end of period           72,901
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $26.781(1)
Value at end of period                                             $29.443
Number of accumulation units outstanding at end of period        1,234,587
AETNA HIGH YIELD VP
Value at beginning of period                                        $9.716(1)
Value at end of period                                              $9.798
Number of accumulation units outstanding at end of period            3,126
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $20.257(1)
Value at end of period                                             $23.294
Number of accumulation units outstanding at end of period          120,481
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                       $10.927(1)
Value at end of period                                             $12.530
Number of accumulation units outstanding at end of period            6,386
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                        $8.783(1)
Value at end of period                                              $9.703
Number of accumulation units outstanding at end of period            5,603
AETNA INTERNATIONAL VP
Value at beginning of period                                       $10.489(1)
Value at end of period                                             $14.681
Number of accumulation units outstanding at end of period           19,174
AETNA LEGACY VP
Value at beginning of period                                       $14.736(1)
Value at end of period                                             $15.248
Number of accumulation units outstanding at end of period            8,034
AETNA MONEY MARKET VP
Value at beginning of period                                       $12.728(1)
Value at end of period                                             $13.069
Number of accumulation units outstanding at end of period          124,835
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                        $9.523(1)
Value at end of period                                              $8.443
Number of accumulation units outstanding at end of period            3,605
AETNA SMALL COMPANY VP
Value at beginning of period                                       $14.508(1)
Value at end of period                                             $17.778
Number of accumulation units outstanding at end of period           37,985
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $17.291(1)
Value at end of period                                             $19.103
Number of accumulation units outstanding at end of period           19,132

--------------------------------------------------------------------------------

                                                                    1999
                                                                   -------
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                       $21.071(1)
Value at end of period                                             $22.973
Number of accumulation units outstanding at end of period            3,697
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $19.424(1)
Value at end of period                                             $18.550
Number of accumulation units outstanding at end of period           37,177
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $21.107(1)
Value at end of period                                             $26.305
Number of accumulation units outstanding at end of period           73,156
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $14.446(1)
Value at end of period                                             $19.470
Number of accumulation units outstanding at end of period           11,298
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                       $21.293(1)
Value at end of period                                             $24.336
Number of accumulation units outstanding at end of period          111,857
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $27.048(1)
Value at end of period                                             $47.190
Number of accumulation units outstanding at end of period          130,374
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $22.177(1)
Value at end of period                                             $25.216
Number of accumulation units outstanding at end of period           42,380
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                       $15.629(1)
Value at end of period                                             $15.724
Number of accumulation units outstanding at end of period            8,959
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $23.195(1)
Value at end of period                                             $29.712
Number of accumulation units outstanding at end of period           45,184
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $23.206(1)
Value at end of period                                             $34.982
Number of accumulation units outstanding at end of period          158,965
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                       $14.476(1)
Value at end of period                                             $14.064
Number of accumulation units outstanding at end of period            4,217
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $10.913(1)
Value at end of period                                             $15.775
Number of accumulation units outstanding at end of period            2,690
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $9.954(1)
Value at end of period                                             $10.108
Number of accumulation units outstanding at end of period              483
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $27.641(1)
Value at end of period                                             $35.899
Number of accumulation units outstanding at end of period           29,139
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $20.053(1)
Value at end of period                                             $28.817
Number of accumulation units outstanding at end of period          197,164
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                       $17.405(1)
Value at end of period                                             $20.770
Number of accumulation units outstanding at end of period           94,525
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                       $21.234(1)
Value at end of period                                             $31.624
Number of accumulation units outstanding at end of period           46,782
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $19.144(1)
Value at end of period                                             $22.181
Number of accumulation units outstanding at end of period           51,974

-----------------
 (1)  Funds were first received in this option during May 1999.

                         For Master Applications Only
--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account C prospectus dated May 1, 2000, as well as all current prospectuses for the funds available under the Contracts.

--- Please send an Account C Statement of Additional Information (Form No. SAI.01107-00) dated May 1, 2000.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                     DATE

PROS.01107-00

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 1, 2000

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2000. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                                          Page
General Information and History........................................... 2
Variable Annuity Account C................................................ 2
Offering and Purchase of Contracts........................................ 3
Performance Data.......................................................... 3
     General.............................................................. 3
     Average Annual Total Return Quotations............................... 3
Income Phase Payments..................................................... 6
Sales Material and Advertising............................................ 7
Independent Auditors...................................................... 7
Financial Statements of the Separate Account.............................. S-1
Financial Statements of Aetna Life Insurance and Annuity Company ......... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1999, the Company and its subsidiary life company had $53 billion invested through its products, including $39 billion in its separate accounts (of which the Company or its subsidiary, Aeltus Investment Management, Inc. oversees the management of $24 billion). The Company is ranked based on assets among the top 2% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 1998. The Company is an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).


Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.


The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.


                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:


o Aetna Ascent VP                                          o Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
o Aetna Balanced VP, Inc.                                  o Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
o Aetna Income Shares d/b/a Aetna Bond VP                  o Fidelity Variable Insurance Products Fund (VIP II)
o Aetna Crossroads VP                                        Contrafund[Reg TM] Portfolio
o Aetna Growth VP                                          o Janus Aspen Aggressive Growth Portfolio
o Aetna Variable Fund d/b/a Aetna Growth and Income VP     o Janus Aspen Balanced Portfolio
o Aetna High Yield VP(1)                                   o Janus Aspen Flexible Income Portfolio
o Aetna Index Plus Large Cap VP                            o Janus Aspen Growth Portfolio
o Aetna Index Plus Mid Cap VP                              o Janus Aspen Worldwide Growth Portfolio
o Aetna Index Plus Small Cap VP                            o Janus Twenty Fund(2)
o Aetna International VP                                   o Lexington Natural Resources Trust(3)
o Aetna Legacy VP                                          o Oppenheimer Global Securities Fund/VA
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP   o Oppenheimer Strategic Bond Fund/VA
o Aetna Real Estate Securities VP(1)                       o Portfolio Partners Inc. (PPI) MFS Capital Opportunities Portfolio
o Aetna Small Company VP                                     formerly PPI MFS Value Equity Portfolio
o Aetna Technology VP                                      o Portfolio Partners Inc. (PPI) MFS Emerging Equities Portfolio
o Aetna Value Opportunity VP                               o Portfolio Partners Inc. (PPI) MFS Research Growth Portfolio
o AIM V.I. Capital Appreciation Fund                       o Portfolio Partners Inc. (PPI) Scudder International Growth Portfolio
o AIM V.I. Growth Fund                                     o Portfolio Partners Inc. (PPI) T. Rowe Price Growth Equity Portfolio
o AIM V.I. Growth and Income Fund
o AIM V.I. Value Fund
o Calvert Social Balanced Portfolio
o DEM[Reg TM] Equity Fund (Institutional Shares)(2)
o Fidelity Variable Insurance Products Fund (VIP)
  Equity-Income Portfolio

(1) Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund, except those made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date.

(2)  This fund is available to the general public.

(3) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold under the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

General

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, maintenance fees and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.

The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of any applicable maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maximum maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

Average Annual Total Return Quotations - Standardized and Non-Standardized

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under the contracts. The standardized returns (Table A) assume the maximum mortality and expense risk charge of 1.50%, administrative expense charge of 0.25%, maximum maintenance fee of $30 and early withdrawal charges corresponding to Schedule I in the prospectus that is based on completed payment periods. The non-standardized returns (Table B) assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on other fee schedules that apply to a particular contract. These fee schedules may result in higher returns than those shown.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a)
performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                     TABLE A


                                                              ----------------------------------------------------------------------
                                                                                                                         Date
                                                                                                                     Contributions
                                                                                      STANDARDIZED                  First Received
                                                                                                                       Under the
                                                                                                                   Separate Account
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                                                                                                         Since
                             SUBACCOUNT                          1 Year       5 Year       10 Year     Inception*
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Aetna Ascent VP                                                   6.72%                                  12.72%       07/05/1995
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Aetna Balanced VP, Inc.(1)                                        6.02%       15.69%       11.27%
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Aetna Bond VP(1)                                                 (7.37%)       4.35%        5.82%
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Aetna Crossroads VP                                               2.86%                                  10.46%       07/05/1995
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Aetna Growth VP                                                  25.97%                                  31.23%       05/30/1997
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Aetna Growth and Income VP(1)                                     9.58%       20.10%       13.49%
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Aetna High Yield VP                                              (0.10%)                                 (4.90%)       05/04/1998
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Aetna Index Plus Large Cap VP                                    16.00%                                  25.67%        10/31/1996
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Aetna Index Plus Mid Cap VP                                       8.08%                                   9.38%        05/04/1998
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Aetna Index Plus Small Cap VP                                     3.39%                                  (5.62%)       05/04/1998
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Aetna International VP                                           41.25%                                  19.80%        05/04/1998
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Aetna Legacy VP                                                  (0.06%)                                  8.15%        07/05/1995
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Aetna Money Market VP(1)(2)                                      (1.94%)       2.56%        3.47%
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Aetna Real Estate Securities VP                                 (10.62%)                                (13.87%)      05/04/1998
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Aetna Small Company VP                                           22.12%                                  15.70%       05/30/1997
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Aetna Value Opportunity VP                                       11.60%                                  20.37%       05/30/1997
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AIM V.I. Capital Appreciation Fund                                                                       32.58%       05/07/1999
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AIM V.I. Growth Fund                                                                                     20.09%       05/04/1999
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AIM V.I. Growth and Income Fund                                                                          15.20%       05/10/1999
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AIM V.I. Value Fund                                                                                      11.58%       05/05/1999
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Calvert Social Balanced Portfolio(1)                              4.73%       14.76%       10.08%
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Fidelity VIP Equity-Income Portfolio                             (0.77%)      15.33%                     14.44%       05/31/1994
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Fidelity VIP Growth Portfolio                                    28.27%       26.16%                     23.97%       05/31/1994
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Fidelity VIP Overseas Portfolio                                  33.12%       14.13%                     11.88%       05/31/1994
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Fidelity VIP II Contrafund[Reg TM] Portfolio                     15.96%                                  22.49%       05/31/1995
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Janus Aspen Aggressive Growth Portfolio                         110.40%       32.47%                     33.89%       06/30/1994
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Janus Aspen Balanced Portfolio                                   18.30%                                  21.03%       06/30/1995
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Janus Aspen Flexible Income Portfolio                            (5.18%)       7.81%                      7.29%       10/31/1994
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Janus Aspen Growth Portfolio                                     34.38%                                  26.14%       06/30/1995
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Janus Aspen Worldwide Growth Portfolio                           53.49%                                  32.01%       05/31/1995
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Lexington Natural Resources Trust                                 6.48%        4.83%                      3.50%       10/14/1991
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Oppenheimer Global Securities Fund/VA                            47.92%                                  25.87%       05/04/1998
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Oppenheimer Strategic Bond Fund/VA                               (4.04%)                                 (3.38%)      05/07/1998
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PPI MFS Capital Opportunities Portfolio                          38.87%                                  30.81%       11/28/1997
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Neuberger Berman AMT Growth/PPI MFS Capital
Opportunities(3)                                                 38.87%       24.39%       14.27%
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PPI MFS Emerging Equities Portfolio                              40.82%                                  31.43%       11/28/1997
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Alger American Small Cap/PPI MFS Emerging Equities(3)            40.82%       22.80%                     17.03%       09/30/1993
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PPI MFS Research Growth Portfolio                                15.76%                                  16.30%       11/28/1997
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American Century VP Capital Appreciation/PPI MFS
Research Growth(3)                                               15.76%       10.05%                      8.85%       08/31/1992
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PPI Scudder International Growth Portfolio                       47.85%                                  30.72%       11/28/1997
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Scudder International Portfolio Class A/PPI Scudder
International Growth(3)                                          47.85%       17.91%       11.58%
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PPI T. Rowe Price Growth Equity Portfolio                        14.16%                                  19.83%       11/28/1997
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Alger American Growth/PPI T. Rowe Price Growth Equity(3)         14.16%       21.89%                     20.69%       10/31/1994
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Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.01%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                     TABLE B

                                                             -----------------------------------------------------------------------
                                                                                                                             Fund
                                                                                 NON-STANDARDIZED                         Inception
                                                                                                                             Date
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                                                                                                               Since
                            SUBACCOUNT                         1 Year      3 Years    5 Years    10 Years   Inception**
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Aetna Ascent VP                                                12.33%      10.67%                              14.01%     07/05/1995
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Aetna Balanced VP, Inc.(1)                                     11.60%      15.55%      16.88%     11.27%
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Aetna Bond VP(1)                                               (2.50%)      3.29%       5.43%      5.82%
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Aetna Crossroads VP                                             8.27%       9.17%                              11.73%     07/05/1995
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Aetna Growth VP                                                32.60%      32.83%                              32.86%     12/13/1996
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Aetna Growth and Income VP(1)                                  15.35%      18.30%      21.34%     13.49%
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Aetna High Yield VP                                             5.16%                                           2.14%     12/10/1997
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Aetna Index Plus Large Cap VP                                  22.11%      27.58%                              28.22%     09/16/1996
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Aetna Index Plus Mid Cap VP                                    13.77%                                          19.42%     12/16/1997
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Aetna Index Plus Small Cap VP                                   8.83%                                           4.77%     12/19/1997
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Aetna International VP                                         48.68%                                          33.06%     12/22/1997
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Aetna Legacy VP                                                 5.21%       7.53%                               9.40%     07/05/1995
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Aetna Money Market VP(1)(2)                                     3.22%       3.48%       3.62%      3.47%
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Aetna Real Estate Securities VP                                (5.91%)                                         (8.50%)    12/15/1997
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Aetna Small Company VP                                         28.55%      19.04%                              19.44%     12/27/1996
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Aetna Value Opportunity VP                                     17.47%      24.59%                              24.98%     12/13/1996
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AIM V.I. Capital Appreciation Fund                             42.08%      22.92%      23.40%                  20.20%     05/05/1993
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AIM V.I. Growth Fund                                           32.86%      29.72%      27.39%                  20.78%     05/05/1993
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AIM V.I. Growth and Income Fund                                31.89%      26.91%      25.95%                  22.32%     05/02/1994
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AIM V.I. Value Fund                                            27.61%      26.37%      25.02%                  20.92%     05/05/1993
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Calvert Social Balanced Portfolio(1)                           10.25%      14.10%      15.95%     10.08%
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DEM[Reg TM] Equity Fund                                       107.31%                                          53.27%     04/08/1998
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Fidelity VIP Equity-Income Portfolio(1)                         4.45%      12.96%      16.52%     12.48%
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Fidelity VIP Growth Portfolio(1)                               35.02%      30.93%      27.46%     17.83%
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Fidelity VIP Overseas Portfolio(1)                             40.12%      19.37%      15.30%      9.47%
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Fidelity VIP II Contrafund[Reg TM] Portfolio                   22.07%      23.88%                              25.51%     01/03/1995
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Janus Aspen Aggressive Growth Portfolio                       121.48%      47.87%      33.84%                  32.06%     09/13/1993
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Janus Aspen Balanced Portfolio                                 24.53%      25.37%      22.49%                  18.50%     09/13/1993
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Janus Aspen Flexible Income Portfolio                          (0.19%)      5.51%       8.92%                   6.59%     09/13/1993
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Janus Aspen Growth Portfolio                                   41.46%      31.49%      27.60%                  22.10%     09/13/1993
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Janus Aspen Worldwide Growth Portfolio                         61.57%      34.91%      31.25%                  27.43%     09/13/1993
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Janus Twenty Fund(1)                                           62.02%      52.11%      42.71%     24.67%
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Lexington Natural Resources Trust                              12.08%      (2.34%)      5.92%                   4.14%     10/14/1991
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Oppenheimer Global Securities Fund/VA                          55.71%      28.04%      19.53%                  14.74%     11/12/1990
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Oppenheimer Strategic Bond Fund/VA                              1.01%       2.92%       6.34%                   4.31%     05/03/1993
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PPI MFS Capital Opportunities Portfolio                        46.18%                                          33.97%     11/28/1997
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Neuberger Berman AMT Growth/PPI MFS Capital
Opportunities(3)                                               46.18%      31.21%      25.67%     14.27%
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PPI MFS Emerging Equities Portfolio                            48.23%                                          34.70%     11/28/1997
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Alger American Small Cap/PPI MFS Emerging Equities(3)          48.23%      26.54%      24.07%     17.86%
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PPI MFS Research Growth Portfolio                              21.85%                                          19.18%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS
Research Growth(3)                                             21.85%      11.96%      11.18%      8.88%
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PPI Scudder International Growth Portfolio                     55.64%                                          34.10%     11/28/1997
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Scudder International Portfolio Class A/PPI Scudder
International Growth(3)                                        55.64%      24.92%      19.13%     11.58%
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PPI T. Rowe Price Growth Equity Portfolio                      20.17%                                          22.73%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)       20.17%      23.81%      23.14%     18.13%
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Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.01%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.


If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.


                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.


                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT C

                                      Index

                                                                        Page

Statement of Assets and Liabilities......................................S-2

Statement of Operations..................................................S-7

Statements of Changes in Net Assets......................................S-7

Condensed Financial Information..........................................S-8

Notes to Financial Statements...........................................S-35

Independent Auditors' Report............................................S-46

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1999

ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                          Net
                                                                    Shares              Cost             Assets
                                                                    ------              ----             ------
 Aetna Ascent VP:                                                5,487,998    $   77,850,801     $   81,880,934
 Aetna Balanced VP, Inc.:                                       63,798,342       948,295,840        993,340,184
 Aetna Bond VP:                                                 26,111,128       337,527,308        317,772,433
 Aetna Crossroads VP:                                            4,900,036        66,342,707         67,473,490
 Aetna Get Fund, Series C:                                      13,344,337       151,169,479        170,407,185
 Aetna Get Fund, Series D:                                      44,266,790       445,750,521        471,441,304
 Aetna Get Fund, Series E:                                      14,653,796       147,439,580        157,821,380
 Aetna Get Fund, Series G:                                       4,403,891        44,362,936         45,668,355
 Aetna Get Fund, Series H:                                         177,810         1,780,349          1,782,585
 Aetna Growth and Income VP:                                   199,632,297     6,407,871,320      6,126,715,184
 Aetna Growth VP:                                                8,400,854       114,098,403        145,502,794
 Aetna High Yield VP:                                              247,442         2,290,075          2,177,493
 Aetna Index Plus Bond VP:                                         105,454         1,063,945            999,704
 Aetna Index Plus Large Cap VP:                                 22,759,570       380,903,893        474,992,216
 Aetna Index Plus Mid Cap VP:                                      742,803         9,063,006          9,210,760
 Aetna Index Plus Small Cap VP:                                    759,404         7,605,471          8,277,508
 Aetna International VP:                                           484,592         6,442,241          7,714,709
 Aetna Legacy VP:                                                3,434,547        42,980,971         42,897,494
 Aetna Money Market VP:                                         24,259,864       321,393,718        325,448,505
 Aetna Real Estate Securities VP:                                  256,614         2,056,484          1,983,625
 Aetna Small Company VP:                                         3,809,327        49,829,392         62,930,074
 Aetna Value Opportunity VP:                                     2,109,605        28,865,898         34,639,709
 AIM V.I. Funds:
  Capital Appreciation Fund:                                        51,442         1,663,535          1,830,289
  Growth and Income Fund:                                          308,705         8,531,987          9,752,003
  Growth Fund:                                                     145,759         4,202,783          4,700,713
  Value Fund:                                                      254,868         7,703,036          8,538,069
 Calvert Social Balanced Portfolio:                             31,393,409        60,290,971         68,092,305
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                       8,321,344       183,959,852        213,941,762
  Growth Portfolio:                                              8,016,298       304,409,589        440,335,255
  High Income Portfolio:                                           165,693         1,831,003          1,873,989
  Overseas Portfolio:                                              802,972        16,957,060         22,033,565
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                       1,485,310        23,755,294         27,730,745
  Contrafund Portfolio:                                         16,307,149       307,785,749        475,353,405
  Index 500 Portfolio:                                             732,174        87,437,682        122,573,178
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  18,318,476       503,488,085      1,093,429,837
  Balanced Portfolio:                                            8,431,614       181,578,113        235,410,674
  Flexible Income Portfolio:                                     2,881,635        34,591,070         32,908,277
  Growth Portfolio:                                             10,799,778       243,582,035        363,412,513
  Worldwide Growth Portfolio:                                   23,812,784       600,003,141      1,137,060,432
 Lexington Emerging Markets Fund:                                  904,459         8,311,189         11,586,115
 Lexington Natural Resources Trust Fund:                         1,319,622        18,631,009         16,508,469
 MFS Funds:
  Total Return Series:                                              38,546           685,374            684,196

Variable Annuity Account C

                                                                                                   Net
                                                       Shares                Cost                 Assets
                                                       ------                ----                 ------
 Oppenheimer Funds:
  Global Securities Fund/VA:                          175,752     $     4,453,856        $     5,871,877
  Strategic Bond Fund/VA:                             702,571           3,494,361              3,491,776
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:              7,216,621         332,022,669            597,752,731
  PPI MFS Research Growth Portfolio:               17,304,728         174,113,125            255,763,877
  PPI MFS Value Equity Portfolio:                   4,141,093         133,672,606            226,807,681
  PPI Scudder International Growth Portfolio:      11,435,215         230,983,651            291,483,624
  PPI T. Rowe Price Growth Equity Portfolio:        3,683,260         166,480,917            243,095,170
                                                                  ---------------        ---------------
NET ASSETS                                                        $13,239,604,080        $15,463,100,152
                                                                  ===============        ===============

Variable Annuity Account C

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................  $   81,880,934
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................     958,810,376
  Annuity contracts in payment period ............................................      34,529,808
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................     312,007,882
  Annuity contracts in payment period ............................................       5,764,551
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................      67,400,270
  Annuity contracts in payment period ............................................          73,220
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................     170,407,185
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ..............................................     471,441,304
Aetna Get Fund, Series E:
  Annuity contracts in accumulation ..............................................     157,821,380
Aetna Get Fund, Series G:
  Annuity contracts in accumulation ..............................................      45,668,355
Aetna Get Fund, Series H:
  Annuity contracts in accumulation ..............................................       1,782,585
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................   5,753,192,035
  Annuity contracts in payment period ............................................     373,523,149
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................     145,431,206
  Annuity contracts in payment period ............................................          71,588
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................       2,177,493
Aetna Index Plus Bond VP:
  Annuity contracts in accumulation ..............................................         999,704
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................     473,757,587
  Annuity contracts in payment period ............................................       1,234,629
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................       9,210,760
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ..............................................       8,277,508
Aetna International VP:
  Annuity contracts in accumulation ..............................................       7,714,709
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................      42,650,270
  Annuity contracts in payment period ............................................         247,224
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................     325,367,721
  Annuity contracts in payment period ............................................          80,784
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................       1,983,625

Variable Annuity Account C

Aetna Small Company VP:
  Annuity contracts in accumulation .....................  $   62,919,038
  Annuity contracts in payment period ...................          11,036
Aetna Value Opportunity VP:
  Annuity contracts in accumulation .....................      34,639,709
AIM V.I. Funds:
 Capital Appreciation Fund:
  Annuity contracts in accumulation .....................       1,830,289
 Growth and Income Fund:
  Annuity contracts in accumulation .....................       9,752,003
 Growth Fund:
  Annuity contracts in accumulation .....................       4,700,713
 Value Fund:
  Annuity contracts in accumulation .....................       8,538,069
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation .....................      68,092,305
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation .....................     213,941,762
 Growth Portfolio:
  Annuity contracts in accumulation .....................     440,335,255
 High Income Portfolio:
  Annuity contracts in accumulation .....................       1,873,989
 Overseas Portfolio:
  Annuity contracts in accumulation .....................      22,033,565
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation .....................      27,730,745
 Contrafund Portfolio:
  Annuity contracts in accumulation .....................     475,353,405
 Index 500 Portfolio:
  Annuity contracts in accumulation .....................     122,573,178
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation .....................   1,093,429,837
 Balanced Portfolio:
  Annuity contracts in accumulation .....................     235,410,674
 Flexible Income Portfolio:
  Annuity contracts in accumulation .....................      32,908,277
 Growth Portfolio:
  Annuity contracts in accumulation .....................     362,723,120
  Annuity contracts in payment period ...................         689,393
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation .....................   1,136,307,574
  Annuity contracts in payment period ...................         752,858
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .....................      11,586,115
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .....................      16,508,469
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation .....................         684,196

Variable Annuity Account C

Oppenheimer Funds:
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........    $     5,871,877
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........          3,464,259
  Annuity contracts in payment period .........             27,517
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........        597,714,231
  Annuity contracts in payment period .........             38,500
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........        255,763,877
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        226,770,707
  Annuity contracts in payment period .........             36,974
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........        291,483,624
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........        243,032,240
  Annuity contracts in payment period .........             62,930
                                                   ---------------
                                                   $15,463,100,152
                                                   ===============


See Notes to Financial Statements

Variable Annuity Account C

STATEMENT OF OPERATIONS

                                                                     Year Ended
                                                                  December 31, 1999
                                                                  -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ......................................................   $1,492,280,564
Expenses: (Notes 2 and 5)
 Valuation period deductions ....................................     (155,996,756)
                                                                    --------------
Net investment income ...........................................   $1,336,283,808
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ............................................   $3,038,110,918
 Cost of investments sold .......................................    2,616,313,236
                                                                    --------------
  Net realized gain on investments ..............................      421,797,682
                                                                    --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ..............................................      949,942,696
 End of year ....................................................    2,223,496,072
                                                                    --------------
  Net change in unrealized gain on investments ..................    1,273,553,376
                                                                    --------------
Net realized and unrealized gain on investments .................    1,695,351,058
                                                                    --------------
Net increase in net assets resulting from operations ............   $3,031,634,866
                                                                    ==============


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Year Ended December 31,
                                                                                   1999                  1998
                                                                                   ----                  ----
FROM OPERATIONS:
Net investment income ...................................................     $ 1,336,283,808       $ 1,309,062,029
Net realized gain on investments ........................................         421,797,682           376,057,759
Net change in unrealized gain on investments ............................       1,273,553,376            34,476,935
                                                                              ---------------       ---------------
Net increase in net assets resulting from operations ....................       3,031,634,866         1,719,596,723
                                                                              ---------------       ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................       1,172,840,518         1,136,921,898
Transfer from the Company for mortality guarantee adjustments ...........           2,184,815               849,771
Transfers from the Company's fixed account options ......................         168,739,006           112,197,035
Transfer to the Company's other variable annuity accounts ...............          51,518,318           (66,773,776)
Redemptions by contract holders .........................................      (1,347,163,695)       (1,591,935,338)
Annuity Payments ........................................................         (43,203,172)          (41,589,989)
Other ...................................................................             184,219             1,844,602
                                                                              ---------------       ---------------
 Net increase (decrease) in net assets from unit transactions (Note 6) ..           5,100,009          (448,485,797)
                                                                              ---------------       ---------------
Change in net assets ....................................................       3,036,734,875         1,271,110,926

NET ASSETS:
Beginning of year .......................................................      12,426,365,277        11,155,254,351
                                                                              ---------------       ---------------
End of year .............................................................     $15,463,100,152       $12,426,365,277
                                                                              ===============       ===============


See Notes to Financial Statements

Variable Annuity Account C

Condensed Financial Information - Year Ended December 31, 1999

------------------------------------------------------------------------------------------------------------------------------
                                       Value
                                      Per Unit             Increase (Decrease)                     Units
                                      --------                 in Value of                      Outstanding        Reserves
                              Beginning       End of           Accumulation                        at End           at End
                               of Year         Year                Unit                           of Year           of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Qualified III                   $15.886       $17.940              12.93%                           33,852.1     $    607,317
Qualified V                      15.800        17.814              12.75%                            1,632.1           29,075
Qualified VI                     15.886        17.940              12.93%                        2,759,063.1       49,498,437
Qualified VIII                   15.882        17.934              12.92%                                7.6              136
Qualified X (1.15)               16.395        18.533              13.04%                           11,213.5          207,822
Qualified X (1.25)               16.337        18.450              12.93%                          473,603.0        8,737,920
Qualified XI                     16.028        18.172              13.38%                           68,230.2        1,239,866
Qualified XII (0.40)             14.086        16.043              13.89%                           84,264.1        1,351,871
Qualified XII (0.45)              9.519        10.836              13.84%                           53,201.3          576,512
Qualified XII (0.50)              9.848        11.205              13.78%                            4,725.1           52,944
Qualified XII (0.55)              9.864        10.819               9.68%            (11)            3,650.3           39,493
Qualified XII (0.65)              9.484        10.802              13.90%             (4)          184,741.3        1,995,487
Qualified XII (0.70)             10.056        10.793               7.33%             (5)            7,803.1           84,218
Qualified XII (0.75)              9.502        10.784              13.49%                           52,441.5          565,534
Qualified XII (0.80)             10.101        11.458              13.43%                          169,078.4        1,937,317
Qualified XII (0.85)             14.113        16.002              13.38%                          150,454.1        2,407,530
Qualified XII (0.90)              9.953        11.279              13.32%                           19,045.8          214,821
Qualified XII (0.95)             14.076        15.944              13.27%                           75,808.4        1,208,657
Qualified XII (1.00)             14.057        15.915              13.22%                          412,578.7        6,566,029
Qualified XII (1.05)             14.039        15.886              13.16%                           33,325.3          529,395
Qualified XII (1.10)             14.020        15.857              13.10%                           29,410.8          466,362
Qualified XII (1.15)             14.002        15.828              13.04%                           43,436.3          687,507
Qualified XII (1.20)             13.983        15.799              12.99%                           47,132.2          744,648
Qualified XII (1.25)             13.965        15.770              12.93%                            1,616.8           25,497
Qualified XII (1.30)             13.946        15.742              12.88%                            2,119.6           33,367
Qualified XII (1.40)             13.910        15.685              12.76%                              456.6            7,162
Qualified XII (1.50)             13.873        15.628              12.65%                           12,770.2          199,567
Qualified XIII                   16.011        18.135              13.27%                           11,395.7          206,664
Qualified XV                     15.984        18.105              13.27%                           11,315.1          204,861
Qualified XVI                    15.818        17.818              12.64%                           40,362.2          719,184
Qualified XVII                   15.974        18.102              13.32%                            7,679.2          139,012
Qualified XVIII                  16.427        18.616              13.33%                            9,028.8          168,085
Qualified XXI                    16.800        18.122               7.87%             (5)           14,127.4          256,014
Qualified XXII                   16.828        18.152               7.87%             (5)            9,509.9          172,623
------------------------------------------------------------------------------------------------------------------------------

Aetna Balanced VP, Inc.:
Qualified I                      28.687        32.205              12.26%                           46,577.5        1,500,025
Qualified III                    28.524        32.002              12.19%                        2,155,444.9       68,979,058
Qualified V                      21.650        24.251              12.01%                            2,950.4           71,552
Qualified VI                     21.723        24.372              12.19%                       21,610,375.0      526,690,848
Qualified VII                    20.906        23.469              12.26%                          244,536.2        5,739,082
Qualified VIII                   20.165        22.622              12.18%                            4,333.4           98,031
Qualified IX                     20.269        22.855              12.76%                            3,089.4           70,608
Qualified X (1.15)               21.836        24.523              12.31%                          144,539.6        3,544,554
Qualified X (1.25)               21.723        24.372              12.19%                        5,427,321.4      132,275,378
Qualified XI                     21.917        24.687              12.64%                          725,532.7       17,911,003
Qualified XII (0.40)             15.331        17.347              13.15%                          720,935.4       12,506,401
Qualified XII (0.45)             10.747        12.064              12.25%             (1)           80,716.6          973,804
Qualified XII (0.50)             11.077        12.521              13.04%                          307,533.7        3,850,603
Qualified XII (0.55)             11.266        12.045               6.91%            (11)          237,141.6        2,856,384
Qualified XII (0.65)             11.183        12.026               7.54%             (4)          119,528.5        1,437,404
Qualified XII (0.70)             11.192        12.016               7.36%             (5)           96,082.3        1,154,518
Qualified XII (0.75)             10.648        12.006              12.75%                          194,624.9        2,336,717
Qualified XII (0.80)             11.358        12.801              12.70%                        3,380,638.3       43,274,716
Qualified XII (0.85)             15.360        17.303              12.65%                        1,479,143.3       25,592,940
Qualified XII (0.90)             11.157        12.561              12.58%                           13,520.7          169,839
Qualified XII (0.95)             15.320        17.240              12.53%                          565,751.2        9,753,347
Qualified XII (1.00)             15.300        17.208              12.47%                        2,306,988.0       39,699,337
Qualified XII (1.05)             15.279        17.177              12.42%                          103,304.6        1,774,462

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                              --------              in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc. (continued):
Qualified XII (1.10)                     $15.259     $17.146           12.37%                           79,952.8   $  1,370,853
Qualified XII (1.15)                      15.239      17.115           12.31%                          224,431.2      3,841,053
Qualified XII (1.20)                      15.219      17.083           12.25%                           33,948.3        579,954
Qualified XII (1.25)                      15.199      17.052           12.19%                            2,089.1         35,624
Qualified XII (1.30)                      15.179      17.021           12.14%                              112.6          1,916
Qualified XII (1.40)                      15.139      16.960           12.03%                            1,121.8         19,026
Qualified XII (1.50)                      15.099      16.898           11.91%                           10,945.5        184,956
Qualified XIII                            21.893      24.637           12.53%                          127,612.2      3,143,976
Qualified XV                              21.857      24.596           12.53%                           86,058.1      2,116,686
Qualified XVI                             21.629      24.206           11.91%                          352,494.7      8,532,621
Qualified XVII                            21.808      24.529           12.48%                          343,841.9      8,434,153
Qualified XVIII                           21.808      24.529           12.48%                          567,804.2     13,927,761
Qualified XIX                             28.800      32.412           12.54%                           59,324.7      1,922,853
Qualified XX                              28.636      32.208           12.47%                          129,106.3      4,158,308
Qualified XXI                             22.705      24.619            8.43%              (5)         246,195.4      6,061,023
Qualified XXII                            22.742      24.660            8.43%              (5)          89,984.8      2,219,002
Annuity contracts in payment period                                                                                  34,529,808
--------------------------------------------------------------------------------------------------------------------------------

Aetna Bond VP:
Qualified I                               55.494      54.432           (1.91%)                          13,087.6        712,387
Qualified III                             54.819      53.738           (1.97%)                         867,416.1     46,612,996
Qualified V                               14.285      13.981           (2.13%)                           9,603.3        134,261
Qualified VI                              14.137      13.859           (1.97%)                      11,928,359.4    165,309,860
Qualified VII                             13.083      12.833           (1.91%)                         162,929.5      2,090,861
Qualified VIII                            13.018      12.760           (1.98%)                           6,576.0         83,911
Qualified IX                              13.221      13.012           (1.58%)                           1,660.2         21,602
Qualified X (1.15)                        14.211      13.945           (1.87%)                          71,392.2        995,530
Qualified X (1.25)                        14.137      13.859           (1.97%)                       2,085,754.6     28,905,552
Qualified XI                              14.264      14.037           (1.59%)                         345,814.5      4,854,370
Qualified XII (0.40)                      12.079      11.942           (1.13%)                         198,382.2      2,368,992
Qualified XII (0.45)                      10.455      10.396           (0.56%)             (9)          19,692.6        204,733
Qualified XII (0.50)                      10.662      10.530           (1.24%)                          84,610.6        890,970
Qualified XII (0.55)                      10.419      10.380           (0.37%)            (11)          31,522.7        327,195
Qualified XII (0.65)                      10.594      10.363           (2.18%)             (4)         113,546.9      1,176,679
Qualified XII (0.70)                      10.447      10.355           (0.88%)             (5)          36,754.8        380,581
Qualified XII (0.75)                      10.502      10.346           (1.49%)                          51,553.5        533,383
Qualified XII (0.80)                      10.650      10.487           (1.53%)                         617,713.8      6,477,656
Qualified XII (0.85)                      12.102      11.911           (1.58%)                         637,752.4      7,595,995
Qualified XII (0.90)                      10.654      10.481           (1.62%)                           2,670.4         27,987
Qualified XII (0.95)                      12.070      11.867           (1.68%)                         228,113.5      2,707,087
Qualified XII (1.00)                      12.054      11.846           (1.73%)                       1,191,777.2     14,117,427
Qualified XII (1.05)                      12.038      11.824           (1.78%)                          54,349.6        642,636
Qualified XII (1.10)                      12.022      11.803           (1.82%)                          24,570.7        289,999
Qualified XII (1.15)                      12.006      11.781           (1.87%)                          88,391.1      1,041,349
Qualified XII (1.20)                      11.990      11.760           (1.92%)                          26,797.5        315,130
Qualified XII (1.25)                      11.975      11.738           (1.98%)                             520.5          6,110
Qualified XII (1.30)                      11.959      11.717           (2.02%)                          36,650.4        429,431
Qualified XII (1.40)                      11.927      11.674           (2.12%)                             323.8          3,780
Qualified XII (1.50)                      11.896      11.632           (2.22%)                           6,253.3         72,737
Qualified XIII                            14.248      14.009           (1.68%)                         128,234.5      1,796,461
Qualified XV                              14.225      13.986           (1.68%)                         114,358.8      1,599,414
Qualified XVI                             14.076      13.764           (2.22%)                         186,302.7      2,564,315
Qualified XVII                            14.171      13.912           (1.83%)                         347,131.3      4,829,329
Qualified XVIII                           14.171      13.912           (1.83%)                         608,177.8      8,461,036
Qualified XIX                             55.625      54.642           (1.77%)                          14,745.1        805,707
Qualified XX                              54.949      53.945           (1.83%)                          22,963.9      1,238,793
Qualified XXI                             14.118      13.999           (0.84%)             (5)          23,788.3        333,009
Qualified XXII                            14.142      14.022           (0.85%)             (5)          74,783.9      1,048,631
Annuity contracts in payment period                                                                                   5,764,551
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                  Units
                                              --------              in Value of                   Outstanding      Reserves
                                       Beginning     End of         Accumulation                     at End         at End
                                        of Year       Year              Unit                        of Year         of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Qualified III                            $15.120     $16.458            8.85%                         30,738.0   $    505,884
Qualified V                               15.038      16.342            8.67%                            383.9          6,274
Qualified VI                              15.120      16.458            8.85%                      2,306,431.0     37,959,074
Qualified VIII                            15.116      16.452            8.84%                             98.8          1,626
Qualified X (1.15)                        15.532      16.923            8.96%                         39,124.9        662,102
Qualified X (1.25)                        15.478      16.847            8.84%                        372,045.9      6,267,768
Qualified XI                              15.255      16.670            9.28%                         69,847.5      1,164,381
Qualified XII (0.40)                      13.628      14.960            9.77%                         62,562.9        935,938
Qualified XII (0.45)                       9.800      10.752            9.71%                        111,368.9      1,197,490
Qualified XII (0.50)                      10.086      11.061            9.67%                          1,386.1         15,332
Qualified XII (0.55)                      10.032      10.735            7.01%             (11)         3,809.4         40,895
Qualified XII (0.65)                       9.799      10.718            9.38%              (4)        90,629.0        971,345
Qualified XII (0.70)                      10.178      10.709            5.22%              (5)         2,882.4         30,868
Qualified XII (0.75)                       9.782      10.701            9.39%                         67,538.1        722,694
Qualified XII (0.80)                      10.312      11.275            9.34%                         93,911.4      1,058,841
Qualified XII (0.85)                      13.654      14.921            9.28%                        121,322.2      1,810,277
Qualified XII (0.90)                      10.489      11.115            5.97%              (8)         4,102.4         45,598
Qualified XII (0.95)                      13.618      14.867            9.17%                         75,296.8      1,119,436
Qualified XII (1.00)                      13.600      14.840            9.12%                        122,393.1      1,816,307
Qualified XII (1.05)                      13.582      14.813            9.06%                         40,689.7        602,733
Qualified XII (1.10)                      13.564      14.786            9.01%                         51,461.8        760,917
Qualified XII (1.15)                      13.546      14.759            8.95%                         34,307.7        506,351
Qualified XII (1.20)                      13.528      14.732            8.90%                        436,388.8      6,428,997
Qualified XII (1.25)                      13.510      14.705            8.85%                          9,106.6        133,916
Qualified XII (1.30)                      13.492      14.679            8.80%                            870.2         12,773
Qualified XII (1.40)                      13.457      14.625            8.68%                          1,479.4         21,636
Qualified XII (1.50)                      13.421      14.572            8.58%                         15,404.5        224,478
Qualified XIII                            15.239      16.637            9.17%                         10,401.1        173,040
Qualified XV                              15.214      16.609            9.17%                         14,626.7        242,937
Qualified XVI                             15.055      16.346            8.58%                         32,067.0        524,165
Qualified XVII                            15.204      16.607            9.23%                         47,768.1        793,264
Qualified XVIII                           15.563      16.999            9.23%                         13,248.1        225,204
Qualified XXI                             15.738      16.624            5.63%              (5)        12,283.9        204,214
Qualified XXII                            15.764      16.652            5.63%              (5)        12,822.1        213,515
Annuity contracts in payment period                                                                                    73,220
------------------------------------------------------------------------------------------------------------------------------

Aetna Get Fund, Series C:
Qualified III                             15.904      19.358           21.72%                        596,623.2     11,549,650
Qualified VI                              15.904      19.358           21.72%                      5,363,382.8    103,826,321
Qualified XI                              16.014      19.568           22.19%                        577,726.4     11,305,148
Qualified XII (0.65)                      16.025      19.672           22.76%                         38,157.9        750,657
Qualified XII (0.70)                      12.660      13.520            6.79%             (11)        33,609.8        454,406
Qualified XII (0.75)                      11.696      14.343           22.63%                         12,252.8        175,745
Qualified XII (0.80)                      12.234      13.498           10.33%             (11)         8,956.2        120,893
Qualified XII (0.90)                      12.110      13.477           11.29%             (10)        10,850.4        146,226
Qualified XII (1.00)                      10.999      13.455           22.33%                         10,347.4        139,222
Qualified XII (1.05)                      12.202      14.919           22.27%                        665,803.2      9,933,249
Qualified XII (1.10)                      16.050      19.615           22.21%                         90,184.8      1,768,933
Qualified XII (1.15)                      13.929      14.489            4.02%             (12)         4,014.7         58,168
Qualified XII (1.20)                      16.014      19.550           22.08%                         98,911.8      1,933,743
Qualified XII (1.25)                      15.995      19.518           22.03%                      1,061,017.8     20,709,009
Qualified XII (1.30)                      15.977      19.486           21.96%                          1,697.8         33,083
Qualified XII (1.35)                      15.959      19.454           21.90%                          5,444.4        105,915
Qualified XII (1.40)                      15.940      19.422           21.84%                          3,217.1         62,483
Qualified XII (1.45)                      15.922      19.390           21.78%                          3,011.6         58,396
Qualified XII (1.75)                      15.813      19.200           21.42%                            495.5          9,514
Qualified XIII                            16.014      19.550           22.08%                         90,531.2      1,769,901
Qualified XV                              16.002      19.536           22.08%                         17,017.4        332,453

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------------
                                                Value
                                               Per Unit          Increase (Decrease)                   Units
                                               --------              in Value of                    Outstanding      Reserves
                                        Beginning     End of         Accumulation                      at End         at End
                                         of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C (continued):
Qualified XVI                             $15.835     $19.227            21.42%                         28,960.1   $    556,808
Qualified XVII                             15.904      19.358            21.72%                         95,802.4      1,854,577
Qualified XXI                              16.740      19.557            16.83%             (6)         48,418.5        946,913
Qualified XXII                             16.752      19.571            16.83%             (6)         92,268.0      1,805,772
--------------------------------------------------------------------------------------------------------------------------------

Aetna Get Fund, Series D:
Qualified III                              10.062      10.726             6.60%                      3,810,727.5     40,872,636
Qualified V                                10.058      10.704             6.42%                          5,515.1         59,034
Qualified VI                               10.062      10.726             6.60%                     18,170,043.9    194,886,034
Qualified IX                               10.065      10.745             6.76%                         15,611.1        167,749
Qualified X (1.15)                         10.062      10.726             6.60%                        139,046.9      1,491,372
Qualified X (1.25)                         10.062      10.726             6.60%                      3,231,872.5     34,664,023
Qualified XI                               10.068      10.775             7.02%                      2,873,392.4     30,961,803
Qualified XII (0.65)                       10.076      10.833             7.51%                        102,963.8      1,115,377
Qualified XII (0.70)                       10.467      10.832             3.49%            (11)         67,005.7        725,790
Qualified XII (0.75)                       10.079      10.825             7.40%                         25,428.6        275,267
Qualified XII (0.80)                       10.229      10.818             5.76%            (11)         41,864.1        452,904
Qualified XII (0.85)                       10.071      10.779             7.03%                        202,198.1      2,179,410
Qualified XII (0.90)                       10.160      10.805             6.35%            (10)         22,607.0        244,272
Qualified XII (1.00)                       10.073      10.792             7.14%                         18,211.6        196,537
Qualified XII (1.05)                       10.072      10.785             7.08%                      4,843,476.6     52,237,951
Qualified XII (1.15)                       10.566      10.772             1.95%            (12)          8,484.1         91,391
Qualified XII (1.20)                       10.068      10.765             6.92%                        414,563.5      4,462,919
Qualified XII (1.25)                       10.067      10.759             6.87%                      7,379,720.4     79,396,426
Qualified XII (1.30)                       10.066      10.752             6.82%                         42,788.7        460,068
Qualified XII (1.40)                       10.064      10.739             6.71%                         17,125.9        183,914
Qualified XII (1.50)                       10.069      10.726             6.52%             (1)          4,237.4         45,449
Qualified XII (1.55)                       10.060      10.719             6.55%                         84,745.5        908,394
Qualified XII (1.75)                       10.056      10.693             6.33%                         13,930.9        148,960
Qualified XIII                             10.068      10.765             6.92%                        420,980.0      4,531,995
Qualified XV                               10.068      10.765             6.92%                         83,197.7        895,652
Qualified XVI                              10.056      10.693             6.33%                        132,567.9      1,417,517
Qualified XVII                             10.062      10.726             6.60%                        157,815.2      1,692,675
Qualified XVIII                            10.062      10.726             6.60%                        591,778.3      6,347,224
Qualified XXI                               9.949      10.777             8.32%             (6)        384,568.8      4,144,416
Qualified XXII                              9.949      10.777             8.32%             (6)        573,839.4      6,184,145
--------------------------------------------------------------------------------------------------------------------------------

Aetna Get Fund, Series E:
Qualified III                              10.000      10.760             7.60%             (6)      1,175,742.6     12,651,122
Qualified V                                10.019      10.751             7.31%             (7)            489.8          5,266
Qualified VI                               10.000      10.760             7.60%             (6)      6,811,257.7     73,289,900
Qualified X (1.15)                         10.020      10.755             7.34%             (6)        162,651.2      1,749,277
Qualified X (1.25)                         10.012      10.752             7.39%             (6)      1,460,077.3     15,699,247
Qualified XI                               10.000      10.787             7.87%             (6)        793,284.8      8,556,796
Qualified XII (0.70)                       10.355      10.807             4.37%            (11)          4,273.8         46,188
Qualified XII (0.80)                       10.115      10.801             6.78%            (11)         33,946.1        366,660
Qualified XII (1.00)                       10.001      10.789             7.88%             (6)          2,108.2         22,746
Qualified XII (1.05)                       10.000      10.787             7.87%             (6)      1,369,132.2     14,768,193
Qualified XII (1.10)                       10.000      10.784             7.84%             (6)         54,629.0        589,097
Qualified XII (1.15)                       10.516      10.781             2.52%            (12)          1,600.5         17,255
Qualified XII (1.20)                       10.000      10.778             7.78%             (6)        106,496.3      1,147,788
Qualified XII (1.25)                       10.000      10.775             7.75%             (6)      1,782,985.0     19,211,276
Qualified XII (1.30)                       10.002      10.772             7.70%             (6)         12,179.6        131,196
Qualified XII (1.35)                       10.060      10.769             7.05%             (8)          3,590.8         38,669
Qualified XII (1.40)                       10.006      10.766             7.60%             (6)          7,037.4         75,764
Qualified XII (1.50)                       10.038      10.760             7.19%             (7)          9,588.6        103,175
Qualified XII (1.75)                       10.004      10.745             7.41%             (6)          1,012.4         10,879
Qualified XIII                             10.001      10.778             7.77%             (6)        110,714.9      1,193,255
Qualified XV                               10.005      10.778             7.73%             (6)         97,325.1      1,048,943

Variable Annuity Account C

-------------------------------------------------------------------------------------

                                                Value
                                               Per Unit          Increase (Decrease)
                                               --------              in Value of
                                        Beginning     End of         Accumulation
                                         of Year       Year              Unit
-------------------------------------------------------------------------------------
Aetna Get Fund, Series E (continued):
Qualified XVI                            $ 10.004    $ 10.745            7.41%
Qualified XVII                             10.005      10.760            7.55%
Qualified XVIII                            10.012      10.752            7.39%
Qualified XXI                              10.005      10.787            7.82%
Qualified XXII                             10.000      10.787            7.87%
-------------------------------------------------------------------------------------

Aetna Get Fund, Series G:
Qualified III                              10.003      10.370            3.67%
Qualified VI                                9.998      10.370            3.72%
Qualified X (1.25)                          9.999      10.369            3.70%
Qualified XI                                9.999      10.384            3.85%
Qualified XII (0.65)                       10.014      10.397            3.82%
Qualified XII (0.80)                       10.054      10.392            3.36%
Qualified XII (0.90)                       10.048      10.389            3.39%
Qualified XII (0.95)                        9.998      10.379            3.81%
Qualified XII (1.00)                       10.029      10.386            3.56%
Qualified XII (1.05)                       10.004      10.384            3.80%
Qualified XII (1.10)                       10.015      10.383            3.67%
Qualified XII (1.25)                       10.005      10.378            3.73%
Qualified XII (1.30)                        9.999      10.376            3.77%
Qualified XII (1.35)                       10.072      10.375            3.01%
Qualified XII (1.40)                       10.011      10.373            3.62%
Qualified XII (1.45)                        9.999      10.371            3.72%
Qualified XII (1.75)                       10.073      10.362            2.87%
Qualified XIII                             10.005      10.379            3.74%
Qualified XV                                9.998      10.379            3.81%
Qualified XVI                              10.010      10.362            3.52%
Qualified XVII                             10.020      10.370            3.49%
Qualified XVIII                            10.026      10.369            3.42%
Qualified XXI                              10.021      10.384            3.62%
Qualified XXII                             10.007      10.384            3.77%
-------------------------------------------------------------------------------------

Aetna Get Fund, Series H:
Qualified III                              10.001      10.020            0.19%
Qualified VI                               10.000      10.020            0.20%
Qualified X (1.25)                         10.000      10.020            0.20%
Qualified XI                               10.007      10.022            0.15%
Qualified XII (0.95)                       10.015      10.021            0.06%
Qualified XII (1.25)                       10.000      10.021            0.21%
Qualified XII (1.30)                       10.005      10.021            0.16%
Qualified XII (1.35)                       10.005      10.020            0.15%
Qualified XII (1.45)                       10.007      10.020            0.13%
Qualified XIII                             10.008      10.021            0.13%
Qualified XV                               10.006      10.021            0.15%
Qualified XVI                              10.015      10.019            0.04%
Qualified XVIII                            10.006      10.020            0.14%
Qualified XXI                              10.014      10.022            0.08%
-------------------------------------------------------------------------------------

Aetna Growth and Income VP:
Qualified I                               323.019     374.804           16.03%
Qualified III                             245.765     284.994           15.96%
Qualified V                                25.037      28.987           15.78%
Qualified VI                               25.094      29.100           15.96%
Qualified VII                              23.657      27.450           16.03%
Qualified VIII                             23.301      27.018           15.95%
Qualified IX                               23.323      27.182           16.55%
Qualified X (1.15)                         25.225      29.280           16.08%
Qualified X (1.25)                         25.094      29.100           15.96%
Qualified XI                               25.319      29.475           16.41%
Qualified XII (0.40)                       16.747      19.586           16.95%


--------------------------------------------------------------------------------------

                                                         Units
                                                      Outstanding         Reserves
                                                         at End            at End
                                                        of Year           of Year
--------------------------------------------------------------------------------------
Aetna Get Fund, Series E (continued):
Qualified XVI                                (6)           36,127.2    $      388,203
Qualified XVII                               (6)          163,057.8         1,754,543
Qualified XVIII                              (6)           69,586.5           748,228
Qualified XXI                                (6)          208,645.0         2,250,556
Qualified XXII                               (6)          181,444.5         1,957,158
--------------------------------------------------------------------------------------

Aetna Get Fund, Series G:
Qualified III                                (9)          652,808.0         6,769,699
Qualified VI                                 (9)        1,877,479.2        19,469,026
Qualified X (1.25)                           (9)          493,375.1         5,115,589
Qualified XI                                 (9)           90,486.0           939,626
Qualified XII (0.65)                         (9)            6,272.2            65,212
Qualified XII (0.80)                        (11)            1,379.7            14,338
Qualified XII (0.90)                        (10)              340.0             3,532
Qualified XII (0.95)                         (9)           14,669.7           152,263
Qualified XII (1.00)                        (10)              498.6             5,178
Qualified XII (1.05)                         (9)          212,129.8         2,202,850
Qualified XII (1.10)                         (9)           51,654.2           536,305
Qualified XII (1.25)                         (9)          739,313.3         7,672,438
Qualified XII (1.30)                         (9)            1,182.2            12,267
Qualified XII (1.35)                        (11)            3,428.9            35,574
Qualified XII (1.40)                         (9)            3,266.1            33,879
Qualified XII (1.45)                         (9)           40,814.1           423,298
Qualified XII (1.75)                        (12)            3,871.6            40,116
Qualified XIII                               (9)           30,304.5           314,543
Qualified XV                                 (9)           34,688.8           360,048
Qualified XVI                                (9)           11,830.8           122,588
Qualified XVII                              (10)           29,549.5           306,422
Qualified XVIII                             (10)           70,357.2           729,503
Qualified XXI                               (10)           13,722.6           142,499
Qualified XXII                               (9)           19,410.4           201,562
--------------------------------------------------------------------------------------

Aetna Get Fund, Series H:
Qualified III                               (12)           53,208.1           533,130
Qualified VI                                (12)           54,199.7           543,065
Qualified X (1.25)                          (12)           11,861.2           118,846
Qualified XI                                (12)              420.0             4,209
Qualified XII (0.95)                        (12)            1,556.5            15,598
Qualified XII (1.25)                        (12)           36,046.3           361,213
Qualified XII (1.30)                        (12)            1,295.0            12,976
Qualified XII (1.35)                        (12)              571.4             5,726
Qualified XII (1.45)                        (12)            3,803.9            38,115
Qualified XIII                              (12)              448.9             4,498
Qualified XV                                (12)              357.1             3,578
Qualified XVI                               (12)            1,043.1            10,451
Qualified XVIII                             (12)           11,877.3           119,007
Qualified XXI                               (12)            1,214.6            12,173
--------------------------------------------------------------------------------------

Aetna Growth and Income VP:
Qualified I                                               124,050.3        46,494,563
Qualified III                                           1,555,542.4       443,319,945
Qualified V                                                15,312.1           443,854
Qualified VI                                          107,941,231.7     3,141,089,842
Qualified VII                                           7,891,082.0       216,606,278
Qualified VIII                                             52,006.6         1,405,121
Qualified IX                                               18,313.2           497,783
Qualified X (1.15)                                        488,809.5        14,312,523
Qualified X (1.25)                                     17,496,240.9       509,140,609
Qualified XI                                            4,530,330.3       133,533,424
Qualified XII (0.40)                                    2,978,732.9        58,340,903

Variable Annuity Account C

-----------------------------------------------------------------
                                                  Value
                                                 Per Unit
                                                 --------
                                          Beginning     End of
                                           of Year       Year
-----------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XII (0.45)                       $ 10.152    $ 11.867
Qualified XII (0.50)                         10.665      12.460
Qualified XII (0.55)                         10.922      11.847
Qualified XII (0.65)                         10.867      11.828
Qualified XII (0.70)                         10.936      11.819
Qualified XII (0.75)                         10.133      11.809
Qualified XII (0.80)                         11.108      12.939
Qualified XII (0.85)                         16.779      19.535
Qualified XII (0.90)                         10.804      12.572
Qualified XII (0.95)                         16.735      19.464
Qualified XII (1.00)                         16.713      19.429
Qualified XII (1.05)                         16.691      19.393
Qualified XII (1.10)                         16.669      19.358
Qualified XII (1.15)                         16.647      19.323
Qualified XII (1.20)                         16.625      19.288
Qualified XII (1.25)                         16.603      19.253
Qualified XII (1.30)                         16.581      19.218
Qualified XII (1.40)                         16.537      19.148
Qualified XII (1.50)                         16.493      19.078
Qualified XIII                               25.291      29.416
Qualified XV                                 25.249      29.367
Qualified XVI                                24.986      28.902
Qualified XVII                               25.193      29.287
Qualified XVIII                              25.193      29.287
Qualified XIX                               324.288     377.218
Qualified XX                                246.731     286.829
Qualified XXI                                26.736      29.394
Qualified XXII                               26.781      29.443
Annuity contracts in payment period
-----------------------------------------------------------------

Aetna Growth VP:
Qualified III                                13.597      18.124
Qualified V                                  17.862      23.771
Qualified VI                                 17.912      23.875
Qualified VIII                               17.909      23.870
Qualified X (1.15)                           17.943      23.940
Qualified X (1.25)                           17.912      23.875
Qualified XI                                 18.005      24.094
Qualified XII (0.40)                         18.018      24.222
Qualified XII (0.45)                         11.470      15.412
Qualified XII (0.50)                         12.397      16.649
Qualified XII (0.55)                         12.980      15.387
Qualified XII (0.65)                         12.835      15.362
Qualified XII (0.70)                         12.378      15.350
Qualified XII (0.75)                         11.449      15.338
Qualified XII (0.80)                         13.030      17.447
Qualified XII (0.85)                         18.036      24.137
Qualified XII (0.90)                         12.681      16.962
Qualified XII (0.95)                         18.005      24.071
Qualified XII (1.00)                         17.989      24.039
Qualified XII (1.05)                         17.974      24.006
Qualified XII (1.10)                         17.958      23.973
Qualified XII (1.15)                         17.943      23.940
Qualified XII (1.20)                         17.927      23.908
Qualified XII (1.25)                         17.912      23.875
Qualified XII (1.30)                         18.880      23.843
Qualified XII (1.40)                         17.865      23.778
Qualified XII (1.50)                         17.834      23.713

----------------------------------------------------------------------------------------------------------

                                          Increase (Decrease)                   Units
                                              in Value of                    Outstanding       Reserves
                                              Accumulation                      at End          at End
                                                  Unit                         of Year         of Year
----------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XII (0.45)                              16.89%                        348,478.4    $  4,135,244
Qualified XII (0.50)                              16.83%                        674,274.8       8,401,436
Qualified XII (0.55)                               8.47%            (11)      1,191,861.0      14,120,507
Qualified XII (0.65)                               8.84%             (4)        479,212.5       5,668,292
Qualified XII (0.70)                               8.07%             (5)        296,167.3       3,500,351
Qualified XII (0.75)                              16.54%                        806,180.4       9,520,415
Qualified XII (0.80)                              16.48%                     13,348,490.1     172,721,345
Qualified XII (0.85)                              16.43%                      5,572,186.8     108,853,321
Qualified XII (0.90)                              16.36%                        128,636.7       1,617,278
Qualified XII (0.95)                              16.31%                      2,450,338.3      47,693,642
Qualified XII (1.00)                              16.25%                     12,501,599.0     242,890,830
Qualified XII (1.05)                              16.19%                        341,405.3       6,621,019
Qualified XII (1.10)                              16.13%                        143,471.8       2,777,354
Qualified XII (1.15)                              16.07%                        514,327.5       9,938,338
Qualified XII (1.20)                              16.02%                        192,381.3       3,710,616
Qualified XII (1.25)                              15.96%                         35,467.5         682,848
Qualified XII (1.30)                              15.90%                          4,575.4          87,930
Qualified XII (1.40)                              15.79%                          2,976.6          56,996
Qualified XII (1.50)                              15.67%                         55,796.6       1,064,510
Qualified XIII                                    16.31%                      1,028,948.7      30,267,616
Qualified XV                                      16.31%                        975,159.8      28,637,704
Qualified XVI                                     15.67%                      1,449,637.9      41,897,597
Qualified XVII                                    16.25%                      4,958,302.8     145,215,966
Qualified XVIII                                   16.25%                      5,385,977.0     157,741,446
Qualified XIX                                     16.32%                         81,134.8      30,605,514
Qualified XX                                      16.25%                        158,086.1      45,343,739
Qualified XXI                                      9.94%             (5)        948,653.9      27,885,068
Qualified XXII                                     9.94%             (5)      1,234,586.7      36,350,268
Annuity contracts in payment period                                                           373,523,149
----------------------------------------------------------------------------------------------------------

Aetna Growth VP:
Qualified III                                     33.29%                            781.3          14,161
Qualified V                                       33.08%                          2,180.1          51,825
Qualified VI                                      33.29%                      3,505,798.2      83,701,657
Qualified VIII                                    33.28%                          1,147.1          27,382
Qualified X (1.15)                                33.42%                         30,864.5         738,909
Qualified X (1.25)                                33.29%                        516,658.3      12,335,324
Qualified XI                                      33.82%                        172,921.7       4,166,336
Qualified XII (0.40)                              34.43%                         59,855.2       1,449,804
Qualified XII (0.45)                              34.37%                        134,661.4       2,075,404
Qualified XII (0.50)                              34.30%                         34,477.5         574,011
Qualified XII (0.55)                              18.54%            (11)         12,695.3         195,345
Qualified XII (0.65)                              19.69%            (10)         17,761.6         272,862
Qualified XII (0.70)                              24.01%             (5)          9,291.4         142,622
Qualified XII (0.75)                              33.97%                         28,754.1         441,021
Qualified XII (0.80)                              33.90%                        728,963.9      12,718,065
Qualified XII (0.85)                              33.83%                         65,689.6       1,585,562
Qualified XII (0.90)                              33.76%                          4,181.5          70,925
Qualified XII (0.95)                              33.69%                         53,956.8       1,298,817
Qualified XII (1.00)                              33.63%                        550,969.6      13,244,542
Qualified XII (1.05)                              33.56%                         44,979.2       1,079,764
Qualified XII (1.10)                              33.49%                         14,642.6         351,029
Qualified XII (1.15)                              33.42%                         25,112.6         601,206
Qualified XII (1.20)                              33.36%                          7,994.8         191,138
Qualified XII (1.25)                              33.29%                          7,486.1         178,733
Qualified XII (1.30)                              26.29%             (2)            380.7           9,078
Qualified XII (1.40)                              33.10%                            745.5          17,726
Qualified XII (1.50)                              32.97%                          5,473.2         129,785

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                              --------              in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP (continued):
Qualified XIII                           $18.005     $24.071           33.69%                           26,330.1   $    633,804
Qualified XV                              18.005      24.071           33.69%                           24,433.9        588,158
Qualified XVI                             17.834      23.713           32.97%                           63,830.9      1,513,617
Qualified XVII                            17.912      23.875           33.29%                           48,373.4      1,154,926
Qualified XVIII                           18.010      24.091           33.76%                           26,741.4        644,219
Qualified XXI                             19.053      24.094           26.46%              (5)          61,302.5      1,477,003
Qualified XXII                            19.053      24.094           26.46%              (5)          72,900.7      1,756,446
Annuity contracts in payment period                                                                                      71,588
--------------------------------------------------------------------------------------------------------------------------------

Aetna High Yield VP:
Qualified VI                               9.212       9.739            5.72%                          151,580.7      1,476,308
Qualified X (1.25)                         9.212       9.739            5.72%                           10,892.8        106,090
Qualified XI                               9.231       9.798            6.14%                            6,159.5         60,351
Qualified XII (0.40)                       9.238       9.850            6.62%                            2,048.8         20,181
Qualified XII (0.45)                       9.743       9.912            1.73%             (11)              68.0            674
Qualified XII (0.50)                       9.260       9.864            6.52%                            2,779.3         27,414
Qualified XII (0.55)                       9.577       9.896            3.33%             (11)             128.7          1,273
Qualified XII (0.65)                       9.554       9.880            3.41%             (10)             215.0          2,124
Qualified XII (0.70)                       9.827       9.872            0.46%              (5)              75.9            750
Qualified XII (0.75)                       9.284       9.864            6.25%                               97.6            963
Qualified XII (0.80)                       9.241       9.814            6.20%                            6,652.0         65,281
Qualified XII (0.85)                       9.238       9.806            6.15%                            7,192.3         70,524
Qualified XII (0.90)                       9.802       9.797           (0.05%)            (12)             146.2          1,432
Qualified XII (0.95)                       9.231       9.789            6.04%                           14,009.2        137,135
Qualified XII (1.00)                       9.228       9.781            5.99%                           11,321.5        110,732
Qualified XII (1.05)                       9.225       9.772            5.93%                              446.9          4,367
Qualified XII (1.10)                       9.222       9.764            5.88%                               51.2            500
Qualified XII (1.15)                       9.218       9.756            5.84%                              362.6          3,538
Qualified XII (1.20)                       9.215       9.748            5.78%                              118.8          1,158
Qualified XII (1.25)                       9.348       9.739            4.18%              (1)             259.8          2,531
Qualified XII (1.40)                       9.555       9.715            1.67%              (5)              29.8            290
Qualified XIII                             9.231       9.789            6.04%                                4.5             44
Qualified XV                               9.231       9.789            6.04%                            1,593.9         15,603
Qualified XVI                              9.196       9.698            5.46%                              706.9          6,855
Qualified XVII                             9.212       9.739            5.72%                            2,025.3         19,726
Qualified XVIII                            9.212       9.739            5.72%                            1,069.9         10,420
Qualified XXI                              9.492       9.798            3.22%              (8)              61.2            600
Qualified XXII                             9.716       9.798            0.84%              (5)           3,126.0         30,629
--------------------------------------------------------------------------------------------------------------------------------

Aetna Index Plus Bond VP:
Qualified III                             10.578      10.333           (2.32%)                          96,745.1        999,704
--------------------------------------------------------------------------------------------------------------------------------

Aetna Index Plus Large Cap VP:
Qualified V                               18.704      22.923           22.56%                            1,406.1         32,233
Qualified VI                              18.772      23.044           22.76%                       10,058,180.6    231,780,884
Qualified VIII                            18.769      23.038           22.74%                            1,284.5         29,593
Qualified X (1.15)                        18.815      23.120           22.88%                           56,950.1      1,316,689
Qualified X (1.25)                        18.772      23.044           22.76%                        1,067,590.0     24,601,562
Qualified XI                              18.902      23.294           23.24%                          580,524.9     13,523,011
Qualified XII (0.40)                      18.916      23.418           23.80%                          193,246.7      4,525,512
Qualified XII (0.45)                      11.307      13.991           23.74%                          226,926.8      3,174,926
Qualified XII (0.50)                      12.019      14.865           23.68%                           24,910.6        370,302
Qualified XII (0.55)                      12.633      13.968           10.57%             (11)         107,026.9      1,494,998
Qualified XII (0.65)                      12.586      13.946           10.81%              (4)         198,941.1      2,774,421
Qualified XII (0.70)                      12.362      13.935           12.72%              (5)          34,699.5        483,527
Qualified XII (0.75)                      11.286      13.923           23.37%                           81,577.5      1,135,841
Qualified XII (0.80)                      12.587      15.521           23.31%                        2,792,639.0     43,344,718
Qualified XII (0.85)                      18.945      23.350           23.25%                          611,611.4     14,280,925
Qualified XII (0.90)                      12.206      15.036           23.19%                           14,614.0        219,739
Qualified XII (0.95)                      18.902      23.273           23.12%                          297,993.7      6,935,159

Variable Annuity Account C

--------------------------------------------------------------------
                                                     Value
                                                    Per Unit
                                                    --------
                                             Beginning     End of
                                              of Year       Year
--------------------------------------------------------------------
Aetna Index Plus Large Cap VP (continued):
Qualified XII (1.00)                           $18.880     $23.235
Qualified XII (1.05)                            18.859      23.196
Qualified XII (1.10)                            18.837      23.158
Qualified XII (1.15)                            18.815      23.120
Qualified XII (1.20)                            18.794      23.082
Qualified XII (1.25)                            18.772      23.044
Qualified XII (1.30)                            18.751      23.006
Qualified XII (1.40)                            18.708      22.930
Qualified XII (1.50)                            18.665      22.855
Qualified XIII                                  18.902      23.273
Qualified XIV                                   18.772      23.044
Qualified XV                                    18.888      23.256
Qualified XVI                                   18.691      22.887
Qualified XVII                                  18.802      23.103
Qualified XVIII                                 18.876      23.252
Qualified XXI                                   20.242      23.277
Qualified XXII                                  20.257      23.294
Annuity contracts in payment period
--------------------------------------------------------------------

Aetna Index Plus Mid Cap VP:
Qualified III                                   11.338      12.967
Qualified VI                                    10.891      12.455
Qualified VIII                                  10.582      12.454
Qualified X (1.25)                              10.891      12.455
Qualified XI                                    10.913      12.530
Qualified XII (0.40)                            10.921      12.597
Qualified XII (0.45)                            10.889      12.916
Qualified XII (0.50)                            10.947      12.614
Qualified XII (0.55)                            11.478      12.896
Qualified XII (0.65)                            11.204      12.875
Qualified XII (0.70)                            11.323      12.864
Qualified XII (0.75)                            11.183      12.854
Qualified XII (0.80)                            10.925      12.551
Qualified XII (0.85)                            10.921      12.540
Qualified XII (0.90)                            11.099      12.529
Qualified XII (0.95)                            10.913      12.519
Qualified XII (1.00)                            10.909      12.508
Qualified XII (1.05)                            10.906      12.498
Qualified XII (1.10)                            10.902      12.487
Qualified XII (1.15)                            10.898      12.477
Qualified XII (1.20)                            10.894      12.466
Qualified XII (1.25)                            10.154      12.455
Qualified XII (1.30)                            10.887      12.445
Qualified XII (1.50)                            10.872      12.403
Qualified XIII                                  10.913      12.519
Qualified XV                                    10.913      12.519
Qualified XVI                                   10.872      12.403
Qualified XVIII                                 10.891      12.455
Qualified XXI                                   10.927      12.530
Qualified XXII                                  10.927      12.530
--------------------------------------------------------------------

Aetna Index Plus Small Cap VP:
Qualified III                                    9.157      10.019
Qualified VI                                     8.815       9.645
Qualified VIII                                   8.606       9.644
Qualified X (1.15)                               9.414       9.661
Qualified X (1.25)                               8.815       9.645
Qualified XI                                     8.834       9.703
Qualified XII (0.40)                             8.840       9.754

-------------------------------------------------------------------------------------------------------------

                                             Increase (Decrease)                    Units
                                                 in Value of                     Outstanding      Reserves
                                                 Accumulation                      at End          at End
                                                     Unit                          of Year         of Year
-------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP (continued):
Qualified XII (1.00)                                 23.07%                       1,544,113.0   $35,876,783
Qualified XII (1.05)                                 23.00%                          61,199.8     1,419,609
Qualified XII (1.10)                                 22.94%                          65,998.6     1,528,406
Qualified XII (1.15)                                 22.88%                          49,777.3     1,150,854
Qualified XII (1.20)                                 22.82%                          32,935.8       760,222
Qualified XII (1.25)                                 22.76%                           6,042.9       139,252
Qualified XII (1.30)                                 22.69%                          14,317.4       329,386
Qualified XII (1.40)                                 22.57%                           1,398.9        32,077
Qualified XII (1.50)                                 22.45%                          22,096.9       505,026
Qualified XIII                                       23.12%                          83,940.6     1,953,535
Qualified XIV                                        22.76%                       2,748,955.1    63,346,969
Qualified XV                                         23.13%                          37,025.1       861,037
Qualified XVI                                        22.45%                         118,787.7     2,718,738
Qualified XVII                                       22.88%                          80,552.2     1,861,018
Qualified XVIII                                      23.18%                          53,167.9     1,236,259
Qualified XXI                                        14.99%             (5)         309,654.8     7,207,844
Qualified XXII                                       14.99%             (5)         120,481.2     2,806,532
Annuity contracts in payment period                                                               1,234,629
-------------------------------------------------------------------------------------------------------------

Aetna Index Plus Mid Cap VP:
Qualified III                                        14.37%                          73,984.0       959,354
Qualified VI                                         14.36%                         395,149.5     4,921,781
Qualified VIII                                       17.69%             (1)               1.5            18
Qualified X (1.25)                                   14.36%                          51,901.1       646,454
Qualified XI                                         14.82%                          32,616.9       408,704
Qualified XII (0.40)                                 15.35%                           2,808.2        35,376
Qualified XII (0.45)                                 18.62%             (9)           2,661.4        34,376
Qualified XII (0.50)                                 15.23%                           3,620.5        45,671
Qualified XII (0.55)                                 12.35%            (11)              60.3           777
Qualified XII (0.65)                                 14.91%            (10)           5,592.0        71,996
Qualified XII (0.70)                                 13.61%             (5)             285.2         3,669
Qualified XII (0.75)                                 14.94%                           3,958.9        50,888
Qualified XII (0.80)                                 14.88%                          50,226.6       630,372
Qualified XII (0.85)                                 14.82%                          16,931.2       212,317
Qualified XII (0.90)                                 12.88%             (9)              41.6           521
Qualified XII (0.95)                                 14.72%                           2,499.6        31,292
Qualified XII (1.00)                                 14.66%                          62,741.6       784,786
Qualified XII (1.05)                                 14.60%                             460.2         5,751
Qualified XII (1.10)                                 14.54%                           1,327.0        16,571
Qualified XII (1.15)                                 14.49%                             933.2        11,643
Qualified XII (1.20)                                 14.43%                           1,114.9        13,898
Qualified XII (1.25)                                 22.66%             (3)           1,234.4        15,375
Qualified XII (1.30)                                 14.31%                             385.2         4,794
Qualified XII (1.50)                                 14.08%                             160.9         1,995
Qualified XIII                                       14.72%                           5,399.2        67,592
Qualified XV                                         14.72%                           3,069.4        38,425
Qualified XVI                                        14.08%                           3,733.0        46,300
Qualified XVIII                                      14.36%                           3,584.7        44,650
Qualified XXI                                        14.67%             (5)           2,026.9        25,398
Qualified XXII                                       14.67%             (5)           6,385.8        80,016
-------------------------------------------------------------------------------------------------------------

Aetna Index Plus Small Cap VP:
Qualified III                                         9.41%                         118,433.1     1,186,554
Qualified VI                                          9.42%                         407,202.6     3,927,371
Qualified VIII                                       12.06%             (1)               1.8            18
Qualified X (1.15)                                    2.62%            (12)           1,062.2        10,262
Qualified X (1.25)                                    9.42%                          73,715.1       710,965
Qualified XI                                          9.84%                          14,120.0       137,004
Qualified XII (0.40)                                 10.34%                           2,620.1        25,558

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                    Per Unit          Increase (Decrease)                  Units
                                                    --------              in Value of                   Outstanding    Reserves
                                             Beginning     End of         Accumulation                     at End       at End
                                              of Year       Year              Unit                        of Year       of Year
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP (continued):
Qualified XII (0.45)                          $ 8.954      $10.166            13.54%             (9)        1,372.7   $   13,956
Qualified XII (0.50)                            8.861        9.768            10.24%                        1,189.7       11,621
Qualified XII (0.55)                            9.235       10.150             9.91%            (11)           70.3          714
Qualified XII (0.65)                            8.416       10.134            20.41%             (4)       40,166.0      407,029
Qualified XII (0.70)                            8.998       10.126            12.54%             (9)           42.2          427
Qualified XII (0.75)                            9.201       10.117             9.96%                        2,982.2       30,172
Qualified XII (0.80)                            8.843        9.718             9.89%                       50,270.2      488,546
Qualified XII (0.85)                            8.840        9.710             9.84%                       20,738.7      201,377
Qualified XII (0.90)                            8.837        9.702             9.79%                          585.8        5,683
Qualified XII (0.95)                            8.834        9.694             9.74%                       16,330.3      158,302
Qualified XII (1.00)                            8.831        9.686             9.68%                       63,842.3      618,352
Qualified XII (1.05)                            8.827        9.677             9.63%                        1,537.6       14,880
Qualified XII (1.10)                            8.476        9.669            14.08%             (2)        1,596.3       15,435
Qualified XII (1.15)                            8.821        9.661             9.52%                        3,035.3       29,325
Qualified XII (1.20)                            8.818        9.653             9.47%                        1,732.9       16,727
Qualified XII (1.30)                            8.812        9.637             9.36%                          468.3        4,513
Qualified XII (1.50)                            8.800        9.604             9.14%                          233.0        2,238
Qualified XIII                                  8.834        9.694             9.74%                        5,249.1       50,884
Qualified XV                                    8.834        9.694             9.74%                        1,965.0       19,048
Qualified XVI                                   8.800        9.604             9.14%                        1,705.1       16,376
Qualified XVII                                  8.815        9.645             9.42%                          722.4        6,968
Qualified XVIII                                 8.815        9.645             9.42%                        6,066.5       58,510
Qualified XXI                                   8.783        9.703            10.47%             (5)        5,599.7       54,332
Qualified XXII                                  8.783        9.703            10.47%             (5)        5,602.6       54,361
---------------------------------------------------------------------------------------------------------------------------------

Aetna International VP:
Qualified V                                    10.104       14.554            44.04%             (4)           56.3          819
Qualified VI                                    9.765       14.594            49.45%                      271,051.8    3,955,686
Qualified VIII                                  9.945       14.592            46.73%             (1)            5.3           77
Qualified X (1.15)                             11.160       14.618            30.99%            (10)        7,827.5      114,426
Qualified X (1.25)                              9.765       14.594            49.45%                       55,009.4      802,798
Qualified XI                                    9.785       14.682            50.05%                        5,886.4       86,422
Qualified XII (0.40)                           10.059       14.760            46.73%             (2)        1,479.7       21,840
Qualified XII (0.45)                            9.567       14.414            50.66%                       19,616.2      282,743
Qualified XII (0.50)                            9.815       14.780            50.59%                        1,028.7       15,204
Qualified XII (0.55)                           11.236       14.391            28.08%            (11)           59.2          852
Qualified XII (0.65)                           11.021       14.367            30.36%            (10)          405.0        5,818
Qualified XII (0.70)                           10.927       14.356            31.38%            (10)           13.7          196
Qualified XII (0.75)                            9.550       14.344            50.20%                          133.9        1,921
Qualified XII (0.80)                            9.795       14.705            50.13%                       43,135.0      634,305
Qualified XII (0.85)                            9.792       14.693            50.05%                       12,522.6      183,991
Qualified XII (0.90)                           11.286       14.680            30.07%             (9)           23.5          345
Qualified XII (0.95)                            9.785       14.668            49.90%                        4,750.0       69,672
Qualified XII (1.00)                            9.781       14.656            49.84%                       54,742.1      802,278
Qualified XII (1.05)                            9.778       14.643            49.75%                          416.6        6,101
Qualified XII (1.10)                            9.800       14.631            49.30%             (2)          767.4       11,228
Qualified XII (1.15)                            9.771       14.618            49.61%                          726.0       10,612
Qualified XII (1.20)                            9.768       14.606            49.53%                          354.4        5,176
Qualified XII (1.25)                           10.086       14.594            44.70%             (3)          126.2        1,841
Qualified XII (1.30)                           10.019       14.582            45.54%             (2)          149.4        2,178
Qualified XII (1.40)                           10.925       14.557            33.24%             (7)           21.1          307
Qualified XII (1.50)                           10.050       14.532            44.60%             (1)           36.4          529
Qualified XIII                                  9.785       14.668            49.90%                        1,202.9       17,644
Qualified XV                                    9.785       14.668            49.90%                          752.4       11,036
Qualified XVI                                   9.748       14.532            49.08%                        4,118.1       59,846
Qualified XVIII                                 9.765       14.594            49.45%                       21,170.8      308,963
Qualified XXI                                  10.489       14.681            39.97%             (5)        1,249.9       18,351
Qualified XXII                                 10.489       14.681            39.97%             (5)       19,174.1      281,504
---------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Qualified III                            $14.248     $15.070            5.77%                          46,461.8   $    700,166
Qualified V                               14.171      14.964            5.60%                             739.3         11,062
Qualified VI                              14.248      15.070            5.77%                       1,420,930.7     21,413,019
Qualified X (1.15)                        14.360      15.203            5.87%                          43,421.5        660,142
Qualified X (1.25)                        14.310      15.135            5.77%                         412,345.7      6,240,997
Qualified XI                              14.375      15.264            6.18%                          53,313.0        813,781
Qualified XII (0.40)                      13.111      13.986            6.67%                          21,808.7        305,011
Qualified XII (0.45)                      10.103      10.738            6.29%              (1)         32,691.1        351,048
Qualified XII (0.50)                      10.293      10.968            6.56%                             495.1          5,430
Qualified XII (0.55)                      10.273      10.721            4.36%             (11)         22,642.8        242,755
Qualified XII (0.65)                      10.114      10.704            5.83%              (4)         62,233.0        666,127
Qualified XII (0.70)                      10.364      10.695            3.19%              (5)            834.1          8,920
Qualified XII (0.75)                      10.054      10.686            6.29%                          19,173.7        204,899
Qualified XII (0.80)                      10.423      11.073            6.24%                         232,706.5      2,576,858
Qualified XII (0.85)                      13.136      13.950            6.20%                          83,669.8      1,167,153
Qualified XII (0.90)                      10.351      10.986            6.13%                             549.0          6,032
Qualified XII (0.95)                      13.102      13.899            6.08%                          38,638.7        537,032
Qualified XII (1.00)                      13.084      13.874            6.04%                         197,880.9      2,745,308
Qualified XII (1.05)                      13.067      13.848            5.98%                          38,755.2        536,693
Qualified XII (1.10)                      13.050      13.823            5.92%                          23,031.1        318,362
Qualified XII (1.15)                      13.033      13.798            5.87%                          19,761.9        272,674
Qualified XII (1.20)                      13.015      13.773            5.82%                          27,715.3        381,719
Qualified XII (1.25)                      12.998      13.748            5.77%                           5,897.3         81,074
Qualified XII (1.30)                      12.981      13.723            5.72%                           1,546.2         21,218
Qualified XII (1.40)                      12.666      13.673            7.95%              (3)            125.0          1,709
Qualified XII (1.50)                      12.913      13.623            5.50%                           7,895.5        107,563
Qualified XIII                            14.361      15.234            6.08%                           3,378.7         51,473
Qualified XV                              14.336      15.208            6.08%                           7,165.0        108,967
Qualified XVI                             14.187      14.967            5.50%                          23,514.7        351,949
Qualified XVII                            14.327      15.206            6.14%                          22,032.6        335,024
Qualified XVIII                           14.389      15.272            6.14%                          43,007.6        656,814
Qualified XXI                             14.711      15.222            3.47%              (5)         42,489.1        646,778
Qualified XXII                            14.736      15.248            3.47%              (5)          8,034.4        122,513
Annuity contracts in payment period                                                                                    247,224
-------------------------------------------------------------------------------------------------------------------------------

Aetna Money Market VP:
Qualified I                               43.523      45.192            3.83%                          35,830.2      1,619,232
Qualified III                             42.883      44.501            3.77%                         845,679.0     37,633,362
Qualified V                               12.362      12.808            3.61%                          26,389.7        337,990
Qualified VI                              12.447      12.917            3.78%                      11,010,658.5    142,219,462
Qualified VII                             12.367      12.842            3.84%                         318,287.7      4,087,302
Qualified VIII                            11.986      12.437            3.76%                           3,577.1         44,489
Qualified IX                              12.349      12.847            4.03%                           1,744.1         22,406
Qualified X (1.15)                        12.512      12.997            3.88%                         348,707.6      4,532,211
Qualified X (1.25)                        12.447      12.917            3.78%                       2,636,397.2     34,053,096
Qualified XI                              12.558      13.083            4.18%                         345,616.6      4,521,799
Qualified XII (0.40)                      11.225      11.748            4.66%                         271,583.3      3,190,538
Qualified XII (0.45)                      10.706      10.777            0.66%             (11)         41,968.6        452,293
Qualified XII (0.50)                      10.399      10.872            4.55%                          70,538.5        766,899
Qualified XII (0.55)                      10.669      10.760            0.85%             (11)         67,586.8        727,205
Qualified XII (0.65)                      10.407      10.742            3.22%              (4)        249,861.7      2,684,068
Qualified XII (0.70)                      10.434      10.734            2.88%              (5)         38,318.7        411,297
Qualified XII (0.75)                      10.283      10.725            4.30%                          23,586.3        252,961
Qualified XII (0.80)                      10.414      10.855            4.23%                       1,891,667.2     20,534,942
Qualified XII (0.85)                      11.246      11.717            4.19%                         472,334.7      5,534,575
Qualified XII (0.90)                      10.381      10.811            4.14%                          11,231.6        121,422
Qualified XII (0.95)                      11.217      11.675            4.08%                         392,226.2      4,579,187
Qualified XII (1.00)                      11.202      11.654            4.03%                       2,142,833.9     24,971,836

Variable Annuity Account C

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year        of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP (continued):
Qualified XII (1.05)                     $11.187     $11.632             3.98%                         47,453.3   $   551,997
Qualified XII (1.10)                      11.172      11.611             3.93%                         25,798.4       299,553
Qualified XII (1.15)                      11.158      11.590             3.87%                         87,883.4     1,018,584
Qualified XII (1.20)                      11.143      11.569             3.82%                         40,450.3       467,972
Qualified XII (1.25)                      11.128      11.548             3.77%                         11,404.3       131,697
Qualified XII (1.30)                      11.114      11.527             3.72%                          5,569.1        64,195
Qualified XII (1.40)                      11.084      11.485             3.62%                            441.1         5,066
Qualified XII (1.50)                      11.055      11.443             3.51%                         14,502.9       165,962
Qualified XIII                            12.545      13.057             4.08%                        117,934.1     1,539,853
Qualified XV                              12.524      13.035             4.08%                         81,149.2     1,057,796
Qualified XVI                             12.393      12.829             3.52%                        136,761.4     1,754,461
Qualified XVII                            12.447      12.917             3.78%                        515,620.8     6,660,030
Qualified XVIII                           12.447      12.917             3.78%                        816,768.4    10,549,812
Qualified XIX                             43.523      45.192             3.83%                         15,404.6       696,161
Qualified XX                              42.883      44.501             3.77%                         82,223.8     3,659,023
Qualified XXI                             12.707      13.047             2.68%             (5)        139,149.8     1,815,524
Qualified XXII                            12.728      13.069             2.68%             (5)        124,834.9     1,631,463
Annuity contracts in payment period                                                                                    80,784
------------------------------------------------------------------------------------------------------------------------------

Aetna Real Estate Securities VP:
Qualified V                                8.529       8.370            (1.86%)            (3)             13.7           115
Qualified VI                               8.873       8.393            (5.41%)                       140,481.1     1,179,054
Qualified VIII                             8.872       8.392            (5.41%)                           242.7         2,037
Qualified X (1.25)                         8.873       8.393            (5.41%)                        12,462.0       104,594
Qualified XI                               8.891       8.444            (5.03%)                        13,312.1       112,401
Qualified XII (0.40)                       8.898       8.488            (4.61%)                         2,266.6        19,240
Qualified XII (0.45)                       8.436       8.544             1.28%            (11)             33.3           284
Qualified XII (0.50)                       8.919       8.500            (4.70%)                             0.1             1
Qualified XII (0.65)                       8.263       8.517             3.07%            (11)             14.8           126
Qualified XII (0.70)                       8.621       8.510            (1.29%)            (9)             14.3           122
Qualified XII (0.75)                       8.944       8.503            (4.93%)                            74.8           636
Qualified XII (0.80)                       8.900       8.457            (4.98%)                        21,244.9       179,671
Qualified XII (0.85)                       8.897       8.450            (5.02%)                         2,944.7        24,882
Qualified XII (0.95)                       8.891       8.436            (5.12%)                        17,117.9       144,401
Qualified XII (1.00)                       8.888       8.429            (5.16%)                        11,149.7        93,976
Qualified XII (1.05)                       8.885       8.421            (5.22%)                           171.0         1,440
Qualified XII (1.10)                       8.882       8.414            (5.27%)                           382.5         3,219
Qualified XII (1.15)                       8.879       8.407            (5.32%)                         3,933.4        33,069
Qualified XII (1.20)                       8.876       8.400            (5.36%)                           913.7         7,675
Qualified XII (1.25)                       8.830       8.393            (4.95%)            (9)              1.1            10
Qualified XII (1.40)                       9.402       8.372           (10.96%)            (5)             32.8           275
Qualified XIII                             8.891       8.436            (5.12%)                         1,263.7        10,660
Qualified XV                               8.891       8.436            (5.12%)                           107.2           904
Qualified XVI                              8.857       8.358            (5.63%)                         1,197.0        10,004
Qualified XVIII                            8.873       8.393            (5.41%)                         2,294.5        19,258
Qualified XXI                              9.523       8.443           (11.34%)            (5)            607.9         5,133
Qualified XXII                             9.523       8.443           (11.34%)            (5)          3,605.0        30,438
------------------------------------------------------------------------------------------------------------------------------

Aetna Small Company VP:
Qualified V                               13.595      17.540            29.02%                             35.8           628
Qualified VI                              13.633      17.617            29.22%                      1,598,681.6    28,163,583
Qualified VIII                            13.631      17.613            29.21%                            195.3         3,440
Qualified X (1.15)                        13.657      17.665            29.35%                         20,667.6       365,092
Qualified X (1.25)                        13.633      17.617            29.22%                        183,701.3     3,236,221
Qualified XI                              13.704      17.778            29.73%                         58,527.7     1,040,512
Qualified XII (0.40)                      13.714      17.873            30.33%                         18,169.7       324,742
Qualified XII (0.45)                       9.176      11.953            30.26%                         63,697.3       761,345
Qualified XII (0.50)                       9.312      12.124            30.20%                          7,762.6        94,111
Qualified XII (0.55)                       9.996      11.933            19.38%            (11)         17,508.6       208,935

Variable Annuity Account C

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year        of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP (continued):
Qualified XII (0.65)                    $ 9.740      $11.914            22.32%            (10)          8,502.2   $   101,295
Qualified XII (0.70)                      9.503       11.904            25.27%             (5)          3,486.1        41,501
Qualified XII (0.75)                      9.159       11.895            29.87%                         15,497.8       184,344
Qualified XII (0.80)                      9.764       12.675            29.81%                      1,290,260.0    16,353,637
Qualified XII (0.85)                     13.728       17.810            29.73%                         36,864.4       656,562
Qualified XII (0.90)                      9.513       12.336            29.68%                          6,872.1        84,774
Qualified XII (0.95)                     13.704       17.762            29.61%                         54,303.1       964,511
Qualified XII (1.00)                     13.692       17.737            29.54%                        405,201.8     7,187,234
Qualified XII (1.05)                     13.680       17.713            29.48%                          6,349.8       112,476
Qualified XII (1.10)                     13.668       17.689            29.42%                          7,547.6       133,511
Qualified XII (1.15)                     13.657       17.665            29.35%                         12,872.8       227,397
Qualified XII (1.20)                     13.645       17.641            29.29%                         18,254.1       322,017
Qualified XII (1.25)                     13.633       17.617            29.22%                          8,927.9       157,280
Qualified XII (1.40)                     13.598       17.545            29.03%                            282.6         4,959
Qualified XII (1.50)                     13.574       17.497            28.90%                          3,951.2        69,135
Qualified XIII                           13.704       17.762            29.61%                         12,641.7       224,537
Qualified XV                             13.704       17.762            29.61%                          9,745.4       173,094
Qualified XVI                            13.574       17.497            28.90%                         18,033.2       315,526
Qualified XVII                           13.633       17.617            29.22%                          7,350.4       129,491
Qualified XVIII                          13.708       17.776            29.68%                          4,403.0        78,267
Qualified XXI                            14.508       17.778            22.54%             (5)         29,451.5       523,590
Qualified XXII                           14.508       17.778            22.54%             (5)         37,984.5       675,291
Annuity contracts in payment period                                                                                    11,036
------------------------------------------------------------------------------------------------------------------------------

Aetna Value Opportunity VP:
Qualified III                            12.088       14.274            18.08%                         74,767.5     1,067,264
Qualified V                              15.985       18.847            17.90%                            286.5         5,399
Qualified VI                             16.030       18.930            18.09%                        987,707.1    18,697,106
Qualified VIII                           16.028       18.926            18.08%                            412.6         7,810
Qualified X (1.15)                       16.754       18.982            13.30%             (9)          2,242.2        42,561
Qualified X (1.25)                       16.030       18.930            18.09%                        118,475.7     2,242,722
Qualified XI                             16.113       19.103            18.56%                         52,282.7       998,763
Qualified XII (0.40)                     16.125       19.205            19.10%                         12,433.6       238,784
Qualified XII (0.45)                     12.467       12.665             1.59%            (11)         10,292.9       130,365
Qualified XII (0.50)                     11.369       13.527            18.98%                          2,750.3        37,203
Qualified XII (0.55)                     11.893       12.645             6.32%            (11)         20,593.3       260,403
Qualified XII (0.65)                     11.196       12.625            12.76%             (4)         69,481.4       877,183
Qualified XII (0.70)                     11.759       12.615             7.28%             (5)          2,838.6        35,808
Qualified XII (0.75)                     10.620       12.604            18.68%                         16,090.7       202,814
Qualified XII (0.80)                     11.692       13.870            18.63%                        356,704.5     4,947,460
Qualified XII (0.85)                     16.141       19.138            18.57%                         19,876.9       380,395
Qualified XII (0.90)                     11.462       13.583            18.50%                          6,153.7        83,584
Qualified XII (0.95)                     16.113       19.085            18.44%                         42,539.8       811,889
Qualified XII (1.00)                     16.099       19.059            18.39%                         94,639.0     1,803,762
Qualified XII (1.05)                     16.085       19.033            18.33%                          4,555.5        86,707
Qualified XII (1.10)                     16.071       19.007            18.27%                          1,480.1        28,132
Qualified XII (1.15)                     16.057       18.982            18.22%                          5,972.7       113,371
Qualified XII (1.20)                     16.044       18.956            18.15%                         12,127.4       229,883
Qualified XII (1.25)                     16.030       18.930            18.09%                          2,021.5        38,266
Qualified XII (1.30)                     16.016       18.904            18.03%                            192.0         3,630
Qualified XII (1.40)                     15.988       18.852            17.91%                            135.5         2,554
Qualified XII (1.50)                     15.960       18.801            17.80%                          2,344.1        44,071
Qualified XIII                           16.113       19.085            18.44%                          3,855.4        73,581
Qualified XV                             16.113       19.085            18.44%                          4,285.3        81,787
Qualified XVI                            15.960       18.801            17.80%                         12,802.8       240,706
Qualified XVII                           16.030       18.930            18.09%                         10,011.1       189,507
Qualified XVIII                          16.118       19.101            18.51%                          2,382.2        45,501
Qualified XXI                            17.291       19.103            10.48%             (5)         11,791.7       225,258
Qualified XXII                           17.291       19.103            10.48%             (5)         19,132.0       365,480
------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------------
                                        Value
                                       Per Unit             Increase (Decrease)                    Units
                                       --------                 in Value of                     Outstanding      Reserves
                               Beginning       End of           Accumulation                       at End         at End
                                of Year         Year                Unit                          of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Qualified V                      $10.681       $13.738              28.62%            (10)            360.5     $    4,952
Qualified VI                      10.217        13.753              34.61%             (5)         77,469.7      1,065,430
Qualified VIII                    10.134        13.752              35.70%            (10)              4.0             55
Qualified X (1.15)                10.465        13.762              31.51%             (8)             78.7          1,083
Qualified X (1.25)                10.217        13.753              34.61%             (5)          7,991.7        109,909
Qualified XII (0.40)              10.105        13.834              36.90%             (9)          1,128.9         15,617
Qualified XII (0.55)              10.908        13.820              26.70%            (11)             48.0            663
Qualified XII (0.70)              10.189        13.805              35.49%             (9)             82.4          1,137
Qualified XII (0.75)               9.957        13.801              38.61%             (5)             49.2            680
Qualified XII (0.80)              10.166        13.796              35.71%             (6)         21,990.9        303,382
Qualified XII (0.85)              10.489        13.791              31.48%             (6)          2,863.3         39,488
Qualified XII (0.95)              10.487        13.781              31.41%             (6)            613.3          8,452
Qualified XII (1.00)               9.821        13.777              40.28%             (5)         13,134.2        180,945
Qualified XII (1.05)               9.877        13.772              39.44%             (5)            610.7          8,410
Qualified XII (1.10)              10.778        13.767              27.73%             (7)            250.6          3,450
Qualified XII (1.15)               9.693        13.762              41.98%             (5)            517.7          7,125
Qualified XII (1.20)              10.195        13.758              34.95%             (9)            218.3          3,003
Qualified XII (1.25)              12.638        13.753               8.82%            (12)             16.6            229
Qualified XII (1.30)               9.857        13.748              39.47%            (10)             53.9            741
Qualified XV                       9.660        13.745              42.29%             (6)             41.7            573
Qualified XVI                     10.165        13.729              35.06%             (8)          2,372.0         32,565
Qualified XVII                    10.649        13.759              29.20%             (7)          2,465.1         33,917
Qualified XVIII                   10.003        13.759              37.55%             (6)            616.6          8,483
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Fund:
Qualified VI                       9.627        11.716              21.70%             (5)        470,276.7      5,509,569
Qualified VIII                    10.883        11.715               7.64%            (12)            314.0          3,678
Qualified X (1.25)                 9.627        11.716              21.70%             (5)         53,572.1        627,629
Qualified XII (0.40)              10.351        11.785              13.85%             (7)            425.5          5,014
Qualified XII (0.45)              10.518        11.781              12.01%            (11)            882.4         10,395
Qualified XII (0.55)              10.229        11.773              15.09%            (11)            879.7         10,356
Qualified XII (0.65)              10.785        11.764               9.08%            (11)             16.6            195
Qualified XII (0.70)               9.404        11.760              25.05%             (9)             41.2            484
Qualified XII (0.75)               9.275        11.756              26.75%             (6)          2,337.5         27,480
Qualified XII (0.80)               9.280        11.752              26.64%             (6)         81,159.5        953,802
Qualified XII (0.85)               9.575        11.748              22.69%             (6)         19,773.7        232,303
Qualified XII (0.95)              10.261        11.740              14.41%             (7)         10,352.2        121,534
Qualified XII (1.00)               9.939        11.736              18.08%             (5)        160,744.5      1,886,482
Qualified XII (1.05)               9.842        11.732              19.20%             (6)         10,546.3        123,728
Qualified XII (1.10)              10.373        11.728              13.06%             (7)            280.9          3,295
Qualified XII (1.15)               9.204        11.724              27.38%             (8)            463.7          5,436
Qualified XII (1.20)               9.601        11.720              22.07%             (6)            178.9          2,096
Qualified XII (1.25)               9.470        11.716              23.72%            (10)             22.4            262
Qualified XII (1.30)              10.636        11.712              10.12%            (11)            892.6         10,454
Qualified XII (1.50)               9.550        11.695              22.46%            (10)             22.4            262
Qualified XIII                     9.645        11.710              21.41%             (9)            328.1          3,842
Qualified XV                       9.601        11.710              21.97%             (6)            115.1          1,348
Qualified XVI                      9.684        11.695              20.77%             (6)          5,151.3         60,246
Qualified XVII                     9.763        11.721              20.06%             (9)          4,407.5         51,659
Qualified XVIII                    9.566        11.721              22.53%             (6)          6,703.9         78,575
Qualified XXI                      9.727        11.721              20.50%            (10)          1,866.7         21,879
---------------------------------------------------------------------------------------------------------------------------

Growth Fund:
Qualified V                       10.278        12.055              17.29%            (10)            375.4          4,525
Qualified VI                       9.513        12.069              26.87%             (5)        240,556.1      2,903,181
Qualified X (1.15)                10.207        12.077              18.32%             (8)             14.3            172
Qualified X (1.25)                 9.819        12.069              22.91%             (5)         31,910.4        385,114
Qualified XII (0.40)              10.158        12.140              19.51%             (9)            114.3          1,387

Variable Annuity Account C

----------------------------------------------------------------------------------------------------------------------------
                                             Value
                                            Per Unit          Increase (Decrease)                   Units
                                            --------              in Value of                    Outstanding      Reserves
                                     Beginning     End of         Accumulation                      at End         at End
                                      of Year       Year              Unit                         of Year        of Year
----------------------------------------------------------------------------------------------------------------------------
Growth Fund (continued):
Qualified XII (0.55)                   $10.242     $12.127            18.40%            (11)            989.8   $    12,004
Qualified XII (0.65)                    10.100      12.119            19.99%            (10)          1,727.9        20,940
Qualified XII (0.70)                    11.387      12.115             6.39%            (12)             54.3           658
Qualified XII (0.75)                     9.867      12.111            22.74%             (8)             97.7         1,184
Qualified XII (0.80)                    10.306      12.106            17.47%             (7)         51,297.6       621,025
Qualified XII (0.85)                    10.118      12.102            19.61%             (6)         14,757.5       178,597
Qualified XII (0.90)                    11.422      12.098             5.92%            (12)            264.3         3,197
Qualified XII (0.95)                     9.465      12.094            27.78%             (5)          6,721.5        81,288
Qualified XII (1.00)                     9.382      12.090            28.86%             (5)         32,099.1       388,064
Qualified XII (1.05)                     9.632      12.085            25.47%             (5)            956.7        11,563
Qualified XII (1.10)                    10.484      12.081            15.23%             (7)             33.9           409
Qualified XII (1.15)                     9.380      12.077            28.75%             (5)          1,061.5        12,820
Qualified XII (1.20)                     9.493      12.073            27.18%             (8)            166.9         2,015
Qualified XII (1.25)                     9.783      12.069            23.37%            (10)             23.4           283
Qualified XII (1.30)                     9.916      12.064            21.66%             (9)            105.1         1,268
Qualified XII (1.40)                    10.959      12.056            10.01%            (11)              2.6            31
Qualified XII (1.50)                     9.898      12.048            21.72%             (7)            135.2         1,628
Qualified XIII                          10.229      12.098            18.27%             (7)            110.3         1,334
Qualified XV                            10.595      12.098            14.19%            (11)             17.8           216
Qualified XVI                           10.209      12.048            18.01%             (7)          2,770.5        33,378
Qualified XXI                           11.240      12.110             7.74%            (12)          2,843.4        34,432
----------------------------------------------------------------------------------------------------------------------------

Value Fund:
Qualified V                             10.069      11.493            14.14%            (10)              0.7             8
Qualified VI                             9.747      11.506            18.05%             (5)        405,286.4     4,663,125
Qualified X (1.15)                      10.171      11.514            13.20%             (8)            661.7         7,618
Qualified X (1.25)                       9.746      11.506            18.06%             (5)         49,173.1       565,774
Qualified XII (0.40)                    10.177      11.574            13.73%             (7)          1,915.7        22,172
Qualified XII (0.45)                     9.753      11.570            18.63%             (9)          8,954.0       103,595
Qualified XII (0.55)                    10.242      11.562            12.89%            (11)            202.9         2,345
Qualified XII (0.65)                    10.194      11.554            13.34%            (10)            733.3         8,472
Qualified XII (0.70)                     9.661      11.550            19.55%             (9)             79.6           919
Qualified XII (0.75)                     9.815      11.546            17.64%             (5)          1,010.9        11,672
Qualified XII (0.80)                     9.762      11.542            18.23%             (5)        166,175.9     1,917,951
Qualified XII (0.85)                    10.458      11.538            10.33%             (7)         10,688.2       123,317
Qualified XII (0.90)                    10.450      11.534            10.37%             (7)            616.5         7,111
Qualified XII (0.95)                     9.827      11.530            17.33%             (6)         14,637.9       168,771
Qualified XII (1.00)                     9.747      11.526            18.25%             (5)         43,171.5       497,582
Qualified XII (1.05)                    10.384      11.522            10.96%             (7)          3,085.2        35,547
Qualified XII (1.10)                    10.159      11.518            13.38%             (7)            500.1         5,760
Qualified XII (1.15)                     9.747      11.514            18.13%             (5)            115.4         1,329
Qualified XII (1.20)                     9.848      11.510            16.88%             (9)            156.0         1,795
Qualified XII (1.50)                    10.442      11.502            10.15%            (11)             66.9           769
Qualified XII (1.30)                    10.847      11.494             5.96%            (11)              9.9           113
Qualified XII (1.40)                    10.003      11.486            14.83%             (8)            506.8         5,822
Qualified XIII                           9.915      11.495            15.94%             (6)            181.1         2,082
Qualified XV                             9.845      11.495            16.76%             (8)            674.4         7,752
Qualified XVI                            9.842      11.486            16.70%             (6)          2,077.1        23,858
Qualified XVII                           9.778      11.511            17.72%             (5)         27,063.0       311,517
Qualified XVIII                         10.017      11.511            14.91%             (8)          3,587.3        41,293
----------------------------------------------------------------------------------------------------------------------------

Calvert Social Balanced Portfolio:
Qualified III                           27.186      30.131            10.83%                        880,318.8    26,524,926
Qualified V                             20.904      23.131            10.65%                          1,743.6        40,331
Qualified VI                            20.485      22.705            10.84%                      1,118,008.2    25,384,126
Qualified VIII                          18.609      20.623            10.82%                          7,545.8       155,618
Qualified X (1.25)                      10.500      11.637            10.83%                         29,860.0       347,482
Qualified XI                            20.668      22.998            11.27%                         68,702.6     1,580,009
Qualified XII (0.40)                    14.976      16.740            11.78%                         40,497.9       677,943

Variable Annuity Account C

------------------------------------------------------------------------
                                                         Value
                                                        Per Unit
                                                        --------
                                                 Beginning     End of
                                                  of Year       Year
------------------------------------------------------------------------
Calvert Social Balanced Portfolio (continued):
Qualified XII (0.45)                               $10.714     $11.970
Qualified XII (0.50)                                10.966      12.245
Qualified XII (0.55)                                11.207      11.951
Qualified XII (0.65)                                11.067      11.932
Qualified XII (0.70)                                11.025      11.922
Qualified XII (0.75)                                10.694      11.912
Qualified XII (0.80)                                11.254      12.530
Qualified XII (0.85)                                15.005      16.697
Qualified XII (0.90)                                11.320      12.414
Qualified XII (0.95)                                14.965      16.636
Qualified XII (1.00)                                14.945      16.606
Qualified XII (1.05)                                14.926      16.576
Qualified XII (1.10)                                14.906      16.546
Qualified XII (1.15)                                14.886      16.515
Qualified XII (1.20)                                14.867      16.485
Qualified XII (1.25)                                14.847      16.455
Qualified XII (1.30)                                14.827      16.426
Qualified XII (1.40)                                14.950      16.366
Qualified XII (1.50)                                14.749      16.306
Qualified XIII                                      20.646      22.951
Qualified XV                                        20.612      22.913
Qualified XVI                                       20.397      22.550
Qualified XVII                                      20.485      22.705
Qualified XVIII                                     10.500      11.637
Qualified XXI                                       21.036      22.935
Qualified XXII                                      21.071      22.973
------------------------------------------------------------------------

Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Qualified III                                       18.285      19.201
Qualified V                                         17.305      18.143
Qualified VI                                        17.459      18.334
Qualified VIII                                      17.395      18.265
Qualified X (1.15)                                  21.948      23.071
Qualified X (1.25)                                  21.848      22.942
Qualified XI                                        17.615      18.570
Qualified XII (0.40)                                15.192      16.089
Qualified XII (0.45)                                 9.968      10.552
Qualified XII (0.50)                                10.363      10.964
Qualified XII (0.55)                                10.462      10.535
Qualified XII (0.65)                                10.691      10.518
Qualified XII (0.70)                                11.230      10.509
Qualified XII (0.75)                                 9.950      10.501
Qualified XII (0.80)                                10.850      11.445
Qualified XII (0.85)                                15.220      16.047
Qualified XII (0.90)                                10.671      11.245
Qualified XII (0.95)                                15.180      15.989
Qualified XII (1.00)                                15.160      15.960
Qualified XII (1.05)                                15.140      15.931
Qualified XII (1.10)                                15.120      15.902
Qualified XII (1.15)                                15.100      15.873
Qualified XII (1.20)                                15.080      15.844
Qualified XII (1.25)                                15.061      15.815
Qualified XII (1.30)                                15.041      15.786
Qualified XII (1.40)                                15.001      15.729
Qualified XII (1.50)                                14.961      15.672
Qualified XIII                                      17.596      18.533
Qualified XV                                        17.567      18.502

----------------------------------------------------------------------------------------------------------------

                                                 Increase (Decrease)                   Units
                                                     in Value of                    Outstanding      Reserves
                                                     Accumulation                      at End         at End
                                                         Unit                         of Year         of Year
----------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (continued):
Qualified XII (0.45)                                    11.72%                          26,121.4    $   312,675
Qualified XII (0.50)                                    11.66%                          54,140.9        662,972
Qualified XII (0.55)                                     6.64%             (11)         13,438.2        160,597
Qualified XII (0.65)                                     7.82%             (10)          3,321.9         39,636
Qualified XII (0.70)                                     8.14%              (5)          3,735.6         44,535
Qualified XII (0.75)                                    11.39%                           9,601.8        114,379
Qualified XII (0.80)                                    11.34%                          73,942.9        926,469
Qualified XII (0.85)                                    11.28%                         200,067.8      3,340,502
Qualified XII (0.90)                                     9.66%              (8)          3,588.7         44,549
Qualified XII (0.95)                                    11.17%                         117,901.6      1,961,427
Qualified XII (1.00)                                    11.11%                         178,990.3      2,972,296
Qualified XII (1.05)                                    11.05%                           8,581.1        142,238
Qualified XII (1.10)                                    11.00%                          10,085.2        166,866
Qualified XII (1.15)                                    10.94%                          53,769.7        888,032
Qualified XII (1.20)                                    10.88%                           6,432.6        106,044
Qualified XII (1.25)                                    10.83%                             270.0          4,443
Qualified XII (1.30)                                    10.78%                              43.8            719
Qualified XII (1.40)                                     9.47%              (2)            507.9          8,312
Qualified XII (1.50)                                    10.56%                           3,025.6         49,337
Qualified XIII                                          11.16%                          16,438.0        377,276
Qualified XV                                            11.16%                           6,810.6        156,054
Qualified XVI                                           10.56%                          27,661.0        623,765
Qualified XVII                                          10.84%                           1,312.3         29,796
Qualified XVIII                                         10.83%                           9,410.8        109,514
Qualified XXI                                            9.03%              (5)          2,376.2         54,497
Qualified XXII                                           9.03%              (5)          3,697.4         84,940
----------------------------------------------------------------------------------------------------------------

Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Qualified III                                            5.01%                       2,271,493.5     43,615,144
Qualified V                                              4.84%                             696.2         12,631
Qualified VI                                             5.01%                       5,366,552.8     98,388,525
Qualified VIII                                           5.00%                           4,753.3         86,821
Qualified X (1.15)                                       5.12%                          94,758.7      2,186,163
Qualified X (1.25)                                       5.01%                       1,171,916.0     26,886,274
Qualified XI                                             5.42%                         221,999.6      4,122,595
Qualified XII (0.40)                                     5.90%                         114,724.9      1,845,765
Qualified XII (0.45)                                     5.86%                         110,939.0      1,170,616
Qualified XII (0.50)                                     5.80%                          15,333.0        168,111
Qualified XII (0.55)                                     0.70%             (11)         65,153.9        686,387
Qualified XII (0.65)                                    (1.62%)             (4)        123,331.6      1,297,187
Qualified XII (0.70)                                    (6.42%)             (5)          8,104.0         85,168
Qualified XII (0.75)                                     5.54%                          73,216.2        768,837
Qualified XII (0.80)                                     5.48%                         833,428.1      9,538,585
Qualified XII (0.85)                                     5.43%                         303,703.7      4,873,512
Qualified XII (0.90)                                     5.38%                           6,809.4         76,571
Qualified XII (0.95)                                     5.33%                         188,393.5      3,012,143
Qualified XII (1.00)                                     5.28%                         363,065.9      5,794,363
Qualified XII (1.05)                                     5.22%                          62,832.4      1,000,951
Qualified XII (1.10)                                     5.17%                          39,293.5        624,827
Qualified XII (1.15)                                     5.12%                          77,293.8      1,226,854
Qualified XII (1.20)                                     5.07%                          21,440.3        339,694
Qualified XII (1.25)                                     5.01%                          11,532.6        182,388
Qualified XII (1.30)                                     4.95%                           4,118.0         65,008
Qualified XII (1.40)                                     4.85%                           1,188.6         18,696
Qualified XII (1.50)                                     4.75%                          11,234.6        176,064
Qualified XIII                                           5.33%                          30,245.2        560,530
Qualified XV                                             5.32%                          14,978.8        277,139

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Qualified XVI                            $17.384     $18.209            4.75%                         145,786.4   $  2,654,614
Qualified XVII                            17.459      18.334            5.01%                          31,846.3        583,859
Qualified XVIII                           21.848      22.942            5.01%                          19,877.9        456,041
Qualified XXI                             19.392      18.519           (4.50%)             (5)         25,382.2        470,058
Qualified XXII                            19.424      18.550           (4.50%)             (5)         37,177.4        689,641
-------------------------------------------------------------------------------------------------------------------------------

Growth Portfolio:
Qualified I                               18.115      24.603           35.82%                           2,653.5         65,283
Qualified III                             19.406      26.340           35.73%                              77.8          2,048
Qualified V                               19.285      26.134           35.51%                           1,744.6         45,594
Qualified VI                              19.155      25.999           35.73%                       9,652,435.9    250,951,352
Qualified VIII                            19.385      26.310           35.72%                           6,647.6        174,898
Qualified X (1.15)                        26.764      36.363           35.87%                          90,675.2      3,297,257
Qualified X (1.25)                        26.641      36.160           35.73%                       1,477,316.1     53,419,605
Qualified XI                              19.326      26.334           36.26%                         476,085.8     12,537,324
Qualified XII (0.40)                      17.525      23.989           36.88%                         325,063.2      7,798,002
Qualified XII (0.45)                      13.493      16.655           23.43%              (9)         65,561.2      1,091,891
Qualified XII (0.50)                      12.779      17.475           36.75%                          49,321.0        861,906
Qualified XII (0.55)                      14.192      16.628           17.16%             (11)        129,222.6      2,148,677
Qualified XII (0.65)                      13.816      16.601           20.16%              (4)        309,123.5      5,131,739
Qualified XII (0.70)                      13.474      16.588           23.11%              (5)         37,939.7        629,327
Qualified XII (0.75)                      12.150      16.574           36.41%                         110,673.3      1,834,323
Qualified XII (0.80)                      13.307      18.143           36.34%                       1,602,405.7     29,073,018
Qualified XII (0.85)                      17.558      23.927           36.27%                         520,647.2     12,457,602
Qualified XII (0.90)                      12.978      17.677           36.21%                           9,392.8        166,039
Qualified XII (0.95)                      17.512      23.840           36.14%                         345,699.0      8,241,537
Qualified XII (1.00)                      17.489      23.797           36.07%                       1,055,741.9     25,123,389
Qualified XII (1.05)                      17.466      23.754           36.00%                          96,711.6      2,297,248
Qualified XII (1.10)                      17.443      23.710           35.93%                          59,683.5      1,415,122
Qualified XII (1.15)                      17.420      23.667           35.86%                         107,839.2      2,552,264
Qualified XII (1.20)                      17.397      23.624           35.79%                          55,526.7      1,311,781
Qualified XII (1.25)                      17.374      23.581           35.73%                          23,471.7        553,495
Qualified XII (1.30)                      17.351      23.538           35.66%                           7,250.6        170,667
Qualified XII (1.40)                      17.305      23.453           35.53%                           6,553.5        153,700
Qualified XII (1.50)                      17.259      23.368           35.40%                          30,213.3        706,018
Qualified XIII                            19.305      26.281           36.14%                          77,944.8      2,048,479
Qualified XV                              19.273      26.237           36.13%                          43,825.8      1,149,877
Qualified XVI                             19.072      25.822           35.39%                         200,009.1      5,164,642
Qualified XVII                            19.155      25.999           35.73%                          60,970.0      1,585,144
Qualified XVIII                           26.641      36.160           35.73%                          57,973.8      2,096,327
Qualified XXI                             21.072      26.262           24.63%              (5)         82,068.8      2,155,269
Qualified XXII                            21.107      26.305           24.63%              (5)         73,156.4      1,924,411
-------------------------------------------------------------------------------------------------------------------------------

High Income Portfolio:
Qualified III                              9.023       9.638            6.82%                         194,440.2      1,873,989
-------------------------------------------------------------------------------------------------------------------------------

Overseas Portfolio:
Qualified V                               13.587      19.108           40.63%                              32.3            618
Qualified VI                              13.662      19.243           40.85%                         676,303.2     13,014,360
Qualified VIII                            13.658      19.237           40.85%                             353.5          6,801
Qualified X (1.15)                        14.140      19.936           40.99%                           8,088.7        161,259
Qualified X (1.25)                        14.074      19.825           40.86%                         164,209.0      3,255,428
Qualified XI                              13.784      19.492           41.41%                          24,274.1        473,141
Qualified XII (0.40)                      13.170      18.709           42.06%                          30,213.1        565,255
Qualified XII (0.45)                      10.647      13.410           25.95%              (9)          8,158.2        109,404
Qualified XII (0.50)                      10.183      14.451           41.91%                             636.2          9,194
Qualified XII (0.55)                      11.159      13.389           19.98%             (11)          8,970.5        120,104
Qualified XII (0.65)                      10.023      13.367           33.36%              (4)         15,589.0        208,382
Qualified XII (0.70)                      10.077      13.356           32.54%              (5)            396.1          5,291
Qualified XII (0.75)                       9.427      13.346           41.57%                           6,008.6         80,189

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)                   Units
                                         --------              in Value of                    Outstanding      Reserves
                                  Beginning     End of         Accumulation                      at End         at End
                                   of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio (continued):
Qualified XII (0.80)                $10.530     $14.900            41.50%                         53,816.9   $    801,849
Qualified XII (0.85)                 13.195      18.661            41.42%                         20,580.3        384,042
Qualified XII (0.90)                 13.705      14.905             8.76%            (12)          2,473.7         36,870
Qualified XII (0.95)                 13.160      18.593            41.28%                         10,722.9        199,368
Qualified XII (1.00)                 13.143      18.559            41.21%                         52,999.7        983,621
Qualified XII (1.05)                 13.126      18.525            41.13%                          7,697.7        142,602
Qualified XII (1.10)                 13.108      18.492            41.07%                          9,932.8        183,673
Qualified XII (1.15)                 13.091      18.458            41.00%                         10,800.7        199,359
Qualified XII (1.20)                 13.074      18.424            40.92%                          2,471.1         45,529
Qualified XII (1.25)                 13.056      18.391            40.86%                          6,717.6        123,543
Qualified XII (1.30)                 13.039      18.357            40.79%                            469.0          8,610
Qualified XII (1.40)                 13.005      18.291            40.65%                            156.2          2,857
Qualified XII (1.50)                 12.971      18.224            40.50%                            955.5         17,413
Qualified XIII                       13.769      19.452            41.27%                          7,531.1        146,498
Qualified XV                         13.746      19.420            41.28%                          3,845.1         74,672
Qualified XVI                        13.603      19.112            40.50%                         12,105.1        231,359
Qualified XVII                       13.662      19.243            40.85%                          1,455.6         28,011
Qualified XVIII                      14.074      19.825            40.86%                          2,622.2         51,984
Qualified XXI                        14.422      19.438            34.78%             (5)          7,321.2        142,309
Qualified XXII                       14.446      19.470            34.78%             (5)         11,297.7        219,970
--------------------------------------------------------------------------------------------------------------------------

Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Qualified III                        16.719      18.343             9.71%                      1,511,789.2     27,730,745
--------------------------------------------------------------------------------------------------------------------------

Contrafund Portfolio:
Qualified III                        22.177      27.214            22.71%                      3,780,286.9    102,875,596
Qualified V                          19.627      24.046            22.51%                          1,845.8         44,384
Qualified VI                         19.601      24.053            22.71%                      9,498,614.4    228,467,569
Qualified VIII                       19.729      24.208            22.70%                          3,710.6         89,828
Qualified X (1.15)                   22.103      27.150            22.83%                         21,611.4        586,742
Qualified X (1.25)                   22.023      27.024            22.71%                        888,915.1     24,022,425
Qualified XI                         19.776      24.363            23.19%                        222,596.4      5,423,123
Qualified XII (0.40)                 17.813      22.045            23.76%                        239,028.1      5,269,342
Qualified XII (0.45)                 11.475      14.194            23.69%                        268,569.5      3,812,080
Qualified XII (0.50)                 11.985      14.817            23.63%                         22,845.8        338,510
Qualified XII (0.55)                 12.452      14.171            13.81%            (11)        119,840.6      1,698,279
Qualified XII (0.65)                 12.698      14.148            11.42%             (4)        276,640.9      3,914,000
Qualified XII (0.70)                 12.471      14.137            13.36%             (5)         19,119.6        270,293
Qualified XII (0.75)                 11.454      14.126            23.33%                         96,687.0      1,365,756
Qualified XII (0.80)                 12.589      15.518            23.27%                      1,895,669.7     29,416,282
Qualified XII (0.85)                 17.847      21.988            23.20%                        303,913.8      6,682,417
Qualified XII (0.90)                 12.293      15.138            23.14%                         25,518.5        386,292
Qualified XII (0.95)                 17.800      21.908            23.08%                        357,609.8      7,834,494
Qualified XII (1.00)                 17.776      21.868            23.02%                      1,508,806.9     32,994,816
Qualified XII (1.05)                 17.753      21.828            22.95%                         82,954.6      1,810,762
Qualified XII (1.10)                 17.729      21.789            22.90%                         45,202.7        984,910
Qualified XII (1.15)                 17.706      21.749            22.83%                        112,280.7      2,442,001
Qualified XII (1.20)                 17.683      21.710            22.77%                         29,985.7        650,976
Qualified XII (1.25)                 17.659      21.670            22.71%                         13,062.1        283,057
Qualified XII (1.30)                 17.636      21.631            22.65%                         12,866.9        278,320
Qualified XII (1.40)                 17.590      21.552            22.52%                          3,061.9         65,990
Qualified XII (1.50)                 17.543      21.474            22.41%                         14,452.2        310,342
Qualified XIII                       19.755      24.314            23.08%                         79,041.7      1,921,820
Qualified XV                         19.722      24.274            23.08%                         37,379.6        907,338
Qualified XVI                        19.516      23.889            22.41%                        170,565.1      4,074,657
Qualified XVII                       19.601      24.053            22.71%                         35,985.2        865,543
Qualified XVIII                      22.023      27.024            22.71%                         19,561.4        528,636
Qualified XXI                        21.258      24.296            14.29%             (5)         82,919.6      2,014,620

Variable Annuity Account C

-----------------------------------------------------------------------------------------------------------------------------
                                             Value
                                            Per Unit          Increase (Decrease)                   Units
                                            --------              in Value of                    Outstanding      Reserves
                                     Beginning     End of         Accumulation                      at End         at End
                                      of Year       Year              Unit                         of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio: (continued):
Qualified XXII                         $21.293     $24.336            14.29%             (5)        111,857.0   $  2,722,205
-----------------------------------------------------------------------------------------------------------------------------

Index 500 Portfolio:
Qualified III                           23.650      28.147            19.01%                      4,354,722.7    122,573,178
-----------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series:
Aggressive Growth Portfolio:
Qualified I                             17.901      32.516            81.64%             (4)          2,923.0         95,042
Qualified III                           24.098      53.644           122.61%                      3,274,450.0    175,655,970
Qualified V                             20.810      46.252           122.26%                          3,751.7        173,525
Qualified VI                            20.951      46.640           122.61%                     12,224,096.0    570,136,151
Qualified VIII                          20.945      46.621           122.59%                          8,113.3        378,254
Qualified X (1.15)                      20.300      45.235           122.83%                         57,149.5      2,585,169
Qualified X (1.25)                      20.226      45.025           122.61%                      1,118,452.8     50,358,073
Qualified XI                            21.139      47.242           123.48%                        582,335.3     27,510,669
Qualified XII (0.40)                    14.125      31.711           124.50%                        405,725.2     12,865,991
Qualified XII (0.45)                    17.095      27.222            59.24%             (9)        153,108.7      4,167,965
Qualified XII (0.50)                    12.541      28.128           124.29%                        200,050.7      5,627,045
Qualified XII (0.55)                    19.683      27.178            38.08%            (11)        112,797.8      3,065,669
Qualified XII (0.65)                    15.589      27.135            74.07%             (4)        216,672.5      5,879,346
Qualified XII (0.70)                    15.319      27.113            76.99%             (5)         49,337.1      1,337,673
Qualified XII (0.75)                    12.109      27.091           123.73%                        181,270.9      4,910,822
Qualified XII (0.80)                    13.056      29.195           123.61%                      2,728,718.1     79,665,963
Qualified XII (0.85)                    14.152      31.629           123.49%                        608,435.3     19,244,434
Qualified XII (0.90)                    12.830      28.662           123.40%                         17,144.7        491,400
Qualified XII (0.95)                    14.114      31.514           123.28%                        638,670.0     20,127,352
Qualified XII (1.00)                    14.096      31.457           123.16%                      1,788,826.0     56,271,451
Qualified XII (1.05)                    14.077      31.400           123.06%                        157,087.7      4,932,554
Qualified XII (1.10)                    14.059      31.343           122.94%                         64,071.0      2,008,178
Qualified XII (1.15)                    14.040      31.286           122.83%                        150,086.8      4,695,612
Qualified XII (1.20)                    14.022      31.229           122.71%                         67,582.7      2,110,545
Qualified XII (1.25)                    14.003      31.172           122.61%                         17,486.4        545,093
Qualified XII (1.30)                    13.985      31.116           122.50%                          9,014.2        280,481
Qualified XII (1.40)                    13.948      31.003           122.28%                          2,357.0         73,073
Qualified XII (1.50)                    13.911      30.890           122.05%                         19,942.0        616,008
Qualified XIII                          21.116      47.147           123.28%                         98,303.6      4,634,714
Qualified XV                            21.081      47.068           123.27%                         79,375.6      3,736,084
Qualified XVI                           20.861      46.323           122.06%                        175,441.5      8,127,054
Qualified XVII                          20.951      46.640           122.61%                         63,768.6      2,974,190
Qualified XVIII                         20.226      45.025           122.61%                         41,961.6      1,889,313
Qualified XXI                           27.003      47.112            74.47%             (5)        214,522.9     10,106,578
Qualified XXII                          27.048      47.190            74.47%             (5)        130,373.7      6,152,396
-----------------------------------------------------------------------------------------------------------------------------

Balanced Portfolio:
Qualified III                           19.914      24.929            25.18%                            476.1         11,868
Qualified V                             19.800      24.747            24.98%                            736.6         18,229
Qualified VI                            19.908      24.922            25.19%                      5,686,065.5    141,706,964
Qualified VIII                          19.903      24.913            25.17%                          3,566.1         88,842
Qualified X (1.15)                      20.731      25.978            25.31%                         73,950.4      1,921,057
Qualified X (1.25)                      20.657      25.859            25.18%                        760,023.7     19,653,789
Qualified XI                            20.086      25.243            25.67%                        248,075.6      6,262,255
Qualified XII (0.40)                    17.878      22.571            26.25%                        103,516.9      2,336,519
Qualified XII (0.45)                    11.816      14.910            26.18%                        224,105.2      3,341,389
Qualified XII (0.50)                    12.415      15.658            26.12%                         70,955.7      1,111,023
Qualified XII (0.55)                    13.489      14.886            10.36%            (11)        104,836.8      1,560,589
Qualified XII (0.65)                    13.502      14.862            10.07%             (4)        251,840.1      3,742,825
Qualified XII (0.70)                    13.144      14.850            12.98%             (5)          7,041.4        104,565
Qualified XII (0.75)                    11.794      14.838            25.81%                         69,363.3      1,029,209
Qualified XII (0.80)                    12.741      16.022            25.75%                        815,864.4     13,071,690
Qualified XII (0.85)                    17.912      22.513            25.69%                        141,750.2      3,191,220

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)                   Units
                                         --------              in Value of                    Outstanding      Reserves
                                  Beginning     End of         Accumulation                      at End         at End
                                   of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio (continued):
Qualified XII (0.90)                $12.490     $15.690           25.62%                           5,703.4   $     89,486
Qualified XII (0.95)                 17.865      22.431           25.56%                         232,278.8      5,210,286
Qualified XII (1.00)                 17.841      22.390           25.50%                         695,262.6     15,567,199
Qualified XII (1.05)                 17.818      22.350           25.43%                          78,371.6      1,751,579
Qualified XII (1.10)                 17.794      22.309           25.37%                          28,645.9        639,063
Qualified XII (1.15)                 17.771      22.269           25.31%                          71,007.4      1,581,229
Qualified XII (1.20)                 17.747      22.228           25.25%                          22,043.8        489,988
Qualified XII (1.25)                 17.724      22.188           25.19%                           7,932.4        176,001
Qualified XII (1.30)                 17.701      22.147           25.12%                           2,768.5         61,314
Qualified XII (1.40)                 17.654      22.067           25.00%                           1,224.1         27,013
Qualified XII (1.50)                 17.607      21.987           24.88%                          31,263.2        687,372
Qualified XIII                       20.064      25.192           25.56%                          54,960.2      1,384,582
Qualified XV                         20.031      25.151           25.56%                          32,084.5        806,945
Qualified XVI                        19.822      24.752           24.87%                          84,774.3      2,098,363
Qualified XVII                       19.908      24.922           25.19%                          43,804.8      1,091,694
Qualified XVIII                      20.657      25.859           25.18%                          58,477.1      1,512,186
Qualified XXI                        22.140      25.174           13.70%              (5)         80,071.3      2,015,707
Qualified XXII                       22.177      25.216           13.70%              (5)         42,379.6      1,068,634
--------------------------------------------------------------------------------------------------------------------------

Flexible Income Portfolio:
Qualified III                        15.548      15.601            0.34%                           6,629.1        103,422
Qualified V                          15.383      15.411            0.18%                              72.6          1,119
Qualified VI                         15.487      15.540            0.34%                       1,078,342.0     16,757,704
Qualified VIII                       15.482      15.534            0.34%                             315.8          4,905
Qualified X (1.25)                   10.419      10.455            0.35%                          58,739.2        614,092
Qualified XI                         15.626      15.741            0.74%                          53,087.6        835,644
Qualified XII (0.40)                 13.053      13.210            1.20%                          20,171.3        266,453
Qualified XII (0.45)                 10.446      10.566            1.15%                          42,020.8        443,990
Qualified XII (0.50)                 10.640      10.757            1.10%                          24,750.6        266,251
Qualified XII (0.55)                 10.380      10.549            1.63%             (11)         27,998.1        295,351
Qualified XII (0.65)                 10.622      10.532           (0.85%)             (4)         88,619.6        933,335
Qualified XII (0.70)                 10.473      10.523            0.48%              (5)          2,087.9         21,972
Qualified XII (0.75)                 10.427      10.515            0.84%                           6,854.8         72,078
Qualified XII (0.80)                 10.643      10.727            0.79%                         300,761.2      3,226,299
Qualified XII (0.85)                 13.078      13.175            0.74%                          35,683.2        470,136
Qualified XII (0.90)                 10.638      10.712            0.70%                           5,764.2         61,744
Qualified XII (0.95)                 13.043      13.127            0.64%                          69,212.2        908,574
Qualified XII (1.00)                 13.026      13.104            0.60%                         460,612.0      6,035,640
Qualified XII (1.05)                 13.009      13.080            0.55%                          25,082.7        328,073
Qualified XII (1.10)                 12.992      13.056            0.49%                           7,040.3         91,917
Qualified XII (1.15)                 12.975      13.032            0.44%                          15,890.0        207,081
Qualified XII (1.20)                 12.958      13.008            0.39%                           6,648.3         86,484
Qualified XII (1.25)                 12.940      12.985            0.35%                           1,753.5         22,768
Qualified XII (1.30)                 12.923      12.961            0.29%                           4,549.2         58,962
Qualified XII (1.40)                 12.889      12.914            0.19%                             168.5          2,176
Qualified XII (1.50)                 12.855      12.867            0.09%                             668.9          8,607
Qualified XIII                       15.609      15.709            0.64%                           5,619.8         88,282
Qualified XV                         15.583      15.683            0.64%                           6,315.9         99,052
Qualified XVI                        15.420      15.434            0.09%                          13,513.5        208,573
Qualified XVII                       15.487      15.540            0.34%                           6,227.3         96,773
Qualified XXI                        15.603      15.698            0.61%              (5)          9,552.3        149,948
Qualified XXII                       15.629      15.724            0.61%              (5)          8,959.3        140,872
--------------------------------------------------------------------------------------------------------------------------

Growth Portfolio:
Qualified III                        22.529      32.036           42.20%                       2,721,884.9     87,197,725
Qualified V                          20.556      29.183           41.97%                           1,417.8         41,376
Qualified VI                         20.651      29.366           42.20%                       5,434,097.8    159,575,131
Qualified VIII                       20.663      29.380           42.19%                           2,469.1         72,543
Qualified X (1.15)                   22.165      31.550           42.34%                          44,364.2      1,399,706

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio (continued):
Qualified X (1.25)                       $22.086     $31.406            42.20%                        773,102.5   $ 24,280,266
Qualified XI                              20.836      29.744            42.75%                        260,307.0      7,742,653
Qualified XII (0.40)                      17.807      25.537            43.41%                        156,804.6      4,004,271
Qualified XII (0.45)                      11.979      16.753            39.85%             (1)        233,330.2      3,909,059
Qualified XII (0.50)                      12.391      17.752            43.27%                         36,959.2        656,108
Qualified XII (0.55)                      14.336      16.726            16.67%            (11)         74,826.7      1,251,580
Qualified XII (0.65)                      14.246      16.699            17.22%            (10)         29,858.5        498,619
Qualified XII (0.70)                      13.194      16.686            26.47%             (5)         26,860.0        448,185
Qualified XII (0.75)                      11.666      16.673            42.92%                         73,998.2      1,233,737
Qualified XII (0.80)                      12.836      18.335            42.84%                      1,206,254.8     22,116,909
Qualified XII (0.85)                      17.841      25.471            42.77%                        538,137.7     13,706,789
Qualified XII (0.90)                      12.464      17.786            42.70%                         11,347.9        201,835
Qualified XII (0.95)                      17.794      25.378            42.62%                        187,296.1      4,753,232
Qualified XII (1.00)                      17.770      25.332            42.55%                        535,269.4     13,559,498
Qualified XII (1.05)                      17.747      25.286            42.48%                         49,882.8      1,261,338
Qualified XII (1.10)                      17.723      25.240            42.41%                         25,768.2        650,392
Qualified XII (1.15)                      17.700      25.194            42.34%                         56,210.8      1,416,188
Qualified XII (1.20)                      17.677      25.148            42.26%                         32,112.6        807,581
Qualified XII (1.25)                      17.653      25.103            42.20%                          9,889.5        248,254
Qualified XII (1.30)                      17.630      25.057            42.13%                          4,721.6        118,309
Qualified XII (1.40)                      17.584      24.966            41.98%                          3,142.8         78,464
Qualified XII (1.50)                      17.537      24.875            41.84%                         10,930.5        271,900
Qualified XIII                            20.813      29.684            42.62%                         52,381.4      1,554,913
Qualified XV                              20.778      29.635            42.63%                         38,375.8      1,137,271
Qualified XVI                             20.562      29.166            41.84%                         96,293.5      2,808,486
Qualified XVII                            20.651      29.366            42.20%                         28,973.6        850,824
Qualified XVIII                           22.086      31.406            42.20%                         52,432.8      1,646,718
Qualified XXI                             23.156      29.662            28.10%             (5)         63,405.5      1,880,766
Qualified XXII                            23.195      29.712            28.10%             (5)         45,183.8      1,342,494
Annuity contracts in payment period                                                                                    689,393
-------------------------------------------------------------------------------------------------------------------------------

Worldwide Growth Portfolio:
Qualified I                               19.333      29.020            50.11%             (5)          2,110.6         61,251
Qualified III                             23.797      38.648            62.41%                      5,548,673.8    214,445,606
Qualified V                               21.334      34.593            62.15%                          3,432.5        118,738
Qualified VI                              21.288      34.574            62.41%                     15,478,181.3    535,143,072
Qualified VIII                            21.223      34.465            62.39%                          8,372.5        288,561
Qualified X (1.15)                        23.996      39.011            62.57%                         58,657.5      2,288,271
Qualified X (1.25)                        23.910      38.832            62.41%                      1,490,250.0     57,868,699
Qualified XI                              21.478      35.020            63.05%                        771,009.1     27,000,589
Qualified XII (0.40)                      17.582      28.797            63.79%                        531,184.1     15,296,712
Qualified XII (0.45)                      10.235      16.757            63.72%                        466,807.5      7,822,094
Qualified XII (0.50)                      11.485      18.792            63.62%                         68,055.0      1,278,915
Qualified XII (0.55)                      12.638      16.730            32.38%            (11)        177,086.4      2,962,581
Qualified XII (0.65)                      11.492      16.703            45.34%             (4)        237,115.7      3,960,462
Qualified XII (0.70)                      11.151      16.689            49.66%             (5)         31,925.2        532,806
Qualified XII (0.75)                      10.217      16.676            63.22%                        211,806.8      3,532,039
Qualified XII (0.80)                      12.009      19.592            63.14%                      4,837,241.4     94,768,911
Qualified XII (0.85)                      17.615      28.723            63.06%                        864,935.8     24,843,664
Qualified XII (0.90)                      11.745      19.141            62.97%                         26,946.9        515,796
Qualified XII (0.95)                      17.569      28.619            62.89%                        643,913.5     18,428,009
Qualified XII (1.00)                      17.545      28.567            62.82%                      2,675,140.6     76,420,285
Qualified XII (1.05)                      17.522      28.515            62.74%                        199,509.8      5,688,999
Qualified XII (1.10)                      17.499      28.463            62.66%                         65,151.2      1,854,408
Qualified XII (1.15)                      17.476      28.411            62.57%                        163,390.0      4,642,134
Qualified XII (1.20)                      17.453      28.360            62.49%                         50,750.3      1,439,265
Qualified XII (1.25)                      17.430      28.308            62.41%                         19,060.1        539,558
Qualified XII (1.30)                      17.407      28.257            62.33%                         14,290.6        403,807

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)                  Units
                                                 --------              in Value of                   Outstanding     Reserves
                                          Beginning     End of         Accumulation                     at End        at End
                                           of Year       Year              Unit                        of Year       of Year
-------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio (continued):
Qualified XII (1.40)                        $17.361     $28.154            62.17%                        2,147.7   $    60,466
Qualified XII (1.50)                         17.315      28.052            62.01%                       34,243.8       960,605
Qualified XIII                               21.455      34.949            62.89%                      109,644.4     3,831,997
Qualified XV                                 21.419      34.891            62.90%                       81,241.3     2,834,612
Qualified XVI                                21.196      34.339            62.01%                      215,248.0     7,391,423
Qualified XVII                               21.288      34.574            62.41%                       84,795.7     2,931,728
Qualified XVIII                              23.910      38.832            62.41%                       77,803.3     3,021,223
Qualified XXI                                23.168      34.923            50.74%             (5)      216,743.3     7,569,432
Qualified XXII                               23.206      34.982            50.75%             (5)      158,965.3     5,560,856
Annuity contracts in payment period                                                                                    752,858
-------------------------------------------------------------------------------------------------------------------------------

Lexington Emerging Markets Fund:
Qualified III                                 5.470      12.315           125.14%                      940,817.1    11,586,115
-------------------------------------------------------------------------------------------------------------------------------

Lexington Natural Resources Trust Fund:
Qualified III                                11.433      12.882            12.67%                      437,491.3     5,635,952
Qualified V                                  12.670      14.253            12.49%                        2,485.0        35,419
Qualified VI                                 12.336      13.900            12.68%                      489,112.5     6,798,533
Qualified VIII                               10.693      12.047            12.66%                          839.6        10,115
Qualified XI                                 12.446      14.079            13.12%                       26,550.1       373,805
Qualified XII (0.40)                          9.626      10.939            13.64%                        8,855.9        96,874
Qualified XII (0.45)                          8.644       8.758             1.32%            (11)        4,240.5        37,137
Qualified XII (0.55)                          8.255       8.744             5.92%            (11)        4,256.5        37,217
Qualified XII (0.65)                          8.125       8.729             7.43%            (10)        2,246.3        19,609
Qualified XII (0.70)                          9.037       8.722            (3.49%)            (5)        2,018.1        17,602
Qualified XII (0.75)                          7.696       8.715            13.24%                       10,959.9        95,520
Qualified XII (0.80)                          8.415       9.524            13.18%                       92,365.4       879,684
Qualified XII (0.85)                          9.645      10.911            13.13%                       28,938.8       315,743
Qualified XII (0.95)                          9.619      10.871            13.02%                       51,656.2       561,554
Qualified XII (1.00)                          9.606      10.851            12.96%                       87,037.7       944,466
Qualified XII (1.05)                          9.594      10.831            12.89%                        3,378.1        36,590
Qualified XII (1.10)                          9.581      10.812            12.85%                        1,354.1        14,640
Qualified XII (1.15)                          9.568      10.792            12.79%                        8,710.7        94,006
Qualified XII (1.20)                          9.556      10.772            12.72%                        2,436.7        26,249
Qualified XII (1.25)                          9.543      10.753            12.68%                           70.6           759
Qualified XII (1.50)                          9.480      10.655            12.39%                          146.7         1,563
Qualified XIII                               12.433      14.051            13.01%                        5,185.8        72,865
Qualified XV                                 12.412      14.028            13.02%                        9,115.8       127,872
Qualified XVI                                12.283      13.805            12.39%                       10,231.1       141,241
Qualified XVII                               12.336      13.900            12.68%                          900.1        12,511
Qualified XXI                                14.452      14.041            (2.84%)            (5)        4,390.1        61,640
Qualified XXII                               14.476      14.064            (2.85%)            (5)        4,216.7        59,303
-------------------------------------------------------------------------------------------------------------------------------

MFS Funds:
Total Return Series:
Qualified III                                10.531      10.720             1.79%                       63,821.5       684,196
-------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Funds:
Global Securities Fund/VA:
Qualified III                                10.303      16.126            56.52%                       59,571.1       960,641
Qualified V                                  11.564      15.638            35.23%             (7)           21.9           343
Qualified VI                                 10.018      15.681            56.53%                      184,292.1     2,889,837
Qualified X (1.15)                           10.923      15.707            43.80%             (8)          658.0        10,336
Qualified X (1.25)                           10.018      15.681            56.53%                       29,386.7       460,806
Qualified XI                                 10.039      15.775            57.14%                       14,290.6       225,435
Qualified XII (0.40)                         10.047      15.859            57.85%                        5,065.0        80,325
Qualified XII (0.45)                         13.162      15.849            20.41%            (11)           26.7           423
Qualified XII (0.50)                         10.070      15.881            57.71%                          785.5        12,474
Qualified XII (0.55)                         12.055      15.823            31.26%            (11)          370.7         5,866
Qualified XII (0.65)                         11.782      15.798            34.09%            (10)          136.8         2,161

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------------------
                                                 Value
                                                Per Unit          Increase (Decrease)                   Units
                                                --------              in Value of                    Outstanding      Reserves
                                         Beginning     End of         Accumulation                      at End         at End
                                          of Year       Year              Unit                         of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA (continued):
Qualified XII (0.70)                       $14.516     $15.785            8.74%             (12)             58.4   $        922
Qualified XII (0.75)                        10.027      15.772           57.30%                           2,178.1         34,354
Qualified XII (0.80)                        10.050      15.800           57.21%                           8,820.1        139,361
Qualified XII (0.85)                        10.046      15.787           57.15%                          10,761.7        169,895
Qualified XII (0.95)                        10.039      15.760           56.99%                             543.5          8,566
Qualified XII (1.00)                        10.036      15.747           56.91%                          20,245.9        318,814
Qualified XII (1.05)                        10.032      15.734           56.84%                             493.8          7,770
Qualified XII (1.10)                        10.029      15.721           56.76%                             965.5         15,177
Qualified XII (1.15)                        10.025      15.707           56.68%                             775.0         12,174
Qualified XII (1.20)                         9.897      15.694           58.57%              (2)            131.7          2,067
Qualified XII (1.25)                        11.614      15.681           35.02%              (8)              8.3            130
Qualified XII (1.30)                        10.015      15.668           56.45%                              31.3            491
Qualified XII (1.40)                        10.008      15.641           56.28%                              30.7            479
Qualified XIII                              10.039      15.760           56.99%                             595.1          9,378
Qualified XV                                10.039      15.760           56.99%                             329.3          5,190
Qualified XVI                               10.001      15.615           56.13%                           7,932.0        123,856
Qualified XVII                              10.018      15.681           56.53%                           6,425.3        100,753
Qualified XVIII                             11.696      15.681           34.07%              (7)             29.0            454
Qualified XXI                               10.913      15.775           44.55%              (5)         14,640.9        230,960
Qualified XXII                              10.913      15.775           44.55%              (5)          2,690.3         42,439
---------------------------------------------------------------------------------------------------------------------------------

Strategic Bond Fund/VA:
Qualified III                                9.935      10.089            1.55%                         173,218.8      1,747,553
Qualified V                                  9.762      10.021            2.65%              (3)             64.0            641
Qualified VI                                 9.895      10.048            1.55%                          90,615.5        910,504
Qualified X (1.25)                           9.895      10.048            1.55%                          20,573.3        206,721
Qualified XI                                 9.915      10.108            1.95%                           1,293.6         13,076
Qualified XII (0.40)                         9.923      10.162            2.41%                           1,576.1         16,017
Qualified XII (0.45)                         9.953      10.188            2.36%                           6,623.0         67,477
Qualified XII (0.50)                         9.946      10.176            2.31%                               4.5             46
Qualified XII (0.55)                         9.997      10.172            1.75%             (11)          1,233.2         12,544
Qualified XII (0.65)                         9.942      10.155            2.14%             (10)             63.5            644
Qualified XII (0.75)                         9.935      10.139            2.05%                           1,052.4         10,670
Qualified XII (0.80)                         9.926      10.125            2.00%                           4,198.4         42,507
Qualified XII (0.85)                         9.922      10.116            1.96%                           5,761.4         58,284
Qualified XII (0.95)                         9.915      10.099            1.86%                           1,105.7         11,167
Qualified XII (1.00)                         9.912      10.091            1.81%                          12,846.9        129,632
Qualified XII (1.05)                         9.908      10.082            1.76%                             243.2          2,452
Qualified XII (1.10)                         9.905      10.074            1.71%                             782.8          7,885
Qualified XII (1.15)                         9.902      10.065            1.65%                           1,185.6         11,933
Qualified XII (1.20)                         9.898      10.057            1.61%                              88.7            892
Qualified XII (1.25)                         9.869      10.048            1.81%              (1)              8.9             89
Qualified XII (1.50)                         9.878      10.006            1.30%                              68.8            689
Qualified XIII                               9.915      10.099            1.86%                             596.5          6,024
Qualified XV                                 9.915      10.099            1.86%                           3,113.1         31,440
Qualified XVI                                9.878      10.006            1.30%                             233.6          2,338
Qualified XVIII                              9.895      10.048            1.55%                          12,816.0        128,775
Qualified XXI                                9.954      10.108            1.55%              (5)          3,895.0         39,373
Qualified XXII                               9.954      10.108            1.55%              (5)            483.4          4,886
Annuity contracts in payment period                                                                                       27,517
---------------------------------------------------------------------------------------------------------------------------------

Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Qualified III                               19.268      28.710           49.00%                       3,024,975.4     86,846,795
Qualified V                                 19.041      28.327           48.77%                           5,879.2        166,539
Qualified VI                                19.114      28.481           49.01%                       9,740,293.5    277,415,257
Qualified VIII                              20.023      29.833           48.99%                          12,353.8        368,553
Qualified X (1.15)                          19.216      28.661           49.15%                          48,708.9      1,396,043
Qualified X (1.25)                          19.114      28.481           49.01%                       1,234,594.7     35,162,739

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio (continued):
Qualified XI                            $19.285      $28.849            49.59%                        587,576.1   $ 16,950,838
Qualified XII (0.40)                     12.776       19.199            50.27%                        413,846.5      7,945,488
Qualified XII (0.45)                     11.002       16.525            50.20%                        128,506.7      2,123,601
Qualified XII (0.50)                     10.841       16.274            50.12%                        181,468.3      2,953,302
Qualified XII (0.55)                     12.327       16.499            33.84%            (11)        103,358.4      1,705,269
Qualified XII (0.65)                     10.880       16.472            51.40%             (4)        109,677.9      1,806,619
Qualified XII (0.70)                     11.165       16.459            47.42%             (5)         32,820.8        540,190
Qualified XII (0.75)                     10.982       16.446            49.75%                        161,338.1      2,653,286
Qualified XII (0.80)                     11.846       17.731            49.68%                      2,991,234.9     53,036,901
Qualified XII (0.85)                     12.800       19.150            49.61%                        822,853.5     15,757,311
Qualified XII (0.90)                     11.462       17.139            49.53%                         20,775.8        356,082
Qualified XII (0.95)                     12.767       19.080            49.45%                        684,437.0     13,059,015
Qualified XII (1.00)                     12.750       19.045            49.37%                      2,526,496.6     48,117,681
Qualified XII (1.05)                     12.733       19.011            49.30%                        110,359.8      2,098,004
Qualified XII (1.10)                     12.716       18.976            49.23%                         34,562.6        655,861
Qualified XII (1.15)                     12.699       18.942            49.16%                        200,163.0      3,791,391
Qualified XII (1.20)                     12.683       18.907            49.07%                         69,822.2      1,320,130
Qualified XII (1.25)                     12.666       18.873            49.01%                         26,071.5        492,039
Qualified XII (1.30)                     12.649       18.838            48.93%                          7,480.3        140,916
Qualified XII (1.40)                     12.616       18.770            48.78%                          1,614.8         30,310
Qualified XII (1.50)                     12.582       18.702            48.64%                          7,941.7        148,524
Qualified XIII                           19.264       28.791            49.45%                         67,371.5      1,939,672
Qualified XV                             19.232       28.743            49.45%                         73,452.1      2,111,218
Qualified XVI                            19.032       28.288            48.63%                        133,578.6      3,778,611
Qualified XVII                           19.114       28.481            49.01%                         14,235.7        405,449
Qualified XVIII                          19.114       28.481            49.01%                         41,011.6      1,168,060
Qualified XXI                            20.019       28.769            43.71%             (5)        194,332.5      5,590,819
Qualified XXII                           20.053       28.817            43.70%             (5)        197,163.5      5,681,718
Annuity contracts in payment period                                                                                     38,500
-------------------------------------------------------------------------------------------------------------------------------

PPI MFS Research Growth Portfolio:
Qualified I                              10.989       13.469            22.57%                            603.1          8,122
Qualified III                            14.528       17.796            22.49%                        194,295.5      3,457,720
Qualified III                            15.891       19.466            22.50%                      1,102,793.9     21,466,554
Qualified V                              16.593       20.293            22.30%                          9,280.3        188,329
Qualified VI                             16.758       20.527            22.49%                      7,196,328.6    147,721,273
Qualified VII                            14.132       17.322            22.57%                         71,237.7      1,233,968
Qualified VIII                           14.134       17.312            22.48%                         13,755.1        238,128
Qualified IX                             13.926       17.102            22.81%                          1,935.0         33,092
Qualified X (1.15)                       16.844       20.653            22.61%                         12,984.9        268,183
Qualified X (1.25)                       16.758       20.527            22.49%                        930,520.8     19,101,090
Qualified XI                             16.907       20.792            22.98%                        333,629.4      6,936,944
Qualified XII (0.40)                     10.641       13.146            23.54%                        323,177.5      4,248,345
Qualified XII (0.45)                     10.577       13.061            23.48%                         50,332.2        657,388
Qualified XII (0.50)                     11.127       13.733            23.42%                         72,063.8        989,621
Qualified XII (0.55)                     11.303       13.040            15.37%            (11)         54,853.8        715,290
Qualified XII (0.65)                     11.075       13.019            17.55%             (4)         89,183.3      1,161,070
Qualified XII (0.70)                     11.020       13.008            18.04%             (5)         22,795.7        296,537
Qualified XII (0.75)                     10.558       12.998            23.11%                         52,316.5        680,006
Qualified XII (0.80)                     11.682       14.375            23.05%                        541,625.4      7,785,678
Qualified XII (0.85)                     10.661       13.112            22.99%                        681,108.9      8,930,414
Qualified XII (0.90)                     11.375       13.982            22.92%                          8,900.9        124,453
Qualified XII (0.95)                     10.633       13.064            22.86%                        259,783.1      3,393,776
Qualified XII (1.00)                     10.619       13.040            22.80%                        854,700.1     11,145,402
Qualified XII (1.05)                     10.605       13.016            22.73%                         22,552.0        293,545
Qualified XII (1.10)                     10.591       12.993            22.68%                         20,445.0        265,636
Qualified XII (1.15)                     10.577       12.969            22.62%                        129,349.4      1,677,539
Qualified XII (1.20)                     10.563       12.945            22.55%                         33,672.0        435,899

Variable Annuity Account C

---------------------------------------------------------------------
                                                      Value
                                                     Per Unit
                                                     --------
                                              Beginning     End of
                                               of Year       Year
---------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XII (1.25)                           $10.549      $12.922
Qualified XII (1.30)                            10.535       12.898
Qualified XII (1.40)                            10.507       12.851
Qualified XII (1.50)                            10.479       12.805
Qualified XIII                                  16.889       20.750
Qualified XV                                    16.861       20.716
Qualified XVI                                   16.685       20.388
Qualified XVII                                  16.758       20.527
Qualified XVIII                                 16.758       20.527
Qualified XIX                                   10.989       13.469
Qualified XX                                    14.528       17.796
Qualified XXI                                   17.376       20.735
Qualified XXII                                  17.405       20.770
---------------------------------------------------------------------

PPI MFS Value Equity Portfolio:
Qualified III                                   29.339       43.112
Qualified V                                     24.053       35.288
Qualified VI                                    24.145       35.480
Qualified VIII                                  20.756       30.498
Qualified X (1.15)                              10.502       15.447
Qualified X (1.25)                              10.495       15.421
Qualified XI                                    24.361       35.938
Qualified XII (0.40)                            15.676       23.231
Qualified XII (0.45)                            10.673       15.809
Qualified XII (0.50)                            11.320       16.760
Qualified XII (0.55)                            12.844       15.783
Qualified XII (0.65)                            12.653       15.758
Qualified XII (0.70)                            11.997       15.745
Qualified XII (0.75)                            10.653       15.732
Qualified XII (0.80)                            12.055       17.793
Qualified XII (0.85)                            15.706       23.171
Qualified XII (0.90)                            11.654       17.184
Qualified XII (0.95)                            15.664       23.087
Qualified XII (1.00)                            15.644       23.045
Qualified XII (1.05)                            15.623       23.003
Qualified XII (1.10)                            15.602       22.961
Qualified XII (1.15)                            15.582       22.919
Qualified XII (1.20)                            15.561       22.878
Qualified XII (1.25)                            15.541       22.836
Qualified XII (1.30)                            15.520       22.794
Qualified XII (1.40)                            15.479       22.712
Qualified XII (1.50)                            15.438       22.629
Qualified XIII                                  24.335       35.866
Qualified XV                                    24.294       35.806
Qualified XVI                                   24.041       35.239
Qualified XVII                                  24.145       35.480
Qualified XVIII                                 10.495       15.421
Qualified XXI                                   27.595       35.839
Qualified XXII                                  27.641       35.899
Annuity contracts in payment period
---------------------------------------------------------------------

PPI Scudder International Growth Portfolio:
Qualified III                                   20.829       32.585
Qualified V                                     19.707       30.781
Qualified VI                                    19.978       31.255
Qualified VIII                                  16.832       26.330
Qualified X (1.15)                              20.081       31.447
Qualified X (1.25)                              19.978       31.255
Qualified XI                                    20.157       31.658

--------------------------------------------------------------------------------------------------------------

                                              Increase (Decrease)                   Units
                                                  in Value of                    Outstanding       Reserves
                                                  Accumulation                      at End          at End
                                                      Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XII (1.25)                                  22.50%                          3,582.9    $     46,298
Qualified XII (1.30)                                  22.43%                          6,221.1          80,241
Qualified XII (1.40)                                  22.31%                            405.6           5,213
Qualified XII (1.50)                                  22.20%                          1,992.4          25,512
Qualified XIII                                        22.86%                         50,206.0       1,041,798
Qualified XV                                          22.86%                         66,414.5       1,375,838
Qualified XVI                                         22.19%                        139,055.9       2,835,026
Qualified XVII                                        22.49%                         64,137.6       1,316,573
Qualified XVIII                                       22.49%                         57,610.6       1,182,591
Qualified XIX                                         22.57%                         14,801.9         199,364
Qualified XX                                          22.49%                         24,517.6         436,320
Qualified XXI                                         19.33%             (5)         86,898.8       1,801,854
Qualified XXII                                        19.33%             (5)         94,524.7       1,963,247
--------------------------------------------------------------------------------------------------------------

PPI MFS Value Equity Portfolio:
Qualified III                                         46.94%                      2,448,586.9     105,562,849
Qualified V                                           46.71%                          6,568.3         231,784
Qualified VI                                          46.95%                      2,035,825.4      72,231,550
Qualified VIII                                        46.94%                         11,317.8         345,168
Qualified X (1.15)                                    47.09%                         12,265.5         189,469
Qualified X (1.25)                                    46.94%                         77,143.0       1,189,640
Qualified XI                                          47.52%                        184,604.4       6,634,315
Qualified XII (0.40)                                  48.19%                         44,935.8       1,043,902
Qualified XII (0.45)                                  48.12%                         36,972.2         584,478
Qualified XII (0.50)                                  48.06%                         69,113.2       1,158,302
Qualified XII (0.55)                                  22.88%            (11)         51,668.9         815,496
Qualified XII (0.65)                                  24.54%            (10)         14,719.7         231,948
Qualified XII (0.70)                                  31.24%             (5)          4,666.5          73,474
Qualified XII (0.75)                                  47.68%                         57,583.9         905,928
Qualified XII (0.80)                                  47.60%                        343,239.4       6,107,402
Qualified XII (0.85)                                  47.53%                        399,213.2       9,250,158
Qualified XII (0.90)                                  47.45%                         11,686.5         200,826
Qualified XII (0.95)                                  47.39%                        121,012.3       2,793,777
Qualified XII (1.00)                                  47.31%                        416,660.2       9,601,847
Qualified XII (1.05)                                  47.24%                         10,435.4         240,043
Qualified XII (1.10)                                  47.17%                          3,853.0          88,468
Qualified XII (1.15)                                  47.09%                         77,457.5       1,775,271
Qualified XII (1.20)                                  47.02%                         19,495.1         446,000
Qualified XII (1.25)                                  46.94%                          3,708.9          84,697
Qualified XII (1.30)                                  46.87%                          4,031.9          91,904
Qualified XII (1.40)                                  46.73%                             95.2           2,162
Qualified XII (1.50)                                  46.58%                          1,540.9          34,869
Qualified XIII                                        47.38%                         20,452.5         733,542
Qualified XV                                          47.39%                         18,282.1         654,607
Qualified XVI                                         46.58%                         34,760.3       1,224,918
Qualified XVII                                        46.95%                          8,425.1         298,926
Qualified XVIII                                       46.94%                          3,646.0          56,226
Qualified XXI                                         29.87%             (5)         23,458.1         840,717
Qualified XXII                                        29.88%             (5)         29,138.7       1,046,044
Annuity contracts in payment period                                                                    36,974
--------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Qualified III                                         56.44%                      2,807,485.1      91,482,777
Qualified V                                           56.19%                          3,184.1          98,009
Qualified VI                                          56.45%                      3,509,645.1     109,694,655
Qualified VIII                                        56.43%                         21,757.3         572,876
Qualified X (1.15)                                    56.60%                         34,626.0       1,088,877
Qualified X (1.25)                                    56.45%                        437,547.4      13,675,631
Qualified XI                                          57.06%                        262,480.7       8,309,690

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)                     Units
                                  --------                 in Value of                      Outstanding        Reserves
                          Beginning       End of           Accumulation                        at End           at End
                           of Year         Year                Unit                           of Year           of Year
--------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Qualified XII (0.40)        $13.602       $21.461              57.78%                          196,446.2     $  4,215,834
Qualified XII (0.45)         11.701        15.452              32.06%             (9)           42,207.6          652,206
Qualified XII (0.50)         10.797        17.018              57.62%                          115,575.3        1,966,827
Qualified XII (0.55)         12.322        15.427              25.20%            (11)           60,618.9          935,195
Qualified XII (0.65)         10.375        15.403              48.46%             (4)           24,792.0          381,861
Qualified XII (0.70)         10.603        15.390              45.15%             (5)           12,199.0          187,745
Qualified XII (0.75)          9.781        15.378              57.22%                           37,463.1          576,100
Qualified XII (0.80)         11.041        17.351              57.15%                          721,189.5       12,513,015
Qualified XII (0.85)         13.628        21.405              57.07%                          471,225.5       10,086,642
Qualified XII (0.90)         11.029        17.314              56.99%                           15,230.7          263,709
Qualified XII (0.95)         13.592        21.327              56.91%                          248,204.3        5,293,546
Qualified XII (1.00)         13.574        21.289              56.84%                          868,602.8       18,491,374
Qualified XII (1.05)         13.556        21.250              56.76%                           21,941.8          466,262
Qualified XII (1.10)         13.538        21.211              56.68%                            7,463.1          158,302
Qualified XII (1.15)         13.520        21.173              56.61%                           80,397.5        1,702,233
Qualified XII (1.20)         13.502        21.134              56.52%                           15,622.5          330,169
Qualified XII (1.25)         13.485        21.096              56.44%                            3,169.6           66,866
Qualified XII (1.30)         13.467        21.057              56.36%                              461.5            9,719
Qualified XII (1.40)         13.431        20.981              56.21%                              182.1            3,820
Qualified XII (1.50)         13.396        20.905              56.05%                            3,468.6           72,510
Qualified XIII               20.135        31.595              56.92%                           29,730.7          939,330
Qualified XV                 20.102        31.542              56.91%                           35,479.5        1,119,099
Qualified XVI                19.892        31.043              56.06%                           52,692.0        1,635,704
Qualified XVII               19.978        31.255              56.45%                            6,428.2          200,914
Qualified XVIII              19.978        31.255              56.45%                            9,672.4          302,313
Qualified XXI                21.199        31.571              48.93%             (5)           79,515.0        2,510,383
Qualified XXII               21.234        31.624              48.93%             (5)           46,782.3        1,479,431
--------------------------------------------------------------------------------------------------------------------------

PPI T. Rowe Price Growth Equity Portfolio:
Qualified III                20.929        25.283              20.80%                        1,549,309.9       39,171,615
Qualified V                  18.429        22.227              20.61%                            1,304.0           28,985
Qualified VI                 18.146        21.922              20.81%                        5,814,568.3      127,466,773
Qualified VIII               18.525        22.377              20.79%                            4,311.4           96,477
Qualified X (1.15)           20.400        24.669              20.93%                           43,662.1        1,077,119
Qualified X (1.25)           20.328        24.557              20.80%                          668,583.2       16,418,730
Qualified XI                 18.309        22.205              21.28%                          297,723.2        6,610,911
Qualified XII (0.40)         16.863        20.546              21.84%                          165,483.2        3,399,972
Qualified XII (0.45)         11.057        13.464              21.77%                           79,776.9        1,074,133
Qualified XII (0.50)         11.551        14.059              21.71%                            6,941.6           97,592
Qualified XII (0.55)         11.814        13.443              13.79%            (11)           26,870.3          361,204
Qualified XII (0.65)         11.742        13.421              14.30%            (10)           17,656.7          236,968
Qualified XII (0.70)         11.790        13.410              13.74%             (5)           17,646.5          236,641
Qualified XII (0.75)         11.036        13.399              21.41%                           52,085.5          697,906
Qualified XII (0.80)         12.153        14.748              21.35%                          869,106.4       12,817,158
Qualified XII (0.85)         16.895        20.493              21.30%                          195,928.3        4,015,067
Qualified XII (0.90)         11.792        14.296              21.23%                            6,405.2           91,566
Qualified XII (0.95)         16.851        20.418              21.17%                          257,759.2        5,262,937
Qualified XII (1.00)         16.829        20.381              21.11%                          666,141.7       13,576,601
Qualified XII (1.05)         16.806        20.344              21.05%                           61,160.7        1,244,246
Qualified XII (1.10)         16.784        20.307              20.99%                           23,320.3          473,563
Qualified XII (1.15)         16.762        20.270              20.93%                           62,597.1        1,268,841
Qualified XII (1.20)         16.740        20.233              20.87%                           24,522.4          496,163
Qualified XII (1.25)         16.718        20.196              20.80%                            1,434.1           28,963
Qualified XII (1.30)         16.696        20.160              20.75%                            3,214.8           64,809
Qualified XII (1.40)         16.652        20.086              20.62%                            2,478.4           49,781
Qualified XII (1.50)         16.608        20.013              20.50%                            7,739.5          154,893
Qualified XIII               18.289        22.160              21.17%                           31,427.2          696,430
Qualified XV                 18.258        22.123              21.17%                           19,172.1          424,151

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                Units
                                              --------              in Value of                 Outstanding       Reserves
                                       Beginning     End of         Accumulation                   at End          at End
                                        of Year       Year              Unit                      of Year          of Year
-------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio (continued):
Qualified XVI                           $18.068      $21.773   20.51%                          93,175.6       $     2,028,703
Qualified XVII                           18.146       21.922   20.81%                          24,824.6               544,205
Qualified XVIII                          20.328       24.557   20.80%                          19,410.1               476,664
Qualified XXI                            19.112       22.144   15.86%                 (5)      53,724.1             1,189,654
Qualified XXII                           19.144       22.181   15.86%                 (5)      51,974.1             1,152,819
Annuity contracts in payment period                                                                                    62,930
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                         $15,463,100,152
===============================================================================================================================

   Qualified I       Individual contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans"
                     established pursuant to Section 401 of the Internal Revenue Code ("Code"); Tax-Deferred Annuity Plans
                     established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual Retirement Annuity Plans established by or on behalf of individuals pursuant to section
                     408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans"
                     established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962,
                     as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified Corporate
                     Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity
                     Plans.

   Qualified III     Individual contracts issued in connection with Tax-Deferred Annuity Plans and Individual Retirement Annuity
                     Plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group contracts issued since October 1, 1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with
                     Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

   Qualified V       Certain group AetnaPlus contracts issued since August 28, 1992 in connection with "Optional Retirement Plans"
                     established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

   Qualified VI      Certain group AetnaPlus contracts issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and Deferred Compensation Plans since August 28, 1992.

   Qualified VII     Certain existing contracts that were converted to ACES, an administrative system (previously valued under
                     Qualified I).

   Qualified VIII    Group AetnaPlus contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans
                     adopted by state and local governments since June 30, 1993.

   Qualified IX      Certain large group contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

   Qualified X       Individual Retirement Annuity and Simplified Employee Pension Plans issued or converted to ACES, an administrative system.

   Qualified XI      Certain large group contracts issued in connection with Deferred Compensation Plans adopted by state and local governments since January 1996.

   Qualified XII     Group Retirement Plus and Voluntary TDA contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement Plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

   Qualified XIII    Certain existing contracts issued in connection with Deferred Compensation Plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

   Qualified XIV     Certain existing contracts issued in connection with Deferred Compensation Plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

   Qualified XV      Certain existing contracts issued in connection with Deferred Compensation Plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.

   Qualified XVI     Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and Deferred Compensation Plans.

   Qualified XVII    Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity
                     Plans and Deferred Compensation Plans, which result in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XVIII   Individual Retirement Annuity and Simplified Employee Pension Plan contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XIX     Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XX      Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XXI     Certain existing contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 20, 1999.

   Qualified XXII    Certain existing contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 20, 1999.

Variable Annuity Account C

Notes to Condensed Financial Information:

 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1999.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1999.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1999.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1999.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1999.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1999.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1999.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1999.

 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1999.

(10) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1999.

(11) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1999.

(12) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1999.


See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - December 31, 1999

1.   Summary of Significant Accounting Policies

     Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     a. Valuation of Investments

     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

     Aetna Ascent VP                       Fidelity Investments Variable Insurance Products Fund:
     Aetna Balanced VP, Inc.               o Equity-Income Portfolio
     Aetna Bond VP                         o Growth Portfolio
     Aetna Crossroads VP                   o High Income Portfolio
     Aetna Get Fund, Series C              o Overseas Portfolio
     Aetna Get Fund, Series D              Fidelity Investments Variable Insurance Products Fund II:
     Aetna Get Fund, Series E              o Asset Manager Portfolio
     Aetna Get Fund, Series G              o Contrafund Portfolio
     Aetna Get Fund, Series H              o Index 500 Portfolio
     Aetna Growth and Income VP            Janus Aspen Series:
     Aetna Growth VP                       o Aggressive Growth Portfolio
     Aetna High Yield VP                   o Balanced Portfolio
     Aetna Index Plus Bond VP              o Flexible Income Portfolio
     Aetna Index Plus Large Cap VP         o Growth Portfolio
     Aetna Index Plus Mid Cap VP           o Worldwide Growth Portfolio
     Aetna Index Plus Small Cap VP         Lexington Emerging Markets Fund
     Aetna International VP                Lexington Natural Resources Trust Fund
     Aetna Legacy VP                       MFS Funds:
     Aetna Money Market VP                 o Total Return Series
     Aetna Real Estate Securities VP       Oppenheimer Funds:
     Aetna Small Company VP                o Global Securities Fund/VA
     Aetna Value Opportunity VP            o Strategic Bond Fund/VA
     AIM V.I. Funds:                       Portfolio Partners, Inc. (PPI):
     o Capital Appreciation Fund           o PPI MFS Emerging Equities Portfolio
     o Growth and Income Fund              o PPI MFS Research Growth Portfolio
     o Growth Fund                         o PPI MFS Value Equity Portfolio
     o Value Fund                          o PPI Scudder International Growth Portfolio
     Calvert Social Balanced Portfolio     o PPI T. Rowe Price Growth Equity Portfolio

     b. Other

     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c. Federal Income Taxes

     The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account C

     d. Annuity Reserves

     Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statement of Operations.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $4,379,494,735 and $3,038,110,918.

Variable Annuity Account C

5.   Supplemental Information to Statements of Operations

-------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999

                                                          Valuation         Proceeds         Cost of
                                                           Period             from         Investments
                                        Dividends        Deductions          Sales            Sold
-------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation         $5,424,720        ($940,095)      $21,050,463    $17,923,719
-------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        129,648,887      (11,409,349)      171,784,150    134,352,886
-------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         20,583,480       (4,121,837)       76,211,807     75,164,913
-------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation          4,102,960         (794,117)       20,541,177     18,623,780
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation         19,659,225         (300,702)       61,627,051     73,666,337
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation         49,567,794       (2,297,493)       65,399,058     46,252,270
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation          9,818,549       (6,617,202)       79,039,494     77,044,032
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation          1,026,607         (841,648)        4,290,162      4,199,198
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation            126,467          (70,416)          326,817        320,955
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                  0             (453)              124            124
-------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      1,090,401,955      (69,870,331)    1,125,243,123    977,360,909
-------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation          6,868,901       (1,208,168)       13,984,560     10,684,305
-------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation            240,452          (24,430)        6,400,921      6,491,793
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Annuity contracts in accumulation             65,211          (16,666)        2,220,589      2,299,816
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation         19,800,531       (4,075,549)       19,224,441     13,144,705
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation          1,034,576          (71,863)        5,521,453      5,107,109
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation             16,354          (73,367)        8,139,482      7,636,928
-------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation            545,291          (38,870)        3,280,269      3,005,531
-------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          2,455,488         (529,171)       18,575,474     17,994,341
-------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation         11,526,349       (3,232,107)      467,395,045    463,827,536
-------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                   Net Unrealized                  Net                 Net
                                           Net                   Gain (Loss)                Change in      Increase (Decrease)
                                        Realized                 -----------                Unrealized        in Net Assets
                                       Gain (Loss)       Beginning           End           Gain (Loss)       Resulting from
                                     on Investments       of Year          of Year        on Investments       Operations
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation        $3,126,744       $1,897,575        $4,030,133        $2,132,558         $9,743,927
------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        37,431,264       87,636,330        45,044,344       (42,591,986)       113,078,816
------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         1,046,894        4,484,663       (19,754,875)      (24,239,538)        (6,731,001)
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation         1,917,397          598,907         1,130,783           531,876          5,758,116
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation       (12,039,286)       6,591,127                 0        (6,591,127)           728,110
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        19,146,788       52,568,856        19,237,706       (33,331,150)        33,085,939
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation         1,995,462           75,991        25,690,783        25,614,792         30,811,601
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation            90,964                0        10,381,800        10,381,800         10,657,723
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation             5,862                0         1,305,419         1,305,419          1,367,332
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                 0                0             2,236             2,236              1,783
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation       147,882,214      (10,415,627)     (281,156,139)     (270,740,512)       897,673,326
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation         3,300,255        7,094,432        31,404,391        24,309,959         33,270,947
------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation           (90,872)        (104,129)         (112,582)           (8,453)           116,697
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Annuity contracts in accumulation           (79,227)         (60,361)          (64,241)           (3,880)           (34,562)
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation         6,079,736       38,198,247        94,088,323        55,890,076         77,694,794
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation           414,344          420,810           147,754          (273,056)         1,104,001
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation           502,554          395,906           672,037           276,131            721,672
------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation           274,738           53,600         1,272,468         1,218,868          2,000,027
------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation           581,133         (120,205)          (83,476)           36,729          2,544,179
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation         3,567,509        5,409,256         4,054,787        (1,354,469)        10,507,282
------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5.   Supplemental Information to Statements of Operations (continued)

----------------------------------------------------------------------------------------------
Year Ended December 31, 1999

                                                      Valuation       Proceeds      Cost of
                                                        Period          from      Investments
                                       Dividends      Deductions       Sales          Sold
----------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation         $96,758        ($21,708)   $4,751,578    $4,984,993
----------------------------------------------------------------------------------------------
 Aetna Small Company VP:
Annuity contracts in accumulation         737,403        (519,552)   40,286,820    39,790,199
----------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation       1,611,663        (341,816)    7,979,762     6,203,281
----------------------------------------------------------------------------------------------
AIM V.I. Funds:
 Capital Appreciation Fund:
Annuity contracts in accumulation          28,724           3,269     1,544,175     1,410,847
----------------------------------------------------------------------------------------------
 Growth and Income Fund:
Annuity contracts in accumulation          68,381         (17,821)      204,821       189,523
----------------------------------------------------------------------------------------------
 Growth Fund:
Annuity contracts in accumulation         138,595           5,418       169,728       154,998
----------------------------------------------------------------------------------------------
 Value Fund:
Annuity contracts in accumulation         132,412         (24,625)      576,329       531,365
----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation       6,507,151        (756,397)    8,714,679     5,905,102
----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation      10,257,428      (2,626,771)   41,095,659    30,480,559
----------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation      27,209,682      (3,706,242)   17,808,060    11,356,644
----------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation         145,647         (21,453)    1,233,636     1,275,624
----------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation         579,736        (188,699)   10,461,822     9,483,583
----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation       1,997,141        (339,739)    4,369,870     3,500,735
----------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation      14,553,764      (4,734,800)   33,984,565    18,708,684
----------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation       1,559,066      (1,337,952)   21,485,592    11,241,981
----------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation      19,472,265      (6,169,116)   31,107,794    12,726,969
----------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation       4,338,447      (1,930,480)    6,359,847     3,664,310
----------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation       2,263,711        (358,371)   13,162,073    13,059,305
----------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation       1,753,103      (2,631,764)    9,901,606     5,697,727
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                  Net Unrealized                Net                Net
                                           Net                 Gain (Loss)               Change in     Increase (Decrease)
                                        Realized               -----------              Unrealized        in Net Assets
                                       Gain (Loss)      Beginning          End          Gain (Loss)      Resulting from
                                     on Investments      of Year         of Year      on Investments       Operations
--------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation       ($233,415)        ($110,732)       ($72,859)        $37,873           ($120,492)
--------------------------------------------------------------------------------------------------------------------------
 Aetna Small Company VP:
Annuity contracts in accumulation         496,621          (403,739)     13,100,682      13,504,421          14,218,893
--------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation       1,776,481         3,491,978       5,773,811       2,281,833           5,328,161
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
 Capital Appreciation Fund:
Annuity contracts in accumulation         133,328                 0         166,754         166,754             332,075
--------------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund:
Annuity contracts in accumulation          15,298                 0       1,220,016       1,220,016           1,285,874
--------------------------------------------------------------------------------------------------------------------------
 Growth Fund:
Annuity contracts in accumulation          14,730                 0         497,930         497,930             656,673
--------------------------------------------------------------------------------------------------------------------------
 Value Fund:
Annuity contracts in accumulation          44,964                 0         835,034         835,034             987,785
--------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation       2,809,577         9,585,862       7,801,335      (1,784,527)          6,775,804
--------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation      10,615,100        37,581,942      29,981,910      (7,600,032)         10,645,725
--------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation       6,451,416        60,197,198     135,925,667      75,728,469         105,683,325
--------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation         (41,988)            8,863          42,986          34,123             116,329
--------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation         978,239           253,388       5,076,505       4,823,117           6,192,393
--------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation         869,135         3,974,260       3,975,450           1,190           2,527,727
--------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation      15,275,881       106,134,557     167,567,655      61,433,098          86,527,943
--------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation      10,243,611        26,655,788      35,135,496       8,479,708          18,944,433
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation      18,380,825        99,893,644     589,941,753     490,048,109         521,732,083
--------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation       2,695,537        20,140,807      53,832,562      33,691,755          38,795,259
--------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation         102,768           175,498      (1,682,793)     (1,858,291)            149,817
--------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation       4,203,879        34,398,134     119,830,478      85,432,344          88,757,562
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5.   Supplemental Information to Statements of Operations (continued)

---------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999

                                                                    Valuation          Proceeds          Cost of
                                                                     Period              from          Investments
                                                 Dividends         Deductions           Sales              Sold
---------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                 $1,323,812        ($8,554,217)      $63,944,985       $35,293,263
---------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                     32,463            (70,487)       10,365,694         9,445,496
---------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    104,698           (205,256)        8,764,535        10,714,263
---------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Total Return Series:
Annuity contracts in accumulation                     28,468             (6,861)          149,841           140,401
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund/VA: (1)
Annuity contracts in accumulation                     61,201            (28,933)        1,584,101         1,350,923
---------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (2)
Annuity contracts in accumulation                    160,240            (35,993)        1,816,177         1,856,796
---------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                  4,595,402         (5,055,146)       76,719,475        57,253,122
---------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                    458,020         (2,725,841)       47,188,957        37,113,369
---------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                  4,866,792         (2,019,570)       19,528,061        13,513,009
---------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  8,941,510         (2,492,688)      347,966,927       288,716,184
---------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                  5,343,084         (2,549,311)       34,628,089        25,448,794
---------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C              $1,492,280,564      ($155,996,756)   $3,038,110,918    $2,616,313,236
=====================================================================================================================


-------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                            Net Unrealized                   Net
                                                    Net                   Gain (Loss)                 Change in
                                                 Realized                 -----------                Unrealized
                                                Gain (Loss)      Beginning            End            Gain (Loss)
                                              on Investments      of Year           of Year        on Investments
-------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation               $28,651,722    $137,641,800       $537,057,291       $399,415,491
-------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                   920,198      (1,654,236)         3,274,926          4,929,162
-------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                (1,949,728)     (6,226,325)        (2,122,540)         4,103,785
-------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Total Return Series:
Annuity contracts in accumulation                     9,440          21,009             (1,178)           (22,187)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund/VA: (1)
Annuity contracts in accumulation                   233,178          90,591          1,418,022          1,327,431
-------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (2)
Annuity contracts in accumulation                   (40,619)         23,736             (2,586)           (26,322)
-------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                19,466,353      87,984,814        265,730,062        177,745,248
-------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                10,075,588      40,672,835         81,650,752         40,977,917
-------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 6,015,052      30,665,227         93,135,075         62,469,848
-------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                59,250,743      18,451,441         60,499,972         42,048,531
-------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 9,179,295      45,568,978         76,614,253         31,045,275
-------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C               $421,797,682    $949,942,696     $2,223,496,072     $1,273,553,376
===================================================================================================================

-----------------------------------------------------------------
Year Ended December 31, 1999                          Net
                                              Increase (Decrease)
                                                 in Net Assets
                                                Resulting from
                                                  Operations
-----------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                 $420,836,808
-----------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                    5,811,336
-----------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    2,053,499
-----------------------------------------------------------------
MFS Funds:
 Total Return Series:
Annuity contracts in accumulation                        8,860
-----------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund/VA: (1)
Annuity contracts in accumulation                    1,592,877
-----------------------------------------------------------------
 Strategic Bond Fund/VA: (2)
Annuity contracts in accumulation                       57,306
-----------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                  196,751,857
-----------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                   48,785,684
-----------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                   71,332,122
-----------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  107,748,096
-----------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                   43,018,343
-----------------------------------------------------------------
Total Variable Annuity Account C                $3,031,634,866
=================================================================

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                     Net
                                                                Net           Change in
                                              Net            Realized         Unrealized
                                           Investment       Gain (Loss)      Gain (Loss)
                                             Income       on Investments    on Investments
-------------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation           $4,484,625       $3,126,744        $2,132,558
-------------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation          118,239,538       37,431,264       (42,591,986)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation           16,461,643        1,046,894       (24,239,538)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation            3,308,843        1,917,397           531,876
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           19,358,523      (12,039,286)       (6,591,127)
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation           47,270,301       19,146,788       (33,331,150)
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            3,201,347        1,995,462        25,614,792
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation              184,959           90,964        10,381,800
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation               56,051            5,862         1,305,419
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation                 (453)               0             2,236
-------------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        1,020,531,624      147,882,214      (270,740,512)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            5,660,733        3,300,255        24,309,959
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation              216,022          (90,872)           (8,453)
-------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation               48,545          (79,227)           (3,880)
-------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           15,724,982        6,079,736        55,890,076
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation              962,713          414,344          (273,056)
-------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation              (57,013)         502,554           276,131
-------------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation              506,421          274,738         1,218,868
-------------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation            1,926,317          581,133            36,729
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)              Net Assets
                                           in Net Assets                 ----------
                                             from Unit          Beginning            End
                                           Transactions          of Year           of Year
-----------------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation          ($13,863,249)        $86,000,256       $81,880,934
-----------------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation          (131,531,827)        982,574,403       958,810,376
 Annuity contracts in payment period                              29,218,792        34,529,808
-----------------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation           (59,574,107)        377,693,504       312,007,882
 Annuity contracts in payment period                               6,384,037         5,764,551
-----------------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation           (12,384,759)         74,028,644        67,400,270
 Annuity contracts in payment period                                  71,489            73,220
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           (60,309,287)        59,581,1770                 0
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation           (60,859,707)        198,180,953       170,407,185
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation           169,649,573         270,980,130       471,441,304
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation           147,163,657                   0       157,821,380
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation            44,301,023                   0        45,668,355
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation             1,780,802                   0         1,782,585
-----------------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation          (946,107,352)      5,846,282,205     5,753,192,035
 Annuity contracts in payment period                             328,867,005       373,523,149
-----------------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            47,381,121          64,734,239       145,431,206
 Annuity contracts in payment period                                 116,487            71,588
-----------------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation               816,418           1,244,378         2,177,493
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation              (391,345)          1,425,611           999,704
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           158,281,330         238,578,749       473,757,587
 Annuity contracts in payment period                                 437,343         1,234,629
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation             3,990,282           4,116,477         9,210,760
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation             2,602,681           4,953,155         8,277,508
-----------------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation             3,698,655           2,016,027         7,714,709
-----------------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation           (12,977,974)         53,070,226        42,650,270
 Annuity contracts in payment period                                 261,063           247,224
-----------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income    on Investments   on Investments
--------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation       $8,294,242     $3,567,509       ($1,354,469)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation           75,050       (233,415)           37,873
--------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation          217,851        496,621        13,504,421
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation        1,269,847      1,776,481         2,281,833
--------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation           31,993        133,328           166,754
--------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation           50,560         15,298         1,220,016
--------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation          144,013         14,730           497,930
--------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation          107,787         44,964           835,034
--------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation        5,750,754      2,809,577        (1,784,527)
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation        7,630,657     10,615,100        (7,600,032)
--------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation       23,503,440      6,451,416        75,728,469
--------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation          124,194        (41,988)           34,123
--------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation          391,037        978,239         4,823,117
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation        1,657,402        869,135             1,190
--------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation        9,818,964     15,275,881        61,433,098
--------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation          221,114     10,243,611         8,479,708
--------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation       13,303,149     18,380,825       490,048,109
--------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation        2,407,967      2,695,537        33,691,755
--------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation        1,905,340        102,768        (1,858,291)
--------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)             Net Assets
                                           in Net Assets                ----------
                                             from Unit         Beginning           End
                                           Transactions         of Year          of Year
---------------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation           $56,001,252     $258,856,854       $325,367,721
 Annuity contracts in payment period                               83,117             80,784
---------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation               543,051        1,561,066          1,983,625
---------------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation               734,295       47,966,985         62,919,038
 Annuity contracts in payment period                                9,901             11,036
---------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation               526,409       28,785,139         34,639,709
---------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation             1,498,214                0          1,830,289
---------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation             8,466,129                0          9,752,003
---------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation             4,044,040                0          4,700,713
---------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation             7,550,284                0          8,538,069
---------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation            (2,584,906)      63,901,407         68,092,305
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation           (22,905,250)     226,201,287        213,941,762
---------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           104,243,427      230,408,503        440,335,255
---------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation               146,104        1,611,556          1,873,989
---------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation             1,026,570       14,814,602         22,033,565
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation            (1,496,641)      26,699,659         27,730,745
---------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation            28,744,136      360,081,326        475,353,405
---------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation            10,276,427       93,352,318        122,573,178
---------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation           279,468,672      292,229,082      1,093,429,837
---------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation           101,738,423       94,876,992        235,410,674
---------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               257,212       32,501,248         32,908,277
---------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

----------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                              Net
                                                                        Net            Change in
                                                      Net            Realized         Unrealized
                                                  Investment        Gain (Loss)       Gain (Loss)
                                                    Income        on Investments    on Investments
----------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    ($878,661)     $4,203,879        $85,432,344
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (7,230,405)      28,651,722        399,415,491
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                     (38,024)         920,198          4,929,162
----------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                    (100,558)      (1,949,728)         4,103,785
----------------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation                      21,607            9,440            (22,187)
----------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund/VA: (1)
 Annuity contracts in accumulation                      32,268          233,178          1,327,431
----------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (2)
 Annuity contracts in accumulation                     124,247          (40,619)           (26,322)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                    (459,744)      19,466,353        177,745,248
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                  (2,267,821)      10,075,588         40,977,917
----------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   2,847,222        6,015,052         62,469,848
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   6,448,822       59,250,743         42,048,531
----------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   2,793,773        9,179,295         31,045,275
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                $1,336,283,808    $421,797,682     $1,273,553,376
====================================================================================================

--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)               Net Assets
                                                  in Net Assets                  ----------
                                                    from Unit           Beginning             End
                                                  Transactions           of Year            of Year
--------------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                $141,722,099         $132,697,360       $362,723,120
 Annuity contracts in payment period                                        235,492            689,393
--------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                 100,021,912          615,835,740      1,136,307,574
 Annuity contracts in payment period                                        365,972            752,858
--------------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                   1,680,324            4,094,455         11,586,115
--------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                  (5,286,357)          19,741,327         16,508,469
--------------------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation                     289,569              385,767            684,196
--------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund/VA: (1)
 Annuity contracts in accumulation                   3,302,879              976,121          5,871,877
--------------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (2)
 Annuity contracts in accumulation                   1,177,371            2,253,578          3,464,259
 Annuity contracts in payment period                                          3,521             27,517
--------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (33,182,887)         434,156,330        597,714,231
 Annuity contracts in payment period                                         27,431             38,500
--------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                 (35,109,323)         242,087,516        255,763,877
--------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   4,623,083          150,852,476        226,770,707
 Annuity contracts in payment period                                              0             36,974
--------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                 (18,230,281)         201,965,809        291,483,624
--------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (15,852,163)         215,872,943        243,032,240
 Annuity contracts in payment period                                         56,047             62,930
--------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                   $5,100,009      $12,426,365,277    $15,463,100,152
========================================================================================================

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                      Net
                                                                 Net           Change in
                                               Net            Realized         Unrealized
                                            Investment       Gain (Loss)      Gain (Loss)
                                              Income       on Investments    on Investments
--------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $3,128,384      $2,562,397        ($3,610,219)
--------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation           153,211,956      42,703,224        (53,862,918)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation            18,437,889         521,925          5,612,691
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             2,049,966       2,450,233         (2,015,396)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation            15,962,213      11,960,830        (16,355,219)
--------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            21,997,865      23,920,782          5,826,482
--------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation               816,486               0             75,991
--------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         1,015,570,023     190,048,495       (448,991,512)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation              (223,647)        231,175          7,331,655
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation               116,367         (49,386)          (104,129)
--------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation                71,714           8,031            (60,361)
--------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation             8,817,406       1,967,287         31,233,673
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation               186,430          (9,298)           420,810
--------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation               180,192        (238,686)           395,906
--------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation                91,856        (177,741)            53,600
--------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             1,746,594         975,624           (708,542)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation             9,089,898       1,505,797           (303,586)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation                70,732         (47,944)          (110,732)
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                     Net
                                         Increase (Decrease)              Net Assets
                                            in Net Assets                 ----------
                                              from Unit          Beginning            End
                                            Transactions          of Year           of Year
------------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $11,804,390         $72,115,304       $86,000,256
------------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation           (119,806,746)        968,354,403       982,574,403
 Annuity contracts in payment period                               21,193,276        29,218,792
------------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation            (19,343,273)        372,629,553       377,693,504
 Annuity contracts in payment period                                6,218,756         6,384,037
------------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             21,876,020          49,739,310        74,028,644
 Annuity contracts in payment period                                        0            71,489
------------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation            (31,539,579)         79,552,932        59,581,177
------------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            (90,386,869)        236,822,693       198,180,953
------------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            270,087,653                   0       270,980,130
------------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation           (952,072,750)      6,078,549,136     5,846,282,205
 Annuity contracts in payment period                              292,045,818       328,867,005
------------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             56,413,060           1,098,483        64,734,239
 Annuity contracts in payment period                                        0           116,487
------------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation              1,281,526                   0         1,244,378
------------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation              1,406,227                   0         1,425,611
------------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation            113,822,649          83,098,319       238,578,749
 Annuity contracts in payment period                                   76,758           437,343
------------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation              3,518,535                   0         4,116,477
------------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation              4,615,743                   0         4,953,155
------------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              2,048,312                   0         2,016,027
------------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             18,514,701          32,749,254        53,070,226
 Annuity contracts in payment period                                   53,658           261,063
------------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation              8,301,664         240,346,197       258,856,854
 Annuity contracts in payment period                                        0            83,117
------------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              1,649,010                   0         1,561,066
------------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                      Net
                                                                 Net           Change in
                                                Net           Realized        Unrealized
                                             Investment      Gain (Loss)      Gain (Loss)
                                               Income     on Investments   on Investments
-------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation               $34,075       ($632,566)       ($237,039)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation                72,311         170,847        3,765,980
-------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation             3,912,500       1,912,051        2,389,226
-------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation             9,927,989       6,494,005        3,583,644
-------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation            16,421,511       2,297,310       37,802,599
-------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                (5,690)        (11,606)           8,863
-------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation               894,375         575,848           27,910
-------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation             2,664,758         493,267           52,204
-------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation            11,718,943       8,948,829       55,916,578
-------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation             1,445,737       1,421,594       15,143,241
-------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation            (2,715,064)      9,472,868       63,408,377
-------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation             2,053,127       1,503,469       15,336,313
-------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation             1,403,917         484,768         (205,615)
-------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation             5,050,660       2,933,593       22,714,944
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation            13,991,276      27,711,590       75,136,932
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation               341,144      (1,259,258)        (685,957)
-------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation             1,386,460         551,760       (8,013,218)
-------------------------------------------------------------------------------------------
 MFS Fund:
  Total Return Series:
 Annuity contracts in accumulation                  (980)           (168)          21,009
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Year Ended December 31, 1998                       Net
                                           Increase (Decrease)            Net Assets
                                              in Net Assets               ----------
                                                from Unit         Beginning          End
                                              Transactions         of Year         of Year
---------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation              $43,856,203        $4,956,212    $47,966,985
 Annuity contracts in payment period                                        0          9,901
---------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation               22,736,361         2,039,640     28,785,139
---------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation                1,243,219        54,444,411     63,901,407
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation               15,460,299       190,735,350    226,201,287
---------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation               45,629,738       128,257,345    230,408,503
---------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                1,619,989                 0      1,611,556
---------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                 (132,737)       13,449,206     14,814,602
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                  290,089        23,199,341     26,699,659
---------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation               26,948,171       256,548,805    360,081,326
---------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation               17,619,975        57,721,771     93,352,318
---------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation               11,462,457       210,600,444    292,229,082
---------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation               38,532,102        37,451,981     94,876,992
---------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               16,062,139        14,756,039     32,501,248
---------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation               22,205,253        79,992,417    132,697,360
 Annuity contracts in payment period                                   35,986        235,492
---------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation               70,151,913       429,093,163    615,835,740
 Annuity contracts in payment period                                  116,838        365,972
---------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                  (90,067)        5,788,593      4,094,455
---------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation              (17,149,400)       42,965,725     19,741,327
---------------------------------------------------------------------------------------------
 MFS Fund:
  Total Return Series:
 Annuity contracts in accumulation                  365,906                 0        385,767
---------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                             Net
                                                                        Net           Change in
                                                      Net            Realized        Unrealized
                                                  Investment        Gain (Loss)      Gain (Loss)
                                                    Income        on Investments   on Investments
--------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund:
 Annuity contracts in accumulation                      ($3,966)        ($25,797)        $90,591
--------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                      (10,626)         (19,660)         23,736
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   (3,417,298)       6,217,559      91,886,007
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   (2,696,448)       3,203,133      44,839,052
--------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   (1,409,082)       1,764,276      29,028,143
--------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   (2,085,647)      20,936,373      15,417,811
--------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   (1,234,277)       2,580,929      42,197,410
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                $1,309,062,029     $376,057,759     $34,476,935
==================================================================================================

--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                           Net
                                               Increase (Decrease)               Net Assets
                                                  in Net Assets                  ----------
                                                    from Unit           Beginning             End
                                                  Transactions           of Year            of Year
--------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund:
 Annuity contracts in accumulation                     $915,293                  $0           $976,121
--------------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                    2,263,649                   0          2,253,578
 Annuity contracts in payment period                                              0              3,521
--------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                  (13,492,672)        352,966,999        434,156,330
 Annuity contracts in payment period                                         23,166             27,431
--------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                  (30,288,218)        227,029,997        242,087,516
--------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                    5,182,435         116,286,704        150,852,476
--------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                  (35,002,543)        202,699,815        201,965,809
--------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                    2,934,376         169,450,553        215,872,943
 Annuity contracts in payment period                                              0             56,047
--------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                 ($448,485,797)    $11,155,254,351    $12,426,365,277
========================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.
 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.
(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.
(11) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(13) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1999, the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP


Hartford, Connecticut
February 3, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                       Page
                                                                                       ----
Independent Auditors' Report........................................................    F-2
Consolidated Financial Statements:
   Consolidated Statements of Income for the Years Ended December 31, 1999,
     1998 and 1997..................................................................    F-3
   Consolidated Balance Sheets as of December 31, 1999 and 1998.....................    F-4
   Consolidated Statements of Changes in Shareholder's Equity for the Years Ended
     December 31, 1999, 1998 and 1997...............................................    F-5
   Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998
     and 1997.......................................................................    F-6
   Notes to Consolidated Financial Statements.......................................    F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.



                                                              /s/ KPMG LLP



Hartford, Connecticut
February 7, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                       Consolidated Statements of Income
                                   (millions)

                                                               Years Ended December 31,
                                                       -----------------------------------------
                                                           1999          1998           1997
                                                       -----------   ------------   ------------
Revenue:
 Premiums                                               $  107.5       $   79.4      $   69.1
 Charges assessed against policyholders                    388.3          324.3         262.0
 Net investment income                                     886.3          871.8         881.7
 Net realized capital (losses) gains                       (21.5)          10.4          29.7
 Other income                                              129.7          100.2          96.8
                                                        --------       --------      --------
  Total revenue                                          1,490.3        1,386.1       1,339.3
                                                        --------       --------      --------
Benefits and expenses:
 Current and future benefits                               746.2          714.4         720.4
 Operating expenses:
  Salaries and related benefits                            153.0          141.0         133.5
  Other                                                    214.9          200.8         182.8
 Amortization of deferred policy acquisition costs         104.9           91.2          66.3
                                                        --------       --------      --------
  Total benefits and expenses                            1,219.0        1,147.4       1,103.0
                                                        --------       --------      --------
Income from continuing operations before income
  taxes                                                    271.3          238.7         236.3
Income taxes                                                90.1           66.6          68.4
                                                        --------       --------      --------
Income from continuing operations                          181.2          172.1         167.9
Discontinued operations, net of tax:
 Income from operations                                       --           61.8          67.8
 Amortization of deferred gain on sale                       5.7             --            --
 Immediate gain on sale                                       --           59.0            --
                                                        --------       --------      --------
Net income                                              $  186.9       $  292.9      $  235.7
                                                        ========       ========      ========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                     December 31,    December 31,
                                                                         1999            1998
                                                                    -------------   --------------
                              Assets
Investments:
 Debt securities available for sale, at fair value
  (amortized cost: $11,657.9 and $11,571.3)                            $11,410.1       $12,068.2
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $134.7 and $202.6)                  130.9           203.3
  Investment in affiliated mutual funds (cost: $63.5 and $96.8)             64.1           100.1
  Common stock (cost: $6.7 and $1.0)                                        11.5             2.0
 Short-term investments                                                     74.2            48.9
 Mortgage loans                                                              6.7            12.7
 Policy loans                                                              314.0           292.2
 Other investments                                                          13.2            12.7
                                                                     -----------     -----------
    Total investments                                                   12,024.7        12,740.1
Cash and cash equivalents                                                  693.3           628.3
Short-term investments under securities loan agreement                     232.5           277.3
Accrued investment income                                                  150.7           151.6
Premiums due and other receivables                                         298.3            61.1
Reinsurance recoverable                                                  3,001.2         2,959.8
Deferred income taxes                                                      150.4           114.3
Deferred policy acquisition costs                                        1,046.4           893.1
Other assets                                                                96.5            70.4
Separate Accounts assets                                                38,692.6        29,430.2
                                                                     -----------     -----------
    Total assets                                                       $56,386.6       $47,326.2
                                                                     ===========     ===========
                    Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                                $ 3,850.4       $ 3,815.9
 Unpaid claims and claim expenses                                           27.3            18.8
 Policyholders' funds left with the Company                             11,121.7        11,305.6
                                                                     -----------     -----------
    Total insurance reserve liabilities                                 14,999.4        15,140.3
 Payables under securities loan agreement                                  232.5           277.3
 Current income taxes                                                       14.7           279.6
 Other liabilities                                                       1,063.0           805.5
 Separate Accounts liabilities                                          38,692.6        29,430.2
                                                                     -----------     -----------
    Total liabilities                                                   55,002.2        45,932.9
                                                                     -----------     -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares
  authorized; 55,000 shares issued and outstanding)                          2.8             2.8
 Paid-in capital                                                           431.8           431.8
 Accumulated other comprehensive (loss) income                             (44.8)          104.8
 Retained earnings                                                         994.6           853.9
                                                                     -----------     -----------
    Total shareholder's equity                                           1,384.4         1,393.3
                                                                     -----------     -----------
     Total liabilities and shareholder's equity                        $56,386.6       $47,326.2
                                                                     ===========     ===========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                        Years Ended December 31,
                                              ---------------------------------------------
                                                   1999            1998            1997
                                              -------------   -------------   -------------
Shareholder's equity, beginning of year          $1,393.3        $1,852.8        $1,618.3
Comprehensive income:
 Net income                                         186.9           292.9           235.7
 Other comprehensive income, net of tax:
   Unrealized (losses) gains on securities
    ($(230.2), $18.2 $49.9, pretax)(1)             (149.6)           11.9            32.4
                                               ----------      ----------      ----------
Total comprehensive income                           37.3           304.8           268.1
                                               ----------      ----------      ----------
Capital contribution                                   --             9.3            (5.0)
Other changes                                         2.8             2.4             5.7
                                               ----------      ----------      ----------
Common stock dividends                              (49.0)         (776.0)          (34.3)
                                               ----------      ----------      ----------
Shareholder's equity, end of year                $1,384.4        $1,393.3        $1,852.8
                                               ==========      ==========      ==========

(1) Net of reclassification adjustments.

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                          ---------------------------------------------
                                                                               1999            1998            1997
                                                                          -------------   -------------   -------------
Cash Flows from Operating Activities:
Net income                                                                 $    186.9      $    292.9      $    235.7
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
 Net accretion of discount on investments                                       (26.5)          (29.5)          (66.8)
 Amortization of deferred gain on sale                                          ( 5.7)             --              --
 Immediate gain on sale                                                            --           (59.0)             --
 Net realized capital losses (gains)                                             21.5           (11.1)          (36.0)
 Changes in assets and liabilities:
  Decrease (increase) in accrued investment income                                0.9            11.4           ( 4.0)
  Increase in premiums due and other receivables                                 23.3           (23.7)          (30.0)
  (Increase) decrease in policy loans                                           (21.8)          177.4           (70.3)
  Increase in deferred policy acquisition costs                                (153.3)         (132.8)         (155.8)
  Decrease in reinsurance loan to affiliate                                        --           397.2           231.1
  Net increase in universal life account balances                                55.7           122.9           157.1
  Decrease in other insurance reserve liabilities                               (28.6)          (41.8)         (120.3)
  Decrease in other liabilities and other assets                                (53.9)          (53.6)          (74.0)
  (Decrease) increase in income taxes                                          (259.8)          106.4           (25.8)
                                                                           ----------      ----------      ----------
Net cash (used for) provided by operating activities                           (261.3)          756.7            40.9
                                                                           ----------      ----------      ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                          5,890.1         6,790.2         5,311.4
  Equity securities                                                             111.2           150.1           103.1
  Mortgage loans                                                                  6.1             0.3             0.2
  Life Business                                                                    --           966.5              --
 Investment maturities and collections of:
  Debt securities available for sale                                          1,216.5         1,296.3         1,212.7
  Short-term investments                                                         80.6           135.3           108.4
 Cost of investment purchases in:
  Debt securities available for sale                                         (7,099.7)       (6,706.4)       (6,734.8)
  Equity securities                                                             (13.0)         (125.7)         (113.3)
  Short-term investments                                                       (106.0)          (83.9)         (167.1)
 Increase in property and equipment                                               5.7             9.0            10.0
 Other, net                                                                       3.7        (2,725.9)             --
                                                                           ----------      ----------      ----------
Net cash provided by (used for) investing activities                             95.2          (294.2)         (269.4)
                                                                           ----------      ----------      ----------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                      2,040.2         1,571.1         1,621.2
 Withdrawals of investment contracts                                         (1,680.8)       (1,393.1)       (1,256.3)
 Capital contribution to Separate Account                                          --              --           (25.0)
 Return of capital from Separate Account                                           --             1.7            12.3
Capital contribution from HOLDCO                                                   --             9.3            (5.0)
Dividends paid to shareholder                                                  (255.0)         (570.0)          (34.3)
Other, net                                                                      126.7           (34.3)           26.4
                                                                           ----------      ----------      ----------
Net cash provided by (used for) financing activities                            231.1          (415.3)          339.3
                                                                           ----------      ----------      ----------
Net increase in cash and cash equivalents                                        65.0            47.2           110.8
Cash and cash equivalents, beginning of year                                    628.3           581.1           470.3
                                                                           ----------      ----------      ----------
Cash and cash equivalents, end of year                                     $    693.3      $    628.3      $    581.1
                                                                           ==========      ==========      ==========
Supplemental cash flow information:
Income taxes paid, net                                                     $    316.5      $     60.5      $    130.3
                                                                           ==========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to note 3).

Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other Aetna products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

Principles of Consolidation

The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA") and Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. whose ultimate parent is Aetna Inc. ("Aetna"). On July 1, 1999, HOLDCO contributed IA Holdco to the Company (refer to note 2).

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. The contribution of IA Holdco to the Company was accounted for in a manner similar to that of a pooling-of-interests and accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco. Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.

New Accounting Standards

Accounting by Insurance and Other Enterprises for Insurance-Related Assesments

As of January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. The adoption of this standard did not have a material effect on the Company's financial position or results of operations, as the Company had previously accounted for guaranty-fund and other insurance-related assessments in a manner consistent with this standard.

Future Application of Accounting Standards

Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk

In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.

Accounting for Derivative Instruments and Hedging Activities

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133 on the Company's financial statements will vary based on certain factors including future interpretative guidance from the FASB, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of adoption of this standard and currently does not believe that it will have a material effect on its financial position and results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1999 and 1998, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $232.5 million and $277.3 million, respectively.

The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to note 5.)

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

Deferred Policy Acquisition Costs

Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification. Unamortized deferred policy acquisition costs related to deferred annuity products were approximately $1.0 billion and $893 million as of December 31, 1999 and 1998, respectively.

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

Insurance Reserve Liabilities

Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.50% to 11.25% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Revenue Recognition

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets are carried at fair value. At December 31, 1999 and 1998 , unrealized losses of $8.0 million and unrealized gains of $10.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.70% to 12.00% in 1999 and 3.00 to 8.10% in 1998.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1999 and 1998, $2,989 million and $2,946 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to note 3)

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Contribution of IA Holdco from HOLDCO

On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, provides distribution services for certain Aetna mutual funds and other Aetna products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3. Discontinued Operations-Individual Life Insurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain is recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.2 million (after tax) of the deferred gain was recognized during 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999. The remaining deferred gain will be recognized over approximately 14 years. The unamortized portion of the deferred gain is presented in other liabilities on the Consolidated Balance Sheets.

The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million and $620.4 million for 1998 and 1997. Premiums ceded and reinsurance recoveries made in 1999 totaled $476.5 million and $513.4 million, respectively, and in 1998 totaled $153.4 million and $70.5 million, respectively.

4. Investments

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized         Fair
1999 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------
 U.S. government and government agencies
  and authorities                                       $  1,087.2       $   4.6        $  22.1       $  1,069.7

 States, municipalities and political subdivisions             0.3            --             --              0.3

 U.S. corporate securities:
   Utilities                                                 514.5           5.6           12.7            507.4
   Financial                                               1,869.8           8.2           44.7          1,833.3
   Transportation/capital goods                              623.4            .9           39.0            585.3
   Health care/consumer products                           1,138.7           9.3           51.3          1,096.7
   Natural resources                                         424.6           1.3           15.4            410.5
   Other corporate securities                                214.0           1.0           14.9            200.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          4,785.0          26.3          178.0          4,633.3
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              364.6          17.1           11.9            369.8
   Utilities                                                 196.4           7.3             .4            203.3
   Other                                                     748.2           8.9           34.3            722.8
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,309.2          33.3           46.6          1,295.9
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                           1,055.9          19.8           17.6          1,058.1
   Collateralized mortgage obligations                     1,683.1          25.1           37.7          1,670.5
----------------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities              2,739.0          44.9           55.3          2,728.6
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,031.5           3.4           48.7            986.2

 Other asset-backed securities                               705.7           0.3            9.9            696.1
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,657.9       $ 112.8        $ 360.6       $ 11,410.1
================================================================================================================

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized        Fair
1998 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------

 U.S. government and government agencies
  and authorities                                       $    718.9       $   60.4       $   0.2      $    779.1

 States, municipalities and political subdivisions             0.3             --            --             0.3

 U.S. corporate securities:
   Utilities                                                 615.2           29.8           4.1           640.9
   Financial                                               2,260.2           94.6           5.6         2,349.2
   Transportation/capital goods                              580.8           33.0           1.1           612.7
   Healthcare/consumer products                            1,328.2           69.8           4.8         1,393.2
   Natural resources                                         254.5            6.9           2.3           259.1
   Other corporate securities                                261.7            5.8           7.4           260.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          5,300.6          239.9          25.3         5,515.2
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              507.6           30.4          32.9           505.1
   Utilities                                                 147.0           32.4            --           179.4
   Other                                                     511.2           14.9           1.8           524.3
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,165.8           77.7          34.7         1,208.8
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                             671.9           38.4           2.9           707.4
   Collateralized mortgage obligations                     1,879.6          119.7          10.4         1,988.9
----------------------------------------------------------------------------------------------------------------
  Total residential mortgage-backed securities             2,551.5          158.1          13.3         2,696.3
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,114.9           30.9           9.8         1,136.0

 Other asset-backed securities                               719.3           13.8           0.6           732.5
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,571.3       $  580.8       $  83.9      $ 12,068.2
================================================================================================================

At December 31, 1999 and 1998, net unrealized (depreciation) appreciation of $(247.8) million and $496.9 million, respectively, on available-for-sale debt securities included $(189.7) million and $355.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

The amortized cost and fair value of debt securities for the year ended December 31, 1999 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                 Amortized         Fair
 (Millions)                                         Cost           Value
-------------------------------------------------------------------------
      Due to mature:
        One year or less                        $    266.4     $    266.5
        After one year through five years          2,838.4        2,798.7
        After five years through ten years         1,718.0        1,674.6
        After ten years                            2,351.4        2,250.1
        Mortgage-backed securities                 3,776.5        3,722.3
        Other asset-backed securities                707.2          697.9
-------------------------------------------------------------------------
        Total                                   $ 11,657.9     $ 11,410.1
=========================================================================

At December 31, 1999 and 1998, debt securities carried at fair value of $8.7 million and $8.8 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1999.

Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                       1999                            1998
                                           -----------------------------   --------------------------
                                             Amortized          Fair         Amortized          Fair
(Millions)                                      Cost           Value            Cost           Value
-----------------------------------------------------------------------------------------------------
 Total residential CMOs (1)                $ 1,683.1        $ 1,670.5      $ 1,879.6        $ 1,988.9
=====================================================================================================
 Percentage of total:
  Supporting experience rated products                           80.7%                           81.7%
  Supporting remaining products                                  19.3%                           18.3%
-----------------------------------------------------------------------------------------------------
                                                                100.0%                          100.0%
=====================================================================================================

(1) At December 31, 1999 and 1998, approximately 81% and 66%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1999 and 1998, approximately 1% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

Investments in equity securities available for sale as of December 31 were as follows:


(Millions)                       1999          1998
----------------------------------------------------
 Amortized Cost               $  204.9      $  300.4
 Gross unrealized gains           12.5          13.1
 Gross unrealized losses          10.9           8.1
----------------------------------------------------
 Fair Value                   $  206.5      $  305.4
====================================================

5. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                                 1999                        1998
                                      --------------------------   ----------------------
                                        Carrying         Fair        Carrying        Fair
(Millions)                                Value         Value          Value         Value
------------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                       $     6.7      $    6.8      $    12.7     $   12.3
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity                 1,055.3         991.0        1,063.9       984.3
   Without a fixed maturity             10,066.4       9,452.8       10,241.7     9,686.2
------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in Policyholders' funds left with the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Off-Balance-Sheet and Other Financial Instruments

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Futures Contracts:

Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures as of December 31, 1999.

Warrants:

Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1999 were both $6.5 million. The carrying values and estimated fair values as of December 31, 1998 were both $1.5 million.

Options:

During 1999, the Company earned $0.4 million of investment income for writing call options on underlying securities. The Company did not write any call options in 1998. As of December 31, 1999 and 1998, there were no option contracts outstanding.

Debt Instruments with Derivative Characteristics:

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1999 was as follows:


                                                       Amortized          Fair
(Millions)                                                Cost           Value
--------------------------------------------------------------------------------
 Residential collateralized mortgage obligations      $  1,683.1      $  1,670.5
  Principal-only strips (included above)                     9.2             9.7
  Interest-only strips (included above)                     10.7            14.6
 Other structured securities with derivative
  characteristics (1)                                       81.7            67.2
--------------------------------------------------------------------------------

 (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6. Net Investment Income

Sources of net investment income were as follows:

 (Millions)                                    1999          1998          1997
--------------------------------------------------------------------------------
 Debt securities                            $  823.3      $  798.8      $  814.6
 Nonredeemable preferred stock                  17.1          18.4          12.9
 Investment in affiliated mutual funds           2.4           6.6           3.8
 Mortgage loans                                  1.1           0.6           0.3
 Policy loans                                    7.7           7.2           5.7
 Reinsurance loan to affiliate                    --           2.3           5.5
 Cash equivalents                               39.0          46.1          40.2
 Other                                          15.3          13.2          16.1
--------------------------------------------------------------------------------
 Gross investment income                       905.9         893.2         899.1
 Less: investment expenses                     (19.6)        (21.4)        (17.4)
--------------------------------------------------------------------------------
 Net investment income                      $  886.3      $  871.8      $  881.7
================================================================================

Net investment income includes amounts allocable to experience rated contractholders of $659.6 million, $655.6 million and $673.8 million for the years ended December 31, 1999, 1998 and 1997, respectively. Interest credited to contractholders is included in current and future benefits.

7. Dividend Restrictions and Shareholder's Equity

The Company paid $255.0 million, $570.0 million and $34.3 million in cash dividends to HOLDCO in 1999,1998 and 1997, respectively. Of the $255.0 million paid in 1999, $206 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $133.9 million, $148.1 million and $80.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory capital and surplus was $845.2 million and $773.0 million as of December 31, 1999 and 1998, respectively.

As of December 31, 1999, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

8. Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

Net realized capital (losses) gains on investments were as follows:


 (Millions)                                        1999         1998         1997
----------------------------------------------------------------------------------
 Debt securities                                 $ (23.6)     $  7.4      $   21.1
 Equity securities                                   2.1         3.0           8.6
----------------------------------------------------------------------------------
 Pretax realized capital (losses) gains          $ (21.5)     $ 10.4      $   29.7
==================================================================================
 After-tax realized capital (losses) gains       $ (14.0)     $  7.3      $   19.2
==================================================================================

Net realized capital (losses) gains of $(36.7) million, $15.0 million and $83.7 million for 1999, 1998 and 1997, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $68.5 million and $118.6 million at December 31, 1999 and 1998, respectively.

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:


(Millions)                  1999            1998            1997
------------------------------------------------------------------
 Proceeds on sales      $  5,890.1      $  6,790.2      $  5,311.3
 Gross gains                  10.5            98.8            23.8
 Gross losses                 34.1            91.4             2.7
------------------------------------------------------------------

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


(Millions)                                           1999          1998         1997
-------------------------------------------------------------------------------------
 Debt securities                                   $ (199.2)     $  18.9      $  44.3
 Equity securities                                     (3.4)       (16.1)         5.6
 Other                                                (27.6)        15.4           --
-------------------------------------------------------------------------------------
   Subtotal                                          (230.2)        18.2         49.9
 (Decrease) increase in deferred income taxes
   (Refer to note 9)                                  (80.6)         6.3         17.5
-------------------------------------------------------------------------------------
 Net changes in accumulated other
   comprehensive (loss) income                     $ (149.6)     $  11.9      $  32.4
=====================================================================================

Net unrealized capital (losses) gains allocable to experience-rated contracts of $(189.7) and $355.8 million at December 31, 1999 and December 31, 1998 respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity.

Shareholder's equity included the following accumulated other comprehensive
(loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:


(Millions)                                        1999          1998          1997
-----------------------------------------------------------------------------------
 Debt securities:
  Gross unrealized capital gains                $  18.6      $  157.3      $  140.6
  Gross unrealized capital losses                 (76.7)        (16.2)        (18.4)
-----------------------------------------------------------------------------------
                                                  (58.1)        141.1         122.2
-----------------------------------------------------------------------------------
 Equity securities:
  Gross unrealized capital gains                   12.5          13.1          21.2
  Gross unrealized capital losses                 (10.9)         (8.1)         (0.1)
-----------------------------------------------------------------------------------
                                                    1.6           5.0          21.1
-----------------------------------------------------------------------------------
 Other:
  Gross unrealized capital gains                    1.3          17.1            --
  Gross unrealized capital losses                 (13.7)         (1.8)           --
-----------------------------------------------------------------------------------
                                                  (12.4)         15.3            --
-----------------------------------------------------------------------------------
 Deferred income taxes (Refer to note 9)          (24.1)         56.6          50.4
-----------------------------------------------------------------------------------
 Net accumulated other comprehensive (loss)
   income                                       $ (44.8)     $  104.8      $   92.9
===================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:


(Millions)                                              1999          1998         1997
----------------------------------------------------------------------------------------
 Unrealized holding (losses) gains arising
   during the year (1)                                $ (146.3)     $  38.3      $  99.2
 Less: reclassification adjustment for gains and
   other items included in net income (2)                  3.3         26.4         66.8
========================================================================================
 Net unrealized (losses) gains on securities          $ (149.6)     $  11.9      $  32.4
========================================================================================

 (1) Pretax unrealized holding (losses) gains arising during the year were $(225.2) million, $58.8 million and $152.7 million for 1999, 1998 and 1997, respectively.
 (2) Pretax reclassification adjustments for gains and other items included in net income were $5.0 million, $40.6 million and $102.8 million for 1999, 1998 and 1997, respectively.

9. Income Taxes

The Company is included in the consolidated federal income tax return, the combined New York return, and Illinois unitary state income tax return of Aetna. Aetna allocates to each member, as permitted under a tax sharing arrangement, an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.

Income taxes from continuing operations consist of the following:


(Millions)                                   1999          1998         1997
-----------------------------------------------------------------------------
 Current taxes (benefits):
  Federal                                  $  63.8      $  257.4      $  40.0
  State                                        2.5           3.0          3.3
  Net realized capital (losses) gains        (20.1)         16.8         39.1
-----------------------------------------------------------------------------
                                              46.2         277.2         82.4
-----------------------------------------------------------------------------
 Deferred taxes (benefits):
  Federal                                     31.3        (196.7)        14.3
  Net realized capital gains (losses)         12.6         (13.9)       (28.3)
-----------------------------------------------------------------------------
                                              43.9        (210.6)       (14.0)
-----------------------------------------------------------------------------
   Total                                   $  90.1      $   66.6      $  68.4
=============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


(Millions)                                         1999          1998          1997
------------------------------------------------------------------------------------
 Income from continuing operations before
   income taxes                                 $ 271.3       $ 238.7       $ 236.3
 Tax rate                                          35%           35%           35%
------------------------------------------------------------------------------------
 Application of the tax rate                       95.0          83.5          82.7
 Tax effect of:
  State income tax, net of federal benefit          1.6           2.0           2.1
  Excludable dividends                             (6.1)        (17.1)        (15.6)
  Other, net                                       (0.4)         (1.8)         (0.8)
------------------------------------------------------------------------------------
   Income taxes                                 $  90.1       $  66.6       $  68.4
=====================================================================================

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


(Millions)                                                          1999          1998
---------------------------------------------------------------------------------------
 Deferred tax assets:
  Insurance reserves                                             $  323.1      $  324.1
  Unrealized gains allocable to experience rated contracts             --         124.5
  Net unrealized capital losses                                      90.5            --
  Investment losses                                                   1.3            --
  Postretirement benefits other than pensions                        24.8          27.6
  Deferred compensation                                              42.5          37.3
  Sale of individual life                                            44.9          48.9
  Other                                                              20.2          20.4
---------------------------------------------------------------------------------------
 Total gross assets                                                 547.3         582.8
---------------------------------------------------------------------------------------

 Deferred tax liabilities:
  Deferred policy acquisition costs                                 324.0         282.9
  Market discount                                                     6.5           4.5
  Net unrealized capital gains                                         --         181.1
  Unrealized losses allocable to experience rated contracts          66.4            --
---------------------------------------------------------------------------------------
 Total gross liabilities                                            396.9         468.5
---------------------------------------------------------------------------------------
 Net deferred tax asset                                          $  150.4      $  114.3
=======================================================================================

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1999. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

10. Benefit Plans

Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (September 30), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $6.6 million and $3.0 million for the years ended December 31, 1999 and 1997, respectively. There were no charges in 1998 due to favorable plan asset performance.

Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula from the previous final average pay formula to a cash balance formula, which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula did not have a material effect on the Company's results of operations, liquidity or financial condition.

In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. The company provides subsidized benefits to employees whose sum of age and service is at least equal to 65. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. The costs to the Company associated with the Aetna postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.0 million and $2.4 million, respectively.

The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (September 30), accumulated benefit obligations exceeded fair value of plan assets.

The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.4 million and $0.6 million, respectively.

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $7.7 million, $5.3 million and $5.0 million in 1999, 1998 and 1997, respectively.

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Executive, middle management and non-management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may, from time to time, be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1999, 1998 and 1997, were $0.4 million, $4.2 million and $2.9 million, respectively.

11. Related Party Transactions

Investment Advisory and Other Fees

The Company serves as investment advisor to the Aetna managed mutual funds and variable funds (collectively, the Funds). Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranged, depending on the fund, from 0.25% to 0.95% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $424.2 million, $349.0 million and $271.2 million in 1999, 1998 and 1997, respectively.

Reinsurance Transactions

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), an affiliate company, in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business was sold to Lincoln. (Refer to note 3).

The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $17.9 million, $336.3 million and $176.7 million and current and future benefits of $8.6 million, $341.1 million and $183.9 million, were assumed in 1999, 1998 and 1997, respectively. Investment income of $17.0 million and $37.5 million was generated from a reinsurance loan to affiliate for the years ended December 31, 1998 and 1997, respectively.

Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million and $5.9 million for 1998 and 1997, respectively. This agreement was terminated effective October 1, 1998.

Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $115.3 million and $87.8 million were maintained for this contract as of December 31, 1999 and 1998, respectively.

Capital Transactions

The Company received no capital contributions in 1999. In 1998, the Company received a capital contribution of $9.3 million in cash from HOLDCO. In 1997, the Company returned capital of $5.0 million to HOLDCO.

Refer to note 7 for dividends paid to HOLDCO.

Other

Premiums due and other receivables include $10.5 million and $1.6 million due from affiliates in 1999 and 1998, respectively. Other liabilities include $1.9 million and $2.2 million due to affiliates for 1999 and 1998, respectively.

Aetna transferred to the Company $0.8 million, $1.7 million and $3.8 million based on its decision not to settle state tax liabilities for the years 1999, 1998 and 1997, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

12. Reinsurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 3)

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The following table includes premium amounts ceded/assumed as discussed in note 11.


                                                    Ceded to       Assumed
                                       Direct        Other       from Other        Net
(Millions)                             Amount      Companies      Companies      Amount
---------------------------------------------------------------------------------------

  1999
  ----
 Premiums:
  Discontinued Operations            $  460.1      $  478.0       $   17.9      $    --
  Accident and Health Insurance          33.4          33.4             --           --
  Annuities                             111.5           4.9             .9        107.5
---------------------------------------------------------------------------------------
   Total earned premiums             $  605.0      $  516.3       $   18.8      $ 107.5
=======================================================================================

  1998
  ----
 Premiums:
  Discontinued Operations            $  166.8      $  165.4       $  340.6      $ 342.0
  Accident and Health Insurance          16.3          16.3             --           --
  Annuities                              80.8           2.9            1.5         79.4
---------------------------------------------------------------------------------------
   Total earned premiums             $  263.9      $  184.6       $  342.1      $ 421.4
=======================================================================================

  1997
  ----
 Premiums:
  Discontinued Operations            $   35.7      $   15.1       $  177.4      $ 198.0
  Accident and Health Insurance           5.6           5.6             --           --
  Annuities                              67.9            --            1.2         69.1
---------------------------------------------------------------------------------------
   Total earned premiums             $  109.2      $   20.7       $  178.6      $ 267.1
=======================================================================================

13. Segment Information

Summarized financial information for the Company's principal operations was as follows:


                                                    Investment
Year ended December 31,               Financial     Management     Discontinued
1999 (Millions)                     Products (1)   Services (1)   Operations (1)   Other (1)      Total
---------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                         $    551.1       $  118.3              --       $ (43.9)   $    625.5
 Net investment income                   881.5            1.5              --           3.3         886.3
---------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital losses           $  1,432.6       $  119.8              --       $ (40.6)   $  1,511.8
=========================================================================================================
 Amortization of deferred policy
  acquisition costs                 $     93.4                                      $  11.5    $    104.9
---------------------------------------------------------------------------------------------------------
 Income taxes (benefits)            $     87.0       $   16.5                       $ (13.4)   $     90.1
---------------------------------------------------------------------------------------------------------
 Operating earnings (losses) (2)    $    192.1       $   28.1              --       $  (7.5)   $    212.7
 Other item (3)                             --                             --         (17.5)        (17.5)
 Net realized capital losses,
  net of tax                             (14.0)                            --            --         (14.0)
---------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                             178.1           28.1              --         (25.0)        181.2
 Discontinued operations,
  net of tax:
  Amortization of deferred
   gain on sale                             --                      $     5.7            --           5.7
---------------------------------------------------------------------------------------------------------
 Net income (loss)                  $    178.1       $   28.1       $     5.7       $ (25.0)   $    186.9
=========================================================================================================
 Segment assets                     $ 53,324.4       $   73.2       $ 2,989.0                  $ 56,386.6
---------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                                --             --              --       $   5.7    $      5.7
---------------------------------------------------------------------------------------------------------
 Balance of long-lived assets               --             --              --       $  16.5    $     16.5
---------------------------------------------------------------------------------------------------------

 (1) Financial Products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $17.5 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1998 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    445.6       $  96.7               --       $ (38.4)   $    503.9
 Net investment income                  865.3           1.5               --           5.0         871.8
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,310.9       $  98.2               --       $ (33.4)   $  1,375.7
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     80.3            --               --       $  10.9    $     91.2
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     67.7       $  14.7               --       $ (15.8)   $     66.6
---------------------------------  ----------       -------               --       -------    ----------
 Operating earnings (2)            $    170.3       $  24.0               --       $  (7.1)   $    187.2
 Other item (3)                            --            --               --         (22.4)        (22.4)
 Net realized capital gains,
  net of tax                              7.3            --               --            --           7.3
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            177.6          24.0               --         (29.5)        172.1
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    61.8            --          61.8
  Immediate gain on sale                   --            --             59.0            --          59.0
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    177.6       $  24.0        $   120.8       $ (29.5)   $    292.9
========================================================================================================
 Segment assets                    $ 44,366.4       $  13.4        $ 2,946.4                  $ 47,326.2
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                               --            --               --       $   9.0    $      9.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                      $  14.8    $     14.8
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $22.4 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1997 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    371.5         $80.3               --        $(23.9)   $    427.9
 Net investment income                  876.7           1.4               --           3.6         881.7
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,248.2         $81.7               --        $(20.3)   $  1,309.6
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     57.2            --               --        $  9.1    $     66.3
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     59.7         $11.9               --        $ (3.2)   $     68.4
--------------------------------------------------------------------------------------------------------
 Operating earnings (2)            $    134.9         $19.7               --        $ (5.9)   $    148.7
 Net realized capital gains,
  net of tax                             19.2            --               --            --          19.2
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            154.1         $19.7               --          (5.9)        167.9
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    67.8            --          67.8
  Deferred gain on sale                    --            --               --            --            --
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    154.1         $19.7        $    67.8        $ (5.9)   $    235.7
========================================================================================================
 Segment assets                    $ 36,379.5         $17.9        $ 3,792.5            --    $ 40,189.9
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (3)                               --            --               --        $ 10.0    $     10.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                       $ 12.7    $     12.7
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

14. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 1999, there were no off-balance sheet commitments.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI.01107-00                                         ALIAC Ed. May 2000

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
  (a) Financial Statements:
      (1)   Included in Part A:
            Condensed Financial Information
      (2)   Included in Part B:
            Financial Statements of Variable Annuity Account C:
            -  Statement of Assets and Liabilities as of December 31, 1999
            -  Statement of Operations for the year ended December 31, 1999
            - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
            -  Condensed Financial Information for the year ended December 31,
               1999
            -  Notes to Financial Statements
            -  Independent Auditors' Report
            Financial Statements of the Depositor:
            -  Independent Auditors' Report
            - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
            -  Consolidated Balance Sheets as of December 31, 1999 and 1998
            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
            - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
            -  Notes to Consolidated Financial Statements

  (b) Exhibits
      (1)     Resolution of the Board of Directors of Aetna Life Insurance and
              Annuity Company establishing Variable Annuity Account C(1)
      (2)     Not applicable
      (3.1)   Broker-Dealer Agreement(2)
      (3.2)   Alternative Form of Wholesaling Agreement and Related Selling
              Agreement(3)
      (4.1)   Variable Annuity Contract (G-CDA(12/99))(4)
      (4.2)   Variable Annuity Contract Certificate (C-CDA(12/99))(4)
      (4.3)   Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and
              Contract Certificate C-CDA(12/99)(4)
      (4.4)   Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract
              Certificate C-CDA(12/99)(4)
      (4.5)   Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
              Certificate C-CDA(12/99)(4)
      (4.6)   Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and
              Contract Certificate C-CDA(12/99)(4)

      (4.7)   Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract
              Certificate C-CDA(12/99)(4)
      (4.8)   Variable Annuity Contract (G-CDA-99(NY))(4)
      (4.9)   Variable Annuity Contract Certificate (C-CDA-99(NY))(4)
      (4.10)  Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
              Certificate C-CDA-99(NY)(4)
      (4.11)  Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
              Contract Certificate C-CDA-99(NY)(4)
      (4.12)  Variable Annuity Contract (G-CDA(99))(4)
      (4.13)  Variable Annuity Contract Certificate (C-CDA(99))(4)
      (4.14)  Group Combination Annuity Contract (Nonparticipating)
              (A001RP95)(5)
      (4.15)  Group Combination Annuity Certificate (Nonparticipating)
              (A007RC95)(5)
      (4.16)  Group Combination Annuity Contract (Nonparticipating)
              (A020RV95)(5)
      (4.17)  Group Combination Annuity Certificate (Nonparticipating)
              (A027RV95)(5)
      (4.18)  Variable Annuity Contract (G-CDA-IA(RP))(3)
      (4.19)  Variable Annuity Contract Certificate (GTCC-IA(RP))(6)
      (4.20)  Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
      (4.21)  Variable Annuity Contract (G-CDA-HF)(7)
      (4.22)  Variable Annuity Contract Certificate (GTCC-HF)(8)
      (4.23)  Variable Annuity Contract Certificate (GDCC-HF)(4)
      (4.24)  Variable Annuity Contract (G-CDA-HD)(9)
      (4.25)  Variable Annuity Contract Certificate (GTCC-HD)(6)
      (4.26)  Variable Annuity Contract Certificate (GDCC-HD)(4)
      (4.27)  Variable Annuity Contract (GID-CDA-HO)(10)
      (4.28)  Variable Annuity Contract (GLID-CDA-HO)(10)
      (4.29)  Variable Annuity Contract (GSD-CDA-HO)(10)
      (4.30)  Variable Annuity Contract (G-CDA-HD(XC))(4)
      (4.31)  Variable Annuity Contract Certificate (GDCC-HO)(4)
      (4.32)  Variable Annuity Contract Certificate (GDCC-HD(XC))(4)
      (4.33)  Variable Annuity Contract Certificate (GTCC-HD(XC))(4)
      (4.34)  Variable Annuity Contract Certificate (GTCC-HO)(4)
      (4.35)  Variable Annuity Contract Certificate (GTCC-96(ORP))(4)
      (4.36)  Variable Annuity Contract (G-CDA-96(ORP))(4)
      (4.37)  Variable Annuity Contract Certificate (GTCC-96(TORP))(4)
      (4.38)  Variable Annuity Contract Certificate (GTCC-IB(ATORP))(4)
      (4.39)  Variable Annuity Contract Certificate (GTCC-IB(AORP))(4)
      (4.40)  Variable Annuity Contract (GST-CDA-HO)(11)
      (4.41)  Variable Annuity Contract (I-CDA-HD)(11)
      (4.42)  Variable Annuity Contract (G-CDA-IB(ATORP))(12)

      (4.43) Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate (GTCC-95(TORP))(12)
      (4.44)  Variable Annuity Contract (G-CDA-IB(AORP))(12)
      (4.45) Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate (GTCC-95(ORP))(12)
      (4.46) Variable Annuity Contracts (G-CDA-IB(ORP), (G-CDA-IB(TORP))(12) (4.47) Variable Annuity Contract (G-CDA-96(TORP))(13)
      (4.48)  Variable Annuity Contract (IA-CDA-IA)(7)
      (4.49)  Variable Annuity Contract (GIT-CDA-HO)(11)
      (4.50)  Variable Annuity Contract (GLIT-CDA-HO)(11)
      (4.51)  Variable Annuity Contract (I-CDA-98(ORP))(7)
      (4.52)  Endorsement for Exchanged Contract (EINRP95) to Contract
              A001RP95(5)
      (4.53)  Endorsement for Exchanged Contract (EINRV95) to Contract
              A020RV95(5)
      (4.54) Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(13) (4.55) Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95(14) (4.56) Endorsement (E1OMNI97) to Contract A001RP95(15)
      (4.57)  Endorsement (E2OMNI97) to Contract A001RP95(15)
      (4.58)  Endorsement (E1FXPL97) to Contract A001RP95(15)
      (4.59) Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(7) (4.60) Endorsement (EINRP97) to Contract A001RP95(7)
      (4.61)  Endorsement (EINRV97) to Contract A020RV95(7)
      (4.62)  Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(7)
      (4.63) Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(16) (4.64) Endorsement (EINRV98) to Contract A020RV95(7)
      (4.65)  Endorsement (EINRP98) to Contract A001RP95(7)
      (4.66) Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF, G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
      (4.67) Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and GLID-CDA-HO(17)
      (4.68) Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-CDA-IA(RP)(18)
      (4.69) Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD, G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95(19)
      (4.70) Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95(19)
      (4.71) Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate GTCC-HF(20)
      (4.72) Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, and GST-CDA-HO(7)

      (4.73)  Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD
              and Contract Certificates GTCC-HD and GTCC-HF(21)
      (4.74)  Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and
              GSD-CDA-HO(21)
      (4.75)  Endorsement (E3KSDC96) to Variable Annuity Contract
              GLID-CDA-HO(22)
      (4.76)  Endorsement (EMETHO96) to Variable Annuity Contract
              GLID-CDA-HO(23)
      (4.77) Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF(23) (4.78) Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO(24) (4.79) Endorsement (GET 9/96) to Variable Annuity Contracts
              G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates
              GTCC-95(TORP) and GTCC-95(ORP)(13)
      (4.80)  Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to
              Contract IA-CDA-IA(25)
      (4.81) Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA(26) (4.82) Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
              GST-CDA-HO(26)
      (4.83)  Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
              GST-CDA-HO(26)
      (4.84)  Endorsement (EI403-GI-98) to Contract IA-CDA-IA(7)
      (4.85)  Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA (99)(27)
      (4.86)  Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA(99)(27)
      (4.87)  Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA(99)(4)
      (4.88)  Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA(99)(27)
      (4.89)  Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA(99)(27)
      (4.90)  Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
              G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD, G-CDA-HD(X),
              GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO, GSD-CDA-HO,
              GST-CDA-HO, I-CDA-HD, I-CDA-HD(XC), G-CDA-IB(ATORP),
              G,CDA-IB(TORP), G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and
              I-CDA-98(ORP) and Contract Certificates A007RC95, A027RV95,
              GTCC-IA(RP), GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
              GDCC-HD(XC)(27)
      (4.91)  Variable Annuity Contract Schedule I (A001RP95(1/98))(7)
      (4.92)  Variable Annuity Contract Schedule I (A020RV95(1/98))(7)
      (5.1)   Variable Annuity Contract Application (300-MOP-96)(28)
      (5.2)   Variable Annuity Contract Application (300-GTD-IA)(29)
      (5.3)   Variable Annuity Contract Application (710.00.16H(11/97))(30)

      (5.4)   Variable Annuity Contract Application (710.00.16H(NY)(11/97))(30)
      (6.1)   Certificate of Incorporation of Aetna Life Insurance and Annuity
              Company(30)
      (6.2)   Amendment of Certificate of Incorporation of Aetna Life Insurance
              and Annuity Company(11)
      (6.3)   By-Laws as amended September 17, 1997 of Aetna Life Insurance and
              Annuity Company(31)
      (7)     Not applicable
      (8.1)   Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company and AIM dated June 30, 1998(32)
      (8.2)   Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(32)
      (8.3)   Fund Participation Agreement by and among Aetna Life Insurance and
              Annuity Company and Aetna Variable Fund, Aetna Variable Encore
              Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
              on behalf of each of its series, Aetna Variable Portfolios, Inc.
              on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
      (8.4)   Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna
              Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
              Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1,
              1998(32)
      (8.5)   Second Amendment dated December 31, 1999 to Fund Participation
              Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
              Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(4)
      (8.6)   Third Amendment dated February 11, 2000 to Fund Participation
              Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
              Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999
      (8.7)   Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna
              Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
              Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May
              1, 1998 and amended on November 9, 1998, December 31, 1999 and
              February 11, 2000
      (8.8)   Service Agreement between Aeltus Investment Management, Inc. and
              Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
              Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc.
              on behalf of each of its series dated as of May 1, 1998(2)
      (8.9)   Amendment dated November 4, 1998 to Service Agreement between
              Aeltus Investment Management, Inc. and Aetna Life Insurance and
              Annuity Company in connection with the sale of shares of Aetna
              Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
              Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(32)
      (8.10)  Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life
              Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
              Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November
              4, 1998
      (8.11)  Third Amendment dated May 1, 2000 to Service Agreement between
              Aeltus Investment Management, Inc. and Aetna Life Insurance and
              Annuity Company in connection with the sale of shares of Aetna
              Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
              Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February
              11, 2000
      (8.12)  Fund Participation Agreement among Calvert Responsibly Invested
              Balanced Portfolio, Calvert Asset Management Company, Inc. and
              Aetna Life Insurance and Annuity Company dated December 1,
              1997(34)
      (8.13)  Service Agreement between Calvert Asset Management Company, Inc.
              and Aetna Life Insurance and Annuity Company dated December 1,
              1997(34)
      (8.14)  Form of Fund Participation Agreement dated as of May 1, 2000 between The Chapman Funds, Inc. and Aetna Life Insurance and
              Annuity Company
      (8.15)  Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund and Fidelity
              Distributors Corporation dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996(11)
      (8.16)  Fifth Amendment dated as of May 1, 1997 to the Fund Participation
              Agreement between Aetna Life Insurance and Annuity Company,
              Variable Insurance Products

              Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(35)
      (8.17) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996 and May 1, 1997(36)
      (8.18) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and November 6, 1997(2)
      (8.19) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996, May 1, 1997, November 6, 1997 and May 1, 1998(4)
      (8.20) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1,1996(11)
      (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
              1996(35)
      (8.22) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996 and May 1, 1997(37)
      (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and January 20, 1998(2)
      (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996, May 1, 1997, January 20, 1998 and May 1, 1998(4)

      (8.25) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(24)
      (8.26) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(35)
      (8.27) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(33)
      (8.28) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(23)
      (8.29) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(33)
      (8.30) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(4)
      (8.31)  Service Agreement between Janus Capital Corporation and Aetna Life
              Insurance and Annuity Company dated December 8, 1997(38)
      (8.32)  Fund Participation Agreement dated May 11, 1994, between Janus
              Capital Corporation and Aetna Life Insurance and Annuity
              Company(4)
      (8.33) Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(4)
      (8.34) Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995(4)
      (8.35) Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995 and February 24, 1995(4)
      (8.36) Letter Agreement dated January 1,1996 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995 and May 1, 1995(4)
      (8.37) Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996(4)
      (8.38) Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995, January 1, 1996, and February 18, 1999

      (8.39) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
      (8.40) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(39)
      (8.41) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(4)
      (8.42) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(39)
      (9)     Opinion and Consent of Counsel
      (10)    Consent of Independent Auditors
      (11)    Not applicable
      (12)    Not applicable
      (13)    Schedule for Computation of Performance Data(16)
      (14.1)  Powers of Attorney
      (14.2)  Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
5. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.
13. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
18. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 11, 1997.
19. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
23. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
25. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
26. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 11, 1997.
27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.
28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.
29. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
30. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
31. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
32. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

33. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
34. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
35. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
36. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
37. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
38. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
39. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                    Positions and Offices with Depositor
-----------------                    ------------------------------------

Thomas J. McInerney                  Director and President

Catherine H. Smith                   Director, Chief Financial Officer and
                                     Senior Vice President

Shaun P. Mathews                     Director and Senior Vice President

Deborah Koltenuk                     Vice President, Corporate Controller,
                                     and Assistant Treasurer

Therese M. Squillacote               Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Senior Vice President, General
                                     Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      Incorporated herein by reference to Item 24 of Registration Statement on Form N-4 (File No. 33-41694), as filed on February 23, 2000.

Item 27. Number of Contract Owners

      As of February 29, 2000, there were 597,694 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

      (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
            Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

      (b)   See Item 25 regarding the Depositor.

      (c)   Compensation as of December 31, 1998:

   (1)                 (2)              (3)              (4)           (5)

Name of          Net Underwriting  Compensation
Principal        Discounts and     on Redemption      Brokerage
Underwriter      Commissions       or Annuitization   Commissions  Compensation*
-----------      -----------       ----------------   -----------  -------------

Aetna Life                           $5,240,551                    $159,707,139
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services

      Not applicable

Item 32. Undertakings

      Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

      (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

      (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

      (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

      As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 4th day of April, 2000.


                                   VARIABLE ANNUITY ACCOUNT C OF AETNA
                                   LIFE INSURANCE AND ANNUITY COMPANY
                                      (Registrant)


                              By:  AETNA LIFE INSURANCE AND ANNUITY
                                   COMPANY
                                      (Depositor)


                              By:  /s/ Thomas J. McInerney*
                                   ------------------------------------------
                                   Thomas J. McInerney
                                   President

      As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                                     Date
---------                     -----                                     ----


Thomas J. McInerney*          Director and President                 )
--------------------------    (principal executive officer)          )
Thomas J. McInerney                                                  )
                                                                     )
Catherine H. Smith*           Director and Chief Financial Officer   ) April
--------------------------                                           ) 4, 2000
Catherine H. Smith                                                   )
                                                                     )
Shaun P. Mathews*             Director                               )
--------------------------                                           )
Shaun P. Mathews                                                     )
                                                                     )
Deborah Koltenuk*             Vice President, Corporate Controller,  )
--------------------------    and Assistant Treasurer                )
Deborah Koltenuk


By: /s/ Julie E. Rockmore
    ----------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.  Exhibit
-----------  -------

99-B.8.6     Third Amendment dated February 11, 2000 to Fund
             Participation Agreement by and among Aetna Life
             Insurance and Annuity Company and Aetna Variable Fund,
             Aetna Variable Encore Fund, Aetna Income Shares, Aetna
             Balanced VP, Inc., Aetna GET Fund on behalf of each of
             its series, Aetna Generation Portfolios, Inc. on
             behalf of each of its series, Aetna Variable
             Portfolios, Inc. on behalf of each of its series, and
             Aeltus Investment Management, Inc. dated as of May 1,
             1998 and amended on November 9, 1998 and December 31,
             1999
                                                                       ---------

99-B.8.7     Fourth Amendment dated May 1, 2000 to Fund
             Participation Agreement by and among Aetna Life
             Insurance and Annuity Company and Aetna Variable Fund,
             Aetna Variable Encore Fund, Aetna Income Shares, Aetna
             Balanced VP, Inc., Aetna GET Fund on behalf of each of
             its series, Aetna Generation Portfolios, Inc. on behalf
             of each of its series, Aetna Variable Portfolios, Inc.
             on behalf of each of its series, and Aeltus Investment
             Management, Inc. dated as of May 1, 1998 and amended on
             November 9, 1998, December 31, 1999 and February 11,
             2000
                                                                       ---------

99-B.8.10    Second Amendment dated February 11, 2000 to Service
             Agreement between Aeltus Investment Management, Inc.
             and Aetna Life Insurance and Annuity Company in
             connection with the sale of shares of Aetna Variable
             Fund, Aetna Variable Encore Fund, Aetna Income Shares,
             Aetna Balanced VP, Inc., Aetna GET Fund on behalf of
             each of its series, Aetna Generation Portfolios, Inc.
             on behalf of each of its series and Aetna Variable
             Portfolios, Inc. on behalf of each of its series dated
             as of May 1, 1998 and November 4, 1998
                                                                       ---------

99-B.8.11    Third Amendment dated May 1, 2000 to Service Agreement
             between Aeltus Investment Management, Inc. and Aetna
             Life Insurance and Annuity Company in connection with
             the sale of shares of Aetna Variable Fund, Aetna
             Variable Encore Fund, Aetna Income Shares, Aetna
             Balanced VP, Inc., Aetna GET Fund on behalf of each of
             its series, Aetna Generation Portfolios, Inc. on behalf
             of each of its series and Aetna Variable Portfolios,
             Inc. on behalf of each of its series dated as of May 1,
             1998, November 4, 1998 and February 11, 2000
                                                                       ---------

Exhibit No.  Exhibit
-----------  -------

99-B.8.14    Form of Fund Participation Agreement dated as of
             May 1, 2000 between The Chapman Funds, Inc. and
             Aetna Life Insurance and Annuity Company
                                                                       ---------

99-B.8.38    Amendment dated May 1, 2000 to Fund Participation
             Agreement dated May 11, 1994, between Janus Capital
             Corporation and Aetna Life Insurance and Annuity
             Company, as amended on January 2, 1995, February 24,
             1995, May 1, 1995, January 1, 1996, and February 18,
             1999
                                                                       ---------

99-B.9       Opinion and Consent of Counsel
                                                                       ---------

99-B.10      Consent of Independent Auditors
                                                                       ---------

99-B.14.1    Power of Attorney
                                                                       ---------